    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011.

                                                             FILE NO. 333-119420

                                                                       811-08580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 204                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR M EDGE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)


ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293


[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:


X  AIM Variable Insurance Funds


X  AllianceBerstein Variable Products Series Fund, Inc.


X  Fidelity Variable Insurance Products Funds


X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.


X  Oppenheimer Variable Account Funds


X  Putnam Variable Trust

X  The Universal Institutional Funds, Inc.


Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).


This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon or intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    29
  a.  MAV Plus                                                                29
7. OPTIONAL WITHDRAWAL BENEFITS                                               31
  a.  The Hartford's Principal First Preferred                                31
  b.  The Hartford's Lifetime Income Foundation                               34
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

-------------------------------------------------------------------------------

1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

4

-------------------------------------------------------------------------------

C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                            5.5%
  $50,000 - $99,999                                                                                       4.5%
  $100,000 - $249,999                                                                                     3.5%
  $250,000 - $499,999                                                                                     2.5%
  $500,000 - $999,999                                                                                     2.0%
  $1,000,000+                                                                                             1.0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                0%
  Second Year                                                                                               0%
  Third Year                                                                                                0%
  Fourth Year                                                                                               0%
  Fifth Year                                                                                                0%
  Sixth Year                                                                                                0%
  Seventh Year                                                                                              0%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      0.55%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 0.75%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  1.80%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base(4))
  The Hartford's Lifetime Income Foundation (5)                                                          0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%

6

-------------------------------------------------------------------------------

The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                           MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.34%       1.96%
(these are expenses that are deducted from Sub-Account
assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $947
3 years                                                                   $1,747
5 years                                                                   $2,557
10 years                                                                  $4,633



(2)  If you annuitize at the end of the applicable time period:



2 year                                                                      $842
3 years                                                                   $1,642
5 years                                                                   $2,452
10 years                                                                  $4,525



(3)  If you do not Surrender your Contract:



2 year                                                                      $947
3 years                                                                   $1,747
5 years                                                                   $2,557
10 years                                                                  $4,633


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments and any applicable Payment Enhancements are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments and any applicable Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

-------------------------------------------------------------------------------

3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

-------------------------------------------------------------------------------

consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to ..55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds

10

-------------------------------------------------------------------------------

Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

-------------------------------------------------------------------------------

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

12

-------------------------------------------------------------------------------

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

-------------------------------------------------------------------------------

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

14

-------------------------------------------------------------------------------

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12

-------------------------------------------------------------------------------

  month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

16

-------------------------------------------------------------------------------

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-------------------------------------------------------------------------------

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a

18

-------------------------------------------------------------------------------

  result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

-------------------------------------------------------------------------------

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

20

-------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

-------------------------------------------------------------------------------

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

22

-------------------------------------------------------------------------------

accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

-------------------------------------------------------------------------------

or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

24

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

-------------------------------------------------------------------------------

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

26

-------------------------------------------------------------------------------

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

28

-------------------------------------------------------------------------------

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

-------------------------------------------------------------------------------

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

30

-------------------------------------------------------------------------------

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

-------------------------------------------------------------------------------

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

32

-------------------------------------------------------------------------------

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.


IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?


Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

-------------------------------------------------------------------------------

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

34

-------------------------------------------------------------------------------

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

-------------------------------------------------------------------------------

otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

36

-------------------------------------------------------------------------------

       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

38

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

-------------------------------------------------------------------------------

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

40

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

-------------------------------------------------------------------------------

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

42

-------------------------------------------------------------------------------

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment

-------------------------------------------------------------------------------

  Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

44

-------------------------------------------------------------------------------

Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

46

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

-------------------------------------------------------------------------------

time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

48

-------------------------------------------------------------------------------

offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

-------------------------------------------------------------------------------

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

50

-------------------------------------------------------------------------------

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

-------------------------------------------------------------------------------

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

52

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

-------------------------------------------------------------------------------

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT - GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

54

-------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

-------------------------------------------------------------------------------

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

56

-------------------------------------------------------------------------------

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.

  When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.


- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Letter of Intent to Submit Anticipated Premium Endorsement is not available.


- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Letter of Intent to Submit Anticipated Premium Endorsement is not available.


-   OHIO - The Fixed Accumulation Feature is not available.


-   OKLAHOMA - The only AIRs available are 3% and 5%.

- OREGON - We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- SOUTH CAROLINA - The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

- TEXAS - The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

-------------------------------------------------------------------------------

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Letter of Intent to Submit Anticipated Premium Endorsement is not available. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.

58

-------------------------------------------------------------------------------

C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

-------------------------------------------------------------------------------

Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


F. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

60

-------------------------------------------------------------------------------

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

-------------------------------------------------------------------------------


For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

62

-------------------------------------------------------------------------------

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


       a.   AMOUNTS RECEIVED AS AN ANNUITY



To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

-------------------------------------------------------------------------------


i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the Annuity Payout ceases by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the allocated investment in the Contract for the Annuity Payout, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.



      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.



iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.



       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY



i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.


       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received

64

-------------------------------------------------------------------------------

prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

-------------------------------------------------------------------------------

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still

66

-------------------------------------------------------------------------------

comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may

-------------------------------------------------------------------------------

be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

68

-------------------------------------------------------------------------------

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

-------------------------------------------------------------------------------

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

70

-------------------------------------------------------------------------------

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $49,000 in 2011) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

-------------------------------------------------------------------------------

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

72

-------------------------------------------------------------------------------

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require

-------------------------------------------------------------------------------

the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a

74

-------------------------------------------------------------------------------

"direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

-------------------------------------------------------------------------------

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.815           $8.755          $12.639
  Accumulation Unit Value at end
   of period                         $11.839          $10.815           $8.755
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        606              651              713
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.279           $8.409                -
  Accumulation Unit Value at end
   of period                         $11.135          $10.279                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        191              210                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.379           $5.340          $10.542
  Accumulation Unit Value at end
   of period                          $8.248           $7.379           $5.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               69               60
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.205           $5.268                -
  Accumulation Unit Value at end
   of period                          $7.968           $7.205                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               66                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.661           $7.244          $15.624
  Accumulation Unit Value at end
   of period                         $10.001           $9.661           $7.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        601              647              733
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.182           $6.958                -
  Accumulation Unit Value at end
   of period                          $9.406           $9.182                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        761              902                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.955           $7.737          $12.132
  Accumulation Unit Value at end
   of period                         $13.764          $10.955           $7.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99              103              120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.412           $7.431                -
  Accumulation Unit Value at end
   of period                         $12.946          $10.412                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               83                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.331           $6.935          $11.845
  Accumulation Unit Value at end
   of period                          $9.213           $8.331           $6.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               61               68
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.918           $6.661                -
  Accumulation Unit Value at end
   of period                          $8.665           $7.918                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        423              502                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.097          $10.714           $9.751
  Accumulation Unit Value at end
   of period                         $12.639          $12.097          $10.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        635              184               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.378                -                -
  Accumulation Unit Value at end
   of period                         $10.542                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.909          $11.117           $9.329
  Accumulation Unit Value at end
   of period                         $15.624          $14.909          $11.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        591              219               41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.039          $10.621           $9.427
  Accumulation Unit Value at end
   of period                         $12.132          $12.039          $10.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114               50               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.452          $10.366           $9.640
  Accumulation Unit Value at end
   of period                         $11.845          $12.452          $10.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         88               54               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.228           $8.350          $14.681
  Accumulation Unit Value at end
   of period                         $13.030          $11.228           $8.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,658            2,985            3,353
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.671           $8.020                -
  Accumulation Unit Value at end
   of period                         $12.255          $10.671                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,061            1,271                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.509           $5.572           $9.571
  Accumulation Unit Value at end
   of period                          $8.794           $7.509           $5.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                5                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.331           $5.497                -
  Accumulation Unit Value at end
   of period                          $8.496           $7.331                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.151           $7.098          $12.506
  Accumulation Unit Value at end
   of period                         $10.437           $9.151           $7.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        233              239              282
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.697           $6.818                -
  Accumulation Unit Value at end
   of period                          $9.816           $8.697                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        372              445                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.453           $7.443          $14.232
  Accumulation Unit Value at end
   of period                         $11.621           $9.453           $7.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               45               39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.985           $7.149                -
  Accumulation Unit Value at end
   of period                         $10.930           $8.985                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              155                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.952           $8.616          $14.375
  Accumulation Unit Value at end
   of period                         $15.252          $11.952           $8.616
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              426              439
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.359           $8.276                -
  Accumulation Unit Value at end
   of period                         $14.345          $11.359                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              359                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.519           $6.103          $12.623
  Accumulation Unit Value at end
   of period                         $11.937           $9.519           $6.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               37               29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.048           $5.862                -
  Accumulation Unit Value at end
   of period                         $11.227           $9.048                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               47                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.609          $11.401           $9.576
  Accumulation Unit Value at end
   of period                         $14.681          $12.609          $11.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,667            1,289              271
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.654                -                -
  Accumulation Unit Value at end
   of period                          $9.571                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.442          $10.452           $9.557
  Accumulation Unit Value at end
   of period                         $12.506          $12.442          $10.452
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              170               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.321          $10.703           $9.567
  Accumulation Unit Value at end
   of period                         $14.232          $11.321          $10.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               20                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.557          $11.255           $9.331
  Accumulation Unit Value at end
   of period                         $14.375          $12.557          $11.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              249               67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.061          $10.475           $8.966
  Accumulation Unit Value at end
   of period                         $12.623          $12.061          $10.475
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               10                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.125           $0.870           $1.282
  Accumulation Unit Value at end
   of period                          $1.252           $1.125           $0.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,605              892              922
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $4.566           $3.568                -
  Accumulation Unit Value at end
   of period                          $5.028           $4.566                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        272              219                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.702           $7.402           $7.524
  Accumulation Unit Value at end
   of period                         $12.374          $10.702           $7.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        468              386               64
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.562           $7.382                -
  Accumulation Unit Value at end
   of period                         $12.085          $10.562                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206              252                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.994           $0.797           $1.280
  Accumulation Unit Value at end
   of period                          $1.125           $0.994           $0.797
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        636              607              629
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.117           $0.905                -
  Accumulation Unit Value at end
   of period                          $1.251           $1.117                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,171           13,927                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.479           $1.195           $1.783
  Accumulation Unit Value at end
   of period                          $1.662           $1.479           $1.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     23,467           25,303           27,090
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $3.271           $2.671                -
  Accumulation Unit Value at end
   of period                          $3.637           $3.271                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,353            2,872                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.131           $0.840           $1.780
  Accumulation Unit Value at end
   of period                          $1.282           $1.131           $0.840
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        779              899              944
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.563           $1.173                -
  Accumulation Unit Value at end
   of period                          $1.753           $1.563                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105              103                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.738           $6.194          $10.493
  Accumulation Unit Value at end
   of period                         $10.061           $8.738           $6.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.571           $6.140                -
  Accumulation Unit Value at end
   of period                          $9.766           $8.571                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                1                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.212           $1.103           $1.016
  Accumulation Unit Value at end
   of period                          $1.282           $1.212           $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        710              468              273
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.191           $1.067           $0.975
  Accumulation Unit Value at end
   of period                          $1.280           $1.191           $1.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        612              482              266
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.659           $1.389           $1.285
  Accumulation Unit Value at end
   of period                          $1.783           $1.659           $1.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,730            9,400            2,446
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.434           $1.266           $1.116
  Accumulation Unit Value at end
   of period                          $1.780           $1.434           $1.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        715              392              177
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-4

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.213          $0.911          $1.576
  Accumulation Unit Value at end
   of period                           $1.437          $1.213          $0.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,744           1,872           2,076
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.126          $0.854               -
  Accumulation Unit Value at end
   of period                           $1.320          $1.126               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         797             587               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.458          $1.134          $2.102
  Accumulation Unit Value at end
   of period                           $1.702          $1.458          $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,725           4,285           4,609
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.354          $1.063               -
  Accumulation Unit Value at end
   of period                           $1.563          $1.354               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,844           2,244               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.571          $1.052          $1.418
  Accumulation Unit Value at end
   of period                           $1.811          $1.571          $1.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,080           1,127             855
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.509          $1.021               -
  Accumulation Unit Value at end
   of period                           $1.722          $1.509               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,362           2,032               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $0.921          $0.736          $1.179
  Accumulation Unit Value at end
   of period                           $1.049          $0.921          $0.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         351             354             398
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $4.132          $3.335               -
  Accumulation Unit Value at end
   of period                           $4.656          $4.132               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          43             106               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.341          $1.013          $1.767
  Accumulation Unit Value at end
   of period                           $1.524          $1.341          $1.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7,939           1,872           1,955
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $2.320          $1.770               -
  Accumulation Unit Value at end
   of period                           $2.608          $2.320               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,654           2,189               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.277               -               -
  Accumulation Unit Value at end
   of period                          $12.336               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          38               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.266               -               -
  Accumulation Unit Value at end
   of period                          $12.268               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          27               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.360          $1.310          $1.158
  Accumulation Unit Value at end
   of period                           $1.576          $1.360          $1.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,144           2,079             930
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.633          $1.469          $1.171
  Accumulation Unit Value at end
   of period                           $2.102          $1.633          $1.469
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,924           1,040             106
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.390          $1.259          $1.203
  Accumulation Unit Value at end
   of period                           $1.418          $1.390          $1.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         834             501             125
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.129          $0.985          $0.912
  Accumulation Unit Value at end
   of period                           $1.179          $1.129          $0.985
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         340             275             140
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.397          $1.131          $0.964
  Accumulation Unit Value at end
   of period                           $1.767          $1.397          $1.131
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,634             957             427
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (a)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.217          $1.226          $1.209
   beginning of period
  Accumulation Unit Value at end       $1.208          $1.217          $1.226
   of period
  Number of Accumulation Units          1,886           2,948           4,735
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $1.963          $1.997               -
   beginning of period
  Accumulation Unit Value at end       $1.928          $1.963               -
   of period
  Number of Accumulation Units          2,121           2,751               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.382          $1.077          $1.827
   beginning of period
  Accumulation Unit Value at end       $1.703          $1.382          $1.077
   of period
  Number of Accumulation Units            175             180             229
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $2.072          $1.632               -
   beginning of period
  Accumulation Unit Value at end       $2.526          $2.072               -
   of period
  Number of Accumulation Units            489             578               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $7.594          $5.174          $9.809
   beginning of period
  Accumulation Unit Value at end       $9.484          $7.594          $5.174
   of period
  Number of Accumulation Units             91              87              30
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $7.414          $5.105               -
   beginning of period
  Accumulation Unit Value at end       $9.163          $7.414               -
   of period
  Number of Accumulation Units             65              55               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.181          $0.879          $1.415
   beginning of period
  Accumulation Unit Value at end       $1.600          $1.181          $0.879
   of period
  Number of Accumulation Units            608             421             393
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $1.096          $0.824               -
   beginning of period
  Accumulation Unit Value at end       $1.470          $1.096               -
   of period
  Number of Accumulation Units            985           1,121               -
   outstanding at end of period
   (in thousands)
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $0.910          $0.648          $1.148
   beginning of period
  Accumulation Unit Value at end       $1.037          $0.910          $0.648
   of period
  Number of Accumulation Units            637             747             821
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $5.261          $3.785               -
   beginning of period
  Accumulation Unit Value at end       $5.932          $5.261               -
   of period
  Number of Accumulation Units            156             184               -
   outstanding at end of period
   (in thousands)
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.669          $1.462          $1.595
   beginning of period
  Accumulation Unit Value at end       $1.781          $1.669          $1.462
   of period
  Number of Accumulation Units         19,322          21,232          21,883
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $3.315          $2.934               -
   beginning of period
  Accumulation Unit Value at end       $3.500          $3.315               -
   of period
  Number of Accumulation Units          5,202           6,519               -
   outstanding at end of period
   (in thousands)

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.161          $1.117          $1.099
   beginning of period
  Accumulation Unit Value at end       $1.209          $1.161          $1.117
   of period
  Number of Accumulation Units          2,438           1,821             589
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.612          $1.570               -
   beginning of period
  Accumulation Unit Value at end       $1.827          $1.612               -
   of period
  Number of Accumulation Units            185              59               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $9.522               -               -
   beginning of period
  Accumulation Unit Value at end       $9.809               -               -
   of period
  Number of Accumulation Units              2               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.452          $1.369          $1.162
   beginning of period
  Accumulation Unit Value at end       $1.415          $1.452          $1.369
   of period
  Number of Accumulation Units            349             194             119
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.092          $0.960          $0.854
   beginning of period
  Accumulation Unit Value at end       $1.148          $1.092          $0.960
   of period
  Number of Accumulation Units            661             529             271
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.535          $1.476          $1.462
   beginning of period
  Accumulation Unit Value at end       $1.595          $1.535          $1.476
   of period
  Number of Accumulation Units         16,312           7,356           2,517
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)

APP II-6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.198           $1.168           $1.184
  Accumulation Unit Value at end
   of period                          $1.235           $1.198           $1.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,638            6,416            8,241
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.113           $1.096                -
  Accumulation Unit Value at end
   of period                          $1.134           $1.113                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,572            9,226                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.217           $0.986           $1.505
  Accumulation Unit Value at end
   of period                          $1.385           $1.217           $0.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,831              384              370
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.122           $0.919                -
  Accumulation Unit Value at end
   of period                          $1.264           $1.122                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,287            1,184                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.347          $10.472          $16.435
  Accumulation Unit Value at end
   of period                         $15.326          $13.347          $10.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        917            1,039            1,169
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.813          $10.160                -
  Accumulation Unit Value at end
   of period                         $14.560          $12.813                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        233              296                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.240          $11.560          $17.181
  Accumulation Unit Value at end
   of period                         $15.856          $14.240          $11.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,565            1,714            1,833
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.706          $11.244                -
  Accumulation Unit Value at end
   of period                         $15.103          $13.706                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              107                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.298           $8.180          $14.069
  Accumulation Unit Value at end
   of period                         $13.701          $11.298           $8.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        271              295              309
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.739           $7.857                -
  Accumulation Unit Value at end
   of period                         $12.887          $10.739                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               54                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.500           $9.377          $11.456
  Accumulation Unit Value at end
   of period                         $13.934          $12.500           $9.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,031            1,127            1,079
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.881           $9.006                -
  Accumulation Unit Value at end
   of period                         $13.106          $11.881                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        167              233                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.143           $1.107           $1.102
  Accumulation Unit Value at end
   of period                          $1.184           $1.143           $1.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,947            1,105              356
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.392           $1.151           $1.064
  Accumulation Unit Value at end
   of period                          $1.505           $1.392           $1.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              108               46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.954          $14.720          $13.894
  Accumulation Unit Value at end
   of period                         $16.435          $16.954          $14.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,156              742              298
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.884          $14.668          $13.336
  Accumulation Unit Value at end
   of period                         $17.181          $16.884          $14.668
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,536              710              225
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.156          $10.989           $9.644
  Accumulation Unit Value at end
   of period                         $14.069          $13.156          $10.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        237               99               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.870          $10.017           $9.575
  Accumulation Unit Value at end
   of period                         $11.456          $10.870          $10.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        940              523              193
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.743           $8.770          $11.972
  Accumulation Unit Value at end
   of period                         $12.237          $10.743           $8.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        835              959            1,021
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.210           $8.424                -
  Accumulation Unit Value at end
   of period                         $11.509          $10.210                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               39                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.130           $8.935          $13.100
  Accumulation Unit Value at end
   of period                         $12.607          $11.130           $8.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        201              230              254
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.598           $8.598                -
  Accumulation Unit Value at end
   of period                         $11.878          $10.598                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               47                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.323           $9.056          $12.791
  Accumulation Unit Value at end
   of period                         $13.377          $11.323           $9.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        572              639              686
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.762           $8.698                -
  Accumulation Unit Value at end
   of period                         $12.581          $10.762                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               78                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.140           $7.745          $12.274
  Accumulation Unit Value at end
   of period                         $10.652           $9.140           $7.745
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,839            3,187            3,444
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.688           $7.439                -
  Accumulation Unit Value at end
   of period                         $10.018           $8.688                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              355                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.884           $6.908          $12.809
  Accumulation Unit Value at end
   of period                         $10.707           $9.884           $6.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              166              183
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.394           $6.635                -
  Accumulation Unit Value at end
   of period                         $10.070           $9.394                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        254              318                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.581           $8.373          $14.138
  Accumulation Unit Value at end
   of period                         $13.299          $11.581           $8.373
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,617            1,801            2,036
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.007           $8.042                -
  Accumulation Unit Value at end
   of period                         $12.508          $11.007                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        408              487                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.692          $10.284           $9.656
  Accumulation Unit Value at end
   of period                         $11.972          $11.692          $10.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,006              530              220
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.926          $10.641          $10.000
  Accumulation Unit Value at end
   of period                         $13.100          $11.926          $10.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        255              197               99
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.076          $10.613           $9.522
  Accumulation Unit Value at end
   of period                         $12.791          $12.076          $10.613
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        684              460              211
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.955          $10.271           $9.597
  Accumulation Unit Value at end
   of period                         $12.274          $11.955          $10.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,619            1,154              219
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.335          $10.605           $9.710
  Accumulation Unit Value at end
   of period                         $12.809          $11.335          $10.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132               61               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.428          $11.527           $9.621
  Accumulation Unit Value at end
   of period                         $14.138          $13.428          $11.527
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,648              715               84
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP II-8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.553           $7.520          $12.345
  Accumulation Unit Value at end
   of period                         $10.982           $9.553           $7.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         51               56               51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.080           $7.223                -
  Accumulation Unit Value at end
   of period                         $10.329           $9.080                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               37                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.216           $7.519          $12.220
  Accumulation Unit Value at end
   of period                         $12.477          $10.216           $7.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73               84               98
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.710           $7.222                -
  Accumulation Unit Value at end
   of period                         $11.735           $9.710                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              494                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.900           $6.018          $11.938
  Accumulation Unit Value at end
   of period                          $9.971           $7.900           $6.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               17               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.509           $5.780                -
  Accumulation Unit Value at end
   of period                          $9.378           $7.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               33                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.975          $12.954          $18.865
  Accumulation Unit Value at end
   of period                         $22.338          $19.975          $12.954
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        307              329              416
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.636           $9.592                -
  Accumulation Unit Value at end
   of period                         $16.196          $14.636                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        153              159                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.215          $10.447                -
  Accumulation Unit Value at end
   of period                         $14.769          $13.215                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        532              569                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.063          $10.436                -
  Accumulation Unit Value at end
   of period                         $14.448          $13.063                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               34                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.148           $8.138          $13.833
  Accumulation Unit Value at end
   of period                         $11.162          $10.148           $8.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        127              146              185
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.036           $8.134                -
  Accumulation Unit Value at end
   of period                         $10.924          $10.036                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               46                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.942          $10.484           $9.606
  Accumulation Unit Value at end
   of period                         $12.345          $11.942          $10.484
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               34               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.486          $10.971           $9.313
  Accumulation Unit Value at end
   of period                         $12.220          $12.486          $10.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        112               68               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.343          $11.128           $9.497
  Accumulation Unit Value at end
   of period                         $11.938          $11.343          $11.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.253          $17.302          $16.932
  Accumulation Unit Value at end
   of period                         $18.865          $18.253          $17.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        381              103               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.805          $12.428          $11.853
  Accumulation Unit Value at end
   of period                         $13.833          $13.805          $12.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        208              171               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $34.165         $25.459         $38.469
  Accumulation Unit Value at end
   of period                          $38.890         $34.165         $25.459
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          34              41              43
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.675          $7.286               -
  Accumulation Unit Value at end
   of period                          $10.898          $9.675               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          72              62               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $43.660         $33.886         $55.693
  Accumulation Unit Value at end
   of period                          $49.564         $43.660         $33.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           9              12              16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $9.941          $7.797               -
  Accumulation Unit Value at end
   of period                          $11.168          $9.941               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          21              20               -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $18.351         $14.835         $26.667
  Accumulation Unit Value at end
   of period                          $20.040         $18.351         $14.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         100             107             146
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $7.407          $6.051               -
  Accumulation Unit Value at end
   of period                           $8.004          $7.407               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         505             602               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $6.557          $5.235          $9.771
  Accumulation Unit Value at end
   of period                           $6.971          $6.557          $5.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          21              16              46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $6.401          $5.165               -
  Accumulation Unit Value at end
   of period                           $6.735          $6.401               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           3               5               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $8.238          $6.344         $10.574
  Accumulation Unit Value at end
   of period                           $9.315          $8.238          $6.344
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          66              69              97
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $5.336          $4.153               -
  Accumulation Unit Value at end
   of period                           $5.970          $5.336               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         194             212               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $10.734               -               -
  Accumulation Unit Value at end
   of period                          $12.414               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          17               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $10.726               -               -
  Accumulation Unit Value at end
   of period                          $12.369               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          22               -               -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $37.652         $33.614         $31.404
  Accumulation Unit Value at end
   of period                          $38.469         $37.652         $33.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          48              29              13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $59.719         $51.909         $48.011
  Accumulation Unit Value at end
   of period                          $55.693         $59.719         $51.909
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          25              15               6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $24.793         $19.558         $17.057
  Accumulation Unit Value at end
   of period                          $26.667         $24.793         $19.558
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         153              63              19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $9.876               -               -
  Accumulation Unit Value at end
   of period                           $9.771               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           4               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $11.234          $9.934          $8.759
  Accumulation Unit Value at end
   of period                          $10.574         $11.234          $9.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         107              67              17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -  (b)
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -

APP II-10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $18.420         $14.109         $23.443
   beginning of period
  Accumulation Unit Value at end      $23.032         $18.420         $14.109
   of period
  Number of Accumulation Units             77              87             100
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at          $16.027         $12.406               -
   beginning of period
  Accumulation Unit Value at end      $19.832         $16.027               -
   of period
  Number of Accumulation Units            145             183               -
   outstanding at end of period
   (in thousands)
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $59.287         $36.446         $58.316
   beginning of period
  Accumulation Unit Value at end      $71.083         $59.287         $36.446
   of period
  Number of Accumulation Units              2               1               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $5.632          $3.498               -
   beginning of period
  Accumulation Unit Value at end       $6.682          $5.632               -
   of period
  Number of Accumulation Units             99             132               -
   outstanding at end of period
   (in thousands)
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $16.702          $9.891         $23.038
   beginning of period
  Accumulation Unit Value at end      $19.717         $16.702          $9.891
   of period
  Number of Accumulation Units             89              88              69
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at          $15.875          $9.501               -
   beginning of period
  Accumulation Unit Value at end      $18.546         $15.875               -
   of period
  Number of Accumulation Units            161             193               -
   outstanding at end of period
   (in thousands)
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $12.842          $8.222         $15.576
   beginning of period
  Accumulation Unit Value at end      $16.860         $12.842          $8.222
   of period
  Number of Accumulation Units            297             324             339
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at          $12.206          $7.897               -
   beginning of period
  Accumulation Unit Value at end      $15.857         $12.206               -
   of period
  Number of Accumulation Units             78              93               -
   outstanding at end of period
   (in thousands)

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $27.062         $23.245         $20.274
   beginning of period
  Accumulation Unit Value at end      $23.443         $27.062         $23.245
   of period
  Number of Accumulation Units            108              82              33
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $55.681         $53.208         $46.938
   beginning of period
  Accumulation Unit Value at end      $58.316         $55.681         $53.208
   of period
  Number of Accumulation Units              1               1               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $16.526         $12.138          $9.045
   beginning of period
  Accumulation Unit Value at end      $23.038         $16.526         $12.138
   of period
  Number of Accumulation Units            106              43              18
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $12.799         $11.816          $9.508
   beginning of period
  Accumulation Unit Value at end      $15.576         $12.799         $11.816
   of period
  Number of Accumulation Units            255             184              76
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)



(a)  Inception date July 30, 2010.



(b) Inception date September 23, 2010.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access").

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

                   MINIMUM INITIAL
                       PREMIUM
                                NON-
              QUALIFIED       QUALIFIED
CONTRACT      CONTRACT        CONTRACT                                SALES CHARGE
---------------------------------------------------------------------------------------------------
ACCESS        $10,000          $2,000                                                       None
CORE           $1,000          $1,000    Year          1        2        3         4          5
                                         CDSC(2)       7%      7%        7%        6%        5%
EDGE           $1,000          $1,000    Premium       $0     $50k     $100k     $250k      $500k
                                         FESC(3)      5.5%    4.5%      3.5%      2.5%      2.0%
OUTLOOK       $10,000          $2,000    Year          1        2        3         4         5+
                                         CDSC(2)       7%      6%        5%        4%        0%
PLUS          $10,000          $2,000    Year          1        2        3         4          5
                                         CDSC(2)       8%      8%        8%        8%        7%


                                                            MORTALITY &                    MAXIMUM
                                                            EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT                      SALES CHARGE                   CHARGE(1)     ENHANCEMENT    COMMISSION
------------  ---------------------------------------------------------------------------------------
ACCESS                                                         1.45%           No             2%
CORE               6           7         8+
                  4%          3%         0%                    0.95%           No             7%
EDGE             $1MM+
                  1%                                           0.55%           No             7%
OUTLOOK
                                                               1.40%           No           5.75%
PLUS               6           7          8         9+
                  6%          5%         4%         0%         1.40%         Yes(4)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) Front-end Sales Charges (FESC) do not reflect Rights of Accumulation. Under the Rights of Accumulation program, we will use the aggregate amount of Eligible Investments to calculate the applicable sales charge. For Contracts bought after November 1, 2005, Eligible Investments are (a) any other individual variable annuity from us or our affiliates subject to a front-end sales charge and (b) Class A shares of any retail mutual fund of an Underlying Fund family within your Hartford variable annuity held by you as owner or joint owner. Your Financial Intermediary must be the broker of record for Eligible Investments. For earlier contracts, Eligible Investments are any individual annuity contract or variable life insurance policy from us or our affiliates and shares of any mutual fund or 529 plan that we have approved owned by you, your spouse or any immediate family member. Eligible Investments must be identified in your application (or comparable request for annuity) and each time you make subsequent Premium Payments. Premium Payments received through any other means of transmission will be subject to a sales charge based on the lower of your most recent sales charge level on record under this program or the otherwise applicable sales charge.

                    APP A-3

--------------------------------------------------------------------------------

     We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is a commitment to invest a certain amount of Premium Payments within 13 months from the date you purchase your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don't make the Premium Payments promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may accept a Letter of Intent for another 13 month period. This feature is not available in NY, NJ, SC, TX and WA.

(4) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.


- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-4

--------------------------------------------------------------------------------


II. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
 Invesco Van Kampen V.I.     Seeks capital growth and        Invesco Advisers, Inc.            X      X       X      X      X
  Comstock Fund - Series II  income through investments in
                             equity securities, including
                             common stocks, preferred
                             stocks and securities
                             convertible into common and
                             preferred stocks
 Invesco Van Kampen V.I.     Seeks to provide long-term      Invesco Advisers, Inc.            X      X       X      X      X
  Growth and Income Fund -   growth of capital and income
  Series II                  primarily through investments
                             in common stocks
 Invesco Van Kampen V.I.     Above-average total return      Invesco Advisers, Inc.            X      X       X      X      X
  U.S. Mid Cap Value Fund -  over a market cycle of three
  Series II                  to five years by investing in
                             common stocks and other equity
                             securities
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS       Maximize total return           ABIS - AllianceBernstein          X      X       X      X      X
  Balanced Wealth Strategy   consistent with Advisor's       Investor Services, Inc.
  Portfolio - Class B        determination of reasonable
                             risk
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  International Growth       capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  International Value        capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  Small/Mid Cap Value        capital                         Investor Services, Inc.
  Portfolio - Class B
 AllianceBernstein VPS       Seeks long-term growth of       ABIS - AllianceBernstein          X      X       X      X      X
  Value Portfolio - Class B  capital                         Investor Services, Inc.
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP             Seeks long-term capital         Fidelity Management & Research    X      X       X      X      X
  Contrafund(R) Portfolio -  appreciation                    Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Dynamic     Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Capital Appreciation                                       Company
  Portfolio - Service Class                                  Sub-advised by FMR Co., Inc.
  2                                                          and other Fidelity affiliates

                    APP A-5

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP             Seeks reasonable income. Fund   Fidelity Management & Research    X      X       X      X      X
  Equity-Income Portfolio -  will also consider potential    Company
  Service Class 2            for capital appreciation        Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Growth      Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Mid Cap     Long-term growth of capital     Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  with current income as a        Company
  2                          secondary consideration         Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity(R) VIP Value       Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Strategies Portfolio -                                     Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
HARTFORD HLS SERIES FUND
 II, INC.
 Hartford Growth             Seeks capital appreciation      HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -                                   Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Small/Mid Cap      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class    capital                         Sub-advised by Hartford
  IA                                                         Investment Management Company
 Hartford SmallCap Growth    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford U.S. Government    Seeks to maximize total return  HL Investment Advisors, LLC       X      X       X      X      X
  Securities HLS Fund -      while providing shareholders    Sub-advised by Hartford
  Class IA                   with a high level of current    Investment Management Company
                             income consistent with prudent
                             investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund  Seeks maximum long-term total   HL Investment Advisors, LLC       X      X       X      X      X
  - Class IA                 return                          Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Capital            Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Appreciation HLS Fund -                                    Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford Disciplined        Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Equity HLS Fund - Class                                    Sub-advised by Wellington
  IA                                                         Management Company, LLP

APP A-6

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and       Seeks a high level of current   HL Investment Advisors, LLC       X      X       X      X      X
  Growth HLS Fund - Class    income consistent with growth   Sub-advised by Wellington
  IA                         of capital                      Management Company, LLP
 Hartford Global Growth HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Research    Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Growth HLS Fund -  Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford High Yield HLS     Seeks high current income with  HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA            growth of capital as a          Sub-advised by Hartford
                             secondary objective             Investment Management Company
 Hartford Index HLS Fund -   Seeks to provide high current   HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   income, and long-term total     Sub-advised by Hartford
                             return                          Investment Management Company
 Hartford International      Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Opportunities HLS Fund -   capital                         Sub-advised by Wellington
  Class IA                                                   Management Company, LLP
 Hartford MidCap Value HLS   Seeks long-term capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA+           appreciation                    Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Money Market HLS   Maximum current income          HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA*           consistent with liquidity and   Sub-advised by Hartford
                             preservation of capital         Investment Management Company
 Hartford Small Company HLS  Seeks growth of capital         HL Investment Advisors, LLC       X      X       X      X      X
  Fund - Class IA                                            Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Stock HLS Fund -   Seeks long-term growth of       HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                   capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Total Return Bond  Seeks a competitive total       HL Investment Advisors, LLC       X      X       X      X      X
  HLS Fund - Class IA        return, with income as a        Sub-advised by Hartford
                             secondary objective             Investment Management Company
 Hartford Value HLS Fund -   Seeks long-term total return    HL Investment Advisors, LLC       X      X       X      X      X
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-7

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND,
 INC.
 Lord Abbett Bond-Debenture  High current income and the     Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       opportunity for capital
                             appreciation to produce a high
                             total return
 Lord Abbett Capital         Current income and capital      Lord, Abbett & Co. LLC            X      X       X      X      X
  Structure Portfolio -      appreciation
  Class VC
 Lord Abbett Classic Stock   Growth of capital and growth    Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       of income consistent with
                             reasonable risk
 Lord Abbett Fundamental     Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Equity Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
 Lord Abbett Growth and      Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Income Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
 Oppenheimer Capital         Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  Appreciation Fund(R)/VA -  appreciation by investing in
  Service Shares             securities of well-known
                             established companies.
 Oppenheimer Global          Seeks long-term capital         OppenheimerFunds, Inc.            X      X       X      X      X
  Securities Fund(R)/VA -    appreciation by investing a
  Service Shares             substantial portion of its
                             assets in securities of
                             foreign issuers, "growth-type"
                             companies, cyclical industries
                             and special situations which
                             are considered to have
                             appreciation possibilities.
 Oppenheimer Main Street     Seeks a high total return       OppenheimerFunds, Inc.            X      X       X      X      X
  Fund(R)/VA - Service
  Shares
 Oppenheimer Main Street     Seeks capital appreciation      OppenheimerFunds, Inc.            X      X       X      X      X
  Small- & Mid- Cap          from investing mainly in small
  Fund(R)/VA - Service       company stocks
  Shares (1)
 Oppenheimer Small- &        Seeks capital appreciation by   OppenheimerFunds, Inc.            X      X       X      X      X
  Mid-Cap Growth Fund(R)/VA  investing in "growth-type"
  - Service Shares           companies
PUTNAM VARIABLE TRUST
 Putnam VT Diversified       As high a level of current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income as Putnam Management     LLC
                             believes is consistent with
                             preservation of capital

APP A-8

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income     Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB            income                          LLC
 Putnam VT George Putnam     A balanced investment composed  Putnam Investment Management,     X      X       X      X      X
  Balanced Fund - Class IB   of a well diversified           LLC
  (2)                        portfolio of stocks and bonds
                             which produce both capital
                             growth and current income
 Putnam VT Global Asset      Long-term return consistent     Putnam Investment Management,     X      X       X      X      X
  Allocation Fund - Class    with preservation of capital    LLC
  IB                                                         Putnam Advisory Company, LLC
 Putnam VT Growth and        Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income                          LLC
 Putnam VT International     Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Equity Fund - Class IB                                     LLC
                                                             Putnam Advisory Company, LLC
 Putnam VT International     Capital growth. Current income  Putnam Management                 X      X       X      X      X
  Value Fund - Class IB      is a secondary objective        Putnam Advisory Company, LLC
 Putnam VT Investors Fund -  Long-term growth of capital     Putnam Investment Management,     X      X       X      X      X
  Class IB                   and any increased income that   LLC
                             results from this growth
 Putnam VT Multi-Cap Growth  Long-term capital appreciation  Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB (3)                                        LLC
                                                             Putnam Investments Limited
 Putnam VT Small Cap Value   Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT Voyager Fund -    Capital appreciation            Putnam Investment Management,     X      X       X      X      X
  Class IB                                                   LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Emerging Markets        Seeks long-term capital         Morgan Stanley Investment         X      X       X      X      X
  Equity Portfolio - Class   appreciation by investing       Management Inc.
  II                         primarily in growth-oriented    Sub-advised by Morgan Stanley
                             equity securities of issuers    Investment Management Company
                             in emerging market countries    and Morgan Stanley Investment
                                                             Management Limited
 UIF Mid Cap Growth          Seeks long-term capital growth  Morgan Stanley Investment         X      X       X      X      X
  Portfolio - Class II       by investing primarily in       Management Inc.
                             common stocks and other equity
                             securities
 Fixed Accumulation          Preservation of capital         General Account                   X              X
  Feature**



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

                    APP A-9

--------------------------------------------------------------------------------

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.


NOTES



(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares



(2)  Formerly Putnam VT The George Putnam Fund of Boston - Class IB



(3)  Formerly Putnam VT New Opportunities Fund - Class IB

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

-------------------------------------------------------------------------------

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management - Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series I of The Director M Edge variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                              THE DIRECTOR M EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management - Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management - Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $6,830,218; 2009: $6,725,536; and 2008: $51,574,913.


ADDITIONAL PAYMENTS


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the

-------------------------------------------------------------------------------


West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren - Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group,

4

-------------------------------------------------------------------------------


Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd + 1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

-------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.815           $8.755          $12.639
  Accumulation Unit Value at end
   of period                         $11.839          $10.815           $8.755
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        606              651              713
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.710           $8.688          $12.567
  Accumulation Unit Value at end
   of period                         $11.702          $10.710           $8.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               25               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.659           $8.655          $12.531
  Accumulation Unit Value at end
   of period                         $11.633          $10.659           $8.655
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               39               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.556           $8.589          $12.461
  Accumulation Unit Value at end
   of period                         $11.498          $10.556           $8.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106              112              123
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.556           $8.589          $12.461
  Accumulation Unit Value at end
   of period                         $11.498          $10.556           $8.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106              112              123
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.889          $10.513                -
  Accumulation Unit Value at end
   of period                         $14.004          $12.889                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.404           $8.490          $12.355
  Accumulation Unit Value at end
   of period                         $11.299          $10.404           $8.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.279           $8.409                -
  Accumulation Unit Value at end
   of period                         $11.135          $10.279                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        191              210                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.379           $5.340          $10.542
  Accumulation Unit Value at end
   of period                          $8.248           $7.379           $5.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               69               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.346           $5.326          $10.536
  Accumulation Unit Value at end
   of period                          $8.194           $7.346           $5.326
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.329           $5.319          $10.533
  Accumulation Unit Value at end
   of period                          $8.167           $7.329           $5.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                8                3

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.097          $10.714           $9.751
  Accumulation Unit Value at end
   of period                         $12.639          $12.097          $10.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        635              184               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.053          $10.696           $9.748
  Accumulation Unit Value at end
   of period                         $12.567          $12.053          $10.696
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               14                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.031          $10.688           $9.746
  Accumulation Unit Value at end
   of period                         $12.531          $12.031          $10.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               17                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.987          $10.670           $9.743
  Accumulation Unit Value at end
   of period                         $12.461          $11.987          $10.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133               55                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.987          $10.670           $9.743
  Accumulation Unit Value at end
   of period                         $12.461          $11.987          $10.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133               55                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.921          $10.643           $9.738
  Accumulation Unit Value at end
   of period                         $12.355          $11.921          $10.643
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.378                -                -
  Accumulation Unit Value at end
   of period                         $10.542                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.375                -                -
  Accumulation Unit Value at end
   of period                         $10.536                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.373                -                -
  Accumulation Unit Value at end
   of period                         $10.533                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.296           $5.306          $10.527
  Accumulation Unit Value at end
   of period                          $8.114           $7.296           $5.306
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               53               37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.296           $5.306          $10.527
  Accumulation Unit Value at end
   of period                          $8.114           $7.296           $5.306
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               53               37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.730          $10.739                -
  Accumulation Unit Value at end
   of period                         $16.340          $14.730                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.246           $5.285          $10.518
  Accumulation Unit Value at end
   of period                          $8.034           $7.246           $5.285
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.205           $5.268                -
  Accumulation Unit Value at end
   of period                          $7.968           $7.205                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               66                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.661           $7.244          $15.624
  Accumulation Unit Value at end
   of period                         $10.001           $9.661           $7.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        601              647              733
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.568           $7.189          $15.535
  Accumulation Unit Value at end
   of period                          $9.885           $9.568           $7.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               11               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.522           $7.162          $15.491
  Accumulation Unit Value at end
   of period                          $9.827           $9.522           $7.162
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               54               64
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.430           $7.107          $15.404
  Accumulation Unit Value at end
   of period                          $9.713           $9.430           $7.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        119              139              186
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.430           $7.107          $15.404
  Accumulation Unit Value at end
   of period                          $9.713           $9.430           $7.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        119              139              186
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.053          $10.618                -
  Accumulation Unit Value at end
   of period                         $14.439          $14.053                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.294           $7.025          $15.273
  Accumulation Unit Value at end
   of period                          $9.544           $9.294           $7.025
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               12               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.182           $6.958                -
  Accumulation Unit Value at end
   of period                          $9.406           $9.182                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        761              902                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.370                -                -
  Accumulation Unit Value at end
   of period                         $10.527                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.370                -                -
  Accumulation Unit Value at end
   of period                         $10.527                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.366                -                -
  Accumulation Unit Value at end
   of period                         $10.518                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.909          $11.117           $9.329
  Accumulation Unit Value at end
   of period                         $15.624          $14.909          $11.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        591              219               41
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.854          $11.099           $9.326
  Accumulation Unit Value at end
   of period                         $15.535          $14.854          $11.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               15                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.827          $11.089           $9.324
  Accumulation Unit Value at end
   of period                         $15.491          $14.827          $11.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               22                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.773          $11.071           $9.321
  Accumulation Unit Value at end
   of period                         $15.404          $14.773          $11.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        223              121               20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.773          $11.071           $9.321
  Accumulation Unit Value at end
   of period                         $15.404          $14.773          $11.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        223              121               20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.692          $11.043           $9.316
  Accumulation Unit Value at end
   of period                         $15.273          $14.692          $11.043
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               15                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.955           $7.737          $12.132
  Accumulation Unit Value at end
   of period                         $13.764          $10.955           $7.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99              103              120
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.849           $7.678          $12.063
  Accumulation Unit Value at end
   of period                         $13.604          $10.849           $7.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.797           $7.648          $12.029
  Accumulation Unit Value at end
   of period                         $13.525          $10.797           $7.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               12               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.693           $7.590          $11.961
  Accumulation Unit Value at end
   of period                         $13.368          $10.693           $7.590
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               48               23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.693           $7.590          $11.961
  Accumulation Unit Value at end
   of period                         $13.368          $10.693           $7.590
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               48               23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.357          $10.927                -
  Accumulation Unit Value at end
   of period                         $19.151          $15.357                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.539           $7.503          $11.859
  Accumulation Unit Value at end
   of period                         $13.136          $10.539           $7.503
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.412           $7.431                -
  Accumulation Unit Value at end
   of period                         $12.946          $10.412                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               83                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.331           $6.935          $11.845
  Accumulation Unit Value at end
   of period                          $9.213           $8.331           $6.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               61               68
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.250           $6.881          $11.778
  Accumulation Unit Value at end
   of period                          $9.106           $8.250           $6.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.211           $6.855          $11.744
  Accumulation Unit Value at end
   of period                          $9.053           $8.211           $6.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.132           $6.803          $11.678
  Accumulation Unit Value at end
   of period                          $8.948           $8.132           $6.803
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               22               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.132           $6.803          $11.678
  Accumulation Unit Value at end
   of period                          $8.948           $8.132           $6.803
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               22               25

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.039          $10.621           $9.427
  Accumulation Unit Value at end
   of period                         $12.132          $12.039          $10.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114               50               22
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.995          $10.604           $9.423
  Accumulation Unit Value at end
   of period                         $12.063          $11.995          $10.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.973          $10.595           $9.422
  Accumulation Unit Value at end
   of period                         $12.029          $11.973          $10.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.929          $10.577           $9.418
  Accumulation Unit Value at end
   of period                         $11.961          $11.929          $10.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               20                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.929          $10.577           $9.418
  Accumulation Unit Value at end
   of period                         $11.961          $11.929          $10.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               20                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.863          $10.550           $9.414
  Accumulation Unit Value at end
   of period                         $11.859          $11.863          $10.550
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.452          $10.366           $9.640
  Accumulation Unit Value at end
   of period                         $11.845          $12.452          $10.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         88               54               32
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.407          $10.349           $9.637
  Accumulation Unit Value at end
   of period                         $11.778          $12.407          $10.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.384          $10.340           $9.635
  Accumulation Unit Value at end
   of period                         $11.744          $12.384          $10.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.339          $10.323           $9.632
  Accumulation Unit Value at end
   of period                         $11.678          $12.339          $10.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               14                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.339          $10.323           $9.632
  Accumulation Unit Value at end
   of period                         $11.678          $12.339          $10.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               14                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.431          $10.426                -
  Accumulation Unit Value at end
   of period                         $13.645          $12.431                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.014           $6.725          $11.579
  Accumulation Unit Value at end
   of period                          $8.792           $8.014           $6.725
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.918           $6.661                -
  Accumulation Unit Value at end
   of period                          $8.665           $7.918                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        423              502                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.228           $8.350          $14.681
  Accumulation Unit Value at end
   of period                         $13.030          $11.228           $8.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,658            2,985            3,353
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.120           $8.287          $14.598
  Accumulation Unit Value at end
   of period                         $12.879          $11.120           $8.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        101              120              130
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.066           $8.255          $14.556
  Accumulation Unit Value at end
   of period                         $12.804          $11.066           $8.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        194              213              238
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.959           $8.192          $14.474
  Accumulation Unit Value at end
   of period                         $12.655          $10.959           $8.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        357              452              511
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.959           $8.192          $14.474
  Accumulation Unit Value at end
   of period                         $12.655          $10.959           $8.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        357              452              511
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.643          $10.223                -
  Accumulation Unit Value at end
   of period                         $15.715          $13.643                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.801           $8.098          $14.351
  Accumulation Unit Value at end
   of period                         $12.435          $10.801           $8.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               40               51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.671           $8.020                -
  Accumulation Unit Value at end
   of period                         $12.255          $10.671                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,061            1,271                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.509           $5.572           $9.571
  Accumulation Unit Value at end
   of period                          $8.794           $7.509           $5.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                5                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.475           $5.557           $9.566
  Accumulation Unit Value at end
   of period                          $8.736           $7.475           $5.557
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.271          $10.297           $9.627
  Accumulation Unit Value at end
   of period                         $11.579          $12.271          $10.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.609          $11.401           $9.576
  Accumulation Unit Value at end
   of period                         $14.681          $12.609          $11.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,667            1,289              271
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.563          $11.382           $9.573
  Accumulation Unit Value at end
   of period                         $14.598          $12.563          $11.382
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        129              104               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.540          $11.372           $9.571
  Accumulation Unit Value at end
   of period                         $14.556          $12.540          $11.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        210              112               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.494          $11.353           $9.568
  Accumulation Unit Value at end
   of period                         $14.474          $12.494          $11.353
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        551              428              122
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.494          $11.353           $9.568
  Accumulation Unit Value at end
   of period                         $14.474          $12.494          $11.353
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        551              428              122
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.425          $11.325           $9.563
  Accumulation Unit Value at end
   of period                         $14.351          $12.425          $11.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         51               29               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.654                -                -
  Accumulation Unit Value at end
   of period                          $9.571                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.651                -                -
  Accumulation Unit Value at end
   of period                          $9.566                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.458           $5.550           $9.563
  Accumulation Unit Value at end
   of period                          $8.708           $7.458           $5.550
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.424           $5.536           $9.558
  Accumulation Unit Value at end
   of period                          $8.651           $7.424           $5.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                5                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.424           $5.536           $9.558
  Accumulation Unit Value at end
   of period                          $8.651           $7.424           $5.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                5                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.128          $10.562                -
  Accumulation Unit Value at end
   of period                         $16.421          $14.128                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.373           $5.515           $9.550
  Accumulation Unit Value at end
   of period                          $8.566           $7.373           $5.515
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.331           $5.497                -
  Accumulation Unit Value at end
   of period                          $8.496           $7.331                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.151           $7.098          $12.506
  Accumulation Unit Value at end
   of period                         $10.437           $9.151           $7.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        233              239              282
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.063           $7.044          $12.435
  Accumulation Unit Value at end
   of period                         $10.316           $9.063           $7.044
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.019           $7.017          $12.400
  Accumulation Unit Value at end
   of period                         $10.256           $9.019           $7.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               32               30
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.932           $6.963          $12.330
  Accumulation Unit Value at end
   of period                         $10.137           $8.932           $6.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               31               38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.932           $6.963          $12.330
  Accumulation Unit Value at end
   of period                         $10.137           $8.932           $6.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               31               38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.124          $10.257                -
  Accumulation Unit Value at end
   of period                         $14.858          $13.124                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.803           $6.883          $12.225
  Accumulation Unit Value at end
   of period                          $9.961           $8.803           $6.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                3

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.649                -                -
  Accumulation Unit Value at end
   of period                          $9.563                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.647                -                -
  Accumulation Unit Value at end
   of period                          $9.558                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.647                -                -
  Accumulation Unit Value at end
   of period                          $9.558                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.642                -                -
  Accumulation Unit Value at end
   of period                          $9.550                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.442          $10.452           $9.557
  Accumulation Unit Value at end
   of period                         $12.506          $12.442          $10.452
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              170               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.396          $10.435           $9.554
  Accumulation Unit Value at end
   of period                         $12.435          $12.396          $10.435
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               15                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.373          $10.426           $9.552
  Accumulation Unit Value at end
   of period                         $12.400          $12.373          $10.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               14                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.328          $10.409           $9.549
  Accumulation Unit Value at end
   of period                         $12.330          $12.328          $10.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               46               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.328          $10.409           $9.549
  Accumulation Unit Value at end
   of period                         $12.330          $12.328          $10.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               46               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.260          $10.382           $9.544
  Accumulation Unit Value at end
   of period                         $12.225          $12.260          $10.382
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.697           $6.818                -
  Accumulation Unit Value at end
   of period                          $9.816           $8.697                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        372              445                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.453           $7.443          $14.232
  Accumulation Unit Value at end
   of period                         $11.621           $9.453           $7.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               45               39
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.362           $7.386          $14.151
  Accumulation Unit Value at end
   of period                         $11.486           $9.362           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.317           $7.358          $14.111
  Accumulation Unit Value at end
   of period                         $11.419           $9.317           $7.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.227           $7.301          $14.031
  Accumulation Unit Value at end
   of period                         $11.287           $9.227           $7.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.227           $7.301          $14.031
  Accumulation Unit Value at end
   of period                         $11.287           $9.227           $7.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.711          $10.083                -
  Accumulation Unit Value at end
   of period                         $15.509          $12.711                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.094           $7.218          $13.912
  Accumulation Unit Value at end
   of period                         $11.091           $9.094           $7.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.985           $7.149                -
  Accumulation Unit Value at end
   of period                         $10.930           $8.985                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              155                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.952           $8.616          $14.375
  Accumulation Unit Value at end
   of period                         $15.252          $11.952           $8.616
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              426              439
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.837           $8.551          $14.293
  Accumulation Unit Value at end
   of period                         $15.075          $11.837           $8.551
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               12               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.779           $8.518          $14.253
  Accumulation Unit Value at end
   of period                         $14.987          $11.779           $8.518
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               32               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.666           $8.453          $14.172
  Accumulation Unit Value at end
   of period                         $14.813          $11.666           $8.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        115               79               66

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.321          $10.703           $9.567
  Accumulation Unit Value at end
   of period                         $14.232          $11.321          $10.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               20                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.279          $10.685           $9.564
  Accumulation Unit Value at end
   of period                         $14.151          $11.279          $10.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.258          $10.676           $9.562
  Accumulation Unit Value at end
   of period                         $14.111          $11.258          $10.676
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.217          $10.658           $9.559
  Accumulation Unit Value at end
   of period                         $14.031          $11.217          $10.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30                9                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.217          $10.658           $9.559
  Accumulation Unit Value at end
   of period                         $14.031          $11.217          $10.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30                9                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.155          $10.631           $9.554
  Accumulation Unit Value at end
   of period                         $13.912          $11.155          $10.631
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.557          $11.255           $9.331
  Accumulation Unit Value at end
   of period                         $14.375          $12.557          $11.255
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              249               67
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.511          $11.237           $9.328
  Accumulation Unit Value at end
   of period                         $14.293          $12.511          $11.237
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               14                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.488          $11.227           $9.326
  Accumulation Unit Value at end
   of period                         $14.253          $12.488          $11.227
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               21                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.442          $11.208           $9.323
  Accumulation Unit Value at end
   of period                         $14.172          $12.442          $11.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               86               35

12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.666           $8.453          $14.172
  Accumulation Unit Value at end
   of period                         $14.813          $11.666           $8.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        115               79               66
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.464          $10.506                -
  Accumulation Unit Value at end
   of period                         $18.319          $14.464                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.498           $8.356          $14.052
  Accumulation Unit Value at end
   of period                         $14.556          $11.498           $8.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.359           $8.276                -
  Accumulation Unit Value at end
   of period                         $14.345          $11.359                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              359                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.519           $6.103          $12.623
  Accumulation Unit Value at end
   of period                         $11.937           $9.519           $6.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               37               29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.428           $6.056          $12.551
  Accumulation Unit Value at end
   of period                         $11.798           $9.428           $6.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.382           $6.033          $12.516
  Accumulation Unit Value at end
   of period                         $11.729           $9.382           $6.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                5                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.292           $5.987          $12.445
  Accumulation Unit Value at end
   of period                         $11.593           $9.292           $5.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               23                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.292           $5.987          $12.445
  Accumulation Unit Value at end
   of period                         $11.593           $9.292           $5.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               23                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.644          $10.751                -
  Accumulation Unit Value at end
   of period                         $20.715          $16.644                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.158           $5.918          $12.339
  Accumulation Unit Value at end
   of period                         $11.392           $9.158           $5.918
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.048           $5.862                -
  Accumulation Unit Value at end
   of period                         $11.227           $9.048                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               47                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.125           $0.870           $1.282
  Accumulation Unit Value at end
   of period                          $1.252           $1.125           $0.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,605              892              922

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.442          $11.208           $9.323
  Accumulation Unit Value at end
   of period                         $14.172          $12.442          $11.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               86               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.374          $11.180           $9.318
  Accumulation Unit Value at end
   of period                         $14.052          $12.374          $11.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                4                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY(R) VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.061          $10.475           $8.966
  Accumulation Unit Value at end
   of period                         $12.623          $12.061          $10.475
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               10                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.017          $10.458           $8.963
  Accumulation Unit Value at end
   of period                         $12.551          $12.017          $10.458
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.995          $10.449           $8.961
  Accumulation Unit Value at end
   of period                         $12.516          $11.995          $10.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.951          $10.432           $8.958
  Accumulation Unit Value at end
   of period                         $12.445          $11.951          $10.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               14               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.951          $10.432           $8.958
  Accumulation Unit Value at end
   of period                         $12.445          $11.951          $10.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               14               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.885          $10.405           $8.953
  Accumulation Unit Value at end
   of period                         $12.339          $11.885          $10.405
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.212           $1.103           $1.016
  Accumulation Unit Value at end
   of period                          $1.282           $1.212           $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        710              468              273

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.114           $0.863           $1.275
  Accumulation Unit Value at end
   of period                          $1.238           $1.114           $0.863
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               75               75
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.109           $0.860           $1.272
  Accumulation Unit Value at end
   of period                          $1.231           $1.109           $0.860
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        129              161              223
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $4.793           $3.725           $5.518
  Accumulation Unit Value at end
   of period                          $5.308           $4.793           $3.725
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              129              130
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $4.793           $3.725           $5.518
  Accumulation Unit Value at end
   of period                          $5.308           $4.793           $3.725
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              129              130
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.306          $10.367                -
  Accumulation Unit Value at end
   of period                         $14.699          $13.306                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.158           $0.902           $1.341
  Accumulation Unit Value at end
   of period                          $1.278           $1.158           $0.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $4.566           $3.568                -
  Accumulation Unit Value at end
   of period                          $5.028           $4.566                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        272              219                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.702           $7.402           $7.524
  Accumulation Unit Value at end
   of period                         $12.374          $10.702           $7.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        468              386               64
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.675           $7.398           $7.523
  Accumulation Unit Value at end
   of period                         $12.319          $10.675           $7.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               13                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.662           $7.396           $7.522
  Accumulation Unit Value at end
   of period                         $12.291          $10.662           $7.396
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               49                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.635           $7.393           $7.520
  Accumulation Unit Value at end
   of period                         $12.236          $10.635           $7.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              122                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.635           $7.393           $7.520
  Accumulation Unit Value at end
   of period                         $12.236          $10.635           $7.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              122                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.996          $10.450                -
  Accumulation Unit Value at end
   of period                         $17.211          $14.996                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                1                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.207           $1.101           $1.016
  Accumulation Unit Value at end
   of period                          $1.275           $1.207           $1.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               66               51
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.205           $1.100           $1.016
  Accumulation Unit Value at end
   of period                          $1.272           $1.205           $1.100
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        140               92               65
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $5.240           $4.793           $4.431
  Accumulation Unit Value at end
   of period                          $5.518           $5.240           $4.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        130              117               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $5.240           $4.793           $4.431
  Accumulation Unit Value at end
   of period                          $5.518           $5.240           $4.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        130              117               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.277           $1.172           $1.085
  Accumulation Unit Value at end
   of period                          $1.341           $1.277           $1.172
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               42               36
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.595           $7.387           $7.518
  Accumulation Unit Value at end
   of period                         $12.154          $10.595           $7.387
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.562           $7.382                -
  Accumulation Unit Value at end
   of period                         $12.085          $10.562                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206              252                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.994           $0.797           $1.280
  Accumulation Unit Value at end
   of period                          $1.125           $0.994           $0.797
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        636              607              629
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $0.984           $0.791           $1.273
  Accumulation Unit Value at end
   of period                          $1.112           $0.984           $0.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               57               73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.980           $0.788           $1.269
  Accumulation Unit Value at end
   of period                          $1.106           $0.980           $0.788
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         77              111              101
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.173           $0.945           $1.526
  Accumulation Unit Value at end
   of period                          $1.321           $1.173           $0.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        198              284              275
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.173           $0.945           $1.526
  Accumulation Unit Value at end
   of period                          $1.321           $1.173           $0.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        198              284              275
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.914          $10.434                -
  Accumulation Unit Value at end
   of period                         $14.509          $12.914                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.126           $0.910           $1.473
  Accumulation Unit Value at end
   of period                          $1.264           $1.126           $0.910
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.117           $0.905                -
  Accumulation Unit Value at end
   of period                          $1.251           $1.117                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,171           13,927                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.479           $1.195           $1.783
  Accumulation Unit Value at end
   of period                          $1.662           $1.479           $1.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     23,467           25,303           27,090
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.465           $1.186           $1.772
  Accumulation Unit Value at end
   of period                          $1.643           $1.465           $1.186
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        988            1,114            1,132
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.458           $1.182           $1.767
  Accumulation Unit Value at end
   of period                          $1.633           $1.458           $1.182
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,420            1,663            1,759

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.191           $1.067           $0.975
  Accumulation Unit Value at end
   of period                          $1.280           $1.191           $1.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        612              482              266
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.186           $1.065           $0.975
  Accumulation Unit Value at end
   of period                          $1.273           $1.186           $1.065
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         84               85               58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.184           $1.064           $0.975
  Accumulation Unit Value at end
   of period                          $1.269           $1.184           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         91               86               98
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.426           $1.284           $1.178
  Accumulation Unit Value at end
   of period                          $1.526           $1.426           $1.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        318              267              196
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.426           $1.284           $1.178
  Accumulation Unit Value at end
   of period                          $1.526           $1.426           $1.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        318              267              196
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.381           $1.247           $1.146
  Accumulation Unit Value at end
   of period                          $1.473           $1.381           $1.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.659           $1.389           $1.285
  Accumulation Unit Value at end
   of period                          $1.783           $1.659           $1.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,730            9,400            2,446
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.653           $1.386           $1.285
  Accumulation Unit Value at end
   of period                          $1.772           $1.653           $1.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,141            1,048              546
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.650           $1.385           $1.285
  Accumulation Unit Value at end
   of period                          $1.767           $1.650           $1.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,546              754              204

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.434           $2.789           $4.179
  Accumulation Unit Value at end
   of period                          $3.839           $3.434           $2.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,665            1,905            2,081
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $3.434           $2.789           $4.179
  Accumulation Unit Value at end
   of period                          $3.839           $3.434           $2.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,665            1,905            2,081
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.711          $10.350                -
  Accumulation Unit Value at end
   of period                         $14.176          $12.711                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.367           $1.113           $1.674
  Accumulation Unit Value at end
   of period                          $1.524           $1.367           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        490              565              648
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $3.271           $2.671                -
  Accumulation Unit Value at end
   of period                          $3.637           $3.271                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,353            2,872                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.131           $0.840           $1.780
  Accumulation Unit Value at end
   of period                          $1.282           $1.131           $0.840
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        779              899              944
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.120           $0.834           $1.770
  Accumulation Unit Value at end
   of period                          $1.268           $1.120           $0.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               55               57
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.115           $0.830           $1.765
  Accumulation Unit Value at end
   of period                          $1.260           $1.115           $0.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              184              204
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.641           $1.225           $2.609
  Accumulation Unit Value at end
   of period                          $1.851           $1.641           $1.225
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               88              152
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.641           $1.225           $2.609
  Accumulation Unit Value at end
   of period                          $1.851           $1.641           $1.225
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               88              152
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.091          $10.546                -
  Accumulation Unit Value at end
   of period                         $15.860          $14.091                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.575           $1.180           $2.520
  Accumulation Unit Value at end
   of period                          $1.772           $1.575           $1.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               12                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.563           $1.173                -
  Accumulation Unit Value at end
   of period                          $1.753           $1.563                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105              103                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.909           $3.289           $3.054
  Accumulation Unit Value at end
   of period                          $4.179           $3.909           $3.289
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,130            1,622              526
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $3.909           $3.289           $3.054
  Accumulation Unit Value at end
   of period                          $4.179           $3.909           $3.289
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,130            1,622              526
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.570           $1.325           $1.233
  Accumulation Unit Value at end
   of period                          $1.674           $1.570           $1.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        719              645              256
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.434           $1.266           $1.116
  Accumulation Unit Value at end
   of period                          $1.780           $1.434           $1.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        715              392              177
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.429           $1.264           $1.116
  Accumulation Unit Value at end
   of period                          $1.770           $1.429           $1.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               73               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.426           $1.263           $1.115
  Accumulation Unit Value at end
   of period                          $1.765           $1.426           $1.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        203              197              114
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $2.112           $1.874           $1.657
  Accumulation Unit Value at end
   of period                          $2.609           $2.112           $1.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132              130               57
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.112           $1.874           $1.657
  Accumulation Unit Value at end
   of period                          $2.609           $2.112           $1.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132              130               57
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $2.047           $1.821           $1.614
  Accumulation Unit Value at end
   of period                          $2.520           $2.047           $1.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

16

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.738           $6.194          $10.493
  Accumulation Unit Value at end
   of period                         $10.061           $8.738           $6.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.706           $6.184          $10.490
  Accumulation Unit Value at end
   of period                         $10.004           $8.706           $6.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.690           $6.179          $10.488
  Accumulation Unit Value at end
   of period                          $9.976           $8.690           $6.179
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.658           $6.168          $10.484
  Accumulation Unit Value at end
   of period                          $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.658           $6.168          $10.484
  Accumulation Unit Value at end
   of period                          $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.683          $10.487                -
  Accumulation Unit Value at end
   of period                         $16.781          $14.683                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.610           $6.153          $10.479
  Accumulation Unit Value at end
   of period                          $9.835           $8.610           $6.153
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.571           $6.140                -
  Accumulation Unit Value at end
   of period                          $9.766           $8.571                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.213           $0.911           $1.576
  Accumulation Unit Value at end
   of period                          $1.437           $1.213           $0.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,744            1,872            2,076
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.202           $0.904           $1.567
  Accumulation Unit Value at end
   of period                          $1.421           $1.202           $0.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183              203              243
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.196           $0.900           $1.563
  Accumulation Unit Value at end
   of period                          $1.413           $1.196           $0.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        260              268              274
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.174           $0.886           $1.541
  Accumulation Unit Value at end
   of period                          $1.384           $1.174           $0.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        633              670              793
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.174           $0.886           $1.541
  Accumulation Unit Value at end
   of period                          $1.384           $1.174           $0.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        633              670              793

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.360           $1.310           $1.158
  Accumulation Unit Value at end
   of period                          $1.576           $1.360           $1.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,144            2,079              930
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.355           $1.307           $1.157
  Accumulation Unit Value at end
   of period                          $1.567           $1.355           $1.307
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        260              315              149
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.352           $1.306           $1.157
  Accumulation Unit Value at end
   of period                          $1.563           $1.352           $1.306
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        341              393               91
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.336           $1.293           $1.147
  Accumulation Unit Value at end
   of period                          $1.541           $1.336           $1.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        860              933              602
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.336           $1.293           $1.147
  Accumulation Unit Value at end
   of period                          $1.541           $1.336           $1.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        860              933              602

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.768         $10.411               -
  Accumulation Unit Value at end
   of period                          $16.191         $13.768               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               1               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.140          $0.863          $1.505
  Accumulation Unit Value at end
   of period                           $1.340          $1.140          $0.863
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         311             376             401
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.126          $0.854               -
  Accumulation Unit Value at end
   of period                           $1.320          $1.126               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         797             587               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.458          $1.134          $2.102
  Accumulation Unit Value at end
   of period                           $1.702          $1.458          $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3,725           4,285           4,609
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.444          $1.125          $2.090
  Accumulation Unit Value at end
   of period                           $1.682          $1.444          $1.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         127             167             213
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.437          $1.121          $2.084
  Accumulation Unit Value at end
   of period                           $1.672          $1.437          $1.121
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         319             376             416
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.411          $1.103          $2.055
  Accumulation Unit Value at end
   of period                           $1.639          $1.411          $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         816             964           1,268
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.411          $1.103          $2.055
  Accumulation Unit Value at end
   of period                           $1.639          $1.411          $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         816             964           1,268
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $13.473         $10.552               -
  Accumulation Unit Value at end
   of period                          $15.604         $13.473               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           1               1               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.371          $1.074          $2.008
  Accumulation Unit Value at end
   of period                           $1.587          $1.371          $1.074
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         151             168             192
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.354          $1.063               -
  Accumulation Unit Value at end
   of period                           $1.563          $1.354               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,844           2,244               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.571          $1.052          $1.418
  Accumulation Unit Value at end
   of period                           $1.811          $1.571          $1.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,080           1,127             855
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.556          $1.044          $1.410
  Accumulation Unit Value at end
   of period                           $1.790          $1.556          $1.044
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          68              79              96

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.309          $1.271          $1.130
  Accumulation Unit Value at end
   of period                           $1.505          $1.309          $1.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         406             445             110
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.633          $1.469          $1.171
  Accumulation Unit Value at end
   of period                           $2.102          $1.633          $1.469
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2,924           1,040             106
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.627          $1.466          $1.171
  Accumulation Unit Value at end
   of period                           $2.090          $1.627          $1.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         171             258             153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                 $1.624          $1.465          $1.171
  Accumulation Unit Value at end
   of period                           $2.084          $1.624          $1.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         320             135               3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.605          $1.450          $1.160
  Accumulation Unit Value at end
   of period                           $2.055          $1.605          $1.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,334             660             127
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.605          $1.450          $1.160
  Accumulation Unit Value at end
   of period                           $2.055          $1.605          $1.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1,334             660             127
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                 $1.573          $1.426          $1.143
  Accumulation Unit Value at end
   of period                           $2.008          $1.573          $1.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         209              81              57
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                      -               -               -
  Accumulation Unit Value at end
   of period                                -               -               -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                           -               -               -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 $1.390          $1.259          $1.203
  Accumulation Unit Value at end
   of period                           $1.418          $1.390          $1.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         834             501             125
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                 $1.384          $1.257          $1.202
  Accumulation Unit Value at end
   of period                           $1.410          $1.384          $1.257
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          86             268             186

18

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $1.548          $1.040          $1.406
   beginning of period
  Accumulation Unit Value at end       $1.780          $1.548          $1.040
   of period
  Number of Accumulation Units             70              72              10
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $1.585          $1.066          $1.444
   beginning of period
  Accumulation Unit Value at end       $1.818          $1.585          $1.066
   of period
  Number of Accumulation Units            339             244             257
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $1.585          $1.066          $1.444
   beginning of period
  Accumulation Unit Value at end       $1.818          $1.585          $1.066
   of period
  Number of Accumulation Units            339             244             257
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at          $15.407         $10.394               -
   beginning of period
  Accumulation Unit Value at end      $17.628         $15.407               -
   of period
  Number of Accumulation Units              1               1               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $1.521          $1.027          $1.395
   beginning of period
  Accumulation Unit Value at end       $1.740          $1.521          $1.027
   of period
  Number of Accumulation Units             11               3               1
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $1.509          $1.021               -
   beginning of period
  Accumulation Unit Value at end       $1.722          $1.509               -
   of period
  Number of Accumulation Units          1,362           2,032               -
   outstanding at end of period
   (in thousands)
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $0.921          $0.736          $1.179
   beginning of period
  Accumulation Unit Value at end       $1.049          $0.921          $0.736
   of period
  Number of Accumulation Units            351             354             398
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at           $0.912          $0.730          $1.172
   beginning of period
  Accumulation Unit Value at end       $1.037          $0.912          $0.730
   of period
  Number of Accumulation Units              1               1               1
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $0.908          $0.727          $1.169
   beginning of period
  Accumulation Unit Value at end       $1.031          $0.908          $0.727
   of period
  Number of Accumulation Units             18              18              18
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $4.338          $3.482          $5.606
   beginning of period
  Accumulation Unit Value at end       $4.915          $4.338          $3.482
   of period
  Number of Accumulation Units              3               4               4
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $4.338          $3.482          $5.606
   beginning of period
  Accumulation Unit Value at end       $4.915          $4.338          $3.482
   of period
  Number of Accumulation Units              3               4               4
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at          $12.656         $10.184               -
   beginning of period
  Accumulation Unit Value at end      $14.305         $12.656               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $4.165          $3.353          $5.415
   beginning of period
  Accumulation Unit Value at end       $4.705          $4.165          $3.353
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $1.382          $1.256          $1.202
   beginning of period
  Accumulation Unit Value at end       $1.406          $1.382          $1.256
   of period
  Number of Accumulation Units             52              46               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $1.423          $1.296          $1.242
   beginning of period
  Accumulation Unit Value at end       $1.444          $1.423          $1.296
   of period
  Number of Accumulation Units            264             169              83
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $1.423          $1.296          $1.242
   beginning of period
  Accumulation Unit Value at end       $1.444          $1.423          $1.296
   of period
  Number of Accumulation Units            264             169              83
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $1.378          $1.259          $1.209
   beginning of period
  Accumulation Unit Value at end       $1.395          $1.378          $1.259
   of period
  Number of Accumulation Units              1               1               3
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.129          $0.985          $0.912
   beginning of period
  Accumulation Unit Value at end       $1.179          $1.129          $0.985
   of period
  Number of Accumulation Units            340             275             140
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at           $1.125          $0.983          $0.912
   beginning of period
  Accumulation Unit Value at end       $1.172          $1.125          $0.983
   of period
  Number of Accumulation Units              1               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $1.122          $0.982          $0.912
   beginning of period
  Accumulation Unit Value at end       $1.169          $1.122          $0.982
   of period
  Number of Accumulation Units             18               3               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $5.396          $4.733          $4.397
   beginning of period
  Accumulation Unit Value at end       $5.606          $5.396          $4.733
   of period
  Number of Accumulation Units             16               2               2
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $5.396          $4.733          $4.397
   beginning of period
  Accumulation Unit Value at end       $5.606          $5.396          $4.733
   of period
  Number of Accumulation Units             16               2               2
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $5.228          $4.599          $4.282
   beginning of period
  Accumulation Unit Value at end       $5.415          $5.228          $4.599
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $4.132          $3.335               -
   beginning of period
  Accumulation Unit Value at end       $4.656          $4.132               -
   of period
  Number of Accumulation Units             43             106               -
   outstanding at end of period
   (in thousands)
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.341          $1.013          $1.767
   beginning of period
  Accumulation Unit Value at end       $1.524          $1.341          $1.013
   of period
  Number of Accumulation Units          7,939           1,872           1,955
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at           $1.328          $1.005          $1.757
   beginning of period
  Accumulation Unit Value at end       $1.507          $1.328          $1.005
   of period
  Number of Accumulation Units            333              57              59
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $1.322          $1.001          $1.752
   beginning of period
  Accumulation Unit Value at end       $1.498          $1.322          $1.001
   of period
  Number of Accumulation Units            715             151             169
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $2.435          $1.848          $3.240
   beginning of period
  Accumulation Unit Value at end       $2.754          $2.435          $1.848
   of period
  Number of Accumulation Units            773             244             272
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $2.435          $1.848          $3.240
   beginning of period
  Accumulation Unit Value at end       $2.754          $2.435          $1.848
   of period
  Number of Accumulation Units            773             244             272
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at          $14.075         $10.706               -
   beginning of period
  Accumulation Unit Value at end      $15.874         $14.075               -
   of period
  Number of Accumulation Units              2               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $1.392          $1.059          $1.863
   beginning of period
  Accumulation Unit Value at end       $1.569          $1.392          $1.059
   of period
  Number of Accumulation Units            339              43              34
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at           $2.320          $1.770               -
   beginning of period
  Accumulation Unit Value at end       $2.608          $2.320               -
   of period
  Number of Accumulation Units          2,654           2,189               -
   outstanding at end of period
   (in thousands)
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at          $10.277               -               -
   beginning of period
  Accumulation Unit Value at end      $12.336               -               -
   of period
  Number of Accumulation Units             38               -               -
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at          $10.275               -               -
   beginning of period
  Accumulation Unit Value at end      $12.323               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at          $10.274               -               -
   beginning of period
  Accumulation Unit Value at end      $12.316               -               -
   of period
  Number of Accumulation Units              2               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at          $10.272               -               -
   beginning of period
  Accumulation Unit Value at end      $12.304               -               -
   of period
  Number of Accumulation Units              6               -               -
   outstanding at end of period
   (in thousands)

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at           $1.397          $1.131          $0.964
   beginning of period
  Accumulation Unit Value at end       $1.767          $1.397          $1.131
   of period
  Number of Accumulation Units          1,634             957             427
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at           $1.392          $1.129          $0.964
   beginning of period
  Accumulation Unit Value at end       $1.757          $1.392          $1.129
   of period
  Number of Accumulation Units             53              82              53
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at           $1.389          $1.128          $0.964
   beginning of period
  Accumulation Unit Value at end       $1.752          $1.389          $1.128
   of period
  Number of Accumulation Units            181             157               7
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at           $2.575          $2.095          $1.792
   beginning of period
  Accumulation Unit Value at end       $3.240          $2.575          $2.095
   of period
  Number of Accumulation Units            351             297              72
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at           $2.575          $2.095          $1.792
   beginning of period
  Accumulation Unit Value at end       $3.240          $2.575          $2.095
   of period
  Number of Accumulation Units            351             297              72
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at           $1.485          $1.212          $1.039
   beginning of period
  Accumulation Unit Value at end       $1.863          $1.485          $1.212
   of period
  Number of Accumulation Units             25              17              18
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at                -               -               -
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at                -               -               -  (a)
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at                -               -               -  (a)
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at                -               -               -  (a)
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at                -               -               -  (a)
   beginning of period
  Accumulation Unit Value at end            -               -               -
   of period
  Number of Accumulation Units              -               -               -
   outstanding at end of period
   (in thousands)

20

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.272                -                -
  Accumulation Unit Value
   at end of period             $12.304                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.269                -                -
  Accumulation Unit Value
   at end of period             $12.288                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.269                -                -
  Accumulation Unit Value
   at end of period             $12.284                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.266                -                -
  Accumulation Unit Value
   at end of period             $12.268                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          27                -                -
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.217           $1.226           $1.209
  Accumulation Unit Value
   at end of period              $1.208           $1.217           $1.226
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,886            2,948            4,735
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.206           $1.216           $1.202
  Accumulation Unit Value
   at end of period              $1.194           $1.206           $1.216
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         128              229              425
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.200           $1.212           $1.199
  Accumulation Unit Value
   at end of period              $1.187           $1.200           $1.212
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         128              107              406
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.060           $2.085           $2.067
  Accumulation Unit Value
   at end of period              $2.035           $2.060           $2.085
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         386              514            2,511
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.060           $2.085           $2.067
  Accumulation Unit Value
   at end of period              $2.035           $2.060           $2.085
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         386              514            2,511
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.848           $9.990                -
  Accumulation Unit Value
   at end of period              $9.701           $9.848                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                2                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.182           $1.200           $1.193
  Accumulation Unit Value
   at end of period              $1.164           $1.182           $1.200
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $1.963           $1.997                -
  Accumulation Unit Value
   at end of period              $1.928           $1.963                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,121            2,751                -
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.382           $1.077           $1.827
  Accumulation Unit Value
   at end of period              $1.703           $1.382           $1.077
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         175              180              229

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
HARTFORD MONEY MARKET HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.161           $1.117           $1.099
  Accumulation Unit Value
   at end of period              $1.209           $1.161           $1.117
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,438            1,821              589
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.157           $1.115           $1.099
  Accumulation Unit Value
   at end of period              $1.202           $1.157           $1.115
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          48               55                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.154           $1.114           $1.099
  Accumulation Unit Value
   at end of period              $1.199           $1.154           $1.114
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.994           $1.929           $1.905
  Accumulation Unit Value
   at end of period              $2.067           $1.994           $1.929
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         248              184                4
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.994           $1.929           $1.905
  Accumulation Unit Value
   at end of period              $2.067           $1.994           $1.929
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         248              184                4
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.155           $1.120           $1.108
  Accumulation Unit Value
   at end of period              $1.193           $1.155           $1.120
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -               19                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
HARTFORD SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.612           $1.570                -
  Accumulation Unit Value
   at end of period              $1.827           $1.612                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         185               59                -

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.359           $1.061           $1.804
  Accumulation Unit Value
   at end of period              $1.671           $1.359           $1.061
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.353           $1.058           $1.799
  Accumulation Unit Value
   at end of period              $1.662           $1.353           $1.058
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               12               12
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.175           $1.704           $2.905
  Accumulation Unit Value
   at end of period              $2.667           $2.175           $1.704
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          67               49               39
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.175           $1.704           $2.905
  Accumulation Unit Value
   at end of period              $2.667           $2.175           $1.704
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          67               49               39
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.328          $10.465                -
  Accumulation Unit Value
   at end of period             $16.298          $13.328                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.482           $1.164           $1.991
  Accumulation Unit Value
   at end of period              $1.812           $1.482           $1.164
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $2.072           $1.632                -
  Accumulation Unit Value
   at end of period              $2.526           $2.072                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         489              578                -
HARTFORD SMALL/MID CAP
 EQUITY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $7.594           $5.174           $9.809
  Accumulation Unit Value
   at end of period              $9.484           $7.594           $5.174
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          91               87               30
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $7.559           $5.161           $9.803
  Accumulation Unit Value
   at end of period              $9.422           $7.559           $5.161
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                2                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $7.542           $5.154           $9.800
  Accumulation Unit Value
   at end of period              $9.391           $7.542           $5.154
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                5                2
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $7.508           $5.141           $9.795
  Accumulation Unit Value
   at end of period              $9.330           $7.508           $5.141
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          19               64                7
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $7.508           $5.141           $9.795
  Accumulation Unit Value
   at end of period              $9.330           $7.508           $5.141
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          19               64                7
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.031          $10.319                -
  Accumulation Unit Value
   at end of period             $18.633          $15.031                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.594           $1.555                -
  Accumulation Unit Value
   at end of period              $1.804           $1.594                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.592           $1.553                -
  Accumulation Unit Value
   at end of period              $1.799           $1.592                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11                7                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $2.575           $2.516                -
  Accumulation Unit Value
   at end of period              $2.905           $2.575                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21                4                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $2.575           $2.516                -
  Accumulation Unit Value
   at end of period              $2.905           $2.575                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21                4                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.770           $1.733                -
  Accumulation Unit Value
   at end of period              $1.991           $1.770                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
HARTFORD SMALL/MID CAP
 EQUITY HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.522                -                -
  Accumulation Unit Value
   at end of period              $9.809                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $9.519                -                -
  Accumulation Unit Value
   at end of period              $9.803                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.518                -                -
  Accumulation Unit Value
   at end of period              $9.800                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $9.515                -                -
  Accumulation Unit Value
   at end of period              $9.795                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.515                -                -
  Accumulation Unit Value
   at end of period              $9.795                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

22

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $7.457           $5.121           $9.787
  Accumulation Unit Value
   at end of period              $9.239           $7.457           $5.121
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $7.414           $5.105                -
  Accumulation Unit Value
   at end of period              $9.163           $7.414                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          65               55                -
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.181           $0.879           $1.415
  Accumulation Unit Value
   at end of period              $1.600           $1.181           $0.879
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         608              421              393
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.169           $0.872           $1.407
  Accumulation Unit Value
   at end of period              $1.582           $1.169           $0.872
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          32               41               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.164           $0.869           $1.403
  Accumulation Unit Value
   at end of period              $1.572           $1.164           $0.869
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          26               21               33
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.143           $0.855           $1.383
  Accumulation Unit Value
   at end of period              $1.541           $1.143           $0.855
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         665              192              165
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.143           $0.855           $1.383
  Accumulation Unit Value
   at end of period              $1.541           $1.143           $0.855
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         665              192              165
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.211          $10.655                -
  Accumulation Unit Value
   at end of period             $19.117          $14.211                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.114           $0.836           $1.357
  Accumulation Unit Value
   at end of period              $1.498           $1.114           $0.836
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                3                6
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $1.096           $0.824                -
  Accumulation Unit Value
   at end of period              $1.470           $1.096                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         985            1,121                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $0.910           $0.648           $1.148
  Accumulation Unit Value
   at end of period              $1.037           $0.910           $0.648
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         637              747              821
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $0.902           $0.643           $1.142
  Accumulation Unit Value
   at end of period              $1.025           $0.902           $0.643
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -               45               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $0.897           $0.641           $1.138
  Accumulation Unit Value
   at end of period              $1.019           $0.897           $0.641
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          47               47               64

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.511                -                -
  Accumulation Unit Value
   at end of period              $9.787                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
HARTFORD SMALLCAP GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.452           $1.369           $1.162
  Accumulation Unit Value
   at end of period              $1.415           $1.452           $1.369
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         349              194              119
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.447           $1.367           $1.162
  Accumulation Unit Value
   at end of period              $1.407           $1.447           $1.367
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          41              237              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.444           $1.366           $1.162
  Accumulation Unit Value
   at end of period              $1.403           $1.444           $1.366
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          42               45                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.427           $1.352           $1.152
  Accumulation Unit Value
   at end of period              $1.383           $1.427           $1.352
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         206              178               53
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.427           $1.352           $1.152
  Accumulation Unit Value
   at end of period              $1.383           $1.427           $1.352
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         206              178               53
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $1.404           $1.334           $1.139
  Accumulation Unit Value
   at end of period              $1.357           $1.404           $1.334
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                7               12
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $1.092           $0.960           $0.854
  Accumulation Unit Value
   at end of period              $1.148           $1.092           $0.960
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         661              529              271
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $1.088           $0.958           $0.853
  Accumulation Unit Value
   at end of period              $1.142           $1.088           $0.958
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          60               60               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $1.086           $0.957           $0.853
  Accumulation Unit Value
   at end of period              $1.138           $1.086           $0.957
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          86              118               44

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $5.524           $3.952           $7.036
  Accumulation Unit Value at end
   of period                          $6.263           $5.524           $3.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               41               33
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $5.524           $3.952           $7.036
  Accumulation Unit Value at end
   of period                          $6.263           $5.524           $3.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               41               33
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.417          $10.340                -
  Accumulation Unit Value at end
   of period                         $16.305          $14.417                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.993           $0.712           $1.272
  Accumulation Unit Value at end
   of period                          $1.122           $0.993           $0.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         74               76               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $5.261           $3.785                -
  Accumulation Unit Value at end
   of period                          $5.932           $5.261                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              184                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.669           $1.462           $1.595
  Accumulation Unit Value at end
   of period                          $1.781           $1.669           $1.462
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,322           21,232           21,883
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.653           $1.451           $1.586
  Accumulation Unit Value at end
   of period                          $1.760           $1.653           $1.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        799              784              918
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.645           $1.446           $1.581
  Accumulation Unit Value at end
   of period                          $1.750           $1.645           $1.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,333            1,488            1,442
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.480           $3.064           $3.358
  Accumulation Unit Value at end
   of period                          $3.695           $3.480           $3.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,788            2,023            2,038
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $3.480           $3.064           $3.358
  Accumulation Unit Value at end
   of period                          $3.695           $3.480           $3.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,788            2,023            2,038
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.630          $10.265                -
  Accumulation Unit Value at end
   of period                         $12.318          $11.630                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               10                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.548           $1.367           $1.503
  Accumulation Unit Value at end
   of period                          $1.639           $1.548           $1.367
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        227              267              221
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $3.315           $2.934                -
  Accumulation Unit Value at end
   of period                          $3.500           $3.315                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,202            6,519                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $6.728           $5.942           $5.303
  Accumulation Unit Value at end
   of period                          $7.036           $6.728           $5.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               50                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.728           $5.942           $5.303
  Accumulation Unit Value at end
   of period                          $7.036           $6.728           $5.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               50                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.220           $1.081           $0.967
  Accumulation Unit Value at end
   of period                          $1.272           $1.220           $1.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78               79               66
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.535           $1.476           $1.462
  Accumulation Unit Value at end
   of period                          $1.595           $1.535           $1.476
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,312            7,356            2,517
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.530           $1.473           $1.462
  Accumulation Unit Value at end
   of period                          $1.586           $1.530           $1.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        842              657              319
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.527           $1.472           $1.461
  Accumulation Unit Value at end
   of period                          $1.581           $1.527           $1.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,050              468               78
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $3.249           $3.139           $3.120
  Accumulation Unit Value at end
   of period                          $3.358           $3.249           $3.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,803            1,053              436
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $3.249           $3.139           $3.120
  Accumulation Unit Value at end
   of period                          $3.358           $3.249           $3.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,803            1,053              436
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.459           $1.414           $1.408
  Accumulation Unit Value at end
   of period                          $1.503           $1.459           $1.414
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        198              158              131
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

24

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.198           $1.168           $1.184
  Accumulation Unit Value at end
   of period                          $1.235           $1.198           $1.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,638            6,416            8,241
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.187           $1.159           $1.178
  Accumulation Unit Value at end
   of period                          $1.220           $1.187           $1.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        225              171              139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.181           $1.155           $1.174
  Accumulation Unit Value at end
   of period                          $1.213           $1.181           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        398              478              829
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.160           $1.136           $1.158
  Accumulation Unit Value at end
   of period                          $1.189           $1.160           $1.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,526            1,654            2,149
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.160           $1.136           $1.158
  Accumulation Unit Value at end
   of period                          $1.189           $1.160           $1.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,526            1,654            2,149
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.220          $10.035                -
  Accumulation Unit Value at end
   of period                         $10.449          $10.220                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.127           $1.107           $1.132
  Accumulation Unit Value at end
   of period                          $1.152           $1.127           $1.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               68               43
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.113           $1.096                -
  Accumulation Unit Value at end
   of period                          $1.134           $1.113                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,572            9,226                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.217           $0.986           $1.505
  Accumulation Unit Value at end
   of period                          $1.385           $1.217           $0.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,831              384              370
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.205           $0.978           $1.497
  Accumulation Unit Value at end
   of period                          $1.369           $1.205           $0.978
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        331               64               63
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.199           $0.974           $1.493
  Accumulation Unit Value at end
   of period                          $1.361           $1.199           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        724               44               48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.174           $0.956           $1.467
  Accumulation Unit Value at end
   of period                          $1.329           $1.174           $0.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,961              179              228
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.174           $0.956           $1.467
  Accumulation Unit Value at end
   of period                          $1.329           $1.174           $0.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,961              179              228

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.143           $1.107           $1.102
  Accumulation Unit Value at end
   of period                          $1.184           $1.143           $1.107
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,947            1,105              356
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.139           $1.106           $1.102
  Accumulation Unit Value at end
   of period                          $1.178           $1.139           $1.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        134              160               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.137           $1.105           $1.102
  Accumulation Unit Value at end
   of period                          $1.174           $1.137           $1.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        326              120                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.123           $1.093           $1.092
  Accumulation Unit Value at end
   of period                          $1.158           $1.123           $1.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,200              375               63
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.123           $1.093           $1.092
  Accumulation Unit Value at end
   of period                          $1.158           $1.123           $1.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,200              375               63
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.101           $1.075           $1.076
  Accumulation Unit Value at end
   of period                          $1.132           $1.101           $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               20               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.392           $1.151           $1.064
  Accumulation Unit Value at end
   of period                          $1.505           $1.392           $1.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              108               46
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.387           $1.149           $1.064
  Accumulation Unit Value at end
   of period                          $1.497           $1.387           $1.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               23               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.384           $1.148           $1.064
  Accumulation Unit Value at end
   of period                          $1.493           $1.384           $1.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               34               30
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $1.363           $1.133           $1.051
  Accumulation Unit Value at end
   of period                          $1.467           $1.363           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        340              283               66
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.363           $1.133           $1.051
  Accumulation Unit Value at end
   of period                          $1.467           $1.363           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        340              283               66

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.640          $10.317                -
  Accumulation Unit Value at end
   of period                         $14.279          $12.640                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.135           $0.927           $1.427
  Accumulation Unit Value at end
   of period                          $1.281           $1.135           $0.927
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        700               16               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.122           $0.919                -
  Accumulation Unit Value at end
   of period                          $1.264           $1.122                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,287            1,184                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.347          $10.472          $16.435
  Accumulation Unit Value at end
   of period                         $15.326          $13.347          $10.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        917            1,039            1,169
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.218          $10.392          $16.342
  Accumulation Unit Value at end
   of period                         $15.148          $13.218          $10.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               78               81
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.155          $10.353          $16.296
  Accumulation Unit Value at end
   of period                         $15.060          $13.155          $10.353
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        113              134              147
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.028          $10.273          $16.204
  Accumulation Unit Value at end
   of period                         $14.885          $13.028          $10.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        169              196              228
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.028          $10.273          $16.204
  Accumulation Unit Value at end
   of period                         $14.885          $13.028          $10.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        169              196              228
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.295          $10.510                -
  Accumulation Unit Value at end
   of period                         $15.153          $13.295                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.840          $10.156          $16.066
  Accumulation Unit Value at end
   of period                         $14.627          $12.840          $10.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               16               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.813          $10.160                -
  Accumulation Unit Value at end
   of period                         $14.560          $12.813                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        233              296                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.240          $11.560          $17.181
  Accumulation Unit Value at end
   of period                         $15.856          $14.240          $11.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,565            1,714            1,833
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $14.103          $11.472          $17.084
  Accumulation Unit Value at end
   of period                         $15.672          $14.103          $11.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               64               64

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.330           $1.108           $1.030
  Accumulation Unit Value at end
   of period                          $1.427           $1.330           $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               17                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.954          $14.720          $13.894
  Accumulation Unit Value at end
   of period                         $16.435          $16.954          $14.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,156              742              298
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.891          $14.695          $13.889
  Accumulation Unit Value at end
   of period                         $16.342          $16.891          $14.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94               96               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.860          $14.683          $13.887
  Accumulation Unit Value at end
   of period                         $16.296          $16.860          $14.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              109               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.799          $14.658          $13.882
  Accumulation Unit Value at end
   of period                         $16.204          $16.799          $14.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              270              164
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.799          $14.658          $13.882
  Accumulation Unit Value at end
   of period                         $16.204          $16.799          $14.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              270              164
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.706          $14.621          $13.875
  Accumulation Unit Value at end
   of period                         $16.066          $16.706          $14.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               18               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.884          $14.668          $13.336
  Accumulation Unit Value at end
   of period                         $17.181          $16.884          $14.668
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,536              710              225
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.822          $14.644          $13.332
  Accumulation Unit Value at end
   of period                         $17.084          $16.822          $14.644
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               71               31

26

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.035          $11.428          $17.035
  Accumulation Unit Value at end
   of period                         $15.581          $14.035          $11.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        128              146              164
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.899          $11.340          $16.939
  Accumulation Unit Value at end
   of period                         $15.400          $13.899          $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              263              289
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.899          $11.340          $16.939
  Accumulation Unit Value at end
   of period                         $15.400          $13.899          $11.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              263              289
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.671          $10.364                -
  Accumulation Unit Value at end
   of period                         $14.005          $12.671                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.699          $11.210          $16.795
  Accumulation Unit Value at end
   of period                         $15.133          $13.699          $11.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               17               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.706          $11.244                -
  Accumulation Unit Value at end
   of period                         $15.103          $13.706                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              107                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.298           $8.180          $14.069
  Accumulation Unit Value at end
   of period                         $13.701          $11.298           $8.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        271              295              309
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.190           $8.117          $13.989
  Accumulation Unit Value at end
   of period                         $13.542          $11.190           $8.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.136           $8.086          $13.950
  Accumulation Unit Value at end
   of period                         $13.463          $11.136           $8.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               18               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.028           $8.025          $13.871
  Accumulation Unit Value at end
   of period                         $13.307          $11.028           $8.025
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               34               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.028           $8.025          $13.871
  Accumulation Unit Value at end
   of period                         $13.307          $11.028           $8.025
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               34               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.486          $10.567                -
  Accumulation Unit Value at end
   of period                         $17.436          $14.486                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.869           $7.933          $13.753
  Accumulation Unit Value at end
   of period                         $13.076          $10.869           $7.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                6

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.791          $14.631          $13.330
  Accumulation Unit Value at end
   of period                         $17.035          $16.791          $14.631
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        145               85               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.730          $14.607          $13.325
  Accumulation Unit Value at end
   of period                         $16.939          $16.730          $14.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              234              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.730          $14.607          $13.325
  Accumulation Unit Value at end
   of period                         $16.939          $16.730          $14.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              234              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.638          $14.570          $13.318
  Accumulation Unit Value at end
   of period                         $16.795          $16.638          $14.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               15                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO VAN KAMPEN V.I. U.S. MID
 CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.156          $10.989           $9.644
  Accumulation Unit Value at end
   of period                         $14.069          $13.156          $10.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        237               99               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.108          $10.971           $9.641
  Accumulation Unit Value at end
   of period                         $13.989          $13.108          $10.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                4                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.084          $10.961           $9.639
  Accumulation Unit Value at end
   of period                         $13.950          $13.084          $10.961
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17                9                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.036          $10.943           $9.636
  Accumulation Unit Value at end
   of period                         $13.871          $13.036          $10.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               18                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.036          $10.943           $9.636
  Accumulation Unit Value at end
   of period                         $13.871          $13.036          $10.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               18                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.964          $10.916           $9.631
  Accumulation Unit Value at end
   of period                         $13.753          $12.964          $10.916
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.739           $7.857                -
  Accumulation Unit Value at end
   of period                         $12.887          $10.739                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               54                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.500           $9.377          $11.456
  Accumulation Unit Value at end
   of period                         $13.934          $12.500           $9.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,031            1,127            1,079
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.380           $9.305          $11.391
  Accumulation Unit Value at end
   of period                         $13.773          $12.380           $9.305
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               63               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.320           $9.269          $11.359
  Accumulation Unit Value at end
   of period                         $13.692          $12.320           $9.269
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         90              103              103
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.201           $9.199          $11.295
  Accumulation Unit Value at end
   of period                         $13.534          $12.201           $9.199
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              262              279
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.201           $9.199          $11.295
  Accumulation Unit Value at end
   of period                         $13.534          $12.201           $9.199
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              262              279
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.910          $10.513                -
  Accumulation Unit Value at end
   of period                         $15.390          $13.910                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.025           $9.093          $11.199
  Accumulation Unit Value at end
   of period                         $13.299          $12.025           $9.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                9                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.881           $9.006                -
  Accumulation Unit Value at end
   of period                         $13.106          $11.881                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        167              233                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.743           $8.770          $11.972
  Accumulation Unit Value at end
   of period                         $12.237          $10.743           $8.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        835              959            1,021
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.639           $8.703          $11.904
  Accumulation Unit Value at end
   of period                         $12.095          $10.639           $8.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               78               84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.588           $8.670          $11.870
  Accumulation Unit Value at end
   of period                         $12.024          $10.588           $8.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               99              104
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.486           $8.604          $11.803
  Accumulation Unit Value at end
   of period                         $11.885          $10.486           $8.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              203              242

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.870          $10.017           $9.575
  Accumulation Unit Value at end
   of period                         $11.456          $10.870          $10.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        940              523              193
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.830          $10.001           $9.571
  Accumulation Unit Value at end
   of period                         $11.391          $10.830          $10.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               73               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.810           $9.992           $9.570
  Accumulation Unit Value at end
   of period                         $11.359          $10.810           $9.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99               63               24
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.771           $9.975           $9.566
  Accumulation Unit Value at end
   of period                         $11.295          $10.771           $9.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        281              224              125
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.771           $9.975           $9.566
  Accumulation Unit Value at end
   of period                         $11.295          $10.771           $9.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        281              224              125
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.711           $9.950           $9.561
  Accumulation Unit Value at end
   of period                         $11.199          $10.711           $9.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.692          $10.284           $9.656
  Accumulation Unit Value at end
   of period                         $11.972          $11.692          $10.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,006              530              220
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.649          $10.266           $9.652
  Accumulation Unit Value at end
   of period                         $11.904          $11.649          $10.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               91               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.628          $10.258           $9.651
  Accumulation Unit Value at end
   of period                         $11.870          $11.628          $10.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        125               84               25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.585          $10.241           $9.647
  Accumulation Unit Value at end
   of period                         $11.803          $11.585          $10.241
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        278              233              143

28

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.486           $8.604          $11.803
  Accumulation Unit Value at end
   of period                         $11.885          $10.486           $8.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              203              242
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.670          $10.422                -
  Accumulation Unit Value at end
   of period                         $14.325          $12.670                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.335           $8.505          $11.703
  Accumulation Unit Value at end
   of period                         $11.679          $10.335           $8.505
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               25               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.210           $8.424                -
  Accumulation Unit Value at end
   of period                         $11.509          $10.210                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               39                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.130           $8.935          $13.100
  Accumulation Unit Value at end
   of period                         $12.607          $11.130           $8.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        201              230              254
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.027           $8.870          $13.031
  Accumulation Unit Value at end
   of period                         $12.464          $11.027           $8.870
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               20               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.975           $8.837          $12.996
  Accumulation Unit Value at end
   of period                         $12.394          $10.975           $8.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               29               25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.873           $8.773          $12.927
  Accumulation Unit Value at end
   of period                         $12.254          $10.873           $8.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               46               49
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.873           $8.773          $12.927
  Accumulation Unit Value at end
   of period                         $12.254          $10.873           $8.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               46               49
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.527          $10.132                -
  Accumulation Unit Value at end
   of period                         $14.083          $12.527                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.722           $8.677          $12.824
  Accumulation Unit Value at end
   of period                         $12.048          $10.722           $8.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.598           $8.598                -
  Accumulation Unit Value at end
   of period                         $11.878          $10.598                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               47                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.323           $9.056          $12.791
  Accumulation Unit Value at end
   of period                         $13.377          $11.323           $9.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        572              639              686

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.585          $10.241           $9.647
  Accumulation Unit Value at end
   of period                         $11.803          $11.585          $10.241
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        278              233              143
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.522          $10.215           $9.642
  Accumulation Unit Value at end
   of period                         $11.703          $11.522          $10.215
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               22               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT CLASSIC STOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.926          $10.641          $10.000
  Accumulation Unit Value at end
   of period                         $13.100          $11.926          $10.641
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        255              197               99
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.886          $10.627          $10.000
  Accumulation Unit Value at end
   of period                         $13.031          $11.886          $10.627
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               22                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.866          $10.620          $10.000
  Accumulation Unit Value at end
   of period                         $12.996          $11.866          $10.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               21                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.827          $10.606          $10.000
  Accumulation Unit Value at end
   of period                         $12.927          $11.827          $10.606
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               36               14
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.827          $10.606          $10.000
  Accumulation Unit Value at end
   of period                         $12.927          $11.827          $10.606
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               36               14
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.768          $10.585          $10.000
  Accumulation Unit Value at end
   of period                         $12.824          $11.768          $10.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                6                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.076          $10.613           $9.522
  Accumulation Unit Value at end
   of period                         $12.791          $12.076          $10.613
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        684              460              211

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.214           $8.987          $12.719
  Accumulation Unit Value at end
   of period                         $13.221          $11.214           $8.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               51               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.160           $8.952          $12.683
  Accumulation Unit Value at end
   of period                         $13.144          $11.160           $8.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         71               82               86
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.052           $8.884          $12.611
  Accumulation Unit Value at end
   of period                         $12.992          $11.052           $8.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              175              201
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.052           $8.884          $12.611
  Accumulation Unit Value at end
   of period                         $12.992          $11.052           $8.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              175              201
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.911          $10.404                -
  Accumulation Unit Value at end
   of period                         $15.139          $12.911                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.893           $8.782          $12.504
  Accumulation Unit Value at end
   of period                         $12.766          $10.893           $8.782
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               16               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.762           $8.698                -
  Accumulation Unit Value at end
   of period                         $12.581          $10.762                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               78                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.140           $7.745          $12.274
  Accumulation Unit Value at end
   of period                         $10.652           $9.140           $7.745
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,839            3,187            3,444
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.052           $7.686          $12.205
  Accumulation Unit Value at end
   of period                         $10.528           $9.052           $7.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        104              119              129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.009           $7.657          $12.170
  Accumulation Unit Value at end
   of period                         $10.467           $9.009           $7.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        192              216              232
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $8.922           $7.598          $12.101
  Accumulation Unit Value at end
   of period                         $10.345           $8.922           $7.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        374              445              506
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.922           $7.598          $12.101
  Accumulation Unit Value at end
   of period                         $10.345           $8.922           $7.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        374              445              506
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.124          $10.351                -
  Accumulation Unit Value at end
   of period                         $14.023          $12.124                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.031          $10.595           $9.519
  Accumulation Unit Value at end
   of period                         $12.719          $12.031          $10.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               53               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.009          $10.586           $9.517
  Accumulation Unit Value at end
   of period                         $12.683          $12.009          $10.586
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        104               75               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.965          $10.568           $9.514
  Accumulation Unit Value at end
   of period                         $12.611          $11.965          $10.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        214              208              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.965          $10.568           $9.514
  Accumulation Unit Value at end
   of period                         $12.611          $11.965          $10.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        214              208              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.900          $10.542           $9.509
  Accumulation Unit Value at end
   of period                         $12.504          $11.900          $10.542
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               23               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.955          $10.271           $9.597
  Accumulation Unit Value at end
   of period                         $12.274          $11.955          $10.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,619            1,154              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.912          $10.254           $9.594
  Accumulation Unit Value at end
   of period                         $12.205          $11.912          $10.254
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117              107               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.890          $10.245           $9.592
  Accumulation Unit Value at end
   of period                         $12.170          $11.890          $10.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        211              117               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.846          $10.228           $9.589
  Accumulation Unit Value at end
   of period                         $12.101          $11.846          $10.228
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        519              402              153
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.846          $10.228           $9.589
  Accumulation Unit Value at end
   of period                         $12.101          $11.846          $10.228
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        519              402              153
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

30

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.793           $7.511          $11.999
  Accumulation Unit Value at end
   of period                         $10.166           $8.793           $7.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               33               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.688           $7.439                -
  Accumulation Unit Value at end
   of period                         $10.018           $8.688                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              355                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.884           $6.908          $12.809
  Accumulation Unit Value at end
   of period                         $10.707           $9.884           $6.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              166              183
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.789           $6.855          $12.737
  Accumulation Unit Value at end
   of period                         $10.583           $9.789           $6.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.742           $6.829          $12.700
  Accumulation Unit Value at end
   of period                         $10.521           $9.742           $6.829
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               19               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.648           $6.777          $12.629
  Accumulation Unit Value at end
   of period                         $10.399           $9.648           $6.777
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               72               34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.648           $6.777          $12.629
  Accumulation Unit Value at end
   of period                         $10.399           $9.648           $6.777
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               72               34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.589          $10.273                -
  Accumulation Unit Value at end
   of period                         $15.685          $14.589                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.509           $6.699          $12.522
  Accumulation Unit Value at end
   of period                         $10.218           $9.509           $6.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.394           $6.635                -
  Accumulation Unit Value at end
   of period                         $10.070           $9.394                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        254              318                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.581           $8.373          $14.138
  Accumulation Unit Value at end
   of period                         $13.299          $11.581           $8.373
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,617            1,801            2,036
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.469           $8.309          $14.058
  Accumulation Unit Value at end
   of period                         $13.145          $11.469           $8.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               56               61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.414           $8.277          $14.018
  Accumulation Unit Value at end
   of period                         $13.068          $11.414           $8.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99              111              125

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.781          $10.203           $9.584
  Accumulation Unit Value at end
   of period                         $11.999          $11.781          $10.203
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               19               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.335          $10.605           $9.710
  Accumulation Unit Value at end
   of period                         $12.809          $11.335          $10.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132               61               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.293          $10.587           $9.707
  Accumulation Unit Value at end
   of period                         $12.737          $11.293          $10.587
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               13               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.272          $10.579           $9.705
  Accumulation Unit Value at end
   of period                         $12.700          $11.272          $10.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               12                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.231          $10.561           $9.702
  Accumulation Unit Value at end
   of period                         $12.629          $11.231          $10.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               14               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.231          $10.561           $9.702
  Accumulation Unit Value at end
   of period                         $12.629          $11.231          $10.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               14               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.169          $10.534           $9.697
  Accumulation Unit Value at end
   of period                         $12.522          $11.169          $10.534
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.428          $11.527           $9.621
  Accumulation Unit Value at end
   of period                         $14.138          $13.428          $11.527
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,648              715               84
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.378          $11.508           $9.618
  Accumulation Unit Value at end
   of period                         $14.058          $13.378          $11.508
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               57               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.354          $11.498           $9.616
  Accumulation Unit Value at end
   of period                         $14.018          $13.354          $11.498
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        122               54                5

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.304           $8.214          $13.939
  Accumulation Unit Value at end
   of period                         $12.917          $11.304           $8.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        226              247              305
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.304           $8.214          $13.939
  Accumulation Unit Value at end
   of period                         $12.917          $11.304           $8.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        226              247              305
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.630          $10.657                -
  Accumulation Unit Value at end
   of period                         $16.675          $14.630                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.141           $8.120          $13.820
  Accumulation Unit Value at end
   of period                         $12.692          $11.141           $8.120
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                9               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.007           $8.042                -
  Accumulation Unit Value at end
   of period                         $12.508          $11.007                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        408              487                -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.553           $7.520          $12.345
  Accumulation Unit Value at end
   of period                         $10.982           $9.553           $7.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         51               56               51
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.461           $7.462          $12.275
  Accumulation Unit Value at end
   of period                         $10.855           $9.461           $7.462
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.416           $7.434          $12.240
  Accumulation Unit Value at end
   of period                         $10.792           $9.416           $7.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.325           $7.377          $12.171
  Accumulation Unit Value at end
   of period                         $10.666           $9.325           $7.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               17                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.325           $7.377          $12.171
  Accumulation Unit Value at end
   of period                         $10.666           $9.325           $7.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               17                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.129          $10.412                -
  Accumulation Unit Value at end
   of period                         $14.980          $13.129                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.190           $7.292          $12.068
  Accumulation Unit Value at end
   of period                         $10.481           $9.190           $7.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.080           $7.223                -
  Accumulation Unit Value at end
   of period                         $10.329           $9.080                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               37                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.305          $11.479           $9.613
  Accumulation Unit Value at end
   of period                         $13.939          $13.305          $11.479
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        334              251               54
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.305          $11.479           $9.613
  Accumulation Unit Value at end
   of period                         $13.939          $13.305          $11.479
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        334              251               54
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.232          $11.450           $9.608
  Accumulation Unit Value at end
   of period                         $13.820          $13.232          $11.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18                6                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND(R)
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.942          $10.484           $9.606
  Accumulation Unit Value at end
   of period                         $12.345          $11.942          $10.484
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               34               32
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.898          $10.467           $9.603
  Accumulation Unit Value at end
   of period                         $12.275          $11.898          $10.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.876          $10.458           $9.602
  Accumulation Unit Value at end
   of period                         $12.240          $11.876          $10.458
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.833          $10.441           $9.598
  Accumulation Unit Value at end
   of period                         $12.171          $11.833          $10.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               12                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.833          $10.441           $9.598
  Accumulation Unit Value at end
   of period                         $12.171          $11.833          $10.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               12                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.768          $10.414           $9.593
  Accumulation Unit Value at end
   of period                         $12.068          $11.768          $10.414
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

32

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.216           $7.519          $12.220
  Accumulation Unit Value at end
   of period                         $12.477          $10.216           $7.519
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73               84               98
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.117           $7.462          $12.151
  Accumulation Unit Value at end
   of period                         $12.332          $10.117           $7.462
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.069           $7.433          $12.116
  Accumulation Unit Value at end
   of period                         $12.261          $10.069           $7.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               14               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.972           $7.376          $12.048
  Accumulation Unit Value at end
   of period                         $12.118           $9.972           $7.376
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               38               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.972           $7.376          $12.048
  Accumulation Unit Value at end
   of period                         $12.118           $9.972           $7.376
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               38               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.572          $10.806                -
  Accumulation Unit Value at end
   of period                         $17.665          $14.572                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.828           $7.292          $11.945
  Accumulation Unit Value at end
   of period                         $11.908           $9.828           $7.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.710           $7.222                -
  Accumulation Unit Value at end
   of period                         $11.735           $9.710                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        395              494                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.900           $6.018          $11.938
  Accumulation Unit Value at end
   of period                          $9.971           $7.900           $6.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               17               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.824           $5.972          $11.871
  Accumulation Unit Value at end
   of period                          $9.855           $7.824           $5.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.786           $5.949          $11.837
  Accumulation Unit Value at end
   of period                          $9.798           $7.786           $5.949
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                9                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $7.711           $5.904          $11.770
  Accumulation Unit Value at end
   of period                          $9.684           $7.711           $5.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22                1                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.711           $5.904          $11.770
  Accumulation Unit Value at end
   of period                          $9.684           $7.711           $5.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22                1                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.486          $10.971           $9.313
  Accumulation Unit Value at end
   of period                         $12.220          $12.486          $10.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        112               68               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.440          $10.953           $9.310
  Accumulation Unit Value at end
   of period                         $12.151          $12.440          $10.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.417          $10.944           $9.309
  Accumulation Unit Value at end
   of period                         $12.116          $12.417          $10.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                5                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.371          $10.925           $9.305
  Accumulation Unit Value at end
   of period                         $12.048          $12.371          $10.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               20                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.371          $10.925           $9.305
  Accumulation Unit Value at end
   of period                         $12.048          $12.371          $10.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               20                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.303          $10.898           $9.301
  Accumulation Unit Value at end
   of period                         $11.945          $12.303          $10.898
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.343          $11.128           $9.497
  Accumulation Unit Value at end
   of period                         $11.938          $11.343          $11.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.302          $11.110           $9.494
  Accumulation Unit Value at end
   of period                         $11.871          $11.302          $11.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.281          $11.100           $9.492
  Accumulation Unit Value at end
   of period                         $11.837          $11.281          $11.100
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $11.240          $11.082           $9.489
  Accumulation Unit Value at end
   of period                         $11.770          $11.240          $11.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.240          $11.082           $9.489
  Accumulation Unit Value at end
   of period                         $11.770          $11.240          $11.082
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.501          $10.362                -
  Accumulation Unit Value at end
   of period                         $16.912          $13.501                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.600           $5.836          $11.670
  Accumulation Unit Value at end
   of period                          $9.516           $7.600           $5.836
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.509           $5.780                -
  Accumulation Unit Value at end
   of period                          $9.378           $7.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               33                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.975          $12.954          $18.865
  Accumulation Unit Value at end
   of period                         $22.338          $19.975          $12.954
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        307              329              416
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $19.783          $12.855          $18.758
  Accumulation Unit Value at end
   of period                         $22.079          $19.783          $12.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $19.687          $12.806          $18.705
  Accumulation Unit Value at end
   of period                         $21.950          $19.687          $12.806
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               27               33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $19.340          $12.605          $18.449
  Accumulation Unit Value at end
   of period                         $21.520          $19.340          $12.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               47               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $19.340          $12.605          $18.449
  Accumulation Unit Value at end
   of period                         $21.520          $19.340          $12.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               47               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.986          $10.445                -
  Accumulation Unit Value at end
   of period                         $17.744          $15.986                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.922          $12.370          $18.159
  Accumulation Unit Value at end
   of period                         $20.991          $18.922          $12.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                9               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.636           $9.592                -
  Accumulation Unit Value at end
   of period                         $16.196          $14.636                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        153              159                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.215          $10.447                -
  Accumulation Unit Value at end
   of period                         $14.769          $13.215                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        532              569                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.186          $10.445                -
  Accumulation Unit Value at end
   of period                         $14.708          $13.186                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               18                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.178          $11.054           $9.484
  Accumulation Unit Value at end
   of period                         $11.670          $11.178          $11.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.253          $17.302          $16.932
  Accumulation Unit Value at end
   of period                         $18.865          $18.253          $17.302
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        381              103               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $18.186          $17.273          $16.926
  Accumulation Unit Value at end
   of period                         $18.758          $18.186          $17.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                9                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.153          $17.258          $16.923
  Accumulation Unit Value at end
   of period                         $18.705          $18.153          $17.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               10                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $17.940          $17.090          $16.781
  Accumulation Unit Value at end
   of period                         $18.449          $17.940          $17.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         60               24                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.940          $17.090          $16.781
  Accumulation Unit Value at end
   of period                         $18.449          $17.940          $17.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         60               24                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.711          $16.922          $16.649
  Accumulation Unit Value at end
   of period                         $18.159          $17.711          $16.922
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

34

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.171          $10.444                -
  Accumulation Unit Value at end
   of period                         $14.677          $13.171                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               36                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.142          $10.442                -
  Accumulation Unit Value at end
   of period                         $14.615          $13.142                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78              107                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.142          $10.442                -
  Accumulation Unit Value at end
   of period                         $14.615          $13.142                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78              107                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.106          $10.439                -
  Accumulation Unit Value at end
   of period                         $14.539          $13.106                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.099          $10.439                -
  Accumulation Unit Value at end
   of period                         $14.524          $13.099                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.063          $10.436                -
  Accumulation Unit Value at end
   of period                         $14.448          $13.063                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               34                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.148           $8.138          $13.833
  Accumulation Unit Value at end
   of period                         $11.162          $10.148           $8.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        127              146              185
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $10.050           $8.076          $13.754
  Accumulation Unit Value at end
   of period                         $11.033          $10.050           $8.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               25               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.001           $8.045          $13.715
  Accumulation Unit Value at end
   of period                         $10.968          $10.001           $8.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               13               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                $9.825           $7.919          $13.528
  Accumulation Unit Value at end
   of period                         $10.753           $9.825           $7.919
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               71               82
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.825           $7.919          $13.528
  Accumulation Unit Value at end
   of period                         $10.753           $9.825           $7.919
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               71               82
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.806          $10.348                -
  Accumulation Unit Value at end
   of period                         $13.982          $12.806                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.612           $7.771          $13.314
  Accumulation Unit Value at end
   of period                         $10.489           $9.612           $7.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.805          $12.428          $11.853
  Accumulation Unit Value at end
   of period                         $13.833          $13.805          $12.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        208              171               69
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.755          $12.407          $11.849
  Accumulation Unit Value at end
   of period                         $13.754          $13.755          $12.407
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               29               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.729          $12.396          $11.847
  Accumulation Unit Value at end
   of period                         $13.715          $13.729          $12.396
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               16                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $13.568          $12.276          $11.747
  Accumulation Unit Value at end
   of period                         $13.528          $13.568          $12.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98               91               68
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.568          $12.276          $11.747
  Accumulation Unit Value at end
   of period                         $13.528          $13.568          $12.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98               91               68
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.395          $12.155          $11.655
  Accumulation Unit Value at end
   of period                         $13.314          $13.395          $12.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                7                5

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.036           $8.134                -
  Accumulation Unit Value at end
   of period                         $10.924          $10.036                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               46                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $34.165          $25.459          $38.469
  Accumulation Unit Value at end
   of period                         $38.890          $34.165          $25.459
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               41               43
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $33.835          $25.264          $38.252
  Accumulation Unit Value at end
   of period                         $38.439          $33.835          $25.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $33.672          $25.167          $38.143
  Accumulation Unit Value at end
   of period                         $38.215          $33.672          $25.167
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $33.078          $24.773          $37.621
  Accumulation Unit Value at end
   of period                         $37.466          $33.078          $24.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $33.078          $24.773          $37.621
  Accumulation Unit Value at end
   of period                         $37.466          $33.078          $24.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.926          $10.456                -
  Accumulation Unit Value at end
   of period                         $15.734          $13.926                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $32.362          $24.309          $37.028
  Accumulation Unit Value at end
   of period                         $36.546          $32.362          $24.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.675           $7.286                -
  Accumulation Unit Value at end
   of period                         $10.898           $9.675                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         72               62                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $43.660          $33.886          $55.693
  Accumulation Unit Value at end
   of period                         $49.564          $43.660          $33.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               12               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $43.239          $33.627          $55.378
  Accumulation Unit Value at end
   of period                         $48.989          $43.239          $33.627
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $43.030          $33.498          $55.221
  Accumulation Unit Value at end
   of period                         $48.703          $43.030          $33.498
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $42.271          $32.973          $54.465
  Accumulation Unit Value at end
   of period                         $47.749          $42.271          $32.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $37.652          $33.614          $31.404
  Accumulation Unit Value at end
   of period                         $38.469          $37.652          $33.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               29               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $37.514          $33.558          $31.393
  Accumulation Unit Value at end
   of period                         $38.252          $37.514          $33.558
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $37.445          $33.529          $31.388
  Accumulation Unit Value at end
   of period                         $38.143          $37.445          $33.529
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                4                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $37.006          $33.203          $31.124
  Accumulation Unit Value at end
   of period                         $37.621          $37.006          $33.203
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $37.006          $33.203          $31.124
  Accumulation Unit Value at end
   of period                         $37.621          $37.006          $33.203
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $36.533          $32.876          $30.879
  Accumulation Unit Value at end
   of period                         $37.028          $36.533          $32.876
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $59.719          $51.909          $48.011
  Accumulation Unit Value at end
   of period                         $55.693          $59.719          $51.909
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               15                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $59.500          $51.822          $47.995
  Accumulation Unit Value at end
   of period                         $55.378          $59.500          $51.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $59.390          $51.779          $47.986
  Accumulation Unit Value at end
   of period                         $55.221          $59.390          $51.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $58.694          $51.274          $47.582
  Accumulation Unit Value at end
   of period                         $54.465          $58.694          $51.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1

36

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $42.271          $32.973          $54.465
  Accumulation Unit Value at end
   of period                         $47.749          $42.271          $32.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.124          $10.263                -
  Accumulation Unit Value at end
   of period                         $14.788          $13.124                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $41.356          $32.356          $53.606
  Accumulation Unit Value at end
   of period                         $46.575          $41.356          $32.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.941           $7.797                -
  Accumulation Unit Value at end
   of period                         $11.168           $9.941                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               20                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.351          $14.835          $26.667
  Accumulation Unit Value at end
   of period                         $20.040          $18.351          $14.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        100              107              146
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $18.174          $14.721          $26.516
  Accumulation Unit Value at end
   of period                         $19.807          $18.174          $14.721
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.086          $14.665          $26.441
  Accumulation Unit Value at end
   of period                         $19.692          $18.086          $14.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               14               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $17.767          $14.435          $26.079
  Accumulation Unit Value at end
   of period                         $19.306          $17.767          $14.435
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                8               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.767          $14.435          $26.079
  Accumulation Unit Value at end
   of period                         $19.306          $17.767          $14.435
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                8               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.132          $10.695                -
  Accumulation Unit Value at end
   of period                         $14.233          $13.132                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.382          $14.165          $25.668
  Accumulation Unit Value at end
   of period                         $18.831          $17.382          $14.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.407           $6.051                -
  Accumulation Unit Value at end
   of period                          $8.004           $7.407                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        505              602                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.557           $5.235           $9.771
  Accumulation Unit Value at end
   of period                          $6.971           $6.557           $5.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               16               46

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $58.694          $51.274          $47.582
  Accumulation Unit Value at end
   of period                         $54.465          $58.694          $51.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $57.943          $50.770          $47.208
  Accumulation Unit Value at end
   of period                         $53.606          $57.943          $50.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $24.793          $19.558          $17.057
  Accumulation Unit Value at end
   of period                         $26.667          $24.793          $19.558
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        153               63               19
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $24.702          $19.526          $17.051
  Accumulation Unit Value at end
   of period                         $26.516          $24.702          $19.526
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $24.657          $19.509          $17.048
  Accumulation Unit Value at end
   of period                         $26.441          $24.657          $19.509
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               11                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $24.368          $19.319          $16.905
  Accumulation Unit Value at end
   of period                         $26.079          $24.368          $19.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               13                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $24.368          $19.319          $16.905
  Accumulation Unit Value at end
   of period                         $26.079          $24.368          $19.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               13                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $24.056          $19.129          $16.772
  Accumulation Unit Value at end
   of period                         $25.668          $24.056          $19.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.876                -                -
  Accumulation Unit Value at end
   of period                          $9.771                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                -                -

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $6.527           $5.222           $9.766
  Accumulation Unit Value
   at end of period              $6.926           $6.527           $5.222
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $6.512           $5.215           $9.763
  Accumulation Unit Value
   at end of period              $6.903           $6.512           $5.215
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $6.482           $5.202           $9.758
  Accumulation Unit Value
   at end of period              $6.858           $6.482           $5.202
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                5                6
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $6.482           $5.202           $9.758
  Accumulation Unit Value
   at end of period              $6.858           $6.482           $5.202
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                5                6
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.368          $10.754                -
  Accumulation Unit Value
   at end of period             $14.107          $13.368                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $6.438           $5.182           $9.750
  Accumulation Unit Value
   at end of period              $6.791           $6.438           $5.182
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $6.401           $5.165                -
  Accumulation Unit Value
   at end of period              $6.735           $6.401                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                5                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.238           $6.344          $10.574
  Accumulation Unit Value
   at end of period              $9.315           $8.238           $6.344
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          66               69               97
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $8.159           $6.296          $10.514
  Accumulation Unit Value
   at end of period              $9.206           $8.159           $6.296
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $8.119           $6.272          $10.484
  Accumulation Unit Value
   at end of period              $9.153           $8.119           $6.272
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          13               11               13
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $7.976           $6.173          $10.341
  Accumulation Unit Value
   at end of period              $8.973           $7.976           $6.173
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                8               10
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $7.976           $6.173          $10.341
  Accumulation Unit Value
   at end of period              $8.973           $7.976           $6.173
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                8               10
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.133          $10.191                -
  Accumulation Unit Value
   at end of period             $14.739          $13.133                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $9.873                -                -
  Accumulation Unit Value
   at end of period              $9.766                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.872                -                -
  Accumulation Unit Value
   at end of period              $9.763                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period        $9.869                -                -
  Accumulation Unit Value
   at end of period              $9.758                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.869                -                -
  Accumulation Unit Value
   at end of period              $9.758                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.865                -                -
  Accumulation Unit Value
   at end of period              $9.750                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.234           $9.934           $8.759
  Accumulation Unit Value
   at end of period             $10.574          $11.234           $9.934
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         107               67               17
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $11.193           $9.918           $8.756
  Accumulation Unit Value
   at end of period             $10.514          $11.193           $9.918
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $11.172           $9.909           $8.755
  Accumulation Unit Value
   at end of period             $10.484          $11.172           $9.909
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          12                5                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $11.041           $9.813           $8.681
  Accumulation Unit Value
   at end of period             $10.341          $11.041           $9.813
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15               13                1
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $11.041           $9.813           $8.681
  Accumulation Unit Value
   at end of period             $10.341          $11.041           $9.813
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15               13                1
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

38

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $7.803           $6.058          $10.178
  Accumulation Unit Value
   at end of period              $8.753           $7.803           $6.058
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $5.336           $4.153                -
  Accumulation Unit Value
   at end of period              $5.970           $5.336                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         194              212                -
PUTNAM VT MULTI-CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.734                -                -
  Accumulation Unit Value
   at end of period             $12.414                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          17                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.733                -                -
  Accumulation Unit Value
   at end of period             $12.406                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.732                -                -
  Accumulation Unit Value
   at end of period             $12.402                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $10.730                -                -
  Accumulation Unit Value
   at end of period             $12.393                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.730                -                -
  Accumulation Unit Value
   at end of period             $12.393                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.728                -                -
  Accumulation Unit Value
   at end of period             $12.382                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.728                -                -
  Accumulation Unit Value
   at end of period             $12.380                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.726                -                -
  Accumulation Unit Value
   at end of period             $12.369                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22                -                -
PUTNAM VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $18.420          $14.109          $23.443
  Accumulation Unit Value
   at end of period             $23.032          $18.420          $14.109
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          77               87              100
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $18.242          $14.001          $23.310
  Accumulation Unit Value
   at end of period             $22.765          $18.242          $14.001
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                9                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $18.154          $13.948          $23.244
  Accumulation Unit Value
   at end of period             $22.632          $18.154          $13.948
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           8               10               12

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.900           $9.716           $8.613
  Accumulation Unit Value
   at end of period             $10.178          $10.900           $9.716
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
PUTNAM VT MULTI-CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (b)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
PUTNAM VT SMALL CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $27.062          $23.245          $20.274
  Accumulation Unit Value
   at end of period             $23.443          $27.062          $23.245
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         108               82               33
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $26.962          $23.206          $20.267
  Accumulation Unit Value
   at end of period             $23.310          $26.962          $23.206
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11               11                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $26.913          $23.187          $20.264
  Accumulation Unit Value
   at end of period             $23.244          $26.913          $23.187
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15               15                3

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $17.834          $13.729          $22.926
  Accumulation Unit Value
   at end of period             $22.189          $17.834          $13.729
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21               22               26
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $17.834          $13.729          $22.926
  Accumulation Unit Value
   at end of period             $22.189          $17.834          $13.729
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21               22               26
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.883          $10.714                -
  Accumulation Unit Value
   at end of period             $17.230          $13.883                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $17.448          $13.472          $22.565
  Accumulation Unit Value
   at end of period             $21.643          $17.448          $13.472
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                4                5
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.027          $12.406                -
  Accumulation Unit Value
   at end of period             $19.832          $16.027                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         145              183                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $59.287          $36.446          $58.316
  Accumulation Unit Value
   at end of period             $71.083          $59.287          $36.446
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                1                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $58.716          $36.167          $57.986
  Accumulation Unit Value
   at end of period             $70.258          $58.716          $36.167
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $58.433          $36.028          $57.822
  Accumulation Unit Value
   at end of period             $69.849          $58.433          $36.028
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $57.402          $35.464          $57.030
  Accumulation Unit Value
   at end of period             $68.480          $57.402          $35.464
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                2                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $57.402          $35.464          $57.030
  Accumulation Unit Value
   at end of period             $68.480          $57.402          $35.464
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                2                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.972          $10.512                -
  Accumulation Unit Value
   at end of period             $20.197          $16.972                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $56.159          $34.800          $56.131
  Accumulation Unit Value
   at end of period             $66.797          $56.159          $34.800
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $5.632           $3.498                -
  Accumulation Unit Value
   at end of period              $6.682           $5.632                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          99              132                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $26.598          $22.961          $20.093
  Accumulation Unit Value
   at end of period             $22.926          $26.598          $22.961
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          35               37               21
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $26.598          $22.961          $20.093
  Accumulation Unit Value
   at end of period             $22.926          $26.598          $22.961
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          35               37               21
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $26.257          $22.735          $19.936
  Accumulation Unit Value
   at end of period             $22.565          $26.257          $22.735
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                5                4
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $55.681          $53.208          $46.938
  Accumulation Unit Value
   at end of period             $58.316          $55.681          $53.208
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $55.477          $53.119          $46.921
  Accumulation Unit Value
   at end of period             $57.986          $55.477          $53.119
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $55.375          $53.075          $46.913
  Accumulation Unit Value
   at end of period             $57.822          $55.375          $53.075
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value
   at beginning of period       $54.726          $52.558          $46.518
  Accumulation Unit Value
   at end of period             $57.030          $54.726          $52.558
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $54.726          $52.558          $46.518
  Accumulation Unit Value
   at end of period             $57.030          $54.726          $52.558
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $54.026          $52.041          $46.153
  Accumulation Unit Value
   at end of period             $56.131          $54.026          $52.041
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

40

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.702           $9.891          $23.038
  Accumulation Unit Value at end
   of period                         $19.717          $16.702           $9.891
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89               88               69
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.541           $9.816          $22.908
  Accumulation Unit Value at end
   of period                         $19.489          $16.541           $9.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.461           $9.778          $22.843
  Accumulation Unit Value at end
   of period                         $19.375          $16.461           $9.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               11               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.303           $9.703          $22.714
  Accumulation Unit Value at end
   of period                         $19.150          $16.303           $9.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87              100               81
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.303           $9.703          $22.714
  Accumulation Unit Value at end
   of period                         $19.150          $16.303           $9.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87              100               81
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.909          $10.686                -
  Accumulation Unit Value at end
   of period                         $20.985          $17.909                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.068           $9.592          $22.522
  Accumulation Unit Value at end
   of period                         $18.818          $16.068           $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               13               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.875           $9.501                -
  Accumulation Unit Value at end
   of period                         $18.546          $15.875                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        161              193                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.842           $8.222          $15.576
  Accumulation Unit Value at end
   of period                         $16.860          $12.842           $8.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        297              324              339
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.719           $8.159          $15.488
  Accumulation Unit Value at end
   of period                         $16.664          $12.719           $8.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               18               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.657           $8.128          $15.444
  Accumulation Unit Value at end
   of period                         $16.567          $12.657           $8.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               45               47
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.535           $8.066          $15.357
  Accumulation Unit Value at end
   of period                         $16.375          $12.535           $8.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        157              121               57
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.535           $8.066          $15.357
  Accumulation Unit Value at end
   of period                         $16.375          $12.535           $8.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        157              121               57

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.526          $12.138           $9.045
  Accumulation Unit Value at end
   of period                         $23.038          $16.526          $12.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106               43               18
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.465          $12.118           $9.042
  Accumulation Unit Value at end
   of period                         $22.908          $16.465          $12.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.435          $12.108           $9.041
  Accumulation Unit Value at end
   of period                         $22.843          $16.435          $12.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                6                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $16.374          $12.088           $9.038
  Accumulation Unit Value at end
   of period                         $22.714          $16.374          $12.088
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117               52                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.374          $12.088           $9.038
  Accumulation Unit Value at end
   of period                         $22.714          $16.374          $12.088
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117               52                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.285          $12.057           $9.033
  Accumulation Unit Value at end
   of period                         $22.522          $16.285          $12.057
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               12                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.799          $11.816           $9.508
  Accumulation Unit Value at end
   of period                         $15.576          $12.799          $11.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        255              184               76
 WITH THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.752          $11.796           $9.504
  Accumulation Unit Value at end
   of period                         $15.488          $12.752          $11.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               18                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.729          $11.786           $9.503
  Accumulation Unit Value at end
   of period                         $15.444          $12.729          $11.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               36                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at
   beginning of period               $12.682          $11.766           $9.500
  Accumulation Unit Value at end
   of period                         $15.357          $12.682          $11.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               58               24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.682          $11.766           $9.500
  Accumulation Unit Value at end
   of period                         $15.357          $12.682          $11.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               58               24

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.951          $10.289                -
  Accumulation Unit Value at end
   of period                         $20.785          $15.951                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.355           $7.973          $15.227
  Accumulation Unit Value at end
   of period                         $16.090          $12.355           $7.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.206           $7.897                -
  Accumulation Unit Value at end
   of period                         $15.857          $12.206                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78               93                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.612          $11.737           $9.495
  Accumulation Unit Value at end
   of period                         $15.227          $12.612          $11.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 30, 2010.



(b) Inception date September 23, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                         --
   Class 1                                       --                         --
   Class II                                      --                         --
   Class 2                                       --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Other                                  8,017,890                 14,580,209
                                      =============             ==============
  Cost:
   Class I                                       --                         --
   Class 1                                       --                         --
   Class II                                      --                         --
   Class 2                                       --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Other                                $98,191,697               $313,228,437
                                      =============             ==============
  Market Value:
   Class I                                       --                         --
   Class 1                                       --                         --
   Class II                                      --                         --
   Class 2                                       --                         --
   Class X                                       --                         --
   Class Y                                       --                         --
   Other                                $91,243,587               $215,349,688
 Due from Hartford Life and
  Annuity Insurance Company                      --                         --
 Receivable from fund shares
  sold                                      102,019                     88,925
 Other assets                                    --                         --
                                      -------------             --------------
 Total Assets                            91,345,606                215,438,613
                                      -------------             --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 102,019                     88,925
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                                1                          2
                                      -------------             --------------
 Total Liabilities                          102,020                     88,927
                                      -------------             --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $91,243,586               $215,349,686
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                         --                        --
   Class 1                                      --                         --                        --
   Class II                                     --                         --                        --
   Class 2                                      --                         --                        --
   Class X                                      --                         --                        --
   Class Y                                      --                         --                        --
   Other                                 2,316,695                 11,428,771                   972,043
                                     =============             ==============             =============
  Cost:
   Class I                                      --                         --                        --
   Class 1                                      --                         --                        --
   Class II                                     --                         --                        --
   Class 2                                      --                         --                        --
   Class X                                      --                         --                        --
   Class Y                                      --                         --                        --
   Other                               $40,542,795               $155,183,634               $19,563,840
                                     =============             ==============             =============
  Market Value:
   Class I                                      --                         --                        --
   Class 1                                      --                         --                        --
   Class II                                     --                         --                        --
   Class 2                                      --                         --                        --
   Class X                                      --                         --                        --
   Class Y                                      --                         --                        --
   Other                               $39,082,647               $111,430,517               $17,730,067
 Due from Hartford Life and
  Annuity Insurance Company                 59,609                         --                        --
 Receivable from fund shares
  sold                                          --                     39,225                       372
 Other assets                                   --                          5                         2
                                     -------------             --------------             -------------
 Total Assets                           39,142,256                111,469,747                17,730,441
                                     -------------             --------------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                     39,225                       372
 Payable for fund shares
  purchased                                 59,609                         --                        --
 Other liabilities                              --                         --                        --
                                     -------------             --------------             -------------
 Total Liabilities                          59,609                     39,225                       372
                                     -------------             --------------             -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $39,082,647               $111,430,522               $17,730,069
                                     =============             ==============             =============

                                    INVESCO V.I.           AMERICAN FUNDS
                                   INTERNATIONAL               GLOBAL                AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND              GROWTH FUND
                                  SUB-ACCOUNT (1)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --                2,464,779                 5,001,784
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                                  36,817                       --                        --
                                    ============            =============            ==============
  Cost:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --              $39,102,693              $232,827,818
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                                $809,703                       --                        --
                                    ============            =============            ==============
  Market Value:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --              $52,943,447              $271,796,949
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                              $1,043,769                       --                        --
 Due from Hartford Life and
  Annuity Insurance Company                   --                       --                        --
 Receivable from fund shares
  sold                                        42                    2,340                   136,537
 Other assets                                 --                       --                     8,161
                                    ------------            -------------            --------------
 Total Assets                          1,043,811               52,945,787               271,941,647
                                    ------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   42                    2,340                   136,537
 Payable for fund shares
  purchased                                   --                       --                        --
 Other liabilities                            --                       --                        --
                                    ------------            -------------            --------------
 Total Liabilities                            42                    2,340                   136,537
                                    ------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,043,769              $52,943,447              $271,805,110
                                    ============            =============            ==============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   GROWTH-INCOME FUND        INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                                6,820,819                 5,914,245
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Cost:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                             $220,481,750               $85,885,988
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Market Value:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                             $233,613,062              $106,338,118
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
 Due from Hartford Life and
  Annuity Insurance Company                      --                        --
 Receivable from fund shares
  sold                                      150,133                     8,211
 Other assets                                    --                     8,566
                                     --------------            --------------
 Total Assets                           233,763,195               106,354,895
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 150,133                     8,211
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                5                        --
                                     --------------            --------------
 Total Liabilities                          150,138                     8,211
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $233,613,057              $106,346,684
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT
                                    GLOBAL SMALL                OMEGA            FIDELITY VIP
                                 CAPITALIZATION FUND         GROWTH FUND        EQUITY-INCOME
                                     SUB-ACCOUNT          SUB-ACCOUNT (2)(3)     SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                   --
   Class 1                                     --                      --                   --
   Class II                                    --                      --                   --
   Class 2                              1,644,155                 138,863                   --
   Class X                                     --                      --                   --
   Class Y                                     --                      --                   --
   Other                                       --                      --            5,911,941
                                    =============            ============       ==============
  Cost:
   Class I                                     --                      --                   --
   Class 1                                     --                      --                   --
   Class II                                    --                      --                   --
   Class 2                            $23,815,289              $2,626,234                   --
   Class X                                     --                      --                   --
   Class Y                                     --                      --                   --
   Other                                       --                      --         $149,126,241
                                    =============            ============       ==============
  Market Value:
   Class I                                     --                      --                   --
   Class 1                                     --                      --                   --
   Class II                                    --                      --                   --
   Class 2                            $35,102,714              $3,332,714                   --
   Class X                                     --                      --                   --
   Class Y                                     --                      --                   --
   Other                                       --                      --         $110,848,897
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                   --
 Receivable from fund shares
  sold                                     18,793                     146               37,799
 Other assets                                  --                      --                    1
                                    -------------            ------------       --------------
 Total Assets                          35,121,507               3,332,860          110,886,697
                                    -------------            ------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                18,793                     146               37,799
 Payable for fund shares
  purchased                                    --                      --                   --
 Other liabilities                             --                      --                   --
                                    -------------            ------------       --------------
 Total Liabilities                         18,793                     146               37,799
                                    -------------            ------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $35,102,714              $3,332,714         $110,848,898
                                    =============            ============       ==============


                                FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                   GROWTH         CONTRAFUND         MID CAP
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --               --
   Class 1                                  --               --               --
   Class II                                 --               --               --
   Class 2                                  --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Other                             1,095,895       22,028,809        4,810,016
                               ===============  ===============  ===============
  Cost:
   Class I                                  --               --               --
   Class 1                                  --               --               --
   Class II                                 --               --               --
   Class 2                                  --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Other                           $37,490,821     $686,418,282     $156,682,893
                               ===============  ===============  ===============
  Market Value:
   Class I                                  --               --               --
   Class 1                                  --               --               --
   Class II                                 --               --               --
   Class 2                                  --               --               --
   Class X                                  --               --               --
   Class Y                                  --               --               --
   Other                           $40,241,265     $517,456,717     $154,545,823
 Due from Hartford Life and
  Annuity Insurance Company                 --               --               --
 Receivable from fund shares
  sold                                   5,628           56,275          356,970
 Other assets                               --                4               --
                               ---------------  ---------------  ---------------
 Total Assets                       40,246,893      517,512,996      154,902,793
                               ---------------  ---------------  ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              5,628           56,275          356,970
 Payable for fund shares
  purchased                                 --               --               --
 Other liabilities                          --               --                1
                               ---------------  ---------------  ---------------
 Total Liabilities                       5,628           56,275          356,971
                               ---------------  ---------------  ---------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $40,241,265     $517,456,721     $154,545,822
                               ===============  ===============  ===============

(2)  Funded July 16, 2010.

(3) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                    FIDELITY VIP
                                FIDELITY VIP      DYNAMIC CAPITAL
                                    VALUE           APPRECIATION
                                 STRATEGIES          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --
   Class 1                                 --                 --
   Class II                                --                 --
   Class 2                                 --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Other                            1,722,171            277,076
                                =============       ============
  Cost:
   Class I                                 --                 --
   Class 1                                 --                 --
   Class II                                --                 --
   Class 2                                 --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Other                          $19,533,852         $2,129,276
                                =============       ============
  Market Value:
   Class I                                 --                 --
   Class 1                                 --                 --
   Class II                                --                 --
   Class 2                                 --                 --
   Class X                                 --                 --
   Class Y                                 --                 --
   Other                          $16,860,050         $2,302,501
 Due from Hartford Life and
  Annuity Insurance Company            23,559                 --
 Receivable from fund shares
  sold                                     --                150
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      16,883,609          2,302,651
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                151
 Payable for fund shares
  purchased                            23,559                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                     23,559                151
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $16,860,050         $2,302,500
                                =============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                    --
   Class 1                                    --                       --                    --
   Class II                                   --                       --                    --
   Class 2                                    --                1,549,015                    --
   Class X                                    --                       --                    --
   Class Y                                    --                       --                    --
   Other                                 268,453                       --                41,793
                                    ============            =============            ==========
  Cost:
   Class I                                    --                       --                    --
   Class 1                                    --                       --                    --
   Class II                                   --                       --                    --
   Class 2                                    --              $27,116,057                    --
   Class X                                    --                       --                    --
   Class Y                                    --                       --                    --
   Other                              $3,370,895                       --              $472,889
                                    ============            =============            ==========
  Market Value:
   Class I                                    --                       --                    --
   Class 1                                    --                       --                    --
   Class II                                   --                       --                    --
   Class 2                                    --              $33,350,302                    --
   Class X                                    --                       --                    --
   Class Y                                    --                       --                    --
   Other                              $4,037,529                       --              $687,077
 Due from Hartford Life and
  Annuity Insurance Company                   --                   32,029                    --
 Receivable from fund shares
  sold                                       117                       --                    27
 Other assets                                 --                       --                    --
                                    ------------            -------------            ----------
 Total Assets                          4,037,646               33,382,331               687,104
                                    ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  117                       --                    27
 Payable for fund shares
  purchased                                   --                   32,029                    --
 Other liabilities                            --                       --                    --
                                    ------------            -------------            ----------
 Total Liabilities                           117                   32,029                    27
                                    ------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,037,529              $33,350,302              $687,077
                                    ============            =============            ==========

                                       FRANKLIN                                          TEMPLETON
                                      STRATEGIC                 FRANKLIN                DEVELOPING
                                        INCOME                MUTUAL SHARES               MARKETS
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --                       --
   Class 1                               8,468,997                       --                2,361,704
   Class II                                     --                       --                       --
   Class 2                                      --                5,320,677                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                  168,483                       --
                                    ==============            =============            =============
  Cost:
   Class I                                      --                       --                       --
   Class 1                             $98,945,341                       --              $19,580,103
   Class II                                     --                       --                       --
   Class 2                                      --              $76,673,056                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                2,246,449                       --
                                    ==============            =============            =============
  Market Value:
   Class I                                      --                       --                       --
   Class 1                            $110,012,271                       --              $26,923,425
   Class II                                     --                       --                       --
   Class 2                                      --              $84,864,805                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                2,699,101                       --
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --                       --
 Receivable from fund shares
  sold                                     294,795                   20,919                  114,944
 Other assets                                   --                       --                       --
                                    --------------            -------------            -------------
 Total Assets                          110,307,066               87,584,825               27,038,369
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                294,795                   20,919                  114,944
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                               1                        1                       --
                                    --------------            -------------            -------------
 Total Liabilities                         294,796                   20,920                  114,944
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $110,012,270              $87,563,905              $26,923,425
                                    ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                MUTUAL
                                        GROWTH             GLOBAL DISCOVERY
                                    SECURITIES FUND        SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                               2,535,137                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                    88,561                17,525
                                     =============            ==========
  Cost:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                             $28,471,636                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                   855,756              $288,137
                                     =============            ==========
  Market Value:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                             $27,911,864                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                   983,908              $368,200
 Due from Hartford Life and
  Annuity Insurance Company                     --                    --
 Receivable from fund shares
  sold                                      41,260                    11
 Other assets                                    1                    --
                                     -------------            ----------
 Total Assets                           28,937,033               368,211
                                     -------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 41,260                    11
 Payable for fund shares
  purchased                                     --                    --
 Other liabilities                              --                    --
                                     -------------            ----------
 Total Liabilities                          41,260                    11
                                     -------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $28,895,773              $368,200
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD              TOTAL
                                    GLOBAL BOND               ADVISERS           RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (4)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                                  72,540                2,759,262           61,758,790
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $1,241,751              $60,770,876         $700,688,807
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class II                                   --                       --                   --
   Class 2                                    --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Other                              $1,434,842              $53,314,437         $672,918,464
 Due from Hartford Life and
  Annuity Insurance Company                   --                       --                   --
 Receivable from fund shares
  sold                                        44                   37,775            1,211,028
 Other assets                                 --                        9                   --
                                    ------------            -------------       --------------
 Total Assets                          1,434,886               53,352,221          674,129,492
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   44                   37,775            1,211,028
 Payable for fund shares
  purchased                                   --                       --                   --
 Other liabilities                            --                       --                   52
                                    ------------            -------------       --------------
 Total Liabilities                            44                   37,775            1,211,080
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,434,842              $53,314,446         $672,918,412
                                    ============            =============       ==============

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND            HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND            HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT (5)
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                            2,716,033      24,504,876            161,982
                               ==============  ==============       ============
  Cost:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                          $80,884,282    $552,456,932         $1,251,976
                               ==============  ==============       ============
  Market Value:
   Class I                                 --              --                 --
   Class 1                                 --              --                 --
   Class II                                --              --                 --
   Class 2                                 --              --                 --
   Class X                                 --              --                 --
   Class Y                                 --              --                 --
   Other                         $115,050,038    $477,826,920         $1,610,609
 Due from Hartford Life and
  Annuity Insurance Company                --              --                 --
 Receivable from fund shares
  sold                                140,668          95,845                170
 Other assets                              --              85                 --
                               --------------  --------------       ------------
 Total Assets                     115,190,706     477,922,850          1,610,779
                               --------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           140,668          95,845                170
 Payable for fund shares
  purchased                                --              --                 --
 Other liabilities                          1              --                 --
                               --------------  --------------       ------------
 Total Liabilities                    140,669          95,845                170
                               --------------  --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $115,050,037    $477,827,005         $1,610,609
                               ==============  ==============       ============

(4) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(5)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH           EQUITY
                                       HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                   --
   Class 1                                      --                   --
   Class II                                     --                   --
   Class 2                                      --                   --
   Class X                                      --                   --
   Class Y                                      --                   --
   Other                                   841,021           27,979,513
                                     =============       ==============
  Cost:
   Class I                                      --                   --
   Class 1                                      --                   --
   Class II                                     --                   --
   Class 2                                      --                   --
   Class X                                      --                   --
   Class Y                                      --                   --
   Other                               $16,640,768         $362,395,026
                                     =============       ==============
  Market Value:
   Class I                                      --                   --
   Class 1                                      --                   --
   Class II                                     --                   --
   Class 2                                      --                   --
   Class X                                      --                   --
   Class Y                                      --                   --
   Other                               $13,138,329         $329,992,888
 Due from Hartford Life and
  Annuity Insurance Company                     --                   --
 Receivable from fund shares
  sold                                         934              137,283
 Other assets                                   --                   --
                                     -------------       --------------
 Total Assets                           13,139,263          330,130,171
                                     -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    934              137,283
 Payable for fund shares
  purchased                                     --                   --
 Other liabilities                              --                   87
                                     -------------       --------------
 Total Liabilities                             934              137,370
                                     -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $13,138,329         $329,992,801
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH        HARTFORD
                                       GROWTH           OPPORTUNITIES    HIGH YIELD
                                      HLS FUND             HLS FUND       HLS FUND
                                   SUB-ACCOUNT (6)       SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                   --             --
   Class 1                                     --                   --             --
   Class II                                    --                   --             --
   Class 2                                     --                   --             --
   Class X                                     --                   --             --
   Class Y                                     --                   --             --
   Other                                3,332,582            4,500,933      9,730,863
                                    =============       ==============  =============
  Cost:
   Class I                                     --                   --             --
   Class 1                                     --                   --             --
   Class II                                    --                   --             --
   Class 2                                     --                   --             --
   Class X                                     --                   --             --
   Class Y                                     --                   --             --
   Other                              $40,044,033         $142,612,088    $81,091,799
                                    =============       ==============  =============
  Market Value:
   Class I                                     --                   --             --
   Class 1                                     --                   --             --
   Class II                                    --                   --             --
   Class 2                                     --                   --             --
   Class X                                     --                   --             --
   Class Y                                     --                   --             --
   Other                              $40,045,799         $116,403,120    $89,083,233
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --        437,653
 Receivable from fund shares
  sold                                     13,837               38,831             --
 Other assets                                  --                    9             --
                                    -------------       --------------  -------------
 Total Assets                          40,059,636          116,441,960     89,520,886
                                    -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                13,837               38,831             --
 Payable for fund shares
  purchased                                    --                   --        437,653
 Other liabilities                              4                   --              4
                                    -------------       --------------  -------------
 Total Liabilities                         13,841               38,831        437,657
                                    -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $40,045,795         $116,403,129    $89,083,229
                                    =============       ==============  =============

                                                      HARTFORD                 HARTFORD
                                 HARTFORD          INTERNATIONAL             SMALL/MID CAP
                                   INDEX           OPPORTUNITIES                EQUITY
                                 HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (7)(8)         SUB-ACCOUNT (9)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --                       --
   Class 1                                --                   --                       --
   Class II                               --                   --                       --
   Class 2                                --                   --                       --
   Class X                                --                   --                       --
   Class Y                                --                   --                       --
   Other                             842,857           16,893,327                1,469,262
                               =============       ==============            =============
  Cost:
   Class I                                --                   --                       --
   Class 1                                --                   --                       --
   Class II                               --                   --                       --
   Class 2                                --                   --                       --
   Class X                                --                   --                       --
   Class Y                                --                   --                       --
   Other                         $25,184,942         $230,880,021              $10,880,377
                               =============       ==============            =============
  Market Value:
   Class I                                --                   --                       --
   Class 1                                --                   --                       --
   Class II                               --                   --                       --
   Class 2                                --                   --                       --
   Class X                                --                   --                       --
   Class Y                                --                   --                       --
   Other                         $22,082,685         $210,519,075              $14,471,224
 Due from Hartford Life and
  Annuity Insurance Company               --                   --                   22,881
 Receivable from fund shares
  sold                                 2,983               75,942                       --
 Other assets                             --                   --                       --
                               -------------       --------------            -------------
 Total Assets                     22,085,668          210,595,017               14,494,105
                               -------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            2,983               75,942                       --
 Payable for fund shares
  purchased                               --                   --                   22,881
 Other liabilities                         5                   25                       --
                               -------------       --------------            -------------
 Total Liabilities                     2,988               75,967                   22,881
                               -------------       --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $22,082,680         $210,519,050              $14,471,224
                               =============       ==============            =============

(6) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(7) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(8) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(9)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD             HARTFORD
                                      MIDCAP VALUE         MONEY MARKET
                                        HLS FUND             HLS FUND
                                  SUB-ACCOUNT (10)(11)     SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                                      --                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                   738,218           173,057,290
                                      ============        ==============
  Cost:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                                      --                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                $6,561,498          $173,057,291
                                      ============        ==============
  Market Value:
   Class I                                      --                    --
   Class 1                                      --                    --
   Class II                                     --                    --
   Class 2                                      --                    --
   Class X                                      --                    --
   Class Y                                      --                    --
   Other                                $7,620,277          $173,057,290
 Due from Hartford Life and
  Annuity Insurance Company                     --                    --
 Receivable from fund shares
  sold                                      17,982               130,474
 Other assets                                   --                    --
                                      ------------        --------------
 Total Assets                            7,638,259           173,187,764
                                      ------------        --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 17,982               130,474
 Payable for fund shares
  purchased                                     --                    --
 Other liabilities                              --                    37
                                      ------------        --------------
 Total Liabilities                          17,982               130,511
                                      ------------        --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $7,620,277          $173,057,253
                                      ============        ==============

(10) Funded June 24, 2010.

(11) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                                3,525,573                2,111,833             901,429
                                    =============            =============       =============
  Cost:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                              $67,011,610              $44,572,909         $44,235,086
                                    =============            =============       =============
  Market Value:
   Class I                                     --                       --                  --
   Class 1                                     --                       --                  --
   Class II                                    --                       --                  --
   Class 2                                     --                       --                  --
   Class X                                     --                       --                  --
   Class Y                                     --                       --                  --
   Other                              $62,271,412              $45,127,394         $36,944,096
 Due from Hartford Life and
  Annuity Insurance Company                    --                  604,196                  --
 Receivable from fund shares
  sold                                     48,934                       --              16,182
 Other assets                                  --                        1                   4
                                    -------------            -------------       -------------
 Total Assets                          62,320,346               45,731,591          36,960,282
                                    -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                48,934                       --              16,182
 Payable for fund shares
  purchased                                    --                  604,196                  --
 Other liabilities                             10                       --                  --
                                    -------------            -------------       -------------
 Total Liabilities                         48,944                  604,196              16,182
                                    -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $62,271,402              $45,127,395         $36,944,100
                                    =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD              AMERICAN FUNDS
                                      SECURITIES                  VALUE                     BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                      --
   Class 1                                      --                        --                      --
   Class II                                     --                        --                      --
   Class 2                                      --                        --                      --
   Class X                                      --                        --                      --
   Class Y                                      --                        --                      --
   Other                                25,997,552                13,872,663                 605,053
                                    ==============            ==============            ============
  Cost:
   Class I                                      --                        --                      --
   Class 1                                      --                        --                      --
   Class II                                     --                        --                      --
   Class 2                                      --                        --                      --
   Class X                                      --                        --                      --
   Class Y                                      --                        --                      --
   Other                              $286,972,507              $157,447,167              $5,818,256
                                    ==============            ==============            ============
  Market Value:
   Class I                                      --                        --                      --
   Class 1                                      --                        --                      --
   Class II                                     --                        --                      --
   Class 2                                      --                        --                      --
   Class X                                      --                        --                      --
   Class Y                                      --                        --                      --
   Other                              $271,819,484              $149,437,867              $6,177,240
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --                      --
 Receivable from fund shares
  sold                                     134,842                    82,421                     221
 Other assets                                  102                         3                      --
                                    --------------            --------------            ------------
 Total Assets                          271,954,428               149,520,291               6,177,461
                                    --------------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                134,842                    82,421                     221
 Payable for fund shares
  purchased                                     --                        --                      --
 Other liabilities                              --                        --                      --
                                    --------------            --------------            ------------
 Total Liabilities                         134,842                    82,421                     221
                                    --------------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $271,819,586              $149,437,870              $6,177,240
                                    ==============            ==============            ============

(12) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(13) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL SMALL
                                   GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                                 36,276                 113,225
                                     ==========            ============
  Cost:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $279,412                $767,578
                                     ==========            ============
  Market Value:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $353,287              $1,123,409
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                       10                      33
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           353,297               1,123,442
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  10                      33
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           10                      33
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $353,287              $1,123,409
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                                 498,572                 286,829                 385,693
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                              $3,420,265              $2,069,273              $2,854,469
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                              $4,675,047              $2,582,331              $3,456,428
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       165                      77                     120
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          4,675,212               2,582,408               3,456,548
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  165                      77                     120
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           165                      77                     120
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,675,047              $2,582,331              $3,456,428
                                    ============            ============            ============

                                     LORD ABBETT              LORD ABBETT              LORD ABBETT
                                     FUNDAMENTAL           CAPITAL STRUCTURE               BOND
                                  EQUITY PORTFOLIO             PORTFOLIO              DEBENTURE FUND
                                  SUB-ACCOUNT (14)         SUB-ACCOUNT (15)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                        --
   Class 1                                     --                       --                        --
   Class II                                    --                       --                        --
   Class 2                                     --                       --                        --
   Class X                                     --                       --                        --
   Class Y                                     --                       --                        --
   Other                                2,024,703                2,052,364                 8,992,023
                                    =============            =============            ==============
  Cost:
   Class I                                     --                       --                        --
   Class 1                                     --                       --                        --
   Class II                                    --                       --                        --
   Class 2                                     --                       --                        --
   Class X                                     --                       --                        --
   Class Y                                     --                       --                        --
   Other                              $31,405,812              $30,107,708              $105,826,469
                                    =============            =============            ==============
  Market Value:
   Class I                                     --                       --                        --
   Class 1                                     --                       --                        --
   Class II                                    --                       --                        --
   Class 2                                     --                       --                        --
   Class X                                     --                       --                        --
   Class Y                                     --                       --                        --
   Other                              $35,756,253              $27,481,149              $107,274,828
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                        --
 Receivable from fund shares
  sold                                      7,005                    4,093                    76,414
 Other assets                                  --                       --                        --
                                    -------------            -------------            --------------
 Total Assets                          35,763,258               27,485,242               107,351,242
                                    -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 7,005                    4,093                    76,414
 Payable for fund shares
  purchased                                    --                       --                        --
 Other liabilities                             --                       --                         1
                                    -------------            -------------            --------------
 Total Liabilities                          7,005                    4,093                    76,415
                                    -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $35,756,253              $27,481,149              $107,274,827
                                    =============            =============            ==============

(14) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(15) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  GROWTH AND          LORD ABBETT
                                    INCOME              CLASSIC
                                  PORTFOLIO         STOCK PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT (16)
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                  --
   Class 1                                  --                  --
   Class II                                 --                  --
   Class 2                                  --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Other                             9,476,210           1,593,549
                                ==============       =============
  Cost:
   Class I                                  --                  --
   Class 1                                  --                  --
   Class II                                 --                  --
   Class 2                                  --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Other                          $274,857,532         $17,826,732
                                ==============       =============
  Market Value:
   Class I                                  --                  --
   Class 1                                  --                  --
   Class II                                 --                  --
   Class 2                                  --                  --
   Class X                                  --                  --
   Class Y                                  --                  --
   Other                          $225,249,512         $19,600,652
 Due from Hartford Life and
  Annuity Insurance Company                 --               7,274
 Receivable from fund shares
  sold                                  57,757                  --
 Other assets                               --                  --
                                --------------       -------------
 Total Assets                      225,307,269          19,607,926
                                --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             57,757                  --
 Payable for fund shares
  purchased                                 --               7,274
 Other liabilities                           1                  --
                                --------------       -------------
 Total Liabilities                      57,758               7,274
                                --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $225,249,511         $19,600,652
                                ==============       =============

(16) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   MFS INVESTORS
                                      MFS CORE               MFS GROWTH                GROWTH
                                   EQUITY SERIES               SERIES               STOCK SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                                 323,737                 270,561                 411,864
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                              $4,948,195              $5,790,626              $4,125,623
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class II                                   --                      --                      --
   Class 2                                    --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Other                              $5,066,496              $6,680,159              $4,534,624
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       400                     653                     241
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          5,066,896               6,680,812               4,534,865
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  400                     653                     241
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           400                     653                     241
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,066,496              $6,680,159              $4,534,624
                                    ============            ============            ============


                                   MFS INVESTORS        MFS TOTAL          MFS VALUE
                                   TRUST SERIES       RETURN SERIES          SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                  --                --
   Class 1                                    --                  --                --
   Class II                                   --                  --                --
   Class 2                                    --                  --                --
   Class X                                    --                  --                --
   Class Y                                    --                  --                --
   Other                                 660,553           6,978,564           151,016
                                   =============      ==============      ============
  Cost:
   Class I                                    --                  --                --
   Class 1                                    --                  --                --
   Class II                                   --                  --                --
   Class 2                                    --                  --                --
   Class X                                    --                  --                --
   Class Y                                    --                  --                --
   Other                             $11,592,839        $132,002,578        $1,569,168
                                   =============      ==============      ============
  Market Value:
   Class I                                    --                  --                --
   Class 1                                    --                  --                --
   Class II                                   --                  --                --
   Class 2                                    --                  --                --
   Class X                                    --                  --                --
   Class Y                                    --                  --                --
   Other                             $13,237,500        $130,556,576        $1,937,541
 Due from Hartford Life and
  Annuity Insurance Company                   --                  --                --
 Receivable from fund shares
  sold                                     1,646              27,706                83
 Other assets                                 --                  --                --
                                   -------------      --------------      ------------
 Total Assets                         13,239,146         130,584,282         1,937,624
                                   -------------      --------------      ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1,646              27,706                83
 Payable for fund shares
  purchased                                   --                  --                --
 Other liabilities                            --                   2                --
                                   -------------      --------------      ------------
 Total Liabilities                         1,646              27,708                83
                                   -------------      --------------      ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $13,237,500        $130,556,574        $1,937,541
                                   =============      ==============      ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.           UIF CORE PLUS
                                      EQUITY AND               FIXED INCOME
                                      INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT (17)          SUB-ACCOUNT (18)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                 9,022,504
   Class 1                                      --                        --
   Class II                                     --                        --
   Class 2                                      --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Other                                 1,157,095                        --
                                     =============            ==============
  Cost:
   Class I                                      --              $100,311,521
   Class 1                                      --                        --
   Class II                                     --                        --
   Class 2                                      --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Other                               $13,568,163                        --
                                     =============            ==============
  Market Value:
   Class I                                      --               $90,315,261
   Class 1                                      --                        --
   Class II                                     --                        --
   Class 2                                      --                        --
   Class X                                      --                        --
   Class Y                                      --                        --
   Other                               $16,257,193                        --
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --
 Receivable from fund shares
  sold                                      21,657                    99,455
 Other assets                                   --                        --
                                     -------------            --------------
 Total Assets                           16,278,850                90,414,716
                                     -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 21,657                    99,455
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total Liabilities                          21,657                    99,455
                                     -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $16,257,193               $90,315,261
                                     =============            ==============

(17) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(18) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          INVESCO
                                    UIF EMERGING              UIF EMERGING            VAN KAMPEN V.I.
                                    MARKETS DEBT             MARKETS EQUITY                HIGH
                                      PORTFOLIO                PORTFOLIO                YIELD FUND
                                  SUB-ACCOUNT (19)          SUB-ACCOUNT (20)         SUB-ACCOUNT (21)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              1,358,103                 1,192,975                       --
   Class 1                                     --                        --                       --
   Class II                                    --                 5,583,173                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                       --                        --                1,606,633
                                    =============            ==============            =============
  Cost:
   Class I                            $10,717,473               $13,844,399                       --
   Class 1                                     --                        --                       --
   Class II                                    --                95,877,553                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                       --                        --              $24,599,060
                                    =============            ==============            =============
  Market Value:
   Class I                            $11,054,962               $18,347,960                       --
   Class 1                                     --                        --                       --
   Class II                                    --                85,645,867                       --
   Class 2                                     --                        --                       --
   Class X                                     --                        --                       --
   Class Y                                     --                        --                       --
   Other                                       --                        --              $19,054,667
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                       --
 Receivable from fund shares
  sold                                        611                    27,852                    1,473
 Other assets                                  --                        --                        1
                                    -------------            --------------            -------------
 Total Assets                          11,055,573               104,021,679               19,056,141
                                    -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   611                    27,852                    1,473
 Payable for fund shares
  purchased                                    --                        --                       --
 Other liabilities                             --                         2                       --
                                    -------------            --------------            -------------
 Total Liabilities                            611                    27,854                    1,473
                                    -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,054,962              $103,993,825              $19,054,668
                                    =============            ==============            =============

                                                                INVESCO
                                     UIF MID CAP            VAN KAMPEN V.I.         MORGAN STANLEY --
                                       GROWTH                   MID CAP               FOCUS GROWTH
                                      PORTFOLIO               VALUE FUND                PORTFOLIO
                                  SUB-ACCOUNT (22)         SUB-ACCOUNT (23)            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                             3,994,802                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --                2,862,591
   Class Y                                     --                       --                  862,690
   Other                                       --                4,871,658                       --
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                           $46,978,823                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --              $37,955,589
   Class Y                                     --                       --               17,929,870
   Other                                       --              $75,419,749                       --
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                           $47,977,577                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                       --              $64,122,036
   Class Y                                     --                       --               19,074,081
   Other                                       --              $62,189,919                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                     52,664                   58,530                   39,742
 Other assets                                  --                       --                        1
                                    -------------            -------------            -------------
 Total Assets                          48,030,241               62,248,449               83,235,860
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                52,664                   58,530                   39,742
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                        1                       --
                                    -------------            -------------            -------------
 Total Liabilities                         52,664                   58,531                   39,742
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $47,977,577              $62,189,918              $83,196,118
                                    =============            =============            =============

(19) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(21) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                  INVESCO V.I. SELECT            CAPITAL
                                      DIMENSIONS              OPPORTUNITIES
                                     BALANCED FUND              PORTFOLIO
                                   SUB-ACCOUNT (24)            SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                                      --                  529,622
   Class Y                                      --                  518,583
   Other                                 2,431,070                       --
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                                      --               $5,320,913
   Class Y                                      --                6,786,991
   Other                               $31,290,990                       --
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                                      --               $8,770,538
   Class Y                                      --                8,364,752
   Other                               $33,529,103                       --
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                       1,836                   27,750
 Other assets                                    1                       --
                                     -------------            -------------
 Total Assets                           33,530,940               17,163,040
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1,836                   27,750
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                           1,836                   27,750
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $33,529,104              $17,135,290
                                     =============            =============

(24) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                INVESCO V.I. SELECT
                                       MID CAP             MORGAN STANLEY --           DIMENSIONS
                                       GROWTH               FLEXIBLE INCOME             DIVIDEND
                                      PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (25)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                621,172                1,748,197                       --
   Class Y                                273,944                2,141,318                       --
   Other                                       --                       --                5,112,335
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                             $8,617,848              $17,421,469                       --
   Class Y                              6,177,354               15,585,288                       --
   Other                                       --                       --              $66,715,376
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                            $21,952,233              $10,856,307                       --
   Class Y                              9,489,421               13,211,930                       --
   Other                                       --                       --              $79,651,474
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                     27,324                    1,135                   22,633
 Other assets                                  --                       --                        1
                                    -------------            -------------            -------------
 Total Assets                          31,468,978               24,069,372               79,674,108
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                27,324                    1,135                   22,633
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                         27,324                    1,135                   22,633
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $31,441,654              $24,068,237              $79,651,475
                                    =============            =============            =============

                                  MORGAN STANLEY --                                 MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --             GLOBAL
                                       GROWTH                MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                436,389               28,228,336                  877,075
   Class Y                                745,512               62,984,995                  366,539
   Other                                       --                       --                       --
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                             $5,028,108              $28,228,337              $10,347,349
   Class Y                             11,586,764               62,984,995                7,604,594
   Other                                       --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                        1                       --
   Class 2                                     --                       --                       --
   Class X                            $10,180,960              $28,228,336              $19,690,349
   Class Y                             17,049,870               62,984,995                8,210,486
   Other                                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                      717
 Receivable from fund shares
  sold                                     26,596                  304,187                       --
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          27,257,426               91,517,519               27,901,552
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                26,596                  304,187                       --
 Payable for fund shares
  purchased                                    --                       --                      717
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                         26,596                  304,187                      717
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $27,230,830              $91,213,332              $27,900,835
                                    =============            =============            =============

(25) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                      DIMENSIONS                UIF SMALL
                                   EQUALLY-WEIGHTED          COMPANY GROWTH
                                   S&P 500 PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT (26)         SUB-ACCOUNT (27)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                  731,743
   Class 2                                      --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Other                                 4,771,202                       --
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --              $11,534,977
   Class 2                                      --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Other                               $82,260,240                       --
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --              $12,344,509
   Class 2                                      --                       --
   Class X                                      --                       --
   Class Y                                      --                       --
   Other                               $88,914,690                       --
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                      63,267                    1,371
 Other assets                                    1                       --
                                     -------------            -------------
 Total Assets                           88,977,958               12,345,880
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 63,267                    1,371
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                          63,267                    1,371
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $88,914,691              $12,344,509
                                     =============            =============

(26) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     UIF GLOBAL              OPPENHEIMER              OPPENHEIMER
                                      FRANCHISE            SMALL- & MID-CAP             CAPITAL
                                      PORTFOLIO             GROWTH FUND/VA         APPRECIATION FUND
                                  SUB-ACCOUNT (28)         SUB-ACCOUNT (29)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --                        --
   Class 1                                     --                      --                        --
   Class II                             1,494,599                      --                        --
   Class 2                                     --                      --                        --
   Class X                                     --                      --                        --
   Class Y                                     --                      --                        --
   Other                                       --                 151,662                 2,470,832
                                    =============            ============            ==============
  Cost:
   Class I                                     --                      --                        --
   Class 1                                     --                      --                        --
   Class II                           $19,973,458                      --                        --
   Class 2                                     --                      --                        --
   Class X                                     --                      --                        --
   Class Y                                     --                      --                        --
   Other                                       --              $7,157,279              $100,376,694
                                    =============            ============            ==============
  Market Value:
   Class I                                     --                      --                        --
   Class 1                                     --                      --                        --
   Class II                           $22,314,361                      --                        --
   Class 2                                     --                      --                        --
   Class X                                     --                      --                        --
   Class Y                                     --                      --                        --
   Other                                       --              $6,894,551               $98,808,550
 Due from Hartford Life and
  Annuity Insurance Company                    --                  70,915                        --
 Receivable from fund shares
  sold                                     17,969                      --                    39,310
 Other assets                                  --                      --                        --
                                    -------------            ------------            --------------
 Total Assets                          22,332,330               6,965,466                98,847,860
                                    -------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                17,969                      --                    39,310
 Payable for fund shares
  purchased                                    --                  70,915                        --
 Other liabilities                             --                      --                         3
                                    -------------            ------------            --------------
 Total Liabilities                         17,969                  70,915                    39,313
                                    -------------            ------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $22,314,361              $6,894,551               $98,808,547
                                    =============            ============            ==============

                                    OPPENHEIMER                                       OPPENHEIMER
                                       GLOBAL                OPPENHEIMER              MAIN STREET
                                  SECURITIES FUND         MAIN STREET FUND           SMALL CAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --                       --                        --
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                               9,924,919                  698,620                 8,310,868
                                    ============            =============            ==============
  Cost:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --                       --                        --
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                            $342,640,256              $15,151,528              $149,345,662
                                    ============            =============            ==============
  Market Value:
   Class I                                    --                       --                        --
   Class 1                                    --                       --                        --
   Class II                                   --                       --                        --
   Class 2                                    --                       --                        --
   Class X                                    --                       --                        --
   Class Y                                    --                       --                        --
   Other                            $298,144,571              $14,468,416              $145,440,199
 Due from Hartford Life and
  Annuity Insurance Company                   --                       --                        --
 Receivable from fund shares
  sold                                    78,590                   12,205                    33,749
 Other assets                                 12                       --                         2
                                    ------------            -------------            --------------
 Total Assets                        298,223,173               14,480,621               145,473,950
                                    ------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               78,590                   12,205                    33,749
 Payable for fund shares
  purchased                                   --                       --                        --
 Other liabilities                            --                       --                        --
                                    ------------            -------------            --------------
 Total Liabilities                        78,590                   12,205                    33,749
                                    ------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $298,144,583              $14,468,416              $145,440,201
                                    ============            =============            ==============

(28) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(29) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT       PUTNAM VT
                                 DIVERSIFIED    GLOBAL ASSET
                                    INCOME       ALLOCATION
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                            12,570,291      1,227,848
                                ==============  =============
  Cost:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                          $100,301,548    $19,006,758
                                ==============  =============
  Market Value:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                           $98,425,380    $18,270,370
 Due from Hartford Life and
  Annuity Insurance Company                 --             --
 Receivable from fund shares
  sold                                  81,450          5,638
 Other assets                                2              1
                                --------------  -------------
 Total Assets                       98,506,832     18,276,009
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             81,450          5,638
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          --             --
                                --------------  -------------
 Total Liabilities                      81,450          5,638
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $98,425,382    $18,270,371
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT          PUTNAM VT           PUTNAM VT
                                GROWTH AND        INTERNATIONAL       INTERNATIONAL
                                  INCOME            VALUE FUND            EQUITY
                                SUB-ACCOUNT      SUB-ACCOUNT (30)      SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                 --                   --
   Class 1                                --                 --                   --
   Class II                               --                 --                   --
   Class 2                                --                 --                   --
   Class X                                --                 --                   --
   Class Y                                --                 --                   --
   Other                             449,123            122,571            9,422,336
                               =============       ============       ==============
  Cost:
   Class I                                --                 --                   --
   Class 1                                --                 --                   --
   Class II                               --                 --                   --
   Class 2                                --                 --                   --
   Class X                                --                 --                   --
   Class Y                                --                 --                   --
   Other                         $11,510,215         $1,518,158         $165,926,001
                               =============       ============       ==============
  Market Value:
   Class I                                --                 --                   --
   Class 1                                --                 --                   --
   Class II                               --                 --                   --
   Class 2                                --                 --                   --
   Class X                                --                 --                   --
   Class Y                                --                 --                   --
   Other                          $7,289,265         $1,146,034         $110,995,122
 Due from Hartford Life and
  Annuity Insurance Company               --                 --                   --
 Receivable from fund shares
  sold                                19,809                 48               40,646
 Other assets                             --                 --                   --
                               -------------       ------------       --------------
 Total Assets                      7,309,074          1,146,082          111,035,768
                               -------------       ------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           19,809                 48               40,646
 Payable for fund shares
  purchased                               --                 --                   --
 Other liabilities                        --                 --                   --
                               -------------       ------------       --------------
 Total Liabilities                    19,809                 48               40,646
                               -------------       ------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $7,289,265         $1,146,034         $110,995,122
                               =============       ============       ==============

                                                     PUTNAM VT            PUTNAM VT
                                 PUTNAM VT           MULTI-CAP            SMALL CAP
                                 INVESTORS          GROWTH FUND             VALUE
                                SUB-ACCOUNT     SUB-ACCOUNT (31)(32)     SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                    --
   Class 1                                --                  --                    --
   Class II                               --                  --                    --
   Class 2                                --                  --                    --
   Class X                                --                  --                    --
   Class Y                                --                  --                    --
   Other                           6,973,055             158,763             5,990,418
                               =============        ============        ==============
  Cost:
   Class I                                --                  --                    --
   Class 1                                --                  --                    --
   Class II                               --                  --                    --
   Class 2                                --                  --                    --
   Class X                                --                  --                    --
   Class Y                                --                  --                    --
   Other                         $77,435,295          $2,867,898          $136,501,776
                               =============        ============        ==============
  Market Value:
   Class I                                --                  --                    --
   Class 1                                --                  --                    --
   Class II                               --                  --                    --
   Class 2                                --                  --                    --
   Class X                                --                  --                    --
   Class Y                                --                  --                    --
   Other                         $70,497,580          $3,230,831           $82,547,964
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                    --
 Receivable from fund shares
  sold                                 7,335                 140                24,010
 Other assets                              2                  --                    --
                               -------------        ------------        --------------
 Total Assets                     70,504,917           3,230,971            82,571,974
                               -------------        ------------        --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            7,335                 140                24,010
 Payable for fund shares
  purchased                               --                  --                    --
 Other liabilities                        --                  15                     1
                               -------------        ------------        --------------
 Total Liabilities                     7,335                 155                24,011
                               -------------        ------------        --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $70,497,582          $3,230,816           $82,547,963
                               =============        ============        ==============

(30) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(31) Funded September 24, 2010.

(32) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND          VOYAGER
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                  --
   Class 1                                      --                  --
   Class II                                     --                  --
   Class 2                                      --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Other                                 1,794,593             339,388
                                     =============       =============
  Cost:
   Class I                                      --                  --
   Class 1                                      --                  --
   Class II                                     --                  --
   Class 2                                      --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Other                               $20,648,436          $9,689,435
                                     =============       =============
  Market Value:
   Class I                                      --                  --
   Class 1                                      --                  --
   Class II                                     --                  --
   Class 2                                      --                  --
   Class X                                      --                  --
   Class Y                                      --                  --
   Other                               $12,867,236         $13,120,746
 Due from Hartford Life and
  Annuity Insurance Company                     --                  --
 Receivable from fund shares
  sold                                      11,366             169,442
 Other assets                                   --                  --
                                     -------------       -------------
 Total Assets                           12,878,602          13,290,188
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 11,366             169,442
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                              --                  --
                                     -------------       -------------
 Total Liabilities                          11,366             169,442
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,867,236         $13,120,746
                                     =============       =============

(33) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      INVESCO
                                 PUTNAM VT        VAN KAMPEN V.I.               INVESCO
                                  EQUITY             GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND         INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (34)          SUB-ACCOUNT (35)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --                        --
   Class 1                                --                   --                        --
   Class II                               --                   --                        --
   Class 2                                --                   --                        --
   Class X                                --                   --                        --
   Class Y                                --                   --                        --
   Other                           1,451,875            8,397,351                13,818,143
                               =============       ==============            ==============
  Cost:
   Class I                                --                   --                        --
   Class 1                                --                   --                        --
   Class II                               --                   --                        --
   Class 2                                --                   --                        --
   Class X                                --                   --                        --
   Class Y                                --                   --                        --
   Other                         $13,235,417         $156,676,398              $180,010,993
                               =============       ==============            ==============
  Market Value:
   Class I                                --                   --                        --
   Class 1                                --                   --                        --
   Class II                               --                   --                        --
   Class 2                                --                   --                        --
   Class X                                --                   --                        --
   Class Y                                --                   --                        --
   Other                         $19,513,195         $154,280,704              $161,257,736
 Due from Hartford Life and
  Annuity Insurance Company               --               10,718                        --
 Receivable from fund shares
  sold                                11,282                   --                   110,129
 Other assets                             --                   --                        --
                               -------------       --------------            --------------
 Total Assets                     19,524,477          154,291,422               161,367,865
                               -------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           11,282                   --                   110,129
 Payable for fund shares
  purchased                               --               10,718                        --
 Other liabilities                        --                    1                         4
                               -------------       --------------            --------------
 Total Liabilities                    11,282               10,719                   110,133
                               -------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $19,513,195         $154,280,703              $161,257,732
                               =============       ==============            ==============

                                      INVESCO                 INVESCO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.              INVESCO
                                      CAPITAL                 MID CAP              VAN KAMPEN V.I.
                                    GROWTH FUND             GROWTH FUND            GOVERNMENT FUND
                                  SUB-ACCOUNT (36)        SUB-ACCOUNT (37)        SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class II                                   --                      --                       --
   Class 2                                    --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Other                                 101,139                 413,967                2,802,121
                                    ============            ============            =============
  Cost:
   Class I                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class II                                   --                      --                       --
   Class 2                                    --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Other                              $2,475,473              $1,582,713              $26,124,765
                                    ============            ============            =============
  Market Value:
   Class I                                    --                      --                       --
   Class 1                                    --                      --                       --
   Class II                                   --                      --                       --
   Class 2                                    --                      --                       --
   Class X                                    --                      --                       --
   Class Y                                    --                      --                       --
   Other                              $3,387,163              $1,680,707              $25,751,490
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                       --
 Receivable from fund shares
  sold                                    42,205                     131                  144,541
 Other assets                                 --                      --                       --
                                    ------------            ------------            -------------
 Total Assets                          3,429,368               1,680,838               25,896,031
                                    ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               42,205                     131                  144,541
 Payable for fund shares
  purchased                                   --                      --                       --
 Other liabilities                            --                      --                       --
                                    ------------            ------------            -------------
 Total Liabilities                        42,205                     131                  144,541
                                    ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,387,163              $1,680,707              $25,751,490
                                    ============            ============            =============

(34) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET            TOTAL RETURN
                                  ALLOCATION FUND           BOND FUND
                                  SUB-ACCOUNT (39)         SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                                 42,867                 194,522
                                     ==========            ============
  Cost:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $558,791              $1,942,407
                                     ==========            ============
  Market Value:
   Class I                                   --                      --
   Class 1                                   --                      --
   Class II                                  --                      --
   Class 2                                   --                      --
   Class X                                   --                      --
   Class Y                                   --                      --
   Other                               $502,405              $2,024,977
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                       26                      96
 Other assets                                --                     124
                                     ----------            ------------
 Total Assets                           502,431               2,025,197
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  26                      96
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           26                      96
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $502,405              $2,025,101
                                     ==========            ============

(39) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO             WELLS FARGO            WELLS FARGO
                                  ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT           WELLS FARGO
                                   INTRINSIC             INTERNATIONAL            SMALL CAP             ADVANTAGE VT
                                   VALUE FUND             EQUITY FUND            GROWTH FUND           DISCOVERY FUND
                              SUB-ACCOUNT (40)(41)      SUB-ACCOUNT (42)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                     --                      --                    --
   Class 1                                  --                     --                      --                    --
   Class II                                 --                     --                      --                    --
   Class 2                             122,332                 32,576                      --                    --
   Class X                                  --                     --                      --                    --
   Class Y                                  --                     --                      --                    --
   Other                                18,432                     --                 374,853                16,305
                                  ============             ==========            ============            ==========
  Cost:
   Class I                                  --                     --                      --                    --
   Class 1                                  --                     --                      --                    --
   Class II                                 --                     --                      --                    --
   Class 2                          $1,328,526               $153,266                      --                    --
   Class X                                  --                     --                      --                    --
   Class Y                                  --                     --                      --                    --
   Other                               290,270                     --              $3,368,040              $273,301
                                  ============             ==========            ============            ==========
  Market Value:
   Class I                                  --                     --                      --                    --
   Class 1                                  --                     --                      --                    --
   Class II                                 --                     --                      --                    --
   Class 2                          $1,602,243               $186,986                      --                    --
   Class X                                  --                     --                      --                    --
   Class Y                                  --                     --                      --                    --
   Other                               193,902                     --              $3,017,564              $346,965
 Due from Hartford Life
  and Annuity Insurance
  Company                                   --                     --                      --                    --
 Receivable from fund
  shares sold                               72                     57                     131                    15
 Other assets                               --                     18                      --                    --
                                  ------------             ----------            ------------            ----------
 Total Assets                        1,796,217                187,061               3,017,695               346,980
                                  ------------             ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   72                     57                     131                    15
 Payable for fund shares
  purchased                                 --                     --                      --                    --
 Other liabilities                           1                     --                      --                    --
                                  ------------             ----------            ------------            ----------
 Total Liabilities                          73                     57                     131                    15
                                  ------------             ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $1,796,144               $187,004              $3,017,564              $346,965
                                  ============             ==========            ============            ==========

                                WELLS FARGO                                   WELLS FARGO
                                ADVANTAGE VT          WELLS FARGO             ADVANTAGE VT
                                 SMALL CAP            ADVANTAGE VT                CORE
                                 VALUE FUND         OPPORTUNITY FUND          EQUITY FUND
                              SUB-ACCOUNT (43)        SUB-ACCOUNT         SUB-ACCOUNT (44)(45)
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               --                    --                      --
   Class 1                               --                    --                      --
   Class II                              --                    --                      --
   Class 2                               --                    --                  12,930
   Class X                               --                    --                      --
   Class Y                               --                    --                      --
   Other                             12,032                28,746                      --
                                 ==========            ==========              ==========
  Cost:
   Class I                               --                    --                      --
   Class 1                               --                    --                      --
   Class II                              --                    --                      --
   Class 2                               --                    --                $206,696
   Class X                               --                    --                      --
   Class Y                               --                    --                      --
   Other                           $148,497              $648,317                      --
                                 ==========            ==========              ==========
  Market Value:
   Class I                               --                    --                      --
   Class 1                               --                    --                      --
   Class II                              --                    --                      --
   Class 2                               --                    --                $255,100
   Class X                               --                    --                      --
   Class Y                               --                    --                      --
   Other                           $108,646              $529,503                      --
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                    --                      --
 Receivable from fund
  shares sold                             5                    23                      11
 Other assets                            --                    --                      --
                                 ----------            ----------              ----------
 Total Assets                       108,651               529,526                 255,111
                                 ----------            ----------              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 5                    23                      11
 Payable for fund shares
  purchased                              --                    --                      --
 Other liabilities                       --                    --                      --
                                 ----------            ----------              ----------
 Total Liabilities                        5                    23                      11
                                 ----------            ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $108,646              $529,503                $255,100
                                 ==========            ==========              ==========

(40) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Intrinsic Value Fund.

(42) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(43) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(44) Funded July 16, 2010.

(45) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                      UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY         UNIT               UNIT         CONTRACT
                                                                  PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio --
 Class B                                                              8,090,854     $9.273806  to     $14.004308     $91,243,586
AllianceBernstein VPS International Value Portfolio -- Class B       22,643,027      6.068663  to      14.439126     215,251,436
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B        2,975,512     12.463674  to      18.872538      39,056,838
AllianceBernstein VPS Value Portfolio -- Class B                     12,677,772      8.342010  to      13.644542     111,378,568
AllianceBernstein VPS International Growth Portfolio -- Class B       2,208,107      7.800285  to      16.052494      17,730,069
Invesco V.I. International Growth Fund -- Class S2                      109,165      9.488000  to       9.568935       1,043,769
American Funds Global Growth Fund -- Class 2                          4,244,621      1.779930  to      16.895571      52,902,626
American Funds Growth Fund -- Class 2                                26,101,032      1.378355  to      16.245231     271,710,370
American Funds Growth-Income Fund -- Class 2                         19,815,870      1.210780  to      14.276943     233,439,493
American Funds International Fund -- Class 2                          8,726,276      1.807016  to      16.568395     106,243,562
American Funds Global Small Capitalization Fund -- Class 2            2,071,852      2.182637  to      22.377840      35,097,006
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                   264,536     12.552740  to      12.624085       3,332,714
Fidelity VIP Equity-Income -- Class SRV2                             11,132,463      9.450625  to      14.857727     110,804,439
Fidelity VIP Growth -- Class SRV2                                     3,635,675     10.522934  to      15.509433      40,228,356
Fidelity VIP Contrafund -- Class SRV2                                41,491,224      9.209912  to      15.714822     517,384,106
Fidelity VIP Mid Cap -- Class SRV2                                   10,648,282     10.599141  to      18.319340     154,480,781
Fidelity VIP Value Strategies -- Class SRV2                           1,487,091     10.808474  to      20.714619      16,860,050
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Class
 SRV2                                                                   263,474      8.330097  to      16.131558       2,302,500
Franklin Income Securities Fund -- Class 4                              370,333     10.776531  to      10.868618       4,017,791
Franklin Small-Mid Cap Growth Securities Fund -- Class 2              3,444,129      1.319964  to      17.504371      33,343,772
Franklin Small Cap Value Securities Fund -- Class 4                      60,375     11.292781  to      11.389367         687,077
Franklin Strategic Income Securities Fund -- Class 1                  6,358,804      1.793457  to      19.505009     109,949,719
Franklin Mutual Shares Securities Fund -- Class 2                     6,085,493      1.295711  to      15.106988      84,545,368
Franklin Mutual Shares Securities Fund -- Class 4                       292,785      9.150790  to       9.229000       2,699,101
Templeton Developing Markets Securities Fund -- Class 1               1,137,389      3.179308  to      26.844910      26,899,535
Templeton Growth Securities Fund -- Class 2                           2,496,493      1.189218  to      14.213974      27,911,066
Templeton Growth Securities Fund -- Class 4                             112,349      8.698911  to       8.773263         983,908
Mutual Global Discovery Securities Fund -- Class 4                       35,962     10.163764  to      10.250605         368,200
Templeton Global Bond Securities Fund -- Class 4                        108,971     13.096251  to      13.208123       1,434,842
Hartford Advisers HLS Fund -- Class IA                               35,065,161      1.128099  to      14.439281      53,283,093
Hartford Total Return Bond HLS Fund -- Class IA                     321,505,236      1.538195  to      14.898386     671,957,368
Hartford Capital Appreciation HLS Fund -- Class IA                    9,711,200      9.656194  to      17.210902     114,965,924
Hartford Dividend and Growth HLS Fund -- Class IA                   250,757,945      1.414152  to      14.176062     477,674,308
Hartford Global Research HLS Fund -- Class IA                           164,158      9.601036  to      10.061290       1,610,609
Hartford Global Growth HLS Fund -- Class IA                           8,310,467      1.164579  to      15.860036      13,138,329
Hartford Disciplined Equity HLS Fund -- Class IA                    277,605,438      1.021856  to      14.509205     329,750,405
Hartford Growth HLS Fund -- Class IA                                 29,608,244      1.266333  to      16.190732      40,042,851
Hartford Growth Opportunities HLS Fund -- Class IA                   69,256,288      1.499092  to      15.980356     116,397,231
Hartford High Yield HLS Fund -- Class IA                             49,062,630      1.644848  to      17.628302      89,077,202
Hartford Index HLS Fund -- Class IA                                  15,809,762      0.983891  to      14.052126      22,082,680
Hartford International Opportunities HLS Fund -- Class IA           123,078,156      1.404141  to      15.874194     210,429,510
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                    1,562,943      8.969653  to      18.361380      14,471,224
Hartford MidCap Value HLS Fund -- Class IA                              620,554     12.227077  to      12.335637       7,620,277
Hartford Money Market HLS Fund -- Class IA                          131,768,857      0.986484  to      10.065975     173,012,629
Hartford Small Company HLS Fund -- Class IA                          31,850,945      1.369416  to      16.298343      62,266,943
Hartford SmallCap Growth HLS Fund -- Class IA                        27,976,238      1.409738  to      18.779819      45,111,216

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY         UNIT               UNIT         CONTRACT
                                                                  PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                  29,571,085     $0.966224  to     $16.016815     $36,944,100
Hartford U.S. Government Securities HLS Fund -- Class IA            234,246,620      1.087764  to      10.449483     271,548,832
Hartford Value HLS Fund -- Class IA                                 114,764,945      1.212043  to      14.278537     149,427,738
American Funds Bond HLS Fund -- Class IB                                594,379     10.332332  to      10.415366       6,177,240
American Funds Global Growth HLS Fund -- Class IB                        35,924      9.770869  to       9.849449         353,287
American Funds Global Small Capitalization HLS Fund -- Class IB         115,645      9.659874  to       9.737553       1,123,409
American Funds Growth HLS Fund -- Class IB                              496,984      9.347299  to       9.422493       4,675,047
American Funds Growth-Income HLS Fund -- Class IB                       281,225      9.130561  to       9.204009       2,582,331
American Funds International HLS Fund -- Class IB                       382,659      8.977990  to       9.050211       3,456,428
Lord Abbett Fundamental Equity Portfolio -- Class VC                  2,767,493     12.112726  to      15.138686      35,753,204
Lord Abbett Capital Structure Portfolio -- Class VC                   2,302,557     11.113119  to      14.324804      27,476,617
Lord Abbett Bond Debenture Fund -- Class VC                           8,019,255     12.618015  to      15.389907     107,272,333
Lord Abbett Growth and Income Portfolio -- Class VC                  21,968,083      8.340767  to      14.022851     225,192,764
Lord Abbett Classic Stock Portfolio -- Class VC                       1,616,601     11.448928  to      13.834787      19,600,652
MFS Core Equity Series -- Class INIT                                    682,211      1.105123  to      15.290020       5,060,667
MFS Growth Series -- Class INIT                                       1,000,043      1.303253  to      15.238349       6,677,902
MFS Investors Growth Stock Series -- Class INIT                         633,464      1.104582  to      15.092309       4,534,624
MFS Investors Trust Series -- Class INIT                              1,431,241      1.207884  to      13.691893      13,235,613
MFS Total Return Series -- Class INIT                                 9,666,221      1.292193  to      14.387316     129,237,239
MFS Total Return Series -- Class SRV                                     97,467     10.106492  to      10.192680         992,089
MFS Value Series -- Class SRV                                           199,212      9.652061  to       9.734391       1,937,541
Invesco Van Kampen V.I. Equity and Income Fund -- Class S2            1,098,809     13.561609  to      15.448544      16,257,193
UIF Core Plus Fixed Income Portfolio -- Class I                       6,601,247      1.257984  to      14.769823      90,213,248
UIF Emerging Markets Debt Portfolio -- Class I                          477,322      2.085371  to      27.030811      11,039,284
UIF Emerging Markets Equity Portfolio -- Class I                        765,768      3.018494  to      26.681491      18,285,478
UIF Emerging Markets Equity Portfolio -- Class II                     4,573,413     10.993687  to      20.615947      85,579,841
Invesco Van Kampen V. I. High Yield Fund -- Class S1                  1,493,401      1.644456  to      16.366523      19,015,846
UIF Mid Cap Growth Portfolio -- Class II                              2,974,648     15.267108  to      20.418650      47,977,577
Invesco Van Kampen V. I. Mid Cap value Fund -- Class S1               2,393,701      1.506951  to      20.185152      40,571,432
Invesco Van Kampen V. I. Mid Cap value Fund -- Class S2               1,641,678      9.267111  to      13.701193      21,549,947
Morgan Stanley -- Focus Growth Portfolio -- Class X                   3,504,548      1.363789  to      35.073504      63,282,215
Morgan Stanley -- Focus Growth Portfolio -- Class Y                   2,287,121      7.841807  to      20.509041      19,072,942
Invesco V.I. Select Dimensions Balanced Fund -- Class S1              1,838,258      1.332832  to      25.614522      19,837,131
Invesco V.I. Select Dimensions Balanced Fund -- Class S2                978,947     12.915176  to      14.197273      13,412,174
Morgan Stanley -- Capital Opportunities Portfolio -- Class X            717,139      1.594314  to      15.077165       8,687,966
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y          1,528,324      5.156085  to      20.173161       8,361,885
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                   913,785      2.040525  to      43.147030      21,882,752
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                   816,973     10.976615  to      20.679304       9,485,786
Morgan Stanley -- Flexible Income Portfolio -- Class X                1,105,943      1.376640  to      14.575937      10,750,468
Morgan Stanley -- Flexible Income Portfolio -- Class Y                1,180,433     10.598363  to      13.121622      13,211,929
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S1                                                             4,662,616      1.029640  to      25.520928      59,553,785
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S2                                                             1,854,974      9.838242  to      13.591951      19,373,127
Morgan Stanley -- Capital Growth Portfolio -- Class X                   719,837      1.396243  to      24.827052      10,101,774
Morgan Stanley -- Capital Growth Portfolio -- Class Y                 2,029,660      7.940495  to      19.357810      17,047,509
Morgan Stanley -- Money Market Portfolio -- Class X                   2,774,640      1.042506  to      13.586901      28,057,876
Morgan Stanley -- Money Market Portfolio -- Class Y                   6,231,252      9.424927  to      10.610541      62,982,458
Morgan Stanley -- Global Infrastructure Portfolio -- Class X          1,020,676      1.550008  to      30.852124      19,370,729
Morgan Stanley -- Global Infrastructure Portfolio -- Class Y            857,727      8.931733  to      12.850874       8,210,486

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                      UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY         UNIT               UNIT         CONTRACT
                                                                  PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Select Dimensions Equally-Weighted S&P 500
 Portfolio -- Class S1                                                2,385,891     $1.509530  to     $37.202364     $37,680,870
Invesco V.I. Select Dimensions Equally-Weighted S&P 500
 Portfolio -- Class S2                                                3,272,596     14.815778  to      17.299239      51,028,685
UIF Small Company Growth Portfolio -- Class II                          863,993     13.706419  to      18.384370      12,344,509
UIF Global Franchise Portfolio -- Class II                            1,205,519     14.610833  to      19.481149      22,314,361
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Class SRV                721,840      9.028582  to      16.614330       6,894,551
Oppenheimer Capital Appreciation Fund -- Class SRV                    9,661,762      9.695375  to      15.685310      98,747,489
Oppenheimer Global Securities Fund -- Class SRV                      23,389,107      9.016298  to      16.675185     298,024,713
Oppenheimer Main Street Fund -- Class SRV                             1,427,564      8.491578  to      14.716078      14,468,416
Oppenheimer Main Street Small Cap Fund -- Class SRV                  12,232,468     11.298411  to      17.665121     145,377,242
Putnam VT Diversified Income -- Class IB                              5,057,250     11.873650  to      22.337761      98,418,355
Putnam VT Global Asset Allocation -- Class IB                           793,409      9.662194  to      38.890290      18,209,551
Putnam VT Growth and Income -- Class IB                                 295,403      9.438735  to      49.564167       7,289,265
Putnam VT International Value Fund -- Class IB                          167,146      6.603881  to      13.858346       1,146,034
Putnam VT International Equity -- Class IB                            7,734,369      7.334338  to      20.039777     110,937,846
Putnam VT Investors -- Class IB                                       8,675,224      5.779207  to      14.738703      70,489,288
Putnam VT Multi-Cap Growth Fund -- Class IB                             260,992     12.343941  to      12.414350       3,230,816
Putnam VT Small Cap Value -- Class IB                                 3,903,050     16.819413  to      23.032476      82,511,112
Putnam VT The George Putnam Fund of Boston -- Class IB                1,212,567      9.451568  to      13.981549      12,864,928
Putnam VT Voyager -- Class IB                                           693,613      6.467989  to      71.082910      13,120,746
Putnam VT Equity Income Fund -- Class IB                              1,333,115     14.252552  to      14.769377      19,496,147
Invesco Van Kampen V.I. Growth and Income Fund -- Class S1            1,437,387      1.336504  to      15.036634      13,050,982
Invesco Van Kampen V.I. Growth and Income Fund -- Class S2            9,266,850     13.614525  to      15.856481     141,133,079
Invesco Van Kampen V.I. Comstock Fund -- Class S2                    11,018,019     13.706859  to      15.326425     161,218,614
Invesco Van Kampen V.I. Capital Growth Fund -- Class S2                 236,942     13.601087  to      18.911007       3,387,163
Invesco Van Kampen V.I. Mid Cap Growth Fund -- Class S2                 120,876     13.263331  to      19.440877       1,680,707
Invesco Van Kampen V.I. Government Fund -- Class S2                   2,378,286     10.311323  to      11.267324      25,751,490
Wells Fargo Advantage VT Index Asset Allocation Fund                    421,953      1.156949  to       1.269817         502,405
Wells Fargo Advantage VT Total Return Bond Fund                       1,428,159      1.359018  to       1.491631       2,025,101
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2              1,566,453      1.072157  to       1.176790       1,796,144
Wells Fargo Advantage VT International Equity Fund -- Class 2            15,382     12.145438  to      12.205915         187,004
Wells Fargo Advantage VT Small Cap Growth Fund                        1,790,626      1.594913  to       1.750561       3,017,564
Wells Fargo Advantage VT Discovery Fund                                  22,486     14.723816  to      15.788306         346,965
Wells Fargo Advantage VT Small Cap Value Fund                             8,170     12.981936  to      13.689196         108,646
Wells Fargo Advantage VT Opportunity Fund                                40,301     13.074811  to      13.445072         529,503
Wells Fargo Advantage VT Core Equity Fund -- Class 2                     20,819     12.224767  to      12.277580         255,100
DEFERRED ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS International Value Portfolio -- Class B           10,081      9.516671   to     10.000912          98,250
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B            1,919     13.446312   to     13.446312          25,809
AllianceBernstein VPS Value Portfolio -- Class B                          5,801      8.766532   to      8.999932          51,954
American Funds Global Growth Fund -- Class 2                              3,042     11.880960   to     16.895571          40,821
American Funds Growth Fund -- Class 2                                     8,584      9.808690   to     14.229074          94,740
American Funds Growth-Income Fund -- Class 2                             13,582     12.646989   to     12.806590         173,564
American Funds International Fund -- Class 2                              7,222     11.403584   to     16.568395         103,122
American Funds Global Small Capitalization Fund -- Class 2                  255     22.377840   to     22.377840           5,708

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY         UNIT               UNIT         CONTRACT
                                                                  PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income -- Class SRV2                                  4,383     $9.931651   to    $10.196166         $44,459
Fidelity VIP Growth -- Class SRV2                                         1,137     11.352915   to     11.352915          12,909
Fidelity VIP Contrafund -- Class SRV2                                     5,694     12.729353   to     13.030114          72,615
Fidelity VIP Mid Cap -- Class SRV2                                        4,265     15.251669   to     15.251669          65,041
Franklin Income Securities Fund -- Class 4                                1,816     10.868618   to     10.868618          19,738
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                    727      8.549493   to     15.025305           6,530
Franklin Strategic Income Securities Fund -- Class 1                      3,207     19.505009   to     19.505009          62,551
Franklin Mutual Shares Securities Fund -- Class 2                        21,167     14.845686   to     15.106988         319,436
Templeton Developing Markets Securities Fund -- Class 1                     983     24.312356   to     24.312356          23,890
Templeton Growth Securities Fund -- Class 2                                  64     12.555388   to     12.555388             799
Hartford Advisers HLS Fund -- Class IA                                   25,838      1.213444   to      1.213444          31,353
Hartford Total Return Bond HLS Fund -- Class IA                         533,484      1.725873   to      3.559517         961,044
Hartford Capital Appreciation HLS Fund -- Class IA                        7,286      9.738742   to     12.374494          84,113
Hartford Dividend and Growth HLS Fund -- Class IA                        94,815      1.610478   to      1.610478         152,697
Hartford Disciplined Equity HLS Fund -- Class IA                        216,894      1.090311   to      1.272477         242,396
Hartford Growth HLS Fund -- Class IA                                      2,108      1.396288   to      1.396288           2,944
Hartford Growth Opportunities HLS Fund -- Class IA                        3,466      1.701546   to      1.701546           5,898
Hartford High Yield HLS Fund -- Class IA                                  3,435      1.751014   to      1.754920           6,027
Hartford International Opportunities HLS Fund -- Class IA                57,865      1.476945   to      2.652719          89,540
Hartford Money Market HLS Fund -- Class IA                               36,828      1.170814   to      1.960230          44,624
Hartford Small Company HLS Fund -- Class IA                               2,722      1.638105   to      1.638105           4,459
Hartford SmallCap Growth HLS Fund -- Class IA                            10,546      1.494922   to      1.554470          16,179
Hartford U.S. Government Securities HLS Fund -- Class IA                227,125      1.153467   to      1.234656         270,754
Hartford Value HLS Fund -- Class IA                                       7,548      1.342444   to      1.342444          10,132
Lord Abbett Fundamental Equity Portfolio -- Class VC                        233     13.067789   to     13.067789           3,049
Lord Abbett Capital Structure Portfolio -- Class VC                         379     11.954459   to     11.954459           4,532
Lord Abbett Bond Debenture Fund -- Class VC                                 183     13.612702   to     13.612702           2,494
Lord Abbett Growth and Income Portfolio -- Class VC                       5,428     10.405932   to     10.651834          56,747
MFS Core Equity Series -- Class INIT                                        617      9.448727   to      9.448727           5,829
MFS Growth Series -- Class INIT                                             349      6.472052   to      6.472052           2,257
MFS Investors Trust Series -- Class INIT                                    194      9.723328   to      9.723328           1,887
MFS Total Return Series -- Class INIT                                    22,759     14.306995   to     14.387316         327,246
UIF Core Plus Fixed Income Portfolio -- Class I                           6,972     14.062778   to     14.769823         102,013
UIF Emerging Markets Debt Portfolio -- Class I                              699     22.414123   to     22.414123          15,678
UIF Emerging Markets Equity Portfolio -- Class I                          2,342     26.681491   to     26.681491          62,483
UIF Emerging Markets Equity Portfolio -- Class II                         3,348     19.717369   to     19.717369          66,023
Invesco Van Kampen V.I. High Yield Fund -- Class S1                       2,806     13.837621   to     13.837621          38,822
Invesco Van Kampen V.I. Mid Cap Value Fund -- Class S1                    3,966     14.603367   to     18.775719          68,539
Morgan Stanley -- Focus Growth Portfolio -- Class X                      23,945     35.073504   to     35.073504         839,822
Morgan Stanley -- Focus Growth Portfolio -- Class Y                         132      8.620501   to      8.620501           1,139
Invesco V.I. Select Dimensions Balanced Fund -- Class S1                 10,837     25.614522   to     25.614522         277,575
Invesco V.I. Select Dimensions Balanced Fund -- Class S2                    157     14.197273   to     14.197273           2,224
Morgan Stanley -- Capital Opportunities Portfolio -- Class X              5,477     15.077165   to     15.077165          82,573
Morgan Stanley -- Capital Opportunities Portfolio -- Class Y                506      5.668022   to      5.668022           2,866
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                     1,610     43.147030   to     43.147030          69,482
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                       301     12.066473   to     12.066473           3,634
Morgan Stanley -- Flexible Income Portfolio -- Class X                    7,261     14.575937   to     14.575937         105,840
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S1                                                                28,322     25.520928   to     25.520928         722,800

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                      UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY         UNIT               UNIT         CONTRACT
                                                                  PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Select Dimensions Dividend Growth Portfolio --
 Class S2                                                                   163    $10.815120   to    $10.815120          $1,763
Morgan Stanley -- Capital Growth Portfolio -- Class X                     3,189     24.827052   to     24.827052          79,184
Morgan Stanley -- Capital Growth Portfolio -- Class Y                       271      8.728957   to      8.728957           2,363
Morgan Stanley -- Money Market Portfolio -- Class X                      12,546     13.586901   to     13.586901         170,459
Morgan Stanley -- Money Market Portfolio -- Class Y                         239     10.610541   to     10.610541           2,539
Morgan Stanley -- Global Infrastructure Portfolio -- Class X             10,360     30.852124   to     30.852124         319,620
Invesco V.I. Select Dimensions Equally-Weighted S&P 500
 Portfolio -- Class S1                                                    5,437     37.202364   to     37.202364         202,253
Invesco V.I. Select Dimensions Equally-Weighted S&P 500
 Portfolio -- Class S2                                                      177     16.286763   to     16.286763           2,883
Oppenheimer Capital Appreciation Fund -- Class SRV                        5,851     10.188724   to     10.459988          61,058
Oppenheimer Global Securities Fund -- Class SRV                           9,117     12.992113   to     13.299088         119,870
Oppenheimer Main Street Small Cap Fund -- Class SRV                       5,184     11.873206   to     12.189261          62,959
Putnam VT Diversified Income -- Class IB                                    315     22.337761   to     22.337761           7,027
Putnam VT Global Asset Allocation -- Class IB                             1,564     38.890290   to     38.890290          60,820
Putnam VT International Equity -- Class IB                                2,959     18.752140   to     19.476303          57,276
Putnam VT Investors -- Class IB                                             916      9.052649   to      9.052649           8,294
Putnam VT Small Cap Value -- Class IB                                     1,656     21.552493   to     22.384825          36,851
Putnam VT George Putnam Balanced Fund -- Class IB                           213     10.848355   to     10.848355           2,308
Putnam VT Equity Income Fund -- Class IB                                  1,154     14.769377   to     14.769377          17,048
Invesco Van Kampen V.I. Growth and Income Fund -- Class S1                3,545     15.036634   to     15.036634          53,301
Invesco Van Kampen V.I. Growth and Income Fund -- Class S2                2,740     15.801129   to     15.856481          43,341
Invesco Van Kampen V.I. Comstock Fund -- Class S2                         2,592     14.784802   to     15.164480          39,118

#  Rounded Unit Values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,402,687                 $5,609,944
                                      -------------              -------------
EXPENSES:
 Administrative charges                    (185,553)                  (419,334)
 Mortality and expense risk
  charges                                (1,281,432)                (2,873,278)
                                      -------------              -------------
  Total expenses                         (1,466,985)                (3,292,612)
                                      -------------              -------------
  Net investment income (loss)              935,702                  2,317,332
                                      -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,438,954)                (9,426,748)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,985,798                 13,377,021
                                      -------------              -------------
  Net gain (loss) on
   investments                            6,546,844                  3,950,273
                                      -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $7,482,546                 $6,267,605
                                      =============              =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                   VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $91,543                 $1,840,665                  $338,265
                                     ------------              -------------              ------------
EXPENSES:
 Administrative charges                   (67,462)                  (212,011)                       --
 Mortality and expense risk
  charges                                (469,626)                (1,460,218)                 (271,215)
                                     ------------              -------------              ------------
  Total expenses                         (537,088)                (1,672,229)                 (271,215)
                                     ------------              -------------              ------------
  Net investment income
   (loss)                                (445,545)                   168,436                    67,050
                                     ------------              -------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (91,565)                (3,045,495)                   38,425
 Net realized gain on
  distributions                                --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,798,598                 13,641,994                 1,387,709
                                     ------------              -------------              ------------
  Net gain (loss) on
   investments                          7,707,033                 10,596,499                 1,426,134
                                     ------------              -------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,261,488                $10,764,935                $1,493,184
                                     ============              =============              ============

                                   INVESCO V.I.          AMERICAN FUNDS
                                  INTERNATIONAL              GLOBAL              AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND              GROWTH FUND
                                 SUB-ACCOUNT (1)          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $18,005                $738,237               $1,824,236
                                    ----------            ------------            -------------
EXPENSES:
 Administrative charges                     --                 (66,766)                (337,058)
 Mortality and expense risk
  charges                               (9,433)               (904,037)              (4,821,138)
                                    ----------            ------------            -------------
  Total expenses                        (9,433)               (970,803)              (5,158,196)
                                    ----------            ------------            -------------
  Net investment income
   (loss)                                8,572                (232,566)              (3,333,960)
                                    ----------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,771               1,487,301                1,043,183
 Net realized gain on
  distributions                             --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          104,538               3,309,683               41,941,892
                                    ----------            ------------            -------------
  Net gain (loss) on
   investments                         108,309               4,796,984               42,985,075
                                    ----------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $116,881              $4,564,418              $39,651,115
                                    ==========            ============            =============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,306,962               $2,119,461
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (307,630)                (131,530)
 Mortality and expense risk
  charges                               (4,227,515)              (1,983,914)
                                     -------------            -------------
  Total expenses                        (4,535,145)              (2,115,444)
                                     -------------            -------------
  Net investment income (loss)          (1,228,183)                   4,017
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,915,575)                 585,795
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,135,173                4,078,958
                                     -------------            -------------
  Net gain (loss) on
   investments                          21,219,598                4,664,753
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $19,991,415               $4,668,770
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                   AMERICAN FUNDS           ADVANTAGE VT
                                    GLOBAL SMALL                OMEGA                FIDELITY VIP
                                CAPITALIZATION FUND          GROWTH FUND             EQUITY-INCOME
                                    SUB-ACCOUNT          SUB-ACCOUNT (2)(3)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $570,848                 $24,834                $1,667,567
                                    ------------             -----------             -------------
EXPENSES:
 Administrative charges                  (41,793)                 (3,584)                 (209,841)
 Mortality and expense risk
  charges                               (610,764)                (48,372)               (1,444,218)
                                    ------------             -----------             -------------
  Total expenses                        (652,557)                (51,956)               (1,654,059)
                                    ------------             -----------             -------------
  Net investment income
   (loss)                                (81,709)                (27,122)                   13,508
                                    ------------             -----------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  998,474                (399,222)               (3,799,736)
 Net realized gain on
  distributions                               --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,166,314                 814,915                17,337,928
                                    ------------             -----------             -------------
  Net gain (loss) on
   investments                         6,164,788                 415,693                13,538,192
                                    ------------             -----------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,083,079                $388,571               $13,551,700
                                    ============             ===========             =============


                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                  GROWTH             CONTRAFUND            MID CAP
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $10,951           $4,828,778            $168,287
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges              (72,068)            (975,441)           (268,305)
 Mortality and expense risk
  charges                           (499,940)          (6,362,125)         (1,854,589)
                               -------------       --------------       -------------
  Total expenses                    (572,008)          (7,337,566)         (2,122,894)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (561,057)          (2,508,788)         (1,954,607)
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,501,032)         (22,079,088)           (930,916)
 Net realized gain on
  distributions                      123,646              219,026             450,648
 Net unrealized appreciation
  (depreciation) of
  investments during the year      9,289,476           93,654,473          34,800,955
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                     7,912,090           71,794,411          34,320,687
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $7,351,033          $69,285,623         $32,366,080
                               =============       ==============       =============

(2)  Funded July 16, 2010.

(3) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            FIDELITY VIP
                                     FIDELITY VIP         DYNAMIC CAPITAL
                                        VALUE               APPRECIATION
                                      STRATEGIES             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $44,814                $4,361
                                     ------------            ----------
EXPENSES:
 Administrative charges                   (30,466)                   --
 Mortality and expense risk
  charges                                (222,955)              (29,480)
                                     ------------            ----------
  Total expenses                         (253,421)              (29,480)
                                     ------------            ----------
  Net investment income (loss)           (208,607)              (25,119)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   240,238               264,509
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,186,931                61,796
                                     ------------            ----------
  Net gain (loss) on
   investments                          3,427,169               326,305
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,218,562              $301,186
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FRANKLIN               FRANKLIN
                                     FRANKLIN            SMALL-MID CAP            SMALL CAP
                                      INCOME                 GROWTH                 VALUE
                                 SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $249,302                    $ --                $3,778
                                    ----------            ------------            ----------
EXPENSES:
 Administrative charges                     --                 (39,432)                   --
 Mortality and expense risk
  charges                              (42,378)               (563,667)               (5,790)
                                    ----------            ------------            ----------
  Total expenses                       (42,378)               (603,099)               (5,790)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                              206,924                (603,099)               (2,012)
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,158                 284,474                 5,888
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          191,483               7,308,552               147,467
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         200,641               7,593,026               153,355
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $407,565              $6,989,927              $151,343
                                    ==========            ============            ==========

                                      FRANKLIN                                         TEMPLETON
                                      STRATEGIC                FRANKLIN                DEVELOPING
                                       INCOME                MUTUAL SHARES              MARKETS
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,529,816               $1,394,365                $452,306
                                    -------------            -------------            ------------
EXPENSES:
 Administrative charges                  (139,627)                (113,480)                (30,284)
 Mortality and expense risk
  charges                              (2,111,133)              (1,611,214)               (466,295)
                                    -------------            -------------            ------------
  Total expenses                       (2,250,760)              (1,724,694)               (496,579)
                                    -------------            -------------            ------------
  Net investment income
   (loss)                               3,279,056                 (330,329)                (44,273)
                                    -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,677,888                  (78,342)              1,004,078
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,052,958                8,022,545               2,612,875
                                    -------------            -------------            ------------
  Net gain (loss) on
   investments                          6,730,846                7,944,203               3,616,953
                                    -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,009,902               $7,613,874              $3,572,680
                                    =============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      TEMPLETON               MUTUAL
                                        GROWTH           GLOBAL DISCOVERY
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $412,369               $5,666
                                     ------------            ---------
EXPENSES:
 Administrative charges                   (37,131)                  --
 Mortality and expense risk
  charges                                (542,027)              (4,646)
                                     ------------            ---------
  Total expenses                         (579,158)              (4,646)
                                     ------------            ---------
  Net investment income (loss)           (166,789)               1,020
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (647,793)              19,870
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,081,003               21,135
                                     ------------            ---------
  Net gain (loss) on
   investments                          1,433,210               41,005
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,266,421              $42,025
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                    TEMPLETON               HARTFORD              TOTAL
                                   GLOBAL BOND              ADVISERS           RETURN BOND
                                 SECURITIES FUND            HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (4)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $18,396                 $784,289          $28,360,160
                                    ----------            -------------       --------------
EXPENSES:
 Administrative charges                     --                 (103,722)          (1,365,719)
 Mortality and expense risk
  charges                              (14,312)                (712,612)          (9,270,883)
                                    ----------            -------------       --------------
  Total expenses                       (14,312)                (816,334)         (10,636,602)
                                    ----------            -------------       --------------
  Net investment income
   (loss)                                4,084                  (32,045)          17,723,558
                                    ----------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,615               (2,785,398)           2,048,455
 Net realized gain on
  distributions                          3,306                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          147,808                7,572,602           19,862,198
                                    ----------            -------------       --------------
  Net gain (loss) on
   investments                         152,729                4,787,204           21,910,653
                                    ----------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $156,813               $4,755,159          $39,634,211
                                    ==========            =============       ==============

                                 HARTFORD             HARTFORD
                                  CAPITAL             DIVIDEND                HARTFORD
                               APPRECIATION          AND GROWTH           GLOBAL RESEARCH
                                 HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (5)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $793,527           $8,704,599               $18,092
                               -------------       --------------            ----------
EXPENSES:
 Administrative charges                   --             (893,658)                   --
 Mortality and expense risk
  charges                         (1,519,359)          (5,834,546)              (27,766)
                               -------------       --------------            ----------
  Total expenses                  (1,519,359)          (6,728,204)              (27,766)
                               -------------       --------------            ----------
  Net investment income
   (loss)                           (725,832)           1,976,395                (9,674)
                               -------------       --------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (440,129)         (10,255,027)               11,868
 Net realized gain on
  distributions                           --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     14,994,235           57,978,130               162,600
                               -------------       --------------            ----------
  Net gain (loss) on
   investments                    14,554,106           47,723,103               174,468
                               -------------       --------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $13,828,274          $49,699,498              $164,794
                               =============       ==============            ==========

(4) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(5)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH           EQUITY
                                       HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $32,078           $4,085,360
                                     -------------       --------------
EXPENSES:
 Administrative charges                    (24,664)            (634,475)
 Mortality and expense risk
  charges                                 (167,919)          (4,472,084)
                                     -------------       --------------
  Total expenses                          (192,583)          (5,106,559)
                                     -------------       --------------
  Net investment income (loss)            (160,505)          (1,021,199)
                                     -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,522,231)         (12,910,891)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,018,788           51,465,827
                                     -------------       --------------
  Net gain (loss) on
   investments                           1,496,557           38,554,936
                                     -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,336,052          $37,533,737
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD            GROWTH             HARTFORD
                                       GROWTH          OPPORTUNITIES        HIGH YIELD
                                      HLS FUND           HLS FUND            HLS FUND
                                  SUB-ACCOUNT (6)       SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $49,630             $15,417            $532,212
                                    ------------       -------------       -------------
EXPENSES:
 Administrative charges                  (69,577)           (212,293)           (157,603)
 Mortality and expense risk
  charges                               (473,168)         (1,482,412)         (1,099,308)
                                    ------------       -------------       -------------
  Total expenses                        (542,745)         (1,694,705)         (1,256,911)
                                    ------------       -------------       -------------
  Net investment income
   (loss)                               (493,115)         (1,679,288)           (724,699)
                                    ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (902,370)         (7,692,139)            590,555
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,935,187          25,266,414          10,733,627
                                    ------------       -------------       -------------
  Net gain (loss) on
   investments                         6,032,817          17,574,275          11,324,182
                                    ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,539,702         $15,894,987         $10,599,483
                                    ============       =============       =============

                                                               HARTFORD                 HARTFORD
                                      HARTFORD              INTERNATIONAL            SMALL/MID CAP
                                       INDEX                OPPORTUNITIES                EQUITY
                                      HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (7)(8)        SUB-ACCOUNT (9)
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $356,459                $2,875,794                 $89,622
                                    ------------            --------------            ------------
EXPENSES:
 Administrative charges                  (42,232)                 (404,074)                     --
 Mortality and expense risk
  charges                               (298,767)               (2,800,276)               (196,815)
                                    ------------            --------------            ------------
  Total expenses                        (340,999)               (3,204,350)               (196,815)
                                    ------------            --------------            ------------
  Net investment income
   (loss)                                 15,460                  (328,556)               (107,193)
                                    ------------            --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  216,319               (55,241,252)                 91,843
 Net realized gain on
  distributions                               --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,416,937                78,824,937               2,442,749
                                    ------------            --------------            ------------
  Net gain (loss) on
   investments                         2,633,256                23,583,685               2,534,592
                                    ------------            --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,648,716               $23,255,129              $2,427,399
                                    ============            ==============            ============

(6) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(7) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(8) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(9)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD
                                      MIDCAP VALUE             MONEY MARKET
                                        HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (10)(11)          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $62,893                      $ --
                                      ------------             -------------
EXPENSES:
 Administrative charges                         --                  (419,458)
 Mortality and expense risk
  charges                                  (82,063)               (2,981,977)
                                      ------------             -------------
  Total expenses                           (82,063)               (3,401,435)
                                      ------------             -------------
  Net investment income (loss)             (19,170)               (3,401,435)
                                      ------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    196,861                        --
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              895,088                        --
                                      ------------             -------------
  Net gain (loss) on
   investments                           1,091,949                        --
                                      ------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,072,779               $(3,401,435)
                                      ============             =============

(10) Funded June 24, 2010.

(11) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --            $404,293
                                    -------------            -------------       -------------
EXPENSES:
 Administrative charges                        --                  (67,757)            (70,612)
 Mortality and expense risk
  charges                                (844,637)                (485,047)           (486,909)
                                    -------------            -------------       -------------
  Total expenses                         (844,637)                (552,804)           (557,521)
                                    -------------            -------------       -------------
  Net investment income
   (loss)                                (844,637)                (552,804)           (153,228)
                                    -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (508,084)                (694,460)         (1,832,067)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,881,054               11,847,121           6,195,619
                                    -------------            -------------       -------------
  Net gain (loss) on
   investments                         12,372,970               11,152,661           4,363,552
                                    -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,528,333              $10,599,857          $4,210,324
                                    =============            =============       =============

                                      HARTFORD
                                   U.S. GOVERNMENT              HARTFORD             AMERICAN FUNDS
                                     SECURITIES                  VALUE                    BOND
                                      HLS FUND                  HLS FUND                HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (12)(13)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,564,876                $2,005,973              $119,972
                                    -------------            --------------            ----------
EXPENSES:
 Administrative charges                  (586,572)                 (282,208)                   --
 Mortality and expense risk
  charges                              (4,024,078)               (1,845,241)              (58,109)
                                    -------------            --------------            ----------
  Total expenses                       (4,610,650)               (2,127,449)              (58,109)
                                    -------------            --------------            ----------
  Net investment income
   (loss)                               7,954,226                  (121,476)               61,863
                                    -------------            --------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   226,347               (21,558,973)               10,530
 Net realized gain on
  distributions                                --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,520,141)               38,767,595               165,024
                                    -------------            --------------            ----------
  Net gain (loss) on
   investments                         (1,293,794)               17,208,622               175,554
                                    -------------            --------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,660,432               $17,087,146              $237,417
                                    =============            ==============            ==========

(12) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(13) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS         GLOBAL SMALL
                                   GLOBAL GROWTH        CAPITALIZATION
                                     HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,933                  $155
                                     ---------            ----------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                               (3,466)              (10,952)
                                     ---------            ----------
  Total expenses                        (3,466)              (10,952)
                                     ---------            ----------
  Net investment income (loss)            (533)              (10,797)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,022                 7,915
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,461               202,078
                                     ---------            ----------
  Net gain (loss) on
   investments                          32,483               209,993
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $31,950              $199,196
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                      GROWTH            GROWTH-INCOME         INTERNATIONAL
                                     HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $20,154               $30,403               $31,579
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (44,159)              (25,938)              (33,800)
                                    ----------            ----------            ----------
  Total expenses                       (44,159)              (25,938)              (33,800)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (24,005)                4,465                (2,221)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,554                   648                24,667
 Net realized gain on
  distributions                             --                    --                10,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year          709,680               229,922               195,460
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         727,234               230,570               230,872
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $703,229              $235,035              $228,651
                                    ==========            ==========            ==========

                                    LORD ABBETT             LORD ABBETT              LORD ABBETT
                                    FUNDAMENTAL          CAPITAL STRUCTURE              BOND
                                  EQUITY PORTFOLIO           PORTFOLIO             DEBENTURE FUND
                                  SUB-ACCOUNT (14)        SUB-ACCOUNT (15)           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $100,775                $739,714               $6,257,583
                                    ------------            ------------            -------------
EXPENSES:
 Administrative charges                  (63,865)                (52,600)                (207,290)
 Mortality and expense risk
  charges                               (366,666)               (260,156)              (1,310,983)
                                    ------------            ------------            -------------
  Total expenses                        (430,531)               (312,756)              (1,518,273)
                                    ------------            ------------            -------------
  Net investment income
   (loss)                               (329,756)                426,958                4,739,310
                                    ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (131,089)               (227,888)                 549,062
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,698,089               3,105,665                5,310,018
                                    ------------            ------------            -------------
  Net gain (loss) on
   investments                         5,567,000               2,877,777                5,859,080
                                    ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,237,244              $3,304,735              $10,598,390
                                    ============            ============            =============

(14) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(15) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                 GROWTH AND              LORD ABBETT
                                   INCOME                  CLASSIC
                                  PORTFOLIO            STOCK PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT (16)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,158,420                 $75,552
                                -------------            ------------
EXPENSES:
 Administrative charges              (429,511)                (36,098)
 Mortality and expense risk
  charges                          (2,596,804)               (224,063)
                                -------------            ------------
  Total expenses                   (3,026,315)               (260,161)
                                -------------            ------------
  Net investment income (loss)     (1,867,895)               (184,609)
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (9,800,609)                 93,689
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      43,252,201               2,284,477
                                -------------            ------------
  Net gain (loss) on
   investments                     33,451,592               2,378,166
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $31,583,697              $2,193,557
                                =============            ============

(16) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               MFS INVESTORS
                                     MFS CORE             MFS GROWTH               GROWTH
                                  EQUITY SERIES             SERIES              STOCK SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,100                 $8,071               $19,839
                                    ----------            -----------            ----------
EXPENSES:
 Administrative charges                 (6,223)                (8,438)               (5,741)
 Mortality and expense risk
  charges                              (82,275)              (121,400)              (80,523)
                                    ----------            -----------            ----------
  Total expenses                       (88,498)              (129,838)              (86,264)
                                    ----------            -----------            ----------
  Net investment income
   (loss)                              (37,398)              (121,767)              (66,425)
                                    ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (8,127)                74,457                59,487
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          689,282                838,202               432,299
                                    ----------            -----------            ----------
  Net gain (loss) on
   investments                         681,155                912,659               491,786
                                    ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $643,757               $790,892              $425,361
                                    ==========            ===========            ==========


                                   MFS INVESTORS         MFS TOTAL              MFS VALUE
                                    TRUST SERIES       RETURN SERIES              SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $169,640          $3,782,332               $21,162
                                    ------------       -------------            ----------
EXPENSES:
 Administrative charges                  (17,230)           (176,394)                   --
 Mortality and expense risk
  charges                               (249,491)         (2,393,624)              (17,241)
                                    ------------       -------------            ----------
  Total expenses                        (266,721)         (2,570,018)              (17,241)
                                    ------------       -------------            ----------
  Net investment income
   (loss)                                (97,081)          1,212,314                 3,921
                                    ------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  252,539          (1,786,997)                2,247
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            946,148          10,526,386               183,774
                                    ------------       -------------            ----------
  Net gain (loss) on
   investments                         1,198,687           8,739,389               186,021
                                    ------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,101,606          $9,951,703              $189,942
                                    ============       =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.           UIF CORE PLUS
                                      EQUITY AND             FIXED INCOME
                                     INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT (17)        SUB-ACCOUNT (18)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $352,809               $5,774,147
                                     ------------            -------------
EXPENSES:
 Administrative charges                   (24,209)                (126,823)
 Mortality and expense risk
  charges                                (325,950)              (1,706,751)
                                     ------------            -------------
  Total expenses                         (350,159)              (1,833,574)
                                     ------------            -------------
  Net investment income (loss)              2,650                3,940,573
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   432,158                 (816,775)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,115,278                1,888,214
                                     ------------            -------------
  Net gain (loss) on
   investments                          1,547,436                1,071,439
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,550,086               $5,012,012
                                     ============            =============

(17) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(18) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                   UIF EMERGING            UIF EMERGING           VAN KAMPEN V.I.
                                   MARKETS DEBT           MARKETS EQUITY                HIGH
                                     PORTFOLIO               PORTFOLIO               YIELD FUND
                                 SUB-ACCOUNT (19)        SUB-ACCOUNT (20)         SUB-ACCOUNT (21)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $436,517                 $530,184              $1,962,004
                                    -----------            -------------            ------------
EXPENSES:
 Administrative charges                 (13,242)                (171,416)                (24,825)
 Mortality and expense risk
  charges                              (193,982)              (1,367,844)               (333,419)
                                    -----------            -------------            ------------
  Total expenses                       (207,224)              (1,539,260)               (358,244)
                                    -----------            -------------            ------------
  Net investment income
   (loss)                               229,293               (1,009,076)              1,603,760
                                    -----------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  92,173                  768,020                  41,681
 Net realized gain on
  distributions                              --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           442,854               14,740,628                 177,656
                                    -----------            -------------            ------------
  Net gain (loss) on
   investments                          535,027               15,508,648                 219,337
                                    -----------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $764,320              $14,499,572              $1,823,097
                                    ===========            =============            ============

                                                                INVESCO
                                     UIF MID CAP            VAN KAMPEN V.I.         MORGAN STANLEY --
                                       GROWTH                   MID CAP               FOCUS GROWTH
                                      PORTFOLIO               VALUE FUND                PORTFOLIO
                                  SUB-ACCOUNT (22)         SUB-ACCOUNT (23)            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $546,536                  $28,877
                                    -------------            -------------            -------------
EXPENSES:
 Administrative charges                   (80,673)                 (90,829)                (115,010)
 Mortality and expense risk
  charges                                (543,273)                (937,240)              (1,065,837)
                                    -------------            -------------            -------------
  Total expenses                         (623,946)              (1,028,069)              (1,180,847)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                (623,946)                (481,533)              (1,151,970)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   476,287               (1,482,306)               3,403,321
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,107,221               12,925,477               15,749,682
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         11,583,508               11,443,171               19,153,003
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,959,562              $10,961,638              $18,001,033
                                    =============            =============            =============

(19) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(21) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          MORGAN STANLEY --
                                 INVESCO V.I. SELECT           CAPITAL
                                      DIMENSIONS            OPPORTUNITIES
                                    BALANCED FUND             PORTFOLIO
                                   SUB-ACCOUNT (24)          SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $701,596                    $ --
                                     ------------            ------------
EXPENSES:
 Administrative charges                   (51,379)                (22,622)
 Mortality and expense risk
  charges                                (507,669)               (235,283)
                                     ------------            ------------
  Total expenses                         (559,048)               (257,905)
                                     ------------            ------------
  Net investment income (loss)            142,548                (257,905)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (104,336)                575,708
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,742,411               3,185,241
                                     ------------            ------------
  Net gain (loss) on
   investments                          2,638,075               3,760,949
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,780,623              $3,503,044
                                     ============            ============

(24) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY --                               INVESCO V.I. SELECT
                                      MID CAP            MORGAN STANLEY --           DIMENSIONS
                                       GROWTH             FLEXIBLE INCOME             DIVIDEND
                                     PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (25)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $26,558              $1,561,487               $1,362,264
                                    ------------            ------------            -------------
EXPENSES:
 Administrative charges                  (39,807)                (36,844)                (120,463)
 Mortality and expense risk
  charges                               (389,063)               (394,948)              (1,115,552)
                                    ------------            ------------            -------------
  Total expenses                        (428,870)               (431,792)              (1,236,015)
                                    ------------            ------------            -------------
  Net investment income
   (loss)                               (402,312)              1,129,695                  126,249
                                    ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,836,550                (533,161)               1,163,963
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,169,308               1,177,658                5,484,504
                                    ------------            ------------            -------------
  Net gain (loss) on
   investments                         8,005,858                 644,497                6,648,467
                                    ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,603,546              $1,774,192               $6,774,716
                                    ============            ============            =============

                                 MORGAN STANLEY --                                MORGAN STANLEY --
                                      CAPITAL             MORGAN STANLEY --             GLOBAL
                                       GROWTH               MONEY MARKET            INFRASTRUCTURE
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                  $10,920                $670,456
                                    ------------            -------------            ------------
EXPENSES:
 Administrative charges                  (33,144)                (143,960)                (42,402)
 Mortality and expense risk
  charges                               (432,347)              (1,861,515)               (391,116)
                                    ------------            -------------            ------------
  Total expenses                        (465,491)              (2,005,475)               (433,518)
                                    ------------            -------------            ------------
  Net investment income
   (loss)                               (465,491)              (1,994,555)                236,938
                                    ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,704,254                       --                 790,918
 Net realized gain on
  distributions                               --                       --               1,268,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,848,658                       --                (992,686)
                                    ------------            -------------            ------------
  Net gain (loss) on
   investments                         5,552,912                       --               1,066,441
                                    ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,087,421              $(1,994,555)             $1,303,379
                                    ============            =============            ============

(25) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   INVESCO V.I. SELECT
                                       DIMENSIONS               UIF SMALL
                                    EQUALLY-WEIGHTED          COMPANY GROWTH
                                    S&P 500 PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT (26)         SUB-ACCOUNT (27)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,198,306                    $ --
                                      -------------            ------------
EXPENSES:
 Administrative charges                    (119,509)                     --
 Mortality and expense risk
  charges                                (1,394,304)               (227,030)
                                      -------------            ------------
  Total expenses                         (1,513,813)               (227,030)
                                      -------------            ------------
  Net investment income (loss)             (315,507)               (227,030)
                                      -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (901,252)               (552,587)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        16,513,955               3,229,853
                                      -------------            ------------
  Net gain (loss) on
   investments                           15,612,703               2,677,266
                                      -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $15,297,196              $2,450,236
                                      =============            ============

(26) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UIF GLOBAL           OPPENHEIMER            OPPENHEIMER
                                    FRANCHISE          SMALL- & MID-CAP           CAPITAL
                                    PORTFOLIO           GROWTH FUND/VA       APPRECIATION FUND
                                 SUB-ACCOUNT (28)      SUB-ACCOUNT (29)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $126,479                  $ --                   $ --
                                   ------------          ------------          -------------
EXPENSES:
 Administrative charges                 (26,855)               (8,551)              (187,288)
 Mortality and expense risk
  charges                              (432,903)              (58,614)            (1,274,714)
                                   ------------          ------------          -------------
  Total expenses                       (459,758)              (67,165)            (1,462,002)
                                   ------------          ------------          -------------
  Net investment income
   (loss)                              (333,279)              (67,165)            (1,462,002)
                                   ------------          ------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 125,084               (16,041)            (1,842,378)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         2,661,875             1,160,128             10,397,782
                                   ------------          ------------          -------------
  Net gain (loss) on
   investments                        2,786,959             1,144,087              8,555,404
                                   ------------          ------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,453,680            $1,076,922             $7,093,402
                                   ============          ============          =============

                                   OPPENHEIMER                                  OPPENHEIMER
                                      GLOBAL             OPPENHEIMER            MAIN STREET
                                 SECURITIES FUND       MAIN STREET FUND       SMALL CAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,538,627              $120,752               $585,327
                                   ------------          ------------          -------------
EXPENSES:
 Administrative charges                (566,833)              (23,034)              (270,422)
 Mortality and expense risk
  charges                            (3,641,755)             (175,093)            (1,887,439)
                                   ------------          ------------          -------------
  Total expenses                     (4,208,588)             (198,127)            (2,157,861)
                                   ------------          ------------          -------------
  Net investment income
   (loss)                              (669,961)              (77,375)            (1,572,534)
                                   ------------          ------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (7,633,420)             (349,524)            (4,284,545)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        45,272,956             2,258,488             32,960,282
                                   ------------          ------------          -------------
  Net gain (loss) on
   investments                       37,639,536             1,908,964             28,675,737
                                   ------------          ------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $36,969,575            $1,831,589            $27,103,203
                                   ============          ============          =============

(28) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(29) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT               PUTNAM VT
                                 DIVERSIFIED             GLOBAL ASSET
                                   INCOME                 ALLOCATION
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $14,280,352                $898,379
                                -------------            ------------
EXPENSES:
 Administrative charges              (196,383)                (32,552)
 Mortality and expense risk
  charges                          (1,346,748)               (218,203)
                                -------------            ------------
  Total expenses                   (1,543,131)               (250,755)
                                -------------            ------------
  Net investment income (loss)     12,737,221                 647,624
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               757,826                  26,181
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,253)              1,309,828
                                -------------            ------------
  Net gain (loss) on
   investments                     (2,055,427)              1,336,009
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $10,681,794              $1,983,633
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT         PUTNAM VT
                                     GROWTH AND           INTERNATIONAL     INTERNATIONAL
                                       INCOME              VALUE FUND          EQUITY
                                    SUB-ACCOUNT         SUB-ACCOUNT (30)     SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $107,890              $28,209          $3,723,465
                                    ------------            ---------       -------------
EXPENSES:
 Administrative charges                  (13,987)                  --            (213,687)
 Mortality and expense risk
  charges                                (92,664)             (13,667)         (1,482,155)
                                    ------------            ---------       -------------
  Total expenses                        (106,651)             (13,667)         (1,695,842)
                                    ------------            ---------       -------------
  Net investment income
   (loss)                                  1,239               14,542           2,027,623
                                    ------------            ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (289,859)              (5,805)         (3,881,335)
 Net realized gain on
  distributions                               --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,121,742               50,490          10,537,564
                                    ------------            ---------       -------------
  Net gain (loss) on
   investments                           831,883               44,685           6,656,229
                                    ------------            ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $833,122              $59,227          $8,683,852
                                    ============            =========       =============

                                                              PUTNAM VT            PUTNAM VT
                                     PUTNAM VT                MULTI-CAP            SMALL CAP
                                     INVESTORS               GROWTH FUND             VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT (31)(32)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $779,070                    $331              $237,120
                                    ------------              ----------         -------------
EXPENSES:
 Administrative charges                 (128,336)                 (3,187)             (151,713)
 Mortality and expense risk
  charges                               (848,161)                (34,503)           (1,055,167)
                                    ------------              ----------         -------------
  Total expenses                        (976,497)                (37,690)           (1,206,880)
                                    ------------              ----------         -------------
  Net investment income
   (loss)                               (197,427)                (37,359)             (969,760)
                                    ------------              ----------         -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (423,903)                (81,770)           (6,525,333)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,683,524                 690,477            24,452,059
                                    ------------              ----------         -------------
  Net gain (loss) on
   investments                         8,259,621                 608,707            17,926,726
                                    ------------              ----------         -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,062,194                $571,348           $16,956,966
                                    ============              ==========         =============

(30) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(31) Funded September 24, 2010.

(32) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND              VOYAGER
                                   SUB-ACCOUNT (33)          SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $661,480                $205,677
                                     ------------            ------------
EXPENSES:
 Administrative charges                   (25,537)                (25,325)
 Mortality and expense risk
  charges                                (161,776)               (188,275)
                                     ------------            ------------
  Total expenses                         (187,313)               (213,600)
                                     ------------            ------------
  Net investment income (loss)            474,167                  (7,923)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (544,031)              1,182,967
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,187,162                 983,115
                                     ------------            ------------
  Net gain (loss) on
   investments                            643,131               2,166,082
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,117,298              $2,158,159
                                     ============            ============

(33) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               INVESCO
                                     PUTNAM VT             VAN KAMPEN V.I.              INVESCO
                                       EQUITY                GROWTH AND             VAN KAMPEN V.I.
                                    INCOME FUND              INCOME FUND             COMSTOCK FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (34)         SUB-ACCOUNT (35)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $352,757                 $161,509                 $214,756
                                    ------------            -------------            -------------
EXPENSES:
 Administrative charges                       --                 (255,047)                (268,512)
 Mortality and expense risk
  charges                               (222,564)              (2,162,418)              (2,372,356)
                                    ------------            -------------            -------------
  Total expenses                        (222,564)              (2,417,465)              (2,640,868)
                                    ------------            -------------            -------------
  Net investment income
   (loss)                                130,193               (2,255,956)              (2,426,112)
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  373,914               (1,974,172)              (7,124,217)
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,505,927               19,266,543               29,789,701
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         1,879,841               17,292,371               22,665,484
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,010,034              $15,036,415              $20,239,372
                                    ============            =============            =============

                                     INVESCO               INVESCO
                                 VAN KAMPEN V.I.       VAN KAMPEN V.I.            INVESCO
                                     CAPITAL               MID CAP            VAN KAMPEN V.I.
                                   GROWTH FUND           GROWTH FUND          GOVERNMENT FUND
                                 SUB-ACCOUNT (36)      SUB-ACCOUNT (37)       SUB-ACCOUNT (38)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --                 $57,473
                                    ----------            ----------            ------------
EXPENSES:
 Administrative charges                 (3,902)                   --                      --
 Mortality and expense risk
  charges                              (59,145)              (30,052)               (579,772)
                                    ----------            ----------            ------------
  Total expenses                       (63,047)              (30,052)               (579,772)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                              (63,047)              (30,052)               (522,299)
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                143,439                68,032                  31,309
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          422,335               289,282               1,271,606
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         565,774               357,314               1,302,915
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $502,727              $327,262                $780,616
                                    ==========            ==========            ============

(34) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                    INDEX ASSET         TOTAL RETURN
                                  ALLOCATION FUND         BOND FUND
                                 SUB-ACCOUNT (39)        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,773              $62,243
                                     ---------            ---------
EXPENSES:
 Administrative charges                   (987)              (3,680)
 Mortality and expense risk
  charges                               (8,562)             (28,096)
                                     ---------            ---------
  Total expenses                        (9,549)             (31,776)
                                     ---------            ---------
  Net investment income (loss)            (776)              30,467
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (20,143)              20,926
 Net realized gain on
  distributions                             --               46,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year           69,362              (14,873)
                                     ---------            ---------
  Net gain (loss) on
   investments                          49,219               52,168
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $48,443              $82,635
                                     =========            =========

(39) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO              WELLS FARGO           WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT          ADVANTAGE VT
                                       INTRINSIC              INTERNATIONAL             MONEY
                                      VALUE FUND               EQUITY FUND           MARKET FUND
                                 SUB-ACCOUNT (40)(41)       SUB-ACCOUNT (42)      SUB-ACCOUNT (43)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $13,929                   $1,287                 $320
                                      -----------              -----------            ---------
EXPENSES:
 Administrative charges                    (3,460)                    (213)              (3,159)
 Mortality and expense risk
  charges                                 (21,817)                  (3,438)             (25,013)
                                      -----------              -----------            ---------
  Total expenses                          (25,277)                  (3,651)             (28,172)
                                      -----------              -----------            ---------
  Net investment income
   (loss)                                 (11,348)                  (2,364)             (27,852)
                                      -----------              -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (301,061)                (137,699)                  --
 Net realized gain on
  distributions                                --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             511,856                  165,242                   --
                                      -----------              -----------            ---------
  Net gain (loss) on
   investments                            210,795                   27,543                   --
                                      -----------              -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $199,447                  $25,179             $(27,852)
                                      ===========              ===========            =========

                                   WELLS FARGO                                 WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO          ADVANTAGE VT
                                    SMALL CAP           ADVANTAGE VT            SMALL CAP
                                   GROWTH FUND         DISCOVERY FUND          VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (44)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                $1,421
                                    ----------            ---------             ---------
EXPENSES:
 Administrative charges                 (5,408)                  --                    --
 Mortality and expense risk
  charges                              (37,559)              (3,692)               (1,652)
                                    ----------            ---------             ---------
  Total expenses                       (42,967)              (3,692)               (1,652)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                              (42,967)              (3,692)                 (231)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,587                1,668                  (477)
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          669,486               82,493                15,321
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         680,073               84,161                14,844
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $637,106              $80,469               $14,613
                                    ==========            =========             =========

(40) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Intrinsic Value Fund.

(42) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(43) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(44) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO            ADVANTAGE VT
                                    ADVANTAGE VT               CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (45)(46)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,559                 $2,724
                                     ----------              ---------
EXPENSES:
 Administrative charges                      --                    (73)
 Mortality and expense risk
  charges                                (7,726)                (2,213)
                                     ----------              ---------
  Total expenses                         (7,726)                (2,286)
                                     ----------              ---------
  Net investment income (loss)           (4,167)                   438
                                     ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4,501                (23,007)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            96,803                 58,262
                                     ----------              ---------
  Net gain (loss) on
   investments                          101,304                 35,255
                                     ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $97,137                $35,693
                                     ==========              =========

(45) Funded July 16, 2010.

(46) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH          INTERNATIONAL
                                  STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $935,702              $2,317,332
 Net realized gain (loss) on
  security transactions                 (2,438,954)             (9,426,748)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,985,798              13,377,021
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,482,546               6,267,605
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 588,630               1,788,560
 Net transfers                          (5,514,617)              2,221,966
 Surrenders for benefit
  payments and fees                     (9,728,809)            (20,372,563)
 Net annuity transactions                       --                 (17,876)
 Other                                          --                      --
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,654,796)            (16,379,913)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (7,172,250)            (10,112,308)
NET ASSETS:
 Beginning of year                      98,415,836             225,461,994
                                    --------------          --------------
 End of year                           $91,243,586            $215,349,686
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(445,545)               $168,436                $67,050
 Net realized gain (loss) on
  security transactions                  (91,565)             (3,045,495)                38,425
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,798,598              13,641,994              1,387,709
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,261,488              10,764,935              1,493,184
                                   -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               277,493                 823,914                180,972
 Net transfers                         5,095,471                 233,168                263,780
 Surrenders for benefit
  payments and fees                   (3,067,209)            (10,444,017)            (1,715,661)
 Net annuity transactions                 (2,064)                 (9,545)                    --
 Other                                        --                      --                     --
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,303,691              (9,396,480)            (1,270,909)
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets                           9,565,179               1,368,455                222,275
NET ASSETS:
 Beginning of year                    29,517,468             110,062,067             17,507,794
                                   -------------          --------------          -------------
 End of year                         $39,082,647            $111,430,522            $17,730,069
                                   =============          ==============          =============

                                   INVESCO V.I.         AMERICAN FUNDS
                                  INTERNATIONAL             GLOBAL              AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND            GROWTH FUND
                                 SUB-ACCOUNT (1)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,572              $(232,566)            $(3,333,960)
 Net realized gain (loss) on
  security transactions                   3,771              1,487,301               1,043,183
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           104,538              3,309,683              41,941,892
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            116,881              4,564,418              39,651,115
                                   ------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              101,820                163,734                 751,321
 Net transfers                           85,768                363,089             (11,317,780)
 Surrenders for benefit
  payments and fees                     (38,169)            (6,605,826)            (39,480,802)
 Net annuity transactions                    --                 13,442                 (25,972)
 Other                                       --                     --                      --
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     149,419             (6,065,561)            (50,073,233)
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets                            266,300             (1,501,143)            (10,422,118)
NET ASSETS:
 Beginning of year                      777,469             54,444,590             282,227,228
                                   ------------          -------------          --------------
 End of year                         $1,043,769            $52,943,447            $271,805,110
                                   ============          =============          ==============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   GROWTH-INCOME FUND        INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,228,183)                   $4,017
 Net realized gain (loss) on
  security transactions                  (1,915,575)                  585,795
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,135,173                 4,078,958
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             19,991,415                 4,668,770
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  522,830                   207,027
 Net transfers                           (7,204,706)               (3,826,866)
 Surrenders for benefit
  payments and fees                     (35,258,681)              (16,257,986)
 Net annuity transactions                    82,813                     3,685
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (41,857,744)              (19,874,140)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (21,866,329)              (15,205,370)
NET ASSETS:
 Beginning of year                      255,479,386               121,552,054
                                     --------------            --------------
 End of year                           $233,613,057              $106,346,684
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT
                                    GLOBAL SMALL                OMEGA            FIDELITY VIP
                                 CAPITALIZATION FUND         GROWTH FUND        EQUITY-INCOME
                                     SUB-ACCOUNT          SUB-ACCOUNT (2)(3)     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(81,709)               $(27,122)             $13,508
 Net realized gain (loss) on
  security transactions                   998,474                (399,222)          (3,799,736)
 Net realized gain on
  distributions                                --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,166,314                 814,915           17,337,928
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,083,079                 388,571           13,551,700
                                    -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 88,140                  11,128              730,010
 Net transfers                           (493,102)               (169,586)          (1,670,207)
 Surrenders for benefit
  payments and fees                    (5,457,120)               (447,546)         (10,220,965)
 Net annuity transactions                   2,728                      --               (7,268)
 Other                                         --                      --                   --
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,859,354)               (606,004)         (11,168,430)
                                    -------------            ------------       --------------
 Net increase (decrease) in
  net assets                              223,725                (217,433)           2,383,270
NET ASSETS:
 Beginning of year                     34,878,989               3,550,147          108,465,628
                                    -------------            ------------       --------------
 End of year                          $35,102,714              $3,332,714         $110,848,898
                                    =============            ============       ==============


                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                  GROWTH             CONTRAFUND            MID CAP
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(561,057)         $(2,508,788)         $(1,954,607)
 Net realized gain (loss) on
  security transactions           (1,501,032)         (22,079,088)            (930,916)
 Net realized gain on
  distributions                      123,646              219,026              450,648
 Net unrealized appreciation
  (depreciation) of
  investments during the year      9,289,476           93,654,473           34,800,955
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       7,351,033           69,285,623           32,366,080
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           265,519            2,691,429            1,206,303
 Net transfers                    (1,896,559)         (22,109,837)           5,481,582
 Surrenders for benefit
  payments and fees               (3,234,054)         (43,911,534)         (13,571,333)
 Net annuity transactions             (4,494)             (11,002)              13,481
 Other                                    --                  195                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,869,588)         (63,340,749)          (6,869,967)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       2,481,445            5,944,874           25,496,113
NET ASSETS:
 Beginning of year                37,759,820          511,511,847          129,049,709
                               -------------       --------------       --------------
 End of year                     $40,241,265         $517,456,721         $154,545,822
                               =============       ==============       ==============

(2)  Funded July 16, 2010.

(3) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         FIDELITY VIP
                                FIDELITY VIP           DYNAMIC CAPITAL
                                    VALUE                APPRECIATION
                                 STRATEGIES               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(208,607)               $(25,119)
 Net realized gain (loss) on
  security transactions               240,238                 264,509
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,186,931                  61,796
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,218,562                 301,186
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             77,685                  24,684
 Net transfers                      1,096,674                 362,276
 Surrenders for benefit
  payments and fees                (1,604,757)               (347,366)
 Net annuity transactions                  --                      --
 Other                                     --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (430,398)                 39,594
                                -------------            ------------
 Net increase (decrease) in
  net assets                        2,788,164                 340,780
NET ASSETS:
 Beginning of year                 14,071,886               1,961,720
                                -------------            ------------
 End of year                      $16,860,050              $2,302,500
                                =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $206,924                $(603,099)              $(2,012)
 Net realized gain (loss) on
  security transactions                    9,158                  284,474                 5,888
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            191,483                7,308,552               147,467
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             407,565                6,989,927               151,343
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               162,169                   68,595                45,646
 Net transfers                          (309,226)                (673,256)               45,240
 Surrenders for benefit
  payments and fees                     (144,487)              (4,919,320)              (18,167)
 Net annuity transactions                 18,208                      163                    --
 Other                                        --                       --                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (273,336)              (5,523,818)               72,719
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             134,229                1,466,109               224,062
NET ASSETS:
 Beginning of year                     3,903,300               31,884,193               463,015
                                    ------------            -------------            ----------
 End of year                          $4,037,529              $33,350,302              $687,077
                                    ============            =============            ==========

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                  FRANKLIN                DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,279,056                 $(330,329)                $(44,273)
 Net realized gain (loss) on
  security transactions                  1,677,888                   (78,342)               1,004,078
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,052,958                 8,022,545                2,612,875
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,009,902                 7,613,874                3,572,680
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 231,426                   416,739                   75,788
 Net transfers                           5,265,309                (2,777,522)                 413,501
 Surrenders for benefit
  payments and fees                    (20,897,878)              (13,986,330)              (3,952,732)
 Net annuity transactions                    7,067                   (24,526)                 (10,581)
 Other                                          --                        --                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (15,394,076)              (16,371,639)              (3,474,024)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (5,384,174)               (8,757,765)                  98,656
NET ASSETS:
 Beginning of year                     115,396,444                96,321,670               26,824,769
                                    --------------            --------------            -------------
 End of year                          $110,012,270               $87,563,905              $26,923,425
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                MUTUAL
                                        GROWTH             GLOBAL DISCOVERY
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(166,789)                $1,020
 Net realized gain (loss) on
  security transactions                   (647,793)                19,870
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,081,003                 21,135
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,266,421                 42,025
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  73,194                    100
 Net transfers                          (1,527,065)              (104,332)
 Surrenders for benefit
  payments and fees                     (5,098,117)               (13,944)
 Net annuity transactions                      682                     --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,551,306)              (118,176)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (5,284,885)               (76,151)
NET ASSETS:
 Beginning of year                      34,180,658                444,351
                                     -------------            -----------
 End of year                           $28,895,773               $368,200
                                     =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD              TOTAL
                                    GLOBAL BOND               ADVISERS           RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (4)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,084                 $(32,045)         $17,723,558
 Net realized gain (loss) on
  security transactions                    1,615               (2,785,398)           2,048,455
 Net realized gain on
  distributions                            3,306                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,808                7,572,602           19,862,198
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             156,813                4,755,159           39,634,211
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                83,228                  392,015            5,140,479
 Net transfers                           268,888               (1,109,291)          26,868,775
 Surrenders for benefit
  payments and fees                      (48,171)              (5,111,226)         (79,026,486)
 Net annuity transactions                     --                   (2,657)              35,591
 Other                                        --                       --                  292
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      303,945               (5,831,159)         (46,981,349)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                             460,758               (1,076,000)          (7,347,138)
NET ASSETS:
 Beginning of year                       974,084               54,390,446          680,265,550
                                    ------------            -------------       --------------
 End of year                          $1,434,842              $53,314,446         $672,918,412
                                    ============            =============       ==============

                                  HARTFORD             HARTFORD
                                  CAPITAL              DIVIDEND                 HARTFORD
                                APPRECIATION          AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (5)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(725,832)          $1,976,395                 $(9,674)
 Net realized gain (loss) on
  security transactions              (440,129)         (10,255,027)                 11,868
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      14,994,235           57,978,130                 162,600
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,828,274           49,699,498                 164,794
                               --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,895,396            3,741,315                   2,953
 Net transfers                     16,611,539           (5,317,095)                (71,666)
 Surrenders for benefit
  payments and fees                (9,835,273)         (39,573,371)               (225,512)
 Net annuity transactions              39,207              (15,404)                     --
 Other                                     --                   --                      --
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,710,869          (41,164,555)               (294,225)
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets                       22,539,143            8,534,943                (129,431)
NET ASSETS:
 Beginning of year                 92,510,894          469,292,062               1,740,040
                               --------------       --------------            ------------
 End of year                     $115,050,037         $477,827,005              $1,610,609
                               ==============       ==============            ============

(4) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(5)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH           EQUITY
                                       HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,505)         $(1,021,199)
 Net realized gain (loss) on
  security transactions                 (1,522,231)         (12,910,891)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,018,788           51,465,827
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,336,052           37,533,737
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  99,719            2,248,043
 Net transfers                            (866,581)         (14,543,164)
 Surrenders for benefit
  payments and fees                     (1,021,487)         (33,584,140)
 Net annuity transactions                       --              (47,394)
 Other                                          --                   --
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,788,349)         (45,926,655)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                              (452,297)          (8,392,918)
NET ASSETS:
 Beginning of year                      13,590,626          338,385,719
                                     -------------       --------------
 End of year                           $13,138,329         $329,992,801
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH             HARTFORD
                                       GROWTH           OPPORTUNITIES         HIGH YIELD
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (6)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(493,115)         $(1,679,288)          $(724,699)
 Net realized gain (loss) on
  security transactions                  (902,370)          (7,692,139)            590,555
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,935,187           25,266,414          10,733,627
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,539,702           15,894,987          10,599,483
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                221,868            1,167,419             440,961
 Net transfers                          3,805,221           (7,805,275)         16,283,135
 Surrenders for benefit
  payments and fees                    (3,080,083)          (9,187,168)        (10,192,364)
 Net annuity transactions                    (548)              (3,218)               (717)
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       946,458          (15,828,242)          6,531,015
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            6,486,160               66,745          17,130,498
NET ASSETS:
 Beginning of year                     33,559,635          116,336,384          71,952,731
                                    -------------       --------------       -------------
 End of year                          $40,045,795         $116,403,129         $89,083,229
                                    =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL             SMALL/MID CAP
                                   INDEX                OPPORTUNITIES                EQUITY
                                 HLS FUND                  HLS FUND                 HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (7)(8)         SUB-ACCOUNT (9)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $15,460                 $(328,556)               $(107,193)
 Net realized gain (loss) on
  security transactions              216,319               (55,241,252)                  91,843
 Net realized gain on
  distributions                           --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,416,937                78,824,937                2,442,749
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,648,716                23,255,129                2,427,399
                               -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           142,982                 1,698,083                   64,378
 Net transfers                       580,850               (11,136,086)                 667,399
 Surrenders for benefit
  payments and fees               (2,598,415)              (19,429,122)              (1,227,282)
 Net annuity transactions                 --                   (17,250)                      --
 Other                                    --                        --                       --
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,874,583)              (28,884,375)                (495,505)
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets                         774,133                (5,629,246)               1,931,894
NET ASSETS:
 Beginning of year                21,308,547               216,148,296               12,539,330
                               -------------            --------------            -------------
 End of year                     $22,082,680              $210,519,050              $14,471,224
                               =============            ==============            =============

(6) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(7) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(8) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(9)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD             HARTFORD
                                      MIDCAP VALUE         MONEY MARKET
                                        HLS FUND             HLS FUND
                                  SUB-ACCOUNT (10)(11)     SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,170)          $(3,401,435)
 Net realized gain (loss) on
  security transactions                    196,861                    --
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              895,088                    --
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,072,779            (3,401,435)
                                      ------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  26,913             4,984,706
 Net transfers                           3,604,773              (747,981)
 Surrenders for benefit
  payments and fees                       (363,529)          (74,440,998)
 Net annuity transactions                       --              (259,902)
 Other                                          --                16,690
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,268,157           (70,447,485)
                                      ------------        --------------
 Net increase (decrease) in
  net assets                             4,340,936           (73,848,920)
NET ASSETS:
 Beginning of year                       3,279,341           246,906,173
                                      ------------        --------------
 End of year                            $7,620,277          $173,057,253
                                      ============        ==============

(10) Funded June 24, 2010.

(11) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(844,637)               $(552,804)          $(153,228)
 Net realized gain (loss) on
  security transactions                  (508,084)                (694,460)         (1,832,067)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,881,054               11,847,121           6,195,619
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,528,333               10,599,857           4,210,324
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                578,172                  209,006             228,715
 Net transfers                            671,693                5,707,649          (2,055,649)
 Surrenders for benefit
  payments and fees                    (4,254,132)              (3,556,057)         (3,061,072)
 Net annuity transactions                    (913)                  (1,259)                 --
 Other                                         --                       --                  --
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,005,180)               2,359,339          (4,888,006)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            8,523,153               12,959,196            (677,682)
NET ASSETS:
 Beginning of year                     53,748,249               32,168,199          37,621,782
                                    -------------            -------------       -------------
 End of year                          $62,271,402              $45,127,395         $36,944,100
                                    =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD              AMERICAN FUNDS
                                      SECURITIES                  VALUE                     BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,954,226                 $(121,476)                $61,863
 Net realized gain (loss) on
  security transactions                    226,347               (21,558,973)                 10,530
 Net realized gain on
  distributions                                 --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,520,141)               38,767,595                 165,024
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,660,432                17,087,146                 237,417
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,183,144                 1,060,840                 528,239
 Net transfers                          11,307,128                (2,059,766)              1,300,400
 Surrenders for benefit
  payments and fees                    (38,031,743)              (11,989,240)               (187,450)
 Net annuity transactions                  (64,735)                   (2,037)                     --
 Other                                          --                        --                      --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,606,206)              (12,990,203)              1,641,189
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (17,945,774)                4,096,943               1,878,606
NET ASSETS:
 Beginning of year                     289,765,360               145,340,927               4,298,634
                                    --------------            --------------            ------------
 End of year                          $271,819,586              $149,437,870              $6,177,240
                                    ==============            ==============            ============

(12) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(13) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL SMALL
                                   GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(533)               $(10,797)
 Net realized gain (loss) on
  security transactions                   3,022                   7,915
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            29,461                 202,078
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             31,950                 199,196
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  150                  68,299
 Net transfers                           14,662                 (39,815)
 Surrenders for benefit
  payments and fees                      (7,416)                (54,788)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       7,396                 (26,304)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             39,346                 172,892
NET ASSETS:
 Beginning of year                      313,941                 950,517
                                     ----------            ------------
 End of year                           $353,287              $1,123,409
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,005)                 $4,465                 $(2,221)
 Net realized gain (loss) on
  security transactions                   17,554                     648                  24,667
 Net realized gain on
  distributions                               --                      --                  10,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year            709,680                 229,922                 195,460
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             703,229                 235,035                 228,651
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               376,414                 179,436                 330,081
 Net transfers                            28,122                 (25,560)                235,513
 Surrenders for benefit
  payments and fees                     (126,946)                (51,332)               (118,712)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      277,590                 102,544                 446,882
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             980,819                 337,579                 675,533
NET ASSETS:
 Beginning of year                     3,694,228               2,244,752               2,780,895
                                    ------------            ------------            ------------
 End of year                          $4,675,047              $2,582,331              $3,456,428
                                    ============            ============            ============

                                     LORD ABBETT              LORD ABBETT              LORD ABBETT
                                     FUNDAMENTAL           CAPITAL STRUCTURE               BOND
                                  EQUITY PORTFOLIO             PORTFOLIO              DEBENTURE FUND
                                  SUB-ACCOUNT (14)         SUB-ACCOUNT (15)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(329,756)                $426,958                $4,739,310
 Net realized gain (loss) on
  security transactions                  (131,089)                (227,888)                  549,062
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,698,089                3,105,665                 5,310,018
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,237,244                3,304,735                10,598,390
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                126,354                  151,111                   378,393
 Net transfers                          1,836,100                 (870,491)                9,708,235
 Surrenders for benefit
  payments and fees                    (3,088,814)              (2,189,017)              (12,382,966)
 Net annuity transactions                    (582)                    (886)                     (504)
 Other                                        195                       --                       292
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,126,747)              (2,909,283)               (2,296,550)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            4,110,497                  395,452                 8,301,840
NET ASSETS:
 Beginning of year                     31,645,756               27,085,697                98,972,987
                                    -------------            -------------            --------------
 End of year                          $35,756,253              $27,481,149              $107,274,827
                                    =============            =============            ==============

(14) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(15) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  GROWTH AND             LORD ABBETT
                                    INCOME                 CLASSIC
                                  PORTFOLIO            STOCK PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT (16)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,867,895)             $(184,609)
 Net realized gain (loss) on
  security transactions             (9,800,609)                93,689
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       43,252,201              2,284,477
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,583,697              2,193,557
                                --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           1,006,902                148,085
 Net transfers                      (8,406,801)               563,538
 Surrenders for benefit
  payments and fees                (18,770,518)            (1,818,606)
 Net annuity transactions              (10,505)                    --
 Other                                      --                     --
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (26,180,922)            (1,106,983)
                                --------------          -------------
 Net increase (decrease) in
  net assets                         5,402,775              1,086,574
NET ASSETS:
 Beginning of year                 219,846,736             18,514,078
                                --------------          -------------
 End of year                      $225,249,511            $19,600,652
                                ==============          =============

(16) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           MFS INVESTORS
                                     MFS CORE         MFS GROWTH               GROWTH
                                  EQUITY SERIES         SERIES              STOCK SERIES
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(37,398)         $(121,767)             $(66,425)
 Net realized gain (loss) on
  security transactions                  (8,127)            74,457                59,487
 Net realized gain on
  distributions                              --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           689,282            838,202               432,299
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            643,757            790,892               425,361
                                   ------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               13,061             23,940                27,608
 Net transfers                         (101,613)          (687,768)              (90,964)
 Surrenders for benefit
  payments and fees                    (522,337)          (904,435)             (642,557)
 Net annuity transactions                 5,391              2,562                    --
 Other                                       --                 --                    --
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (605,498)        (1,565,701)             (705,913)
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets                             38,259           (774,809)             (280,552)
NET ASSETS:
 Beginning of year                    5,028,237          7,454,968             4,815,176
                                   ------------      -------------          ------------
 End of year                         $5,066,496         $6,680,159            $4,534,624
                                   ============      =============          ============


                                   MFS INVESTORS        MFS TOTAL              MFS VALUE
                                   TRUST SERIES       RETURN SERIES              SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,081)         $1,212,314                $3,921
 Net realized gain (loss) on
  security transactions                  252,539          (1,786,997)                2,247
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            946,148          10,526,386               183,774
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,101,606           9,951,703               189,942
                                   -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                                68,410             314,293               193,674
 Net transfers                          (871,054)         (1,292,836)              239,018
 Surrenders for benefit
  payments and fees                   (2,339,342)        (21,663,121)              (71,756)
 Net annuity transactions                  1,699              (1,800)                   --
 Other                                        --                  --                    --
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,140,287)        (22,643,464)              360,936
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets                          (2,038,681)        (12,691,761)              550,878
NET ASSETS:
 Beginning of year                    15,276,181         143,248,335             1,386,663
                                   -------------      --------------          ------------
 End of year                         $13,237,500        $130,556,574            $1,937,541
                                   =============      ==============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.           UIF CORE PLUS
                                      EQUITY AND               FIXED INCOME
                                      INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT (17)          SUB-ACCOUNT (18)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,650                $3,940,573
 Net realized gain (loss) on
  security transactions                    432,158                  (816,775)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,115,278                 1,888,214
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,550,086                 5,012,012
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  54,278                   130,276
 Net transfers                            (595,606)                3,057,986
 Surrenders for benefit
  payments and fees                     (3,518,093)              (20,169,458)
 Net annuity transactions                       --                    22,835
 Other                                          --                        --
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,059,421)              (16,958,361)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (2,509,335)              (11,946,349)
NET ASSETS:
 Beginning of year                      18,766,528               102,261,610
                                     -------------            --------------
 End of year                           $16,257,193               $90,315,261
                                     =============            ==============

(17) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(18) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO
                                    UIF EMERGING            UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS DEBT           MARKETS EQUITY                HIGH
                                     PORTFOLIO                PORTFOLIO               YIELD FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT (20)         SUB-ACCOUNT (21)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $229,293              $(1,009,076)             $1,603,760
 Net realized gain (loss) on
  security transactions                   92,173                  768,020                  41,681
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            442,854               14,740,628                 177,656
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             764,320               14,499,572               1,823,097
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                18,383                  711,639                  88,731
 Net transfers                         1,958,791                4,442,170                 548,369
 Surrenders for benefit
  payments and fees                   (2,050,876)              (8,879,473)             (3,576,831)
 Net annuity transactions                (36,483)                 (22,405)                 (7,612)
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (110,185)              (3,748,069)             (2,947,343)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             654,135               10,751,503              (1,124,246)
NET ASSETS:
 Beginning of year                    10,400,827               93,242,322              20,178,914
                                    ------------            -------------            ------------
 End of year                         $11,054,962             $103,993,825             $19,054,668
                                    ============            =============            ============

                                                              INVESCO
                                    UIF MID CAP           VAN KAMPEN V.I.         MORGAN STANLEY --
                                       GROWTH                 MID CAP               FOCUS GROWTH
                                     PORTFOLIO               VALUE FUND               PORTFOLIO
                                  SUB-ACCOUNT (22)        SUB-ACCOUNT (23)           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(623,946)              $(481,533)             $(1,151,970)
 Net realized gain (loss) on
  security transactions                  476,287              (1,482,306)               3,403,321
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,107,221              12,925,477               15,749,682
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          10,959,562              10,961,638               18,001,033
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               431,127                 197,008                  759,030
 Net transfers                         2,241,092                (490,713)              (3,252,809)
 Surrenders for benefit
  payments and fees                   (3,532,895)             (7,774,606)             (12,470,630)
 Net annuity transactions                     --                  30,551                   38,122
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (860,676)             (8,037,760)             (14,926,287)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                          10,098,886               2,923,878                3,074,746
NET ASSETS:
 Beginning of year                    37,878,691              59,266,040               80,121,372
                                    ------------            ------------            -------------
 End of year                         $47,977,577             $62,189,918              $83,196,118
                                    ============            ============            =============

(19) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(21) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                  INVESCO V.I. SELECT            CAPITAL
                                      DIMENSIONS              OPPORTUNITIES
                                     BALANCED FUND              PORTFOLIO
                                   SUB-ACCOUNT (24)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $142,548                $(257,905)
 Net realized gain (loss) on
  security transactions                   (104,336)                 575,708
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,742,411                3,185,241
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,780,623                3,503,044
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 137,400                   88,470
 Net transfers                            (648,894)                (510,097)
 Surrenders for benefit
  payments and fees                     (6,090,451)              (2,193,904)
 Net annuity transactions                   36,290                    9,137
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,565,655)              (2,606,394)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,785,032)                 896,650
NET ASSETS:
 Beginning of year                      37,314,136               16,238,640
                                     -------------            -------------
 End of year                           $33,529,104              $17,135,290
                                     =============            =============

(24) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                INVESCO V.I. SELECT
                                       MID CAP             MORGAN STANLEY --            DIMENSIONS
                                       GROWTH               FLEXIBLE INCOME              DIVIDEND
                                      PORTFOLIO                PORTFOLIO             GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (25)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(402,312)              $1,129,695                  $126,249
 Net realized gain (loss) on
  security transactions                 1,836,550                 (533,161)                1,163,963
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,169,308                1,177,658                 5,484,504
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,603,546                1,774,192                 6,774,716
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 65,653                  146,752                   348,578
 Net transfers                          1,373,734                 (121,845)               (2,585,233)
 Surrenders for benefit
  payments and fees                    (3,853,508)              (4,245,850)              (12,781,684)
 Net annuity transactions                  (3,307)                 (18,699)                  (91,231)
 Other                                         --                       --                        --
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,417,428)              (4,239,642)              (15,109,570)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            5,186,118               (2,465,450)               (8,334,854)
NET ASSETS:
 Beginning of year                     26,255,536               26,533,687                87,986,329
                                    -------------            -------------            --------------
 End of year                          $31,441,654              $24,068,237               $79,651,475
                                    =============            =============            ==============

                                  MORGAN STANLEY --                                  MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(465,491)              $(1,994,555)                $236,938
 Net realized gain (loss) on
  security transactions                 1,704,254                        --                  790,918
 Net realized gain on
  distributions                                --                        --                1,268,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,848,658                        --                 (992,686)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,087,421                (1,994,555)               1,303,379
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 63,190                   592,423                  242,042
 Net transfers                         (1,716,998)               17,661,774                 (849,134)
 Surrenders for benefit
  payments and fees                    (3,695,796)              (55,172,658)              (4,603,353)
 Net annuity transactions                  12,354                   (44,393)                 (82,701)
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,337,250)              (36,962,854)              (5,293,146)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (249,829)              (38,957,409)              (3,989,767)
NET ASSETS:
 Beginning of year                     27,480,659               130,170,741               31,890,602
                                    -------------            --------------            -------------
 End of year                          $27,230,830               $91,213,332              $27,900,835
                                    =============            ==============            =============

(25) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                       DIMENSIONS                UIF SMALL
                                    EQUALLY-WEIGHTED          COMPANY GROWTH
                                   S&P 500 PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT (26)         SUB-ACCOUNT (27)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(315,507)               $(227,030)
 Net realized gain (loss) on
  security transactions                    (901,252)                (552,587)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,513,955                3,229,853
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,297,196                2,450,236
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  278,515                   23,216
 Net transfers                           (4,365,085)                (199,995)
 Surrenders for benefit
  payments and fees                     (12,990,453)              (1,493,597)
 Net annuity transactions                  (109,741)                      --
 Other                                           --                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (17,186,764)              (1,670,376)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (1,889,568)                 779,860
NET ASSETS:
 Beginning of year                       90,804,259               11,564,649
                                     --------------            -------------
 End of year                            $88,914,691              $12,344,509
                                     ==============            =============

(26) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     UIF GLOBAL              OPPENHEIMER              OPPENHEIMER
                                      FRANCHISE            SMALL- & MID-CAP             CAPITAL
                                      PORTFOLIO             GROWTH FUND/VA         APPRECIATION FUND
                                  SUB-ACCOUNT (28)         SUB-ACCOUNT (29)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(333,279)               $(67,165)              $(1,462,002)
 Net realized gain (loss) on
  security transactions                   125,084                 (16,041)               (1,842,378)
 Net realized gain on
  distributions                                --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,661,875               1,160,128                10,397,782
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,453,680               1,076,922                 7,093,402
                                    -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 62,023                  24,416                   660,241
 Net transfers                            470,946               2,339,389                (2,306,772)
 Surrenders for benefit
  payments and fees                    (3,702,516)               (347,402)               (8,350,516)
 Net annuity transactions                      --                      --                    (9,045)
 Other                                         --                      --                        --
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,169,547)              2,016,403               (10,006,092)
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets                             (715,867)              3,093,325                (2,912,690)
NET ASSETS:
 Beginning of year                     23,030,228               3,801,226               101,721,237
                                    -------------            ------------            --------------
 End of year                          $22,314,361              $6,894,551               $98,808,547
                                    =============            ============            ==============

                                     OPPENHEIMER                                        OPPENHEIMER
                                        GLOBAL                 OPPENHEIMER              MAIN STREET
                                   SECURITIES FUND          MAIN STREET FUND           SMALL CAP FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(669,961)                $(77,375)              $(1,572,534)
 Net realized gain (loss) on
  security transactions                 (7,633,420)                (349,524)               (4,284,545)
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,272,956                2,258,488                32,960,282
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,969,575                1,831,589                27,103,203
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,336,088                  324,158                 1,018,492
 Net transfers                          (8,181,152)                (163,036)               (8,700,302)
 Surrenders for benefit
  payments and fees                    (24,147,281)              (1,084,415)              (12,219,132)
 Net annuity transactions                   15,261                       --                   (13,583)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (30,977,084)                (923,293)              (19,914,525)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                             5,992,491                  908,296                 7,188,678
NET ASSETS:
 Beginning of year                     292,152,092               13,560,120               138,251,523
                                    --------------            -------------            --------------
 End of year                          $298,144,583              $14,468,416              $145,440,201
                                    ==============            =============            ==============

(28) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(29) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT            PUTNAM VT
                                 DIVERSIFIED         GLOBAL ASSET
                                    INCOME            ALLOCATION
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $12,737,221            $647,624
 Net realized gain (loss) on
  security transactions                757,826              26,181
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,813,253)          1,309,828
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,681,794           1,983,633
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           1,688,051             117,161
 Net transfers                        (207,623)          1,631,260
 Surrenders for benefit
  payments and fees                (11,588,107)         (1,425,796)
 Net annuity transactions               (3,834)            (20,780)
 Other                                      --                  --
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (10,111,513)            301,845
                                --------------       -------------
 Net increase (decrease) in
  net assets                           570,281           2,285,478
NET ASSETS:
 Beginning of year                  97,855,101          15,984,893
                                --------------       -------------
 End of year                       $98,425,382         $18,270,371
                                ==============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                     GROWTH AND            INTERNATIONAL       INTERNATIONAL
                                       INCOME                VALUE FUND            EQUITY
                                    SUB-ACCOUNT           SUB-ACCOUNT (30)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,239                 $14,542           $2,027,623
 Net realized gain (loss) on
  security transactions                 (289,859)                 (5,805)          (3,881,335)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,121,742                  50,490           10,537,564
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             833,122                  59,227            8,683,852
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               138,545                  10,608              820,480
 Net transfers                          (214,585)                282,805             (618,241)
 Surrenders for benefit
  payments and fees                     (598,966)                (52,066)         (11,109,676)
 Net annuity transactions                     --                      --              (10,643)
 Other                                        --                      --                   --
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (675,006)                241,347          (10,918,080)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             158,116                 300,574           (2,234,228)
NET ASSETS:
 Beginning of year                     7,131,149                 845,460          113,229,350
                                    ------------            ------------       --------------
 End of year                          $7,289,265              $1,146,034         $110,995,122
                                    ============            ============       ==============

                                                          PUTNAM VT            PUTNAM VT
                                 PUTNAM VT                MULTI-CAP            SMALL CAP
                                 INVESTORS               GROWTH FUND             VALUE
                                SUB-ACCOUNT          SUB-ACCOUNT (31)(32)     SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(197,427)                $(37,359)            $(969,760)
 Net realized gain (loss) on
  security transactions             (423,903)                 (81,770)           (6,525,333)
 Net realized gain on
  distributions                           --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      8,683,524                  690,477            24,452,059
                               -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,062,194                  571,348            16,956,966
                               -------------             ------------        --------------
UNIT TRANSACTIONS:
 Purchases                           539,487                   22,928               618,355
 Net transfers                       958,029                1,339,921            (3,911,646)
 Surrenders for benefit
  payments and fees               (4,915,882)                (274,253)           (7,966,452)
 Net annuity transactions             (1,685)                      --                (7,872)
 Other                                    --                       --                    --
                               -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,420,051)               1,088,596           (11,267,615)
                               -------------             ------------        --------------
 Net increase (decrease) in
  net assets                       4,642,143                1,659,944             5,689,351
NET ASSETS:
 Beginning of year                65,855,439                1,570,872            76,858,612
                               -------------             ------------        --------------
 End of year                     $70,497,582               $3,230,816           $82,547,963
                               =============             ============        ==============

(30) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(31) Funded September 24, 2010.

(32) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND          VOYAGER
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $474,167             $(7,923)
 Net realized gain (loss) on
  security transactions                   (544,031)          1,182,967
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,187,162             983,115
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,117,298           2,158,159
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  57,153             127,985
 Net transfers                            (489,307)         (2,951,009)
 Surrenders for benefit
  payments and fees                       (859,991)         (1,331,190)
 Net annuity transactions                     (464)                 --
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,292,609)         (4,154,214)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (175,311)         (1,996,055)
NET ASSETS:
 Beginning of year                      13,042,547          15,116,801
                                     -------------       -------------
 End of year                           $12,867,236         $13,120,746
                                     =============       =============

(33) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (34)          SUB-ACCOUNT (35)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $130,193               $(2,255,956)              $(2,426,112)
 Net realized gain (loss) on
  security transactions              373,914                (1,974,172)               (7,124,217)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,505,927                19,266,543                29,789,701
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,010,034                15,036,415                20,239,372
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           117,088                   534,381                   861,788
 Net transfers                       739,634                (5,332,553)               (4,671,759)
 Surrenders for benefit
  payments and fees               (2,027,200)              (17,588,334)              (19,945,639)
 Net annuity transactions             (9,301)                    4,481                    (6,880)
 Other                                    --                        --                        --
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,179,779)              (22,382,025)              (23,762,490)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                         830,255                (7,345,610)               (3,523,118)
NET ASSETS:
 Beginning of year                18,682,940               161,626,313               164,780,850
                               -------------            --------------            --------------
 End of year                     $19,513,195              $154,280,703              $161,257,732
                               =============            ==============            ==============

                                      INVESCO                 INVESCO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.              INVESCO
                                      CAPITAL                 MID CAP              VAN KAMPEN V.I.
                                    GROWTH FUND             GROWTH FUND            GOVERNMENT FUND
                                  SUB-ACCOUNT (36)        SUB-ACCOUNT (37)        SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(63,047)               $(30,052)               $(522,299)
 Net realized gain (loss) on
  security transactions                  143,439                  68,032                   31,309
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            422,335                 289,282                1,271,606
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             502,727                 327,262                  780,616
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 2,230                   4,538                   20,028
 Net transfers                           272,444                 237,700                  852,109
 Surrenders for benefit
  payments and fees                     (464,512)               (270,228)              (4,475,085)
 Net annuity transactions                     --                      --                       --
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (189,838)                (27,990)              (3,602,948)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             312,889                 299,272               (2,822,332)
NET ASSETS:
 Beginning of year                     3,074,274               1,381,435               28,573,822
                                    ------------            ------------            -------------
 End of year                          $3,387,163              $1,680,707              $25,751,490
                                    ============            ============            =============

(34) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET            TOTAL RETURN
                                  ALLOCATION FUND           BOND FUND
                                  SUB-ACCOUNT (39)         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(776)                $30,467
 Net realized gain (loss) on
  security transactions                 (20,143)                 20,926
 Net realized gain on
  distributions                              --                  46,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year            69,362                 (14,873)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,443                  82,635
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   2,620
 Net transfers                           52,094                 440,621
 Surrenders for benefit
  payments and fees                     (94,628)               (251,705)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (42,534)                191,536
                                     ----------            ------------
 Net increase (decrease) in
  net assets                              5,909                 274,171
NET ASSETS:
 Beginning of year                      496,496               1,750,930
                                     ----------            ------------
 End of year                           $502,405              $2,025,101
                                     ==========            ============

(39) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC              INTERNATIONAL               MONEY
                                      VALUE FUND              EQUITY FUND             MARKET FUND
                                 SUB-ACCOUNT (40)(41)      SUB-ACCOUNT (42)        SUB-ACCOUNT (43)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,348)                $(2,364)                $(27,852)
 Net realized gain (loss) on
  security transactions                  (301,061)               (137,699)                      --
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             511,856                 165,242                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              199,447                  25,179                  (27,852)
                                     ------------             -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    471                      --                       --
 Net transfers                             10,070                     539               (3,820,749)
 Surrenders for benefit
  payments and fees                      (161,589)                (37,485)                (859,384)
 Net annuity transactions                      --                      --                       --
 Other                                         --                      --                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (151,048)                (36,946)              (4,680,133)
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets                               48,399                 (11,767)              (4,707,985)
NET ASSETS:
 Beginning of year                      1,747,745                 198,771                4,707,985
                                     ------------             -----------            -------------
 End of year                           $1,796,144                $187,004                     $ --
                                     ============             ===========            =============

                                    WELLS FARGO                                  WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT
                                     SMALL CAP             ADVANTAGE VT           SMALL CAP
                                    GROWTH FUND           DISCOVERY FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (44)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,967)              $(3,692)                $(231)
 Net realized gain (loss) on
  security transactions                   10,587                 1,668                  (477)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            669,486                82,493                15,321
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             637,106                80,469                14,613
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 6,838                    --                   240
 Net transfers                          (127,357)              122,180               (19,064)
 Surrenders for benefit
  payments and fees                     (246,041)              (40,716)               (6,379)
 Net annuity transactions                     --                    --                    --
 Other                                        --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (366,560)               81,464               (25,203)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             270,546               161,933               (10,590)
NET ASSETS:
 Beginning of year                     2,747,018               185,032               119,236
                                    ------------            ----------            ----------
 End of year                          $3,017,564              $346,965              $108,646
                                    ============            ==========            ==========

(40) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Intrinsic Value Fund.

(42) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(43) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(44) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (45)(46)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,167)                   $438
 Net realized gain (loss) on
  security transactions                   4,501                 (23,007)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            96,803                  58,262
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             97,137                  35,693
                                     ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                          (38,251)                210,123
 Surrenders for benefit
  payments and fees                     (22,738)                (24,743)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (60,989)                185,380
                                     ----------              ----------
 Net increase (decrease) in
  net assets                             36,148                 221,073
NET ASSETS:
 Beginning of year                      493,355                  34,027
                                     ----------              ----------
 End of year                           $529,503                $255,100
                                     ==========              ==========

(45) Funded July 16, 2010.

(46) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(614,498)                  $49,742
 Net realized gain (loss) on
  security transactions                  (4,410,470)               (2,983,769)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,007,740                 2,800,459
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,982,772                  (133,568)
                                     --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                  848,322                       318
 Net transfers                           (4,511,345)               (2,648,343)
 Surrenders for benefit
  payments and fees                      (8,320,132)                  (19,632)
 Net annuity transactions                        --                        --
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,983,155)               (2,667,657)
                                     --------------             -------------
 Net increase (decrease) in
  net assets                              5,999,617                (2,801,225)
NET ASSETS:
 Beginning of year                       92,416,219                 2,801,225
                                     --------------             -------------
 End of year                            $98,415,836                      $ --
                                     ==============             =============

(a)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL              SMALL/MID CAP         ALLIANCEBERNSTEIN VPS
                                   VALUE PORTFOLIO            VALUE PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,046,310)                $(188,672)                $1,579,986
 Net realized gain (loss) on
  security transactions                 (9,862,286)               (1,212,910)                (1,599,664)
 Net realized gain on
  distributions                                 --                 1,096,503                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           69,972,243                 9,122,154                 18,815,388
                                    --------------             -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,063,647                 8,817,075                 18,795,710
                                    --------------             -------------             --------------
UNIT TRANSACTIONS:
 Purchases                               1,953,565                   248,690                    767,570
 Net transfers                         (13,542,127)                 (826,391)                  (196,710)
 Surrenders for benefit
  payments and fees                    (14,997,000)               (1,985,133)                (7,432,387)
 Net annuity transactions                  (70,428)                  (93,454)                  (105,243)
                                    --------------             -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,655,990)               (2,656,288)                (6,966,770)
                                    --------------             -------------             --------------
 Net increase (decrease) in
  net assets                            32,407,657                 6,160,787                 11,828,940
NET ASSETS:
 Beginning of year                     193,054,337                23,356,681                 98,233,127
                                    --------------             -------------             --------------
 End of year                          $225,461,994               $29,517,468               $110,062,067
                                    ==============             =============             ==============

                                 ALLIANCEBERNSTEIN VPS          AIM V.I.            AMERICAN FUNDS
                                     INTERNATIONAL           INTERNATIONAL              GLOBAL
                                   GROWTH PORTFOLIO           GROWTH FUND             GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $355,851                 $4,047                $(222,504)
 Net realized gain (loss) on
  security transactions                   (557,193)                   142                   62,079
 Net realized gain on
  distributions                                 --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,473,145                156,672               16,070,893
                                     -------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,271,803                160,861               15,910,468
                                     -------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 157,702                273,905                   52,343
 Net transfers                           2,916,350                164,463                  172,437
 Surrenders for benefit
  payments and fees                       (816,244)               (13,201)              (4,675,124)
 Net annuity transactions                       --                     --                   13,417
                                     -------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,257,808                425,167               (4,436,927)
                                     -------------             ----------            -------------
 Net increase (decrease) in
  net assets                             6,529,611                586,028               11,473,541
NET ASSETS:
 Beginning of year                      10,978,183                191,441               42,971,049
                                     -------------             ----------            -------------
 End of year                           $17,507,794               $777,469              $54,444,590
                                     =============             ==========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS            AMERICAN FUNDS
                                      GROWTH FUND            GROWTH-INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,257,319)                $(800,094)
 Net realized gain (loss) on
  security transactions                  (8,840,034)               (7,845,414)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            91,381,274                67,396,400
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             79,283,921                58,750,892
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  814,715                   750,160
 Net transfers                           (5,371,975)               (4,079,168)
 Surrenders for benefit
  payments and fees                     (27,577,234)              (26,147,983)
 Net annuity transactions                       313                    (6,163)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (32,134,181)              (29,483,154)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             47,149,740                29,267,738
NET ASSETS:
 Beginning of year                      235,077,488               226,211,648
                                     --------------            --------------
 End of year                           $282,227,228              $255,479,386
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL         FIDELITY VIP
                                  INTERNATIONAL FUND       CAPITALIZATION FUND    EQUITY-INCOME
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(463,565)               $(483,995)            $433,940
 Net realized gain (loss) on
  security transactions                 (3,643,805)                (760,300)          (2,880,150)
 Net realized gain on
  distributions                            565,963                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,598,276               14,610,211           27,374,419
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,056,869               13,365,916           24,928,209
                                    --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 435,107                   33,956              681,352
 Net transfers                          (3,394,455)                 271,650           (2,920,086)
 Surrenders for benefit
  payments and fees                    (11,671,093)              (3,158,629)          (7,446,459)
 Net annuity transactions                   54,652                    1,906               (6,378)
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,575,789)              (2,851,117)          (9,691,571)
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets                            21,481,080               10,514,799           15,236,638
NET ASSETS:
 Beginning of year                     100,070,974               24,364,190           93,228,990
                                    --------------            -------------       --------------
 End of year                          $121,552,054              $34,878,989         $108,465,628
                                    ==============            =============       ==============


                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                  GROWTH             CONTRAFUND            MID CAP
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(490,646)         $(1,574,619)         $(1,217,810)
 Net realized gain (loss) on
  security transactions           (2,422,735)         (26,550,815)          (2,489,931)
 Net realized gain on
  distributions                       29,956              125,407              584,650
 Net unrealized appreciation
  (depreciation) of
  investments during the year     11,077,709          159,429,638           38,294,571
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,194,284          131,429,611           35,171,480
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           381,700            3,803,153            1,365,217
 Net transfers                    (2,478,444)         (19,582,451)           2,866,689
 Surrenders for benefit
  payments and fees               (2,315,385)         (32,717,866)          (7,372,437)
 Net annuity transactions             (4,670)            (120,464)            (192,744)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,416,799)         (48,617,628)          (3,333,275)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       3,777,485           82,811,983           31,838,205
NET ASSETS:
 Beginning of year                33,982,335          428,699,864           97,211,504
                               -------------       --------------       --------------
 End of year                     $37,759,820         $511,511,847         $129,049,709
                               =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         FIDELITY VIP
                                FIDELITY VIP           DYNAMIC CAPITAL
                                    VALUE                APPRECIATION
                                 STRATEGIES               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(119,878)               $(25,307)
 Net realized gain (loss) on
  security transactions              (265,746)                (56,545)
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,517,934                 594,722
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,132,310                 512,870
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            109,857                   2,937
 Net transfers                      3,257,033                 513,858
 Surrenders for benefit
  payments and fees                  (539,512)                (47,908)
 Net annuity transactions                  --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,827,378                 468,887
                                -------------            ------------
 Net increase (decrease) in
  net assets                        6,959,688                 981,757
NET ASSETS:
 Beginning of year                  7,112,198                 979,963
                                -------------            ------------
 End of year                      $14,071,886              $1,961,720
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $168,081                $(537,075)               $2,279
 Net realized gain (loss) on
  security transactions                      954               (1,235,289)                  241
 Net realized gain on
  distributions                               --                       --                12,560
 Net unrealized appreciation
  (depreciation) of
  investments during the year            612,252               11,344,689                83,030
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             781,287                9,572,325                98,110
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,246,253                   51,570               185,801
 Net transfers                           414,748                 (150,842)               78,199
 Surrenders for benefit
  payments and fees                      (43,409)              (3,396,256)               (5,749)
 Net annuity transactions                     --                     (182)                   --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,617,592               (3,495,710)              258,251
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                           2,398,879                6,076,615               356,361
NET ASSETS:
 Beginning of year                     1,504,421               25,807,578               106,654
                                    ------------            -------------            ----------
 End of year                          $3,903,300              $31,884,193              $463,015
                                    ============            =============            ==========

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                  FRANKLIN                DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,412,380                    $9,252                 $500,344
 Net realized gain (loss) on
  security transactions                   (182,152)               (2,886,792)                  23,022
 Net realized gain on
  distributions                                 --                        --                   77,820
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,246,657                21,757,869               10,441,862
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,476,885                18,880,329               11,043,048
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 358,493                 1,062,681                   33,286
 Net transfers                          12,908,648                (2,365,723)               2,427,204
 Surrenders for benefit
  payments and fees                    (16,118,758)              (10,646,806)              (2,198,430)
 Net annuity transactions                    6,576                     2,995                   25,638
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,845,041)              (11,946,853)                 287,698
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            19,631,844                 6,933,476               11,330,746
NET ASSETS:
 Beginning of year                      95,764,600                89,388,194               15,494,023
                                    --------------            --------------            -------------
 End of year                          $115,396,444               $96,321,670              $26,824,769
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      TEMPLETON              MUTUAL
                                       GROWTH           GLOBAL DISCOVERY
                                   SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (B)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $374,556              $1,996
 Net realized gain (loss) on
  security transactions                (1,201,568)                852
 Net realized gain on
  distributions                                --              10,523
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,476,768              67,028
                                    -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,649,756              80,399
                                    -------------          ----------
UNIT TRANSACTIONS:
 Purchases                                397,166             241,154
 Net transfers                             (3,556)             87,359
 Surrenders for benefit
  payments and fees                    (3,445,669)             (2,936)
 Net annuity transactions                      --                  --
                                    -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,052,059)            325,577
                                    -------------          ----------
 Net increase (decrease) in
  net assets                            4,597,697             405,976
NET ASSETS:
 Beginning of year                     29,582,961              38,375
                                    -------------          ----------
 End of year                          $34,180,658            $444,351
                                    =============          ==========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                   TEMPLETON         HARTFORD             TOTAL
                                  GLOBAL BOND        ADVISERS          RETURN BOND
                                SECURITIES FUND      HLS FUND            HLS FUND
                                SUB-ACCOUNT (C)     SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $88,461           $269,910         $15,499,029
 Net realized gain (loss) on
  security transactions                   307           (661,716)            587,695
 Net realized gain on
  distributions                            --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          27,394          9,332,187          58,786,926
                                   ----------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          116,162          8,940,381          74,873,650
                                   ----------      -------------      --------------
UNIT TRANSACTIONS:
 Purchases                            203,784            370,733           6,104,911
 Net transfers                        208,320          1,813,807          66,903,338
 Surrenders for benefit
  payments and fees                   (22,480)        (2,501,037)        (49,992,181)
 Net annuity transactions                  --             (2,789)            273,148
                                   ----------      -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   389,624           (319,286)         23,289,216
                                   ----------      -------------      --------------
 Net increase (decrease) in
  net assets                          505,786          8,621,095          98,162,866
NET ASSETS:
 Beginning of year                    468,298         33,299,989         582,102,684
                                   ----------      -------------      --------------
 End of year                         $974,084        $41,921,084        $680,265,550
                                   ==========      =============      ==============

                                 HARTFORD            HARTFORD               HARTFORD
                                  CAPITAL            DIVIDEND             FUNDAMENTAL
                               APPRECIATION         AND GROWTH               GROWTH
                                 HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(24,689)         $3,257,976              $(49,668)
 Net realized gain (loss) on
  security transactions              (15,273)        (11,475,240)             (353,957)
 Net realized gain on
  distributions                           --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     19,788,716          96,087,007             2,391,532
                               -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      19,748,754          87,869,743             1,987,907
                               -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                         2,577,933           4,032,007                99,457
 Net transfers                    63,553,340          (2,295,280)            2,675,139
 Surrenders for benefit
  payments and fees               (3,316,483)        (30,064,487)             (457,002)
 Net annuity transactions             28,023             (11,042)                   --
                               -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               62,842,813         (28,338,802)            2,317,594
                               -------------      --------------          ------------
 Net increase (decrease) in
  net assets                      82,591,567          59,530,941             4,305,501
NET ASSETS:
 Beginning of year                 9,919,327         409,761,121             4,591,994
                               -------------      --------------          ------------
 End of year                     $92,510,894        $469,292,062            $8,897,495
                               =============      ==============          ============

(c) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD
                                   GLOBAL                  HARTFORD
                                  ADVISERS              GLOBAL EQUITY
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(171,145)                 $1,991
 Net realized gain (loss) on
  security transactions              (219,831)                 (8,892)
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,539,880                 258,367
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,148,904                 251,466
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             52,106                   9,920
 Net transfers                        (60,589)              1,244,130
 Surrenders for benefit
  payments and fees                  (671,462)                (63,842)
 Net annuity transactions                  --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (679,945)              1,190,208
                                -------------            ------------
 Net increase (decrease) in
  net assets                        1,468,959               1,441,674
NET ASSETS:
 Beginning of year                 11,000,403                 298,366
                                -------------            ------------
 End of year                      $12,469,362              $1,740,040
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD           DISCIPLINED           HARTFORD
                                    GLOBAL GROWTH           EQUITY              GROWTH
                                      HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(106,084)           $(197,638)          $(234,244)
 Net realized gain (loss) on
  security transactions                (2,224,269)         (17,935,395)         (1,526,170)
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,866,144           84,059,338           8,019,406
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,535,791           65,926,305           6,258,992
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                131,304            2,280,131             295,412
 Net transfers                         (1,280,687)          (9,336,143)         (1,205,435)
 Surrenders for benefit
  payments and fees                      (864,253)         (22,877,129)         (1,863,945)
 Net annuity transactions                      --              (29,724)               (480)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,013,636)         (29,962,865)         (2,774,448)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,522,155           35,963,440           3,484,544
NET ASSETS:
 Beginning of year                     12,068,471          302,422,279          21,177,596
                                    -------------       --------------       -------------
 End of year                          $13,590,626         $338,385,719         $24,662,140
                                    =============       ==============       =============

                                       HARTFORD
                                        GROWTH             HARTFORD            HARTFORD
                                    OPPORTUNITIES         HIGH YIELD             INDEX
                                       HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT (D)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,117,539)         $4,784,466             $96,753
 Net realized gain (loss) on
  security transactions                 (9,582,896)            391,905              82,587
 Net realized gain on
  distributions                                 --                  --               8,052
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,022,337          16,424,678           3,962,884
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,321,902          21,601,049           4,150,276
                                    --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,950,491             386,330             153,626
 Net transfers                         (11,408,009)         21,333,791           4,098,651
 Surrenders for benefit
  payments and fees                     (6,042,713)         (5,173,631)         (1,485,941)
 Net annuity transactions                    7,399                 326                  --
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (15,492,832)         16,546,816           2,766,336
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets                            10,829,070          38,147,865           6,916,612
NET ASSETS:
 Beginning of year                     105,507,314          33,804,866          14,391,935
                                    --------------       -------------       -------------
 End of year                          $116,336,384         $71,952,731         $21,308,547
                                    ==============       =============       =============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                INTERNATIONAL             INTERNATIONAL
                                    GROWTH                SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $152,729                   $64,877
 Net realized gain (loss) on
  security transactions             (6,551,846)               (2,053,108)
 Net realized gain on
  distributions                             --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       16,655,112                11,169,507
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,255,995                 9,181,276
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             303,490                   242,733
 Net transfers                      (2,596,961)                3,196,083
 Surrenders for benefit
  payments and fees                 (3,101,522)               (1,873,992)
 Net annuity transactions                5,099                    (1,048)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (5,389,894)                1,563,776
                                --------------            --------------
 Net increase (decrease) in
  net assets                         4,866,101                10,745,052
NET ASSETS:
 Beginning of year                  43,369,116                27,107,087
                                --------------            --------------
 End of year                       $48,235,217               $37,852,139
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD
                               INTERNATIONAL           MID CAP             HARTFORD
                               OPPORTUNITIES           GROWTH            MONEY MARKET
                                  HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $428,376            $(65,486)          $(5,175,535)
 Net realized gain (loss) on
  security transactions            (3,801,756)             (6,874)                   --
 Net realized gain on
  distributions                            --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,825,353           2,416,817                    --
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       31,451,973           2,344,457            (5,175,535)
                               --------------       -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            889,229              26,895             4,087,381
 Net transfers                     (2,922,571)          8,271,417           (85,704,087)
 Surrenders for benefit
  payments and fees                (7,736,135)           (366,056)          (75,763,330)
 Net annuity transactions              (4,860)                 --               299,769
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (9,774,337)          7,932,256          (157,080,267)
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets                       21,677,636          10,276,713          (162,255,802)
NET ASSETS:
 Beginning of year                108,383,304           2,262,617           409,161,975
                               --------------       -------------       ---------------
 End of year                     $130,060,940         $12,539,330          $246,906,173
                               ==============       =============       ===============


                                      HARTFORD                HARTFORD                 HARTFORD
                                  SMALL CAP VALUE           SMALL COMPANY           SMALLCAP GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,031)               $(732,628)               $(422,932)
 Net realized gain (loss) on
  security transactions                   (4,960)              (1,008,337)              (1,699,720)
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            633,536               13,763,132               10,083,800
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             616,545               12,022,167                7,961,148
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                13,734                  639,732                  215,999
 Net transfers                           544,839                 (546,723)                  87,119
 Surrenders for benefit
  payments and fees                     (329,865)              (2,908,026)              (2,114,889)
 Net annuity transactions                     --                 (102,426)                 (22,041)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      228,708               (2,917,443)              (1,833,812)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             845,253                9,104,724                6,127,336
NET ASSETS:
 Beginning of year                     2,434,088               44,643,525               26,040,863
                                    ------------            -------------            -------------
 End of year                          $3,279,341              $53,748,249              $32,168,199
                                    ============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            HARTFORD
                                  HARTFORD              U.S. GOVERNMENT
                                    STOCK                  SECURITIES
                                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,458)              $(4,534,785)
 Net realized gain (loss) on
  security transactions            (2,473,779)               (3,078,541)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,237,059                12,482,106
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       10,758,822                 4,868,780
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            408,418                 1,768,373
 Net transfers                     (1,432,037)              (11,152,679)
 Surrenders for benefit
  payments and fees                (2,421,105)              (26,270,930)
 Net annuity transactions                  --                    12,928
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,444,724)              (35,642,308)
                                -------------            --------------
 Net increase (decrease) in
  net assets                        7,314,098               (30,773,528)
NET ASSETS:
 Beginning of year                 30,307,684               320,538,888
                                -------------            --------------
 End of year                      $37,621,782              $289,765,360
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     HARTFORD            HARTFORD
                                 HARTFORD              VALUE              EQUITY
                                   VALUE           OPPORTUNITIES          INCOME
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $215,585           $(108,797)           $473,512
 Net realized gain (loss) on
  security transactions           (1,380,122)         (1,924,840)           (117,492)
 Net realized gain on
  distributions                           --                  --             178,700
 Net unrealized appreciation
  (depreciation) of
  investments during the year     15,335,169          12,869,156           4,256,567
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      14,170,632          10,835,519           4,791,287
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           574,876             195,201             172,320
 Net transfers                    (2,207,146)          2,914,770           2,464,777
 Surrenders for benefit
  payments and fees               (4,616,879)         (2,017,139)         (2,493,490)
 Net annuity transactions             (7,480)                 --                (296)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (6,256,629)          1,092,832             143,311
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       7,914,003          11,928,351           4,934,598
NET ASSETS:
 Beginning of year                66,991,289          24,764,987          28,807,699
                               -------------       -------------       -------------
 End of year                     $74,905,292         $36,693,338         $33,742,297
                               =============       =============       =============

                                                                                AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                        BOND              GLOBAL GROWTH         CAPITALIZATION
                                      HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $42,593                $1,803               $(4,649)
 Net realized gain (loss) on
  security transactions                      153                  (482)                  455
 Net realized gain on
  distributions                              160                 3,554                 4,309
 Net unrealized appreciation
  (depreciation) of
  investments during the year            210,039                83,566               207,000
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             252,945                88,441               207,115
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,982,388                80,517               425,313
 Net transfers                         1,107,259                12,020               169,211
 Surrenders for benefit
  payments and fees                      (61,803)               (1,498)               (8,551)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,027,844                91,039               585,973
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           3,280,789               179,480               793,088
NET ASSETS:
 Beginning of year                     1,017,845               134,461               157,429
                                    ------------            ----------            ----------
 End of year                          $4,298,634              $313,941              $950,517
                                    ============            ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                        GROWTH              GROWTH-INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,087)                $14,560
 Net realized gain (loss) on
  security transactions                     2,021                      87
 Net realized gain on
  distributions                            26,107                   8,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year             705,342                 348,550
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              724,383                 372,116
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,737,900               1,261,090
 Net transfers                            561,422                 315,048
 Surrenders for benefit
  payments and fees                       (32,450)                (12,345)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,266,872               1,563,793
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            2,991,255               1,935,909
NET ASSETS:
 Beginning of year                        702,973                 308,843
                                     ------------            ------------
 End of year                           $3,694,228              $2,244,752
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS       LORD ABBETT              LORD ABBETT
                                   INTERNATIONAL         ALL VALUE             AMERICA'S VALUE
                                      HLS FUND           PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $9,508           $(340,256)                $565,946
 Net realized gain (loss) on
  security transactions                    3,854            (667,972)                  15,429
 Net realized gain on
  distributions                           17,673                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            511,793           7,430,335                4,356,108
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             542,828           6,422,107                4,937,483
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,386,417             288,071                  110,366
 Net transfers                           314,711            (961,108)                 594,029
 Surrenders for benefit
  payments and fees                      (24,207)         (2,257,666)              (1,644,870)
 Net annuity transactions                     --                (502)                    (790)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,676,921          (2,931,205)                (941,265)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                           2,219,749           3,490,902                3,996,218
NET ASSETS:
 Beginning of year                       561,146          28,154,854               23,089,479
                                    ------------       -------------            -------------
 End of year                          $2,780,895         $31,645,756              $27,085,697
                                    ============       =============            =============

                                                         LORD ABBETT
                                     LORD ABBETT          GROWTH AND          LORD ABBETT
                                        BOND                INCOME             LARGE CAP
                                   DEBENTURE FUND         PORTFOLIO            CORE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,532,312            $(827,361)          $(116,603)
 Net realized gain (loss) on
  security transactions                   481,089           (9,918,283)            144,486
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          18,394,789           42,954,814           3,857,745
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           23,408,190           32,209,170           3,885,628
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                644,893            1,244,923             219,987
 Net transfers                         11,954,125           (6,942,384)          1,308,434
 Surrenders for benefit
  payments and fees                    (7,353,016)         (14,174,284)         (1,467,559)
 Net annuity transactions                    (445)               8,700                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,245,557          (19,863,045)             60,862
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                           28,653,747           12,346,125           3,946,490
NET ASSETS:
 Beginning of year                     70,319,240          207,500,611          14,567,588
                                    -------------       --------------       -------------
 End of year                          $98,972,987         $219,846,736         $18,514,078
                                    =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                       MFS CORE               MFS GROWTH
                                    EQUITY SERIES               SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,822)              $(106,808)
 Net realized gain (loss) on
  security transactions                  (183,141)               (220,149)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,334,777               2,343,334
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,141,814               2,016,377
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    280                  14,673
 Net transfers                             82,809                (101,998)
 Surrenders for benefit
  payments and fees                      (326,993)               (572,354)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (243,904)               (659,679)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              897,910               1,356,698
NET ASSETS:
 Beginning of year                      4,130,327               6,098,270
                                     ------------            ------------
 End of year                           $5,028,237              $7,454,968
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                       GROWTH               MFS INVESTORS         MFS TOTAL
                                    STOCK SERIES            TRUST SERIES        RETURN SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(52,288)                $(39,715)          $2,569,116
 Net realized gain (loss) on
  security transactions                  (58,011)                (180,074)          (3,193,751)
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,546,333                3,269,026           20,330,686
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,436,034                3,049,237           19,706,051
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 6,779                   69,632              612,999
 Net transfers                           126,690                  895,848             (984,783)
 Surrenders for benefit
  payments and fees                     (511,895)              (1,778,855)         (17,837,371)
 Net annuity transactions                     --                       --              (14,760)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (378,426)                (813,375)         (18,223,915)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                           1,057,608                2,235,862            1,482,136
NET ASSETS:
 Beginning of year                     3,757,568               13,040,319          141,766,199
                                    ------------            -------------       --------------
 End of year                          $4,815,176              $15,276,181         $143,248,335
                                    ============            =============       ==============

                                                            VAN KAMPEN --            VAN KAMPEN --
                                                           UIF EQUITY AND            UIF CORE PLUS
                                     MFS VALUE                 INCOME                 FIXED INCOME
                                       SERIES                 PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(309)                $151,916                $6,722,968
 Net realized gain (loss) on
  security transactions                     (108)                 (39,481)                 (525,661)
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            219,172                3,134,887                 1,156,972
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             218,755                3,247,322                 7,354,279
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               464,359                    7,120                   170,330
 Net transfers                           373,983                  675,795                11,011,634
 Surrenders for benefit
  payments and fees                      (21,656)              (2,210,785)              (13,553,215)
 Net annuity transactions                     --                       --                    15,776
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      816,686               (1,527,870)               (2,355,475)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                           1,035,441                1,719,452                 4,998,804
NET ASSETS:
 Beginning of year                       351,222               17,047,076                97,262,806
                                    ------------            -------------            --------------
 End of year                          $1,386,663              $18,766,528              $102,261,610
                                    ============            =============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     VAN KAMPEN --            VAN KAMPEN --
                                     UIF EMERGING             UIF EMERGING
                                     MARKETS DEBT            MARKETS EQUITY
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $539,815              $(1,125,181)
 Net realized gain (loss) on
  security transactions                   (143,488)              (2,719,231)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,738,399               37,346,141
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,134,726               33,501,729
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  11,051                  621,442
 Net transfers                           1,385,161               14,417,742
 Surrenders for benefit
  payments and fees                       (912,214)              (4,995,955)
 Net annuity transactions                   45,290                  101,207
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        529,288               10,144,436
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,664,014               43,646,165
NET ASSETS:
 Beginning of year                       7,736,813               49,596,157
                                     -------------            -------------
 End of year                           $10,400,827              $93,242,322
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             VAN KAMPEN --            VAN KAMPEN --
                                    VAN KAMPEN --             UIF MID CAP               UIF U.S.
                                   UIF HIGH YIELD               GROWTH                MID CAP VALUE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,175,203                $(475,449)               $(253,760)
 Net realized gain (loss) on
  security transactions                  (290,885)                (545,735)              (3,193,113)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,904,593               14,168,457               19,957,952
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,788,911               13,147,273               16,511,079
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 32,207                  198,947                  296,386
 Net transfers                          2,864,129                2,322,145               (2,185,838)
 Surrenders for benefit
  payments and fees                    (2,486,699)              (2,123,874)              (6,123,634)
 Net annuity transactions                  31,447                    1,697                     (180)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       441,084                  398,915               (8,013,266)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            6,229,995               13,546,188                8,497,813
NET ASSETS:
 Beginning of year                     13,948,919               24,332,503               50,768,227
                                    -------------            -------------            -------------
 End of year                          $20,178,914              $37,878,691              $59,266,040
                                    =============            =============            =============

                                                                                     MORGAN STANLEY --
                                  MORGAN STANLEY --         MORGAN STANLEY --             CAPITAL
                                     FOCUS GROWTH               BALANCED               OPPORTUNITIES
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(964,960)                $480,841                $(223,622)
 Net realized gain (loss) on
  security transactions                 (3,782,857)              (1,331,675)                (490,782)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           40,150,080                6,537,716                7,494,800
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,402,263                5,686,882                6,780,396
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 149,421                  103,597                   12,468
 Net transfers                          (2,369,810)                 617,457                  167,538
 Surrenders for benefit
  payments and fees                     (9,733,654)              (6,371,314)              (1,788,450)
 Net annuity transactions                  302,028                  142,351                   10,369
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,652,015)              (5,507,909)              (1,598,075)
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            23,750,248                  178,973                5,182,321
NET ASSETS:
 Beginning of year                      56,371,124               37,135,163               11,056,319
                                    --------------            -------------            -------------
 End of year                           $80,121,372              $37,314,136              $16,238,640
                                    ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --
                                        MID CAP             MORGAN STANLEY --
                                        GROWTH               FLEXIBLE INCOME
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(341,005)              $1,440,500
 Net realized gain (loss) on
  security transactions                    626,289               (2,289,147)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,751,474                5,157,520
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,036,758                4,308,873
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  23,320                   27,433
 Net transfers                            (302,152)                 627,955
 Surrenders for benefit
  payments and fees                     (2,648,824)              (5,410,599)
 Net annuity transactions                   (4,601)                  25,968
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,932,257)              (4,729,243)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             7,104,501                 (420,370)
NET ASSETS:
 Beginning of year                      19,151,035               26,954,057
                                     -------------            -------------
 End of year                           $26,255,536              $26,533,687
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                   MORGAN STANLEY --
                                       DIVIDEND             MORGAN STANLEY --              CAPITAL
                                        GROWTH                GLOBAL EQUITY                GROWTH
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT (E)             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $331,481                  $123,245                $(423,038)
 Net realized gain (loss) on
  security transactions                 (4,541,239)               (8,156,272)                 (17,709)
 Net realized gain on
  distributions                                 --                   815,826                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,511,541                 5,901,245               11,811,058
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,301,783                (1,315,956)              11,370,311
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 232,941                    52,202                   66,337
 Net transfers                          (5,665,173)              (20,933,538)              (1,274,650)
 Surrenders for benefit
  payments and fees                    (13,701,853)               (1,394,813)              (2,698,963)
 Net annuity transactions                  219,279                   (38,360)                 (19,179)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,914,806)              (22,314,509)              (3,926,455)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (2,613,023)              (23,630,465)               7,443,856
NET ASSETS:
 Beginning of year                      90,599,352                23,630,465               20,036,803
                                    --------------            --------------            -------------
 End of year                           $87,986,329                      $ --              $27,480,659
                                    ==============            ==============            =============

                                                            MORGAN STANLEY --        MORGAN STANLEY --
                                  MORGAN STANLEY --              GLOBAL               EQUALLY WEIGHTED
                                     MONEY MARKET            INFRASTRUCTURE               S&P 500
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,181,876)                $559,604                  $494,315
 Net realized gain (loss) on
  security transactions                         --                1,397,366                (3,496,320)
 Net realized gain on
  distributions                                 --                       --                 3,257,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                2,502,987                28,048,818
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,181,876)               4,459,957                28,304,352
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 276,086                   80,399                    78,010
 Net transfers                           3,288,300               (1,090,000)               (2,716,109)
 Surrenders for benefit
  payments and fees                    (69,486,272)              (5,267,327)               (9,376,495)
 Net annuity transactions                    3,669                   47,096                    72,478
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (65,918,217)              (6,229,832)              (11,942,116)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (69,100,093)              (1,769,875)               16,362,236
NET ASSETS:
 Beginning of year                     199,270,834               33,660,477                74,442,023
                                    --------------            -------------            --------------
 End of year                          $130,170,741              $31,890,602               $90,804,259
                                    ==============            =============            ==============

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     VAN KAMPEN --            VAN KAMPEN --
                                       UIF SMALL               UIF GLOBAL
                                    COMPANY GROWTH              FRANCHISE
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(207,049)              $1,276,132
 Net realized gain (loss) on
  security transactions                   (978,354)                (576,031)
 Net realized gain on
  distributions                                 --                1,097,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,847,251                3,098,875
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,661,848                4,896,150
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  36,964                   40,561
 Net transfers                            (376,168)                (686,858)
 Surrenders for benefit
  payments and fees                     (1,129,924)              (2,569,184)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,469,128)              (3,215,481)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,192,720                1,680,669
NET ASSETS:
 Beginning of year                       9,371,929               21,349,559
                                     -------------            -------------
 End of year                           $11,564,649              $23,030,228
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             OPPENHEIMER               OPPENHEIMER
                                    OPPENHEIMER                CAPITAL                    GLOBAL
                                    MIDCAP FUND           APPRECIATION FUND          SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(51,281)              $(1,372,182)               $1,188,923
 Net realized gain (loss) on
  security transactions                 (112,428)               (2,309,790)               (3,700,331)
 Net realized gain on
  distributions                               --                        --                 5,449,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,061,493                34,451,946                77,620,244
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             897,784                30,769,974                80,558,688
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                72,590                   722,139                 1,780,892
 Net transfers                            45,986                (2,307,614)               (8,879,048)
 Surrenders for benefit
  payments and fees                     (190,113)               (6,363,141)              (17,195,404)
 Net annuity transactions                     --                   (11,516)                  (36,779)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (71,537)               (7,960,132)              (24,330,339)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                             826,247                22,809,842                56,228,349
NET ASSETS:
 Beginning of year                     2,974,979                78,911,395               235,923,743
                                    ------------            --------------            --------------
 End of year                          $3,801,226              $101,721,237              $292,152,092
                                    ============            ==============            ==============

                                                              OPPENHEIMER           PUTNAM VT
                                     OPPENHEIMER              MAIN STREET          DIVERSIFIED
                                  MAIN STREET FUND           SMALL CAP FUND          INCOME
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,043               $(1,164,756)         $3,338,033
 Net realized gain (loss) on
  security transactions                (1,126,785)               (5,210,882)           (132,969)
 Net realized gain on
  distributions                                --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,971,678                43,659,658          26,400,304
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,862,936                37,284,020          29,605,368
                                    -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                613,290                 1,067,605           1,653,450
 Net transfers                           (898,560)               (5,562,746)         20,688,085
 Surrenders for benefit
  payments and fees                      (857,723)               (8,324,994)         (4,764,448)
 Net annuity transactions                      --                   (11,308)              7,948
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,142,993)              (12,831,443)         17,585,035
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets                            1,719,943                24,452,577          47,190,403
NET ASSETS:
 Beginning of year                     11,840,177               113,798,946          50,664,698
                                    -------------            --------------       -------------
 End of year                          $13,560,120              $138,251,523         $97,855,101
                                    =============            ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT               PUTNAM VT
                                GLOBAL ASSET              GROWTH AND
                                 ALLOCATION                 INCOME
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $549,615                 $72,391
 Net realized gain (loss) on
  security transactions              (412,550)               (310,938)
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,620,346               1,774,739
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,757,411               1,536,192
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            233,132                  55,455
 Net transfers                        657,692                (198,837)
 Surrenders for benefit
  payments and fees                  (781,133)               (360,545)
 Net annuity transactions              26,643                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   136,334                (503,927)
                                -------------            ------------
 Net increase (decrease) in
  net assets                        3,893,745               1,032,265
NET ASSETS:
 Beginning of year                 12,091,148               6,098,884
                                -------------            ------------
 End of year                      $15,984,893              $7,131,149
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   INTERNATIONAL        PUTNAM VT
                                    GROWTH AND        INTERNATIONAL          PUTNAM VT
                                      INCOME              EQUITY             INVESTORS
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,721)         $(1,657,970)          $(213,155)
 Net realized gain (loss) on
  security transactions                (301,973)          (4,755,797)         (1,554,139)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           423,689           28,482,436          17,090,334
                                    -----------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            110,995           22,068,669          15,323,040
                                    -----------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                4,063              830,444             442,558
 Net transfers                          (99,993)          (8,108,543)         (2,622,048)
 Surrenders for benefit
  payments and fees                     (62,810)          (7,505,697)         (3,724,789)
 Net annuity transactions                    --               (8,336)             (8,140)
                                    -----------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (158,740)         (14,792,132)         (5,912,419)
                                    -----------       --------------       -------------
 Net increase (decrease) in
  net assets                            (47,745)           7,276,537           9,410,621
NET ASSETS:
 Beginning of year                      893,205          105,952,813          56,444,818
                                    -----------       --------------       -------------
 End of year                           $845,460         $113,229,350         $65,855,439
                                    ===========       ==============       =============


                                 PUTNAM VT                PUTNAM VT
                                 SMALL CAP            THE GEORGE PUTNAM           PUTNAM VT
                                   VALUE               FUND OF BOSTON               VISTA
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $80,475                 $391,516                $(20,563)
 Net realized gain (loss) on
  security transactions             (631,271)              (1,315,502)               (154,805)
 Net realized gain on
  distributions                           --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     19,526,026                3,575,723                 585,092
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      18,975,230                2,651,737                 409,724
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           561,363                   90,798                  15,819
 Net transfers                    (2,594,411)              (1,296,497)                (47,690)
 Surrenders for benefit
  payments and fees               (4,967,815)                (879,591)               (105,110)
 Net annuity transactions             (5,242)                    (423)                     --
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,006,105)              (2,085,713)               (136,981)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                      11,969,125                  566,024                 272,743
NET ASSETS:
 Beginning of year                64,889,487               12,476,523               1,298,129
                               -------------            -------------            ------------
 End of year                     $76,858,612              $13,042,547              $1,570,872
                               =============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                  PUTNAM VT                  EQUITY
                                   VOYAGER                INCOME FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (F)(G)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(102,415)                 $429,701
 Net realized gain (loss) on
  security transactions                23,478               (22,541,693)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,117,746                26,114,937
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,038,809                 4,002,945
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             68,784                   154,141
 Net transfers                     10,812,629                  (724,510)
 Surrenders for benefit
  payments and fees                  (623,450)               (1,437,551)
 Net annuity transactions                 540                    17,171
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                10,258,503                (1,990,749)
                                -------------            --------------
 Net increase (decrease) in
  net assets                       13,297,312                 2,012,196
NET ASSETS:
 Beginning of year                  1,819,489                16,670,744
                                -------------            --------------
 End of year                      $15,116,801               $18,682,940
                                =============            ==============

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g)  Funded as of February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             VAN KAMPEN LIT                                     VAN KAMPEN LIT
                                   VAN KAMPEN LIT              GROWTH AND              VAN KAMPEN LIT              CAPITAL
                                     ENTERPRISE                  INCOME                   COMSTOCK                  GROWTH
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (E)            SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,788                $2,983,357                $3,885,069                $(48,201)
 Net realized gain (loss) on
  security transactions                (4,817,280)               (3,079,465)               (8,499,774)                (63,792)
 Net realized gain on
  distributions                                --                        --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,773,694                29,801,682                39,830,002               1,231,297
                                    -------------            --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (10,798)               29,705,574                35,215,297               1,119,304
                                    -------------            --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  6,336                   456,394                   691,484                  10,062
 Net transfers                         (5,043,989)               (2,715,353)               (5,945,957)                358,390
 Surrenders for benefit
  payments and fees                      (192,959)              (13,585,067)              (12,887,473)               (216,158)
 Net annuity transactions                  (5,259)                   19,913                    (3,661)                     --
                                    -------------            --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,235,871)              (15,824,113)              (18,145,607)                152,294
                                    -------------            --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (5,246,669)               13,881,461                17,069,690               1,271,598
NET ASSETS:
 Beginning of year                      5,246,669               147,744,852               147,711,160               1,802,676
                                    -------------            --------------            --------------            ------------
 End of year                                 $ --              $161,626,313              $164,780,850              $3,074,274
                                    =============            ==============            ==============            ============

                                   VAN KAMPEN LIT                                   WELLS FARGO
                                      MID CAP              VAN KAMPEN LIT           ADVANTAGE VT
                                       GROWTH                GOVERNMENT                ASSET
                                     PORTFOLIO                PORTFOLIO           ALLOCATION FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(18,600)              $1,203,302                  $569
 Net realized gain (loss) on
  security transactions                   (3,972)                 (45,626)                1,968
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            392,972               (1,586,974)               57,841
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             370,400                 (429,298)               60,378
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 1,757                  143,224                 3,700
 Net transfers                           537,076                2,352,475                (1,326)
 Surrenders for benefit
  payments and fees                      (79,540)              (4,355,046)              (11,460)
 Net annuity transactions                     --                       --                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      459,293               (1,859,347)               (9,086)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             829,693               (2,288,645)               51,292
NET ASSETS:
 Beginning of year                       551,742               30,862,467               445,204
                                    ------------            -------------            ----------
 End of year                          $1,381,435              $28,573,822              $496,496
                                    ============            =============            ==========

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                     TOTAL RETURN              EQUITY
                                      BOND FUND             INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $53,602                   $(4)
 Net realized gain (loss) on
  security transactions                    27,937                 2,073
 Net realized gain on
  distributions                             8,009                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             103,830                27,759
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              193,378                29,828
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     --                    --
 Net transfers                            (55,151)               (3,884)
 Surrenders for benefit
  payments and fees                       (97,472)              (15,033)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (152,623)              (18,917)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                               40,755                10,911
NET ASSETS:
 Beginning of year                      1,710,175               181,491
                                     ------------            ----------
 End of year                           $1,750,930              $192,402
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO          WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT
                                   C&B LARGE CAP          LARGE COMPANY        INTERNATIONAL          LARGE COMPANY
                                     VALUE FUND             CORE FUND            CORE FUND             GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,454                  $(3)               $2,084                $(38,962)
 Net realized gain (loss) on
  security transactions                  (28,160)                (695)              (12,205)               (126,778)
 Net realized gain on
  distributions                               --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            366,202                9,461                30,030               1,248,016
                                    ------------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             341,496                8,763                19,909               1,082,276
                                    ------------            ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               (21,273)                  --                    --                  10,467
 Net transfers                              (400)                  --                 3,686                (161,832)
 Surrenders for benefit
  payments and fees                     (101,245)                (993)              (13,181)               (257,284)
 Net annuity transactions                     --                   --                    --                      --
                                    ------------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,918)                (993)               (9,495)               (408,649)
                                    ------------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets                             218,578                7,770                10,414                 673,627
NET ASSETS:
 Beginning of year                     1,336,765               26,257               188,357               2,876,520
                                    ------------            ---------            ----------            ------------
 End of year                          $1,555,343              $34,027              $198,771              $3,550,147
                                    ============            =========            ==========            ============

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                       MONEY                 SMALL CAP             ADVANTAGE VT
                                    MARKET FUND             GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(82,961)               $(40,282)              $(2,982)
 Net realized gain (loss) on
  security transactions                       --                   2,333               (33,137)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --               1,074,522                94,352
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (82,961)              1,036,573                58,233
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                  (4,185)                   --
 Net transfers                          (351,466)               (154,756)              (51,932)
 Surrenders for benefit
  payments and fees                     (231,483)               (184,522)              (21,442)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (582,949)               (343,463)              (73,374)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (665,910)                693,110               (15,141)
NET ASSETS:
 Beginning of year                     5,373,895               2,053,908               200,173
                                    ------------            ------------            ----------
 End of year                          $4,707,985              $2,747,018              $185,032
                                    ============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                     VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(391)               $(8,209)
 Net realized gain (loss) on
  security transactions                 (28,520)              (200,118)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,718                379,947
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,807                171,620
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  240                     --
 Net transfers                          (17,035)              (163,291)
 Surrenders for benefit
  payments and fees                      (6,251)               (29,260)
 Net annuity transactions                    --                     --
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (23,046)              (192,551)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             19,761                (20,931)
NET ASSETS:
 Beginning of year                       99,475                514,286
                                     ----------            -----------
 End of year                           $119,236               $493,355
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund (merged with Wells Fargo Advantage VT Large Company Growth Fund), Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS
    Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund and Hartford Equity Income HLS Fund), American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett Fundamental Equity Portfolio (formerly Lord Abbett All Value Portfolio), Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Classic Stock Portfolio (formerly Lord Abbett Large Cap Core Fund), MFS Core Equity Series, MFS Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, MFS Value Series, Invesco Van Kampen V.I. Equity and Income Fund (formerly Van Kampen -- UIF Equity and Income Portfolio), UIF Core Plus Fixed Income Portfolio (formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio), UIF Emerging Markets Debt Portfolio (formerly Van Kampen -- UIF Emerging Markets Debt Portfolio), UIF Emerging Markets Equity Portfolio (formerly Van Kampen -- UIF Emerging Markets Equity Portfolio), Invesco Van Kampen V. I. High Yield Fund (formerly Van Kampen -- UIF High Yield Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Invesco V.I. Select Dimensions Balanced Fund (formerly Morgan Stanley -- Balanced Portfolio), Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Portfolio (formerly Morgan Stanley -- Dividend Growth Portfolio), Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Portfolio (formerly Morgan Stanley -- Equally Weighted S&P 500 Portfolio), UIF Small Company Growth Portfolio (formerly Van Kampen -- UIF Small Company Growth Portfolio), UIF Global Franchise Portfolio (formerly Van Kampen -- UIF Global Franchise Portfolio), Oppenheimer Small- & Mid-Cap Growth Fund/VA (formerly Oppenheimer Midcap Fund), Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap

-------------------------------------------------------------------------------

    Fund, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth and Income, Putnam VT International Value Fund (formerly Putnam VT International Growth and Income), Putnam VT International Equity, Putnam VT Investors, Putnam VT Multi-Cap Growth Fund (merged with Putnam VT Vista), Putnam VT Small Cap Value, Putnam VT George Putnam Balanced Fund(formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Voyager, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio), Invesco Van Kampen V.I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio), Invesco Van Kampen V.I. Capital Growth Fund (formerly Van Kampen LIT Capital Growth Portfolio), Invesco Van Kampen V.I. Mid Cap Growth Fund (formerly Van Kampen LIT Mid Cap Growth Portfolio), Invesco Van Kampen V.I. Government Fund (formerly Van Kampen LIT Government Portfolio), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (formerly Wells Fargo Advantage VT Equity Income Fund and merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund), *Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund (formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund), Wells Fargo Advantage VT Opportunity Fund, and Wells Fargo Advantage VT Core Equity Fund (merged with Wells Fargo Advantage VT Large Company Core Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

* These funds were not funded during 2010, and as a result, are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Accounts were liquidated: AllianceBernstein VPS Global Research Growth Portfolio and Morgan Stanley -- Global Equity Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statement of operations.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Sub-Account's average daily net assets each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       e) ADMINISTRATIVE CHARGE -- The Company provides administrative services to the Account and charges the account a maximum annual rate of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statement of operations.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $6,190,909     $19,910,006
AllianceBernstein VPS International Value
 Portfolio                                            27,389,452      41,452,038
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                            12,685,031      10,826,884
AllianceBernstein VPS Value Portfolio                  9,158,664      18,386,716
AllianceBernstein VPS International Growth
 Portfolio                                             5,184,948       6,388,809
Invesco V.I. International Growth Fund*                  248,473          90,482
American Funds Global Growth Fund                      4,868,720      11,166,848
American Funds Growth Fund                            12,890,558      66,305,902
American Funds Growth-Income Fund                     12,497,923      55,583,843
American Funds International Fund                      9,233,050      29,111,739
American Funds Global Small Capitalization Fund        3,633,626       9,574,690
Wells Fargo Advantage VT Omega Growth Fund*            3,124,303       3,757,430
Fidelity VIP Equity-Income                             7,946,074      19,100,996
Fidelity VIP Growth                                    3,350,068       8,657,067
Fidelity VIP Contrafund                               13,205,155      78,835,681
Fidelity VIP Mid Cap                                  16,363,467      24,737,395
Fidelity VIP Value Strategies                          6,559,166       7,198,171
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,955,334       1,940,860
Franklin Income Securities Fund                          874,322         940,734
Franklin Small-Mid Cap Growth Securities Fund          3,081,612       9,208,530
Franklin Small Cap Value Securities Fund                 146,682          75,975
Franklin Strategic Income Securities Fund             21,060,697      33,175,715
Franklin Mutual Shares Securities Fund                 5,039,759      21,741,729
Templeton Developing Markets Securities Fund           4,961,121       8,479,418
Templeton Growth Securities Fund                       1,687,434       8,405,529
Mutual Global Discovery Securities Fund                   40,405         157,562
Templeton Global Bond Securities Fund                    423,072         111,737
Hartford Advisers HLS Fund*                           17,060,973      22,924,187
Hartford Total Return Bond HLS Fund                  109,170,762     138,428,678
Hartford Capital Appreciation HLS Fund                36,001,848      28,016,812
Hartford Dividend and Growth HLS Fund                 23,333,660      62,521,917
Hartford Global Research HLS Fund*                     1,614,432       1,918,331
Hartford Global Growth HLS Fund                        1,509,560       3,458,410
Hartford Disciplined Equity HLS Fund                  14,943,433      61,891,084
Hartford Growth HLS Fund*                             18,215,086      17,761,746
Hartford Growth Opportunities HLS Fund                 7,296,558      24,804,089
Hartford High Yield HLS Fund                          33,665,749      27,859,428
Hartford Index HLS Fund                                4,207,974       6,067,088
Hartford International Opportunities HLS Fund*       102,659,785     131,872,657
Hartford Small/Mid Cap Equity HLS Fund*                7,083,816       7,686,514
Hartford MidCap Value HLS Fund*                       11,736,065       8,487,078
Hartford Money Market HLS Fund                        98,037,483     171,886,309
Hartford Small Company HLS Fund                        7,873,024      11,722,848
Hartford SmallCap Growth HLS Fund                     12,029,357      10,222,827
Hartford Stock HLS Fund                                2,636,443       7,677,680
Hartford U.S. Government Securities HLS Fund          75,264,270      91,916,343

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Value HLS Fund*                             $90,172,664    $103,284,360
American Funds Bond HLS Fund                           2,319,100         616,048
American Funds Global Growth HLS Fund                     50,297          43,433
American Funds Global Small Capitalization HLS
 Fund                                                    118,387         155,488
American Funds Growth HLS Fund                           720,306         466,721
American Funds Growth-Income HLS Fund                    383,046         276,037
American Funds International HLS Fund                    801,921         346,515
Lord Abbett Fundamental Equity Portfolio*              4,722,477       6,178,981
Lord Abbett Capital Structure Portfolio*               1,865,668       4,347,993
Lord Abbett Bond Debenture Fund                       24,275,634      21,832,874
Lord Abbett Growth and Income Portfolio                4,612,738      32,661,558
Lord Abbett Classic Stock Portfolio*                   3,183,777       4,475,370
MFS Core Equity Series                                   517,703       1,160,599
MFS Growth Series                                        528,834       2,216,301
MFS Investors Growth Stock Series                        451,878       1,224,216
MFS Investors Trust Series                               929,048       4,166,417
MFS Total Return Series                               11,548,370      32,979,521
MFS Value Series                                         499,432         134,575
Invesco Van Kampen V.I. Equity and Income Fund*        2,401,307       6,458,077
UIF Core Plus Fixed Income Portfolio*                 18,230,360      31,248,146
UIF Emerging Markets Debt Portfolio*                   3,694,193       3,575,085
UIF Emerging Markets Equity Portfolio*                21,895,001      26,652,147
Invesco Van Kampen V. I. High Yield Fund*              5,445,398       6,788,982
UIF Mid Cap Growth Portfolio*                          8,845,481      10,330,103
Invesco Van Kampen V. I. Mid Cap value Fund*           9,154,226      17,673,518
Morgan Stanley -- Focus Growth Portfolio               1,396,962      17,475,221
Invesco V.I. Select Dimensions Balanced Fund*          1,565,425       7,988,533
Morgan Stanley -- Capital Opportunities
 Portfolio                                               763,425       3,627,724
Morgan Stanley -- Mid Cap Growth Portfolio             3,282,581       6,102,322
Morgan Stanley -- Flexible Income Portfolio            3,718,461       6,828,409
Invesco V.I. Select Dimensions Dividend Growth
 Portfolio*                                            2,553,028      17,536,353
Morgan Stanley -- Capital Growth Portfolio             1,609,187       7,411,928
Morgan Stanley -- Money Market Portfolio              45,259,990      84,217,403
Morgan Stanley -- Global Infrastructure
 Portfolio                                             2,610,467       6,398,464
Invesco V.I. Select Dimensions Equally-Weighted
 S&P 500 Portfolio*                                    5,872,468      23,374,740
UIF Small Company Growth Portfolio*                    1,018,480       2,915,886
UIF Global Franchise Portfolio*                        3,201,495       6,704,321
Oppenheimer Small- & Mid-Cap Growth Fund/VA*           3,212,585       1,263,347
Oppenheimer Capital Appreciation Fund                  6,566,545      18,034,637
Oppenheimer Global Securities Fund                     9,676,142      41,323,203
Oppenheimer Main Street Fund                           1,349,640       2,350,309
Oppenheimer Main Street Small Cap Fund                 7,926,101      29,413,160
Putnam VT Diversified Income                          44,126,189      41,500,483
Putnam VT Global Asset Allocation                      4,515,330       3,565,862
Putnam VT Growth and Income                              574,333       1,248,100
Putnam VT International Value Fund*                      473,630         217,741
Putnam VT International Equity                        13,006,973      21,897,429
Putnam VT Investors                                    7,367,704      10,985,190
Putnam VT Multi-Cap Growth Fund*                       6,321,083       5,269,831

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Small Cap Value                             $5,262,898     $17,500,273
Putnam VT The George Putnam Fund of Boston*            1,511,638       2,330,079
Putnam VT Voyager                                      7,617,681      11,779,818
Putnam VT Equity Income Fund                           2,766,937       3,816,522
Invesco Van Kampen V.I. Growth and Income Fund*        6,405,333      31,043,310
Invesco Van Kampen V.I. Comstock Fund*                 7,400,826      33,589,421
Invesco Van Kampen V.I. Capital Growth Fund*           1,186,310       1,439,195
Invesco Van Kampen V.I. Mid Cap Growth Fund*             992,207       1,050,250
Invesco Van Kampen V.I. Government Fund*               5,580,152       9,705,399
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                    61,642         104,952
Wells Fargo Advantage VT Total Return Bond Fund          793,182         525,187
Wells Fargo Advantage VT Intrinsic Value Fund*         1,534,555       1,696,950
Wells Fargo Advantage VT International Equity
 Fund*                                                   192,419         231,748
Wells Fargo Advantage VT Money Market Fund*              688,637       5,396,619
Wells Fargo Advantage VT Small Cap Growth Fund           299,347         708,875
Wells Fargo Advantage VT Discovery Fund                  130,063          52,291
Wells Fargo Advantage VT Small Cap Value Fund*             5,983          31,417
Wells Fargo Advantage VT Opportunity Fund                  3,956          69,111
Wells Fargo Advantage VT Core Equity Fund*               421,494         235,675

*   See parenthetical for this Sub-Account in Note 1.

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced        374,387      1,769,439     (1,395,052)
 Wealth Strategy Portfolio
AllianceBernstein VPS               2,652,007      4,359,121     (1,707,114)
 International Value Portfolio
AllianceBernstein VPS Small/Mid     1,099,612        928,360        171,252
 Cap Value Portfolio
AllianceBernstein VPS Value           989,113      2,057,220     (1,068,107)
 Portfolio
AllianceBernstein VPS                 673,193        885,007       (211,814)
 International Growth
 Portfolio
Invesco V.I. International             28,064          9,540         18,524
 Growth Fund*
American Funds Global Growth          359,113        923,166       (564,053)
 Fund
American Funds Growth Fund          1,133,260      6,836,142     (5,702,882)
American Funds Growth-Income          899,671      4,715,036     (3,815,365)
 Fund
American Funds International          618,885      2,501,611     (1,882,726)
 Fund
American Funds Global Small           205,870        599,908       (394,038)
 Capitalization Fund
Wells Fargo Advantage VT Omega        481,991      3,971,802     (3,489,811)
 Growth Fund*
Fidelity VIP Equity-Income            750,265      1,952,194     (1,201,929)
Fidelity VIP Growth                   326,375        851,000       (524,625)
Fidelity VIP Contrafund               789,463      6,592,237     (5,802,774)
Fidelity VIP Mid Cap                1,252,741      1,867,201       (614,460)
Fidelity VIP Value Strategies         655,930        713,815        (57,885)
Fidelity VIP Dynamic Capital          246,754        250,409         (3,655)
 Appreciation Portfolio
Franklin Income Securities Fund        65,347         93,961        (28,614)
Franklin Small-Mid Cap Growth         362,937      1,121,809       (758,872)
 Securities Fund
Franklin Small Cap Value               16,108          7,337          8,771
 Securities Fund
Franklin Strategic Income           1,071,561      1,842,729       (771,168)
 Securities Fund
Franklin Mutual Shares                311,381      1,555,465     (1,244,084)
 Securities Fund

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Templeton Developing Markets
 Securities Fund                      223,711        371,999       (148,288)
Templeton Growth Securities
 Fund                                 170,267        755,931       (585,664)
Mutual Global Discovery
 Securities Fund                        3,824         15,952        (12,128)
Templeton Global Bond
 Securities Fund                       33,503          8,126         25,377
Hartford Advisers HLS Fund*        11,681,659     16,402,037     (4,720,378)
Hartford Total Return Bond HLS
 Fund                              39,329,317     62,985,910    (23,656,593)
Hartford Capital Appreciation
 HLS Fund                           3,361,495      2,612,844        748,651
Hartford Dividend and Growth
 HLS Fund                           8,192,016     33,196,874    (25,004,858)
Hartford Global Research HLS
 Fund*                                181,782        220,167        (38,385)
Hartford Global Growth HLS Fund       965,360      2,253,300     (1,287,940)
Hartford Disciplined Equity HLS
 Fund                              10,261,457     53,218,527    (42,957,070)
Hartford Growth HLS Fund*          15,069,564     15,267,835       (198,271)
Hartford Growth Opportunities
 HLS Fund                           4,352,827     16,297,719    (11,944,892)
Hartford High Yield HLS Fund       19,431,295     15,651,061      3,780,234
Hartford Index HLS Fund             2,669,724      4,783,497     (2,113,773)
Hartford International
 Opportunities HLS Fund*           63,808,718     91,659,452    (27,850,734)
Hartford Small/Mid Cap Equity
 HLS Fund*                            869,501        983,919       (114,418)
Hartford MidCap Value HLS Fund*     1,197,586        985,081        212,505
Hartford Money Market HLS Fund     75,967,814    133,190,690    (57,222,876)
Hartford Small Company HLS Fund     4,480,407      6,760,265     (2,279,858)
Hartford SmallCap Growth HLS
 Fund                               7,798,822      7,946,628       (147,806)
Hartford Stock HLS Fund             1,979,350      6,285,737     (4,306,387)
Hartford U.S. Government
 Securities HLS Fund               55,066,282     76,355,722    (21,289,440)
Hartford Value HLS Fund*           73,154,317     79,376,723     (6,222,406)
American Funds Bond HLS Fund          216,560         56,381        160,179
American Funds Global Growth
 HLS Fund                               5,362          4,609            753
American Funds Global Small
 Capitalization HLS Fund               14,434         16,939         (2,505)
American Funds Growth HLS Fund         89,557         52,557         37,000
American Funds Growth-Income
 HLS Fund                              42,969         30,463         12,506
American Funds International
 HLS Fund                              94,684         37,738         56,946
Lord Abbett Fundamental Equity
 Portfolio*                           406,710        514,834       (108,124)
Lord Abbett Capital Structure
 Portfolio*                           105,117        376,537       (271,420)
Lord Abbett Bond Debenture Fund     1,477,703      1,653,799       (176,096)
Lord Abbett Growth and Income
 Portfolio                            414,447      3,278,024     (2,863,577)
Lord Abbett Classic Stock
 Portfolio*                           294,263        395,885       (101,622)
MFS Core Equity Series                 66,477        177,056       (110,579)
MFS Growth Series                      79,781        350,292       (270,511)
MFS Investors Growth Stock
 Series                                63,588        178,998       (115,410)
MFS Investors Trust Series             89,131        472,049       (382,918)
MFS Total Return Series               670,063      2,379,923     (1,709,860)
MFS Value Series                       56,042         13,797         42,245
Invesco Van Kampen V.I. Equity
 and Income Fund*                     155,042        440,940       (285,898)
UIF Core Plus Fixed Income
 Portfolio*                           953,969      2,390,358     (1,436,389)
UIF Emerging Markets Debt
 Portfolio*                           146,641        146,335            306
UIF Emerging Markets Equity
 Portfolio*                         1,266,075      1,524,797       (258,722)
Invesco Van Kampen V. I. High
 Yield Fund*                          298,658        538,801       (240,143)
UIF Mid Cap Growth Portfolio*         643,392        734,860        (91,468)
Invesco Van Kampen V. I. Mid
 Cap value Fund*                      713,397      1,298,511       (585,114)
Morgan Stanley -- Focus Growth
 Portfolio                            347,198      1,997,406     (1,650,208)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Select Dimensions
 Balanced Fund*                        83,979        897,437       (813,458)
Morgan Stanley -- Capital
 Opportunities Portfolio              165,309        608,232       (442,923)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     305,966        473,848       (167,882)
Morgan Stanley -- Flexible
 Income Portfolio                     212,189        632,005       (419,816)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio*           391,336      1,976,628     (1,585,292)
Morgan Stanley -- Capital
 Growth Portfolio                     207,481        855,411       (647,930)
Morgan Stanley -- Money Market
 Portfolio                          4,525,168      8,337,555     (3,812,387)
Morgan Stanley -- Global
 Infrastructure Portfolio             119,178        594,373       (475,195)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500
 Portfolio*                           446,994      1,716,445     (1,269,451)
UIF Small Company Growth
 Portfolio*                            85,358        228,836       (143,478)
UIF Global Franchise Portfolio*       190,971        363,583       (172,612)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA*                      369,191        147,959        221,232
Oppenheimer Capital
 Appreciation Fund                    769,930      1,803,948     (1,034,018)
Oppenheimer Global Securities
 Fund                                 588,743      3,345,895     (2,757,152)
Oppenheimer Main Street Fund          149,777        237,061        (87,284)
Oppenheimer Main Street Small
 Cap Fund                             756,923      2,619,376     (1,862,453)
Putnam VT Diversified Income        1,680,546      2,158,309       (477,763)
Putnam VT Global Asset
 Allocation                           154,557        131,305         23,252
Putnam VT Growth and Income            22,228         44,778        (22,550)
Putnam VT International Value
 Fund*                                 71,020         33,464         37,556
Putnam VT International Equity        750,750      1,606,797       (856,047)
Putnam VT Investors                   947,636      1,422,391       (474,755)
Putnam VT Multi-Cap Growth
 Fund*                                586,616        505,089         81,527
Putnam VT Small Cap Value             299,308        902,425       (603,117)
Putnam VT George Putnam
 Balanced Fund*                        86,430        218,434       (132,004)
Putnam VT Voyager                     488,074        716,036       (227,962)
Putnam VT Equity Income Fund          187,209        273,996        (86,787)
Invesco Van Kampen V.I. Growth
 and Income Fund*                     494,686      2,117,389     (1,622,703)
Invesco Van Kampen V.I.
 Comstock Fund*                       563,390      2,367,732     (1,804,342)
Invesco Van Kampen V.I. Capital
 Growth Fund*                          92,045        108,635        (16,590)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund*                          82,412         86,639         (4,227)
Invesco Van Kampen V.I.
 Government Fund*                     517,316        850,363       (333,047)
Wells Fargo Advantage VT Index
 Asset Allocation Fund*                48,838         90,520        (41,682)
Wells Fargo Advantage VT Total
 Return Bond Fund                     486,677        360,316        126,361
Wells Fargo Advantage VT
 Intrinsic Value Fund*              1,536,633      1,648,436       (111,803)
Wells Fargo Advantage VT
 International Equity Fund*            21,390        213,939       (192,549)
Wells Fargo Advantage VT Small
 Cap Growth Fund                      219,641        464,850       (245,209)
Wells Fargo Advantage VT
 Discovery Fund                        10,285          3,830          6,455
Wells Fargo Advantage VT Small
 Cap Value Fund*                          410          2,582         (2,172)
Wells Fargo Advantage VT
 Opportunity Fund                          38          5,578         (5,540)
Wells Fargo Advantage VT Core
 Equity Fund*                         266,879        285,165        (18,286)

*   See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                        ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio           620,210      1,979,668      (1,359,458)
AllianceBernstein VPS
 International Value
 Portfolio                         2,633,516      5,835,124      (3,201,608)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           682,772        994,124        (311,352)
AllianceBernstein VPS Value
 Portfolio                         1,570,347      2,448,783        (878,436)
AllianceBernstein VPS
 International Growth
 Portfolio                         1,156,776        816,191         340,585
AIM V.I. International Growth
 Fund                                 63,692          2,851          60,841
American Funds Global Growth
 Fund                                551,894      1,052,366        (500,472)
American Funds Growth Fund         2,116,814      6,659,950      (4,543,136)
American Funds Growth-Income
 Fund                              1,218,905      4,497,855      (3,278,950)
American Funds International
 Fund                                959,086      2,657,890      (1,698,804)
American Funds Global Small
 Capitalization Fund                 368,087        625,618        (257,531)
Fidelity VIP Equity-Income         1,137,876      2,362,329      (1,224,453)
Fidelity VIP Growth                  536,378      1,093,858        (557,480)
Fidelity VIP Contrafund            1,617,698      7,204,878      (5,587,180)
Fidelity VIP Mid Cap               1,375,476      1,769,406        (393,930)
Fidelity VIP Value Strategies        847,532        510,035         337,497
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              203,613        114,391          89,222
Franklin Income Securities
 Fund                                209,985         16,050         193,935
Franklin Small-Mid Cap Growth
 Securities Fund                     490,373      1,144,125        (653,752)
Franklin Small Cap Value
 Securities Fund                      39,456          3,033          36,423
Franklin Strategic Income
 Securities Fund                   1,723,343      1,854,233        (130,890)
Franklin Mutual Shares
 Securities Fund                     540,644      1,560,017      (1,019,373)
Templeton Developing Markets
 Securities Fund                     357,084        329,434          27,650
Templeton Growth Securities
 Fund                                312,522        647,797        (335,275)
Mutual Global Discovery
 Securities Fund                      47,302          4,269          43,033
Templeton Global Bond
 Securities Fund                      42,049          5,609          36,440
Hartford Advisers HLS Fund         3,778,915      4,465,331        (686,416)
Hartford Total Return Bond HLS
 Fund                             51,395,995     46,559,267       4,836,728
Hartford Capital Appreciation
 HLS Fund                          8,374,189        863,954       7,510,235
Hartford Dividend and Growth
 HLS Fund                         12,472,912     35,276,630     (22,803,718)
Hartford Fundamental Growth
 HLS Fund                          4,979,415      2,655,031       2,324,384
Hartford Global Advisers HLS
 Fund                              1,887,315      2,436,489        (549,174)
Hartford Global Equity HLS
 Fund                                214,101         60,198         153,903
Hartford Global Growth HLS
 Fund                              1,146,559      2,427,568      (1,281,009)
Hartford Disciplined Equity
 HLS Fund                          8,280,544     41,363,832     (33,083,288)
Hartford Growth HLS Fund           3,757,675      6,720,881      (2,963,206)
Hartford Growth Opportunities
 HLS Fund                         10,212,697     21,949,561     (11,736,864)
Hartford High Yield HLS Fund      23,388,947      9,937,624      13,451,323
Hartford Index HLS Fund            9,078,555      6,403,048       2,675,507
Hartford International Growth
 HLS Fund                          3,369,075      9,701,121      (6,332,046)
Hartford International Small
 Company HLS Fund                  4,626,745      4,049,855         576,890
Hartford International
 Opportunities HLS Fund           10,201,313     18,508,193      (8,306,880)
Hartford Mid Cap Growth HLS
 Fund                              1,525,493        289,881       1,235,612
Hartford Money Market HLS Fund    66,854,339    187,714,463    (120,860,124)
Hartford Small Cap Value HLS
 Fund                                421,058        397,040          24,018
Hartford Small Company HLS
 Fund                              5,041,295      7,425,130      (2,383,835)
Hartford SmallCap Growth HLS
 Fund                              4,360,463      6,517,541      (2,157,078)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                        ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Stock HLS Fund            3,148,081      6,699,832      (3,551,751)
Hartford U.S. Government
 Securities HLS Fund              51,379,206     83,852,935     (32,473,729)
Hartford Value HLS Fund            5,556,394     11,955,039      (6,398,645)
Hartford Value Opportunities
 HLS Fund                          6,698,239      6,177,945         520,294
Hartford Equity Income HLS
 Fund                              6,719,423      6,473,403         246,020
American Funds Bond HLS Fund         326,405          6,348         320,057
American Funds Global Growth
 HLS Fund                             17,706          3,680          14,026
American Funds Global Small
 Capitalization HLS Fund              92,775          5,732          87,043
American Funds Growth HLS Fund       355,448         15,816         339,632
American Funds Growth-Income
 HLS Fund                            222,052          1,155         220,897
American Funds International
 HLS Fund                            256,824         23,923         232,901
Lord Abbett All Value
 Portfolio                           356,669        664,187        (307,518)
Lord Abbett America's Value
 Portfolio                           369,101        471,536        (102,435)
Lord Abbett Bond Debenture
 Fund                              2,171,022      1,681,156         489,866
Lord Abbett Growth and Income
 Portfolio                           737,277      3,391,529      (2,654,252)
Lord Abbett Large Cap Core
 Fund                                656,834        610,026          46,808
MFS Core Equity Series                93,667        152,538         (58,871)
MFS Growth Series                    230,395        359,861        (129,466)
MFS Investors Growth Stock
 Series                              196,932        247,249         (50,317)
MFS Investors Trust Series           267,236        373,328        (106,092)
MFS Total Return Series              825,950      2,452,828      (1,626,878)
MFS Value Series                     111,639          2,849         108,790
Van Kampen -- UIF Equity and
 Income Portfolio                    160,114        284,351        (124,237)
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio            1,441,226      1,617,537        (176,311)
Van Kampen -- UIF Emerging
 Markets Debt Portfolio              164,277        133,761          30,516
Van Kampen -- UIF Emerging
 Markets Equity Portfolio          1,826,296      1,183,544         642,752
Van Kampen -- UIF High Yield
 Portfolio                           552,081        486,940          65,141
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  1,007,255        995,319          11,936
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                     586,933      1,375,551        (788,618)
Morgan Stanley -- Focus Growth
 Portfolio                           674,747      2,331,936      (1,657,189)
Morgan Stanley -- Balanced
 Portfolio                           354,228        914,605        (560,377)
Morgan Stanley -- Capital
 Opportunities Portfolio             530,604        889,911        (359,307)
Morgan Stanley -- Mid Cap
 Growth Portfolio                    201,116        466,230        (265,114)
Morgan Stanley -- Flexible
 Income Portfolio                    364,360        921,106        (556,746)
Morgan Stanley -- Dividend
 Growth Portfolio                    326,383      2,417,172      (2,090,789)
Morgan Stanley -- Capital
 Growth Portfolio                    427,446      1,044,911        (617,465)
Morgan Stanley -- Money Market
 Portfolio                         7,466,032     14,795,968      (7,329,936)
Morgan Stanley -- Global
 Infrastructure Portfolio            235,058        782,461        (547,403)
Morgan Stanley -- Equally
 Weighted S&P 500 Portfolio          494,560      1,360,468        (865,908)
Van Kampen -- UIF Small
 Company Growth Portfolio            122,610        288,995        (166,385)
Van Kampen -- UIF Global
 Franchise Portfolio                 166,532        409,889        (243,357)
Oppenheimer Midcap Fund              103,330        113,226          (9,896)
Oppenheimer Capital
 Appreciation Fund                 1,052,945      2,139,696      (1,086,751)
Oppenheimer Global Securities
 Fund                                825,552      3,670,740      (2,845,188)
Oppenheimer Main Street Fund         317,679        440,982        (123,303)
Oppenheimer Main Street Small
 Cap Fund                          1,301,729      2,840,581      (1,538,852)
Putnam VT Diversified Income       2,270,214      1,036,964       1,233,250
Putnam VT Global Asset
 Allocation                          170,091        167,394           2,697
Putnam VT Growth and Income           12,300         37,228         (24,928)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                        ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International Growth
 and Income                           87,674        129,974         (42,300)
Putnam VT International Equity       571,990      1,865,833      (1,293,843)
Putnam VT Investors                  668,688      1,656,937        (988,249)
Putnam VT Small Cap Value            738,251      1,159,856        (421,605)
Putnam VT The George Putnam
 Fund of Boston                      109,658        357,031        (247,373)
Putnam VT Vista                       51,705         82,176         (30,471)
Putnam VT Voyager                    802,056        107,044         695,012
Putnam VT Equity Income Fund       1,730,439      1,816,624         (86,185)
Van Kampen LIT Growth and
 Income Portfolio                    917,511      2,404,872      (1,487,361)
Van Kampen LIT Comstock
 Portfolio                           745,348      2,441,288      (1,695,940)
Van Kampen LIT Capital Growth
 Portfolio                            65,508         53,748          11,760
Van Kampen LIT Mid Cap Growth
 Portfolio                            76,840         28,509          48,331
Van Kampen LIT Government
 Portfolio                           946,010      1,126,224        (180,214)
Wells Fargo Advantage VT Asset
 Allocation Fund                      12,957         20,270          (7,313)
Wells Fargo Advantage VT Total
 Return Bond Fund                  1,060,586      1,164,600        (104,014)
Wells Fargo Advantage VT
 Equity Income Fund                   20,392         35,915         (15,523)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                131,262        270,857        (139,595)
Wells Fargo Advantage VT Large
 Company Core Fund                        --          1,447          (1,447)
Wells Fargo Advantage VT
 International Core Fund               9,920         19,676          (9,756)
Wells Fargo Advantage VT Large
 Company Growth Fund                 268,409        806,138        (537,729)
Wells Fargo Advantage VT Money
 Market Fund                       1,016,288      1,556,845        (540,557)
Wells Fargo Advantage VT Small
 Cap Growth Fund                     542,570        790,239        (247,669)
Wells Fargo Advantage VT
 Discovery Fund                        8,310         16,317          (8,007)
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              1,872          5,175          (3,303)
Wells Fargo Advantage VT
 Opportunity Fund                     18,106         41,289         (23,183)

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges        606,327    $11.838977      $7,178,287
    Highest contract charges            1,043     10.720387          11,185
    Remaining contract charges      7,483,484            --      84,054,114
 2009  Lowest contract charges        650,822     10.814618       7,038,393
    Highest contract charges            1,089      9.960690          10,847
    Remaining contract charges      8,833,995            --      91,366,596
 2008  Lowest contract charges        713,356      8.806247       6,281,991
    Highest contract charges            2,540      8.249888          20,958
    Remaining contract charges     10,129,468            --      86,113,270
 2007  Lowest contract charges        635,042     12.638593       8,026,033
    Highest contract charges            9,006     12.043388         108,460
    Remaining contract charges      8,361,038            --     102,948,338
 2006  Lowest contract charges        183,981     12.097214       2,225,681
    Highest contract charges            8,787     11.725104         103,034
    Remaining contract charges      4,267,911            --      50,738,028
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges        601,243     10.000912       6,012,982
    Highest contract charges            3,441     14.095784          48,508
    Remaining contract charges     22,048,424            --     209,288,196
 2009  Lowest contract charges        647,347      9.660906       6,253,961
    Highest contract charges           11,387      6.097831          69,436
    Remaining contract charges     23,701,488            --     219,138,597
 2008  Lowest contract charges        743,542      7.244492       5,386,584
    Highest contract charges           11,581      4.650983          53,864
    Remaining contract charges     26,806,707            --     187,613,889
 2007  Lowest contract charges        601,948     15.623839       9,404,741
    Highest contract charges            7,888     10.203042          80,479
    Remaining contract charges     23,916,345            --     364,130,651
 2006  Lowest contract charges        230,910     14.909092       3,442,674
    Highest contract charges          539,371     14.464028       7,801,471
    Remaining contract charges     16,058,565            --     235,479,967

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges        0.75%             2.52%              9.47%
    Highest contract charges          2.45%             2.56%              7.63%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.91%             23.52%
    Highest contract charges          2.47%             1.14%             21.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.17%            (30.32)%
    Highest contract charges          2.48%             3.49%            (31.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.02%              4.48%
    Highest contract charges          2.45%             1.97%              2.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.42%             12.91%
    Highest contract charges          2.45%             0.77%             11.00%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges        0.75%             2.68%              3.52%
    Highest contract charges          2.45%            11.35%              1.57%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.08%             33.36%
    Highest contract charges          2.45%             1.14%             31.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.90%            (53.63)%
    Highest contract charges          2.45%             0.92%            (54.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.98%              4.79%
    Highest contract charges          1.83%               --              (1.66)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges         99,379    $13.763974      $1,367,848
    Highest contract charges            3,577     12.463674          44,579
    Remaining contract charges      2,874,475            --      37,670,220
 2009  Lowest contract charges        103,481     10.954830       1,133,622
    Highest contract charges            3,852     10.089911          38,868
    Remaining contract charges      2,698,846            --      28,344,978
 2008  Lowest contract charges        133,716      7.736813       1,034,533
    Highest contract charges            4,112      7.247982          29,803
    Remaining contract charges      2,979,703            --      22,292,345
 2007  Lowest contract charges        128,720     12.131787       1,561,609
    Highest contract charges            6,770     11.560375          78,266
    Remaining contract charges      3,175,504            --      37,552,583
 2006  Lowest contract charges         65,776     12.039175         791,919
    Highest contract charges            4,909     11.668764          57,286
    Remaining contract charges      1,765,422            --      20,895,950
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges         53,937      9.212624         496,899
    Highest contract charges            2,606     13.320158          34,713
    Remaining contract charges     12,627,030            --     110,898,910
 2009  Lowest contract charges         61,109      8.330677         509,080
    Highest contract charges              356     12.276059           4,368
    Remaining contract charges     13,690,215            --     109,548,619
 2008  Lowest contract charges         84,750      6.934511         587,702
    Highest contract charges              281      6.496340           1,827
    Remaining contract charges     14,545,085            --      97,643,598
 2007  Lowest contract charges        106,065     11.844777       1,256,320
    Highest contract charges              825     11.286935           9,309
    Remaining contract charges     12,232,910            --     141,389,755
 2006  Lowest contract charges         73,507     12.452476         915,343
    Highest contract charges              569     12.069459           6,867
    Remaining contract charges      8,350,571            --     102,254,285
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges         76,112      8.247734         627,755
    Highest contract charges              168     15.952061           2,677
    Remaining contract charges      2,131,827            --      17,099,637
 2009  Lowest contract charges         68,654      7.379407         506,627
    Highest contract charges           25,988      7.098724         184,485
    Remaining contract charges      2,325,279            --      16,816,682
 2008  Lowest contract charges         59,806      5.339751         319,351
    Highest contract charges           57,159      5.227997         298,825
    Remaining contract charges      1,962,371            --      10,360,007
 2007  Lowest contract charges          1,902     10.541737          20,048
    Highest contract charges           34,634     10.502108         363,727
    Remaining contract charges        121,240            --       1,274,761

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges        0.75%             0.29%             25.64%
    Highest contract charges          2.45%             0.27%             23.53%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.81%             41.59%
    Highest contract charges          2.45%             0.82%             39.21%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (36.23)%
    Highest contract charges          2.46%             0.40%            (37.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.67%              0.77%
    Highest contract charges          2.43%             0.62%             (0.93)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.20%             13.35%
    Highest contract charges          2.43%               --              11.44%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges        0.75%             1.77%             10.59%
    Highest contract charges          2.65%             0.97%              8.51%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.97%             20.13%
    Highest contract charges          2.62%               --              17.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.36%            (41.46)%
    Highest contract charges          2.46%             2.59%            (42.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.23%             (4.88)%
    Highest contract charges          2.44%             1.08%             (6.48)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.75%             20.13%
    Highest contract charges          2.44%             1.15%             18.10%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges        0.75%             1.97%             11.77%
    Highest contract charges          2.45%             1.81%              9.66%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             4.80%             38.20%
    Highest contract charges          0.34%               --              35.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.74%               --             (49.35)%
    Highest contract charges          2.38%               --             (50.18)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.21%             0.42%              1.58%
    Highest contract charges          0.50%               --               1.40%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges         98,971     $9.568935        $947,045
    Highest contract charges           10,194      9.488000          96,724
    Remaining contract charges             --            --              --
 2009  Lowest contract charges         79,982      8.582995         686,488
    Highest contract charges           10,659      8.535965          90,981
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         26,789      6.425832         172,143
    Highest contract charges            3,011      6.409804          19,298
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges        168,202      1.779930         299,387
    Highest contract charges            1,553     15.955411          24,783
    Remaining contract charges      4,077,908            --      52,619,277
 2009  Lowest contract charges        196,198      1.613666         316,597
    Highest contract charges               83     14.722940           1,216
    Remaining contract charges      4,615,435            --      54,126,777
 2008  Lowest contract charges        171,644      1.148788         197,182
    Highest contract charges          109,455      7.159287         783,622
    Remaining contract charges      5,031,089            --      41,990,245
 2007  Lowest contract charges        187,323      1.889019         353,858
    Highest contract charges          146,939     11.926853       1,752,514
    Remaining contract charges      6,161,658            --      84,549,671
 2006  Lowest contract charges        188,640      1.666306         314,329
    Highest contract charges          144,231     10.658295       1,537,253
    Remaining contract charges      6,578,198            --      79,941,816
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges        506,112      1.378355         697,602
    Highest contract charges           49,181     16.143452         793,943
    Remaining contract charges     25,554,323            --     270,313,565
 2009  Lowest contract charges        619,429      1.176587         728,812
    Highest contract charges            5,217     13.995310          73,013
    Remaining contract charges     31,187,852            --     281,425,403
 2008  Lowest contract charges        660,479      0.855005         564,713
    Highest contract charges        1,225,900      5.680541       6,963,773
    Remaining contract charges     34,469,255            --     227,549,002
 2007  Lowest contract charges        965,039      1.546007       1,491,957
    Highest contract charges        1,469,026     10.406277      15,287,092
    Remaining contract charges     40,766,465            --     487,864,970
 2006  Lowest contract charges      1,219,565      1.394084       1,700,177
    Highest contract charges        1,527,069      9.506472      14,517,041
    Remaining contract charges     45,253,766            --     492,301,362

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges        1.00%             1.97%             11.49%
    Highest contract charges          1.30%             1.94%             11.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.00%             1.87%             33.57%
    Highest contract charges          1.29%             2.10%             33.17%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             2.04%            (37.70)%
    Highest contract charges          1.06%             2.08%            (37.82)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges        1.30%             1.44%             10.30%
    Highest contract charges          2.19%             1.50%              8.61%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.35%             40.47%
    Highest contract charges          0.51%             0.94%             38.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.75%            (39.19)%
    Highest contract charges          2.61%             1.53%            (39.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.66%             13.37%
    Highest contract charges          2.59%             2.72%             11.90%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.94%             18.87%
    Highest contract charges          2.60%             0.88%             17.34%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges        1.30%             0.69%             17.15%
    Highest contract charges          2.85%             1.04%             15.35%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.65%             37.61%
    Highest contract charges          2.84%             2.23%             35.50%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.72%            (44.70)%
    Highest contract charges          2.61%             0.73%            (45.41)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.72%             10.90%
    Highest contract charges          2.59%             0.77%              9.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.70%              8.79%
    Highest contract charges          2.60%             0.84%              7.39%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges        761,844     $1.210780        $922,426
    Highest contract charges           42,105     14.187486         597,368
    Remaining contract charges     19,025,503            --     232,093,263
 2009  Lowest contract charges        823,257      1.100825         906,262
    Highest contract charges           16,292     13.129161         213,905
    Remaining contract charges     22,805,268            --     254,359,219
 2008  Lowest contract charges        922,518      0.849750         783,910
    Highest contract charges          614,958      8.391543       5,160,447
    Remaining contract charges     25,386,291            --     220,267,291
 2007  Lowest contract charges      1,088,077      1.385135       1,507,134
    Highest contract charges          702,060     13.858148       9,729,248
    Remaining contract charges     31,310,314            --     445,937,148
 2006  Lowest contract charges      1,326,224      1.335895       1,771,694
    Highest contract charges          713,707     13.540353       9,663,838
    Remaining contract charges     35,192,896            --     486,525,678
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges        249,748      1.807016         451,298
    Highest contract charges           21,829     15.593154         340,385
    Remaining contract charges      8,461,921            --     105,555,001
 2009  Lowest contract charges        348,928      1.707156         595,674
    Highest contract charges              998     14.961293          14,931
    Remaining contract charges     10,266,298            --     120,941,449
 2008  Lowest contract charges        366,509      1.208820         443,044
    Highest contract charges          484,957      7.122349       3,454,033
    Remaining contract charges     11,463,562            --      96,173,897
 2007  Lowest contract charges        526,477      2.116001       1,114,025
    Highest contract charges          621,226     12.631102       7,846,772
    Remaining contract charges     13,509,106            --     199,212,566
 2006  Lowest contract charges        634,879      1.786074       1,133,944
    Highest contract charges          632,674     10.801046       6,833,536
    Remaining contract charges     14,398,265            --     180,574,538
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges         71,560      2.182637         156,189
    Highest contract charges           11,100     19.765808         219,399
    Remaining contract charges      1,989,447            --      34,727,126
 2009  Lowest contract charges         66,970      1.806309         120,968
    Highest contract charges            1,729     16.612984          28,726
    Remaining contract charges      2,397,446            --      34,729,295
 2008  Lowest contract charges         67,854      1.134516          76,982
    Highest contract charges           88,923      7.816645         695,081
    Remaining contract charges      2,566,899            --      23,592,127
 2007  Lowest contract charges         91,052      2.472943         225,167
    Highest contract charges          106,025     17.261982       1,830,198
    Remaining contract charges      3,166,843            --      63,429,327
 2006  Lowest contract charges         85,253      2.063188         175,894
    Highest contract charges          121,995     14.590139       1,779,918
    Remaining contract charges      3,547,749            --      59,739,545

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges        1.30%             1.50%              9.99%
    Highest contract charges          2.81%             2.38%              8.30%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.60%             29.55%
    Highest contract charges          2.64%             4.23%             27.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.59%            (38.65)%
    Highest contract charges          2.61%             1.63%            (39.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.39%              3.69%
    Highest contract charges          2.59%             1.50%              2.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.46%             13.72%
    Highest contract charges          2.60%             1.61%             12.25%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges        1.30%             1.96%              5.85%
    Highest contract charges          2.85%             3.01%              4.22%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.53%             41.23%
    Highest contract charges          0.49%             1.13%             39.05%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.63%            (42.87)%
    Highest contract charges          2.61%             1.66%            (43.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.35%             18.47%
    Highest contract charges          2.59%             1.50%             16.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.52%             17.44%
    Highest contract charges          2.60%             1.71%             15.93%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges        1.30%             1.79%             20.83%
    Highest contract charges          2.85%             2.02%             18.98%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.28%             59.21%
    Highest contract charges          2.84%             1.03%             56.77%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%               --             (54.12)%
    Highest contract charges          2.61%               --             (54.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.01%             19.86%
    Highest contract charges          2.59%             2.85%             18.31%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.51%             22.45%
    Highest contract charges          2.60%             0.44%             20.87%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges         79,380    $12.624085      $1,002,103
    Highest contract charges            5,671     12.552740          71,190
    Remaining contract charges        179,485            --       2,259,421
FIDELITY VIP EQUITY-INCOME
 2010  Lowest contract charges        233,323     10.437162       2,435,228
    Highest contract charges            1,185     14.503942          17,182
    Remaining contract charges     10,902,338            --     108,396,488
 2009  Lowest contract charges        238,852      9.150684       2,185,660
    Highest contract charges            4,413      8.427667          37,189
    Remaining contract charges     12,095,510            --     106,242,779
 2008  Lowest contract charges        282,400      7.098308       2,004,562
    Highest contract charges            4,356      6.649588          28,966
    Remaining contract charges     13,276,472            --      91,195,462
 2007  Lowest contract charges        231,763     12.505825       2,898,392
    Highest contract charges            5,759     11.916841          68,627
    Remaining contract charges     11,770,074            --     143,608,425
 2006  Lowest contract charges        170,391     12.441638       2,119,955
    Highest contract charges            3,438     12.058974          41,455
    Remaining contract charges      8,407,780            --     102,855,063
FIDELITY VIP GROWTH
 2010  Lowest contract charges         38,378     11.621232         446,002
    Highest contract charges              115     15.140265           1,734
    Remaining contract charges      3,598,319            --      39,793,529
 2009  Lowest contract charges         44,915      9.453023         424,579
    Highest contract charges            7,397      8.706200          64,399
    Remaining contract charges      4,109,125            --      37,270,842
 2008  Lowest contract charges         38,672      7.442810         287,825
    Highest contract charges            8,158      6.972324          56,882
    Remaining contract charges      4,672,087            --      33,637,628
 2007  Lowest contract charges         29,843     14.231633         424,721
    Highest contract charges            6,471     13.561428          87,750
    Remaining contract charges      4,992,416            --      69,231,776
 2006  Lowest contract charges         19,775     11.320706         223,863
    Highest contract charges            1,936     10.972432          21,247
    Remaining contract charges      2,779,291            --      30,949,360

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges        0.52%               --              26.24%
    Highest contract charges          1.09%               --              25.53%
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 2010  Lowest contract charges        0.75%             1.59%             14.06%
    Highest contract charges          0.71%             3.28%             11.91%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.97%             28.91%
    Highest contract charges          2.45%             2.15%             26.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.51%            (43.24)%
    Highest contract charges          2.46%             1.83%            (44.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.80%              0.52%
    Highest contract charges          2.44%             2.25%             (1.18)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.08%             19.03%
    Highest contract charges          2.45%             2.84%             17.03%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH
 2010  Lowest contract charges        0.75%             0.03%             22.94%
    Highest contract charges          0.71%             0.03%             20.63%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.23%             27.01%
    Highest contract charges          2.45%             0.20%             24.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.64%            (47.70)%
    Highest contract charges          2.46%             0.60%            (48.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.21%             25.71%
    Highest contract charges          2.41%             0.23%             23.60%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.08%              5.78%
    Highest contract charges          2.45%             0.16%              3.99%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 2010  Lowest contract charges      2,658,250    $13.030114     $34,637,302
    Highest contract charges            1,555     15.340729          23,857
    Remaining contract charges     38,837,113            --     482,795,562
 2009  Lowest contract charges      2,986,236     11.227714      33,528,598
    Highest contract charges           18,504     10.340831         191,341
    Remaining contract charges     44,294,952            --     477,791,908
 2008  Lowest contract charges      3,369,191      8.350476      28,134,349
    Highest contract charges           16,898      7.822733         132,185
    Remaining contract charges     49,500,783            --     400,433,330
 2007  Lowest contract charges      2,684,604     14.680736      39,411,967
    Highest contract charges           29,016     13.989471         405,912
    Remaining contract charges     45,625,509            --     653,983,926
 2006  Lowest contract charges      1,308,022     12.609462      16,493,423
    Highest contract charges           33,893     12.221659         414,227
    Remaining contract charges     27,071,710            --     335,752,306
FIDELITY VIP MID CAP
 2010  Lowest contract charges        390,532     15.251669       5,956,266
    Highest contract charges            4,229     17.883417          75,629
    Remaining contract charges     10,257,786            --     148,513,927
 2009  Lowest contract charges        428,797     11.951681       5,124,843
    Highest contract charges              155     14.282434           2,214
    Remaining contract charges     10,838,055            --     123,922,652
 2008  Lowest contract charges        466,117      8.616452       4,016,271
    Highest contract charges           12,164      8.071916          98,190
    Remaining contract charges     11,182,656            --      93,097,043
 2007  Lowest contract charges        424,890     14.374716       6,107,673
    Highest contract charges           10,895     13.697774         149,237
    Remaining contract charges     11,168,422            --     156,573,613
 2006  Lowest contract charges        281,385     12.556903       3,533,324
    Highest contract charges            5,705     12.170682          69,429
    Remaining contract charges      8,539,750            --     105,394,208
FIDELITY VIP VALUE STRATEGIES
 2010  Lowest contract charges         41,900     11.936816         500,147
    Highest contract charges              130     20.221422           2,639
    Remaining contract charges      1,445,061            --      16,357,264
 2009  Lowest contract charges         37,137      9.519435         353,522
    Highest contract charges              138     16.435205           2,275
    Remaining contract charges      1,507,701            --      13,716,089
 2008  Lowest contract charges         28,693      6.103049         175,113
    Highest contract charges            3,987      5.717159          22,796
    Remaining contract charges      1,174,799            --       6,914,289
 2007  Lowest contract charges         26,469     12.622679         334,115
    Highest contract charges            2,373     12.028191          28,547
    Remaining contract charges      1,371,888            --      16,850,357
 2006  Lowest contract charges         10,196     12.061412         122,970
    Highest contract charges            2,374     11.690429          27,751
    Remaining contract charges        595,213            --       7,042,267

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP CONTRAFUND
 2010  Lowest contract charges        0.75%             0.99%             16.05%
    Highest contract charges          0.23%             0.64%             13.87%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.17%             34.46%
    Highest contract charges          2.45%             1.26%             32.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.85%            (43.12)%
    Highest contract charges          2.46%             0.67%            (44.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.00%             16.43%
    Highest contract charges          2.44%             0.76%             14.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.28%             10.60%
    Highest contract charges          2.45%             1.04%              8.74%
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP
 2010  Lowest contract charges        0.75%             0.12%             27.61%
    Highest contract charges          2.65%             0.41%             25.21%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.48%             38.71%
    Highest contract charges          2.62%             1.02%             36.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.24%            (40.06)%
    Highest contract charges          2.46%             0.24%            (41.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.49%             14.48%
    Highest contract charges          2.44%             0.62%             12.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.11%             11.56%
    Highest contract charges          2.47%             0.12%              9.68%
    Remaining contract charges          --                --                 --
FIDELITY VIP VALUE STRATEGIES
 2010  Lowest contract charges        0.75%             0.34%             25.39%
    Highest contract charges          2.65%             0.30%             23.04%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.45%             55.98%
    Highest contract charges          2.62%             0.80%             53.04%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.58%            (51.65)%
    Highest contract charges          2.46%             0.58%            (52.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.48%              4.65%
    Highest contract charges          2.44%             0.59%              2.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.13%             15.14%
    Highest contract charges          2.45%             0.31%             13.20%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges               13,880     $8.793676        $122,060
    Highest contract charges                  2,338      8.330097          19,476
    Remaining contract charges              247,256            --       2,160,964
 2009  Lowest contract charges                5,118      7.509249          38,429
    Highest contract charges                  3,969      7.231608          28,705
    Remaining contract charges              258,042            --       1,894,586
 2008  Lowest contract charges                5,485      5.571733          30,562
    Highest contract charges                 12,594      5.455028          68,700
    Remaining contract charges              159,828            --         880,701
 2007  Lowest contract charges                  355      9.571139           3,397
    Highest contract charges                  1,596      9.535023          15,217
    Remaining contract charges                8,781            --          83,898
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges              293,738     10.868618       3,192,527
    Highest contract charges                 78,411     10.776531         845,002
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges              291,197      9.754336       2,840,432
    Highest contract charges                109,566      9.700733       1,062,868
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges              158,674      7.278020       1,154,831
    Highest contract charges                 48,154      7.259758         349,590
    Remaining contract charges                   --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges               69,037      1.319964          91,127
    Highest contract charges                  9,116     17.394707         158,576
    Remaining contract charges            3,366,703            --      33,100,599
 2009  Lowest contract charges              107,634      1.047791         112,778
    Highest contract charges                  5,877     14.054106          82,595
    Remaining contract charges            4,090,217            --      31,688,820
 2008  Lowest contract charges              180,374      0.739330         133,356
    Highest contract charges                112,352      4.470802         502,304
    Remaining contract charges            4,564,754            --      25,171,918
 2007  Lowest contract charges              219,822      1.302551         286,329
    Highest contract charges                134,729      7.980030       1,075,144
    Remaining contract charges            5,928,855            --      56,930,293
 2006  Lowest contract charges              407,531      1.186237         483,431
    Highest contract charges                151,000      7.362563       1,111,743
    Remaining contract charges            6,623,194            --      58,489,051

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges             0.75%           0.12%           17.11%
    Highest contract charges               2.40%           0.21%           15.19%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           0.02%           34.77%
    Highest contract charges               2.41%           0.01%           32.57%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           0.83%          (41.79)%
    Highest contract charges               2.39%           0.80%          (42.74)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.18%           0.24%           (0.85)%
    Highest contract charges               0.55%           0.52%           (1.03)%
    Remaining contract charges               --              --               --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges             1.00%           6.45%           11.42%
    Highest contract charges               1.30%           5.81%           11.09%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           8.05%           34.03%
    Highest contract charges               1.30%           7.33%           33.62%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.82%           0.19%          (30.78)%
    Highest contract charges               1.07%           1.51%          (30.92)%
    Remaining contract charges               --              --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges             1.30%             --            25.98%
    Highest contract charges               2.25%             --            24.04%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.30%             --            41.72%
    Highest contract charges               2.63%             --            39.82%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.30%             --           (43.24)%
    Highest contract charges               2.61%             --           (43.98)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.30%             --             9.81%
    Highest contract charges               2.59%             --             8.39%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%             --             7.29%
    Highest contract charges               2.60%             --             5.90%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2010  Lowest contract charges               54,556    $11.389367        $621,359
    Highest contract charges                  5,819     11.292781          65,718
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges               46,612      8.977355         418,451
    Highest contract charges                  4,992      8.927940          44,564
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges               13,859      7.026821          97,388
    Highest contract charges                  1,322      7.009158           9,266
    Remaining contract charges                   --            --              --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2010  Lowest contract charges              268,492      1.793457         481,528
    Highest contract charges                  7,010     13.895333          97,408
    Remaining contract charges            6,086,509            --     109,433,334
 2009  Lowest contract charges              171,601      1.633768         280,357
    Highest contract charges                  1,320     12.855764          16,969
    Remaining contract charges            6,960,258            --     115,099,118
 2008  Lowest contract charges              120,166      1.312418         157,708
    Highest contract charges                241,130     12.697219       3,061,678
    Remaining contract charges            6,902,773            --      92,545,214
 2007  Lowest contract charges              146,290      1.494425         218,619
    Highest contract charges                225,867     14.647354       3,308,356
    Remaining contract charges            7,526,681            --     115,561,917
 2006  Lowest contract charges              141,715      1.425577         202,028
    Highest contract charges                192,953     14.155259       2,731,305
    Remaining contract charges            6,901,486            --     101,835,675
FRANKLIN MUTUAL SHARES SECURITIES
 FUND
 2010  Lowest contract charges              254,306      9.229000       2,346,986
    Highest contract charges                  3,185     13.667615          43,525
    Remaining contract charges            6,141,954            --      85,173,394
 2009  Lowest contract charges              232,554      8.393589       1,951,959
    Highest contract charges                  2,446     12.646702          30,939
    Remaining contract charges            7,408,529            --      94,338,772
 2008  Lowest contract charges              104,508      6.731630         703,512
    Highest contract charges                222,837     10.149532       2,261,692
    Remaining contract charges            8,335,557            --      86,422,990
 2007  Lowest contract charges              220,670      1.528406         337,273
    Highest contract charges                279,388     16.564137       4,627,827
    Remaining contract charges           10,227,514            --     175,117,319
 2006  Lowest contract charges              300,430      1.496340         449,545
    Highest contract charges                286,357     16.428819       4,704,505
    Remaining contract charges           11,345,238            --     191,475,872

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2010  Lowest contract charges             1.00%           0.68%           26.87%
    Highest contract charges               1.30%           0.58%           26.49%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           1.86%           27.76%
    Highest contract charges               1.30%           1.39%           27.38%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.82%           0.15%          (34.85)%
    Highest contract charges               1.07%             --           (34.98)%
    Remaining contract charges               --              --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2010  Lowest contract charges             1.30%           3.22%            9.77%
    Highest contract charges               2.85%           5.35%            8.09%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.30%           8.29%           24.49%
    Highest contract charges               0.49%             --            22.57%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.30%           6.13%          (12.18)%
    Highest contract charges               2.60%           6.96%          (13.31)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.30%           5.45%            4.83%
    Highest contract charges               2.59%           5.31%            3.48%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%           5.81%            7.10%
    Highest contract charges               2.60%           4.96%            5.72%
    Remaining contract charges               --              --               --
FRANKLIN MUTUAL SHARES SECURITIES
 FUND
 2010  Lowest contract charges             1.00%           1.57%            9.95%
    Highest contract charges               2.85%           1.53%            8.07%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           2.40%           24.69%
    Highest contract charges               0.49%             --            22.51%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.82%           2.82%          (34.27)%
    Highest contract charges               2.61%           2.90%          (38.73)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.30%           1.40%            2.14%
    Highest contract charges               2.59%           1.41%            0.82%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%           1.54%           16.85%
    Highest contract charges               2.60%           1.32%           15.34%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges               38,051     $3.179308        $120,977
    Highest contract charges                  4,022     20.060726          80,679
    Remaining contract charges            1,096,299            --      26,721,769
 2009  Lowest contract charges               24,240      2.733475          66,259
    Highest contract charges                 44,551     20.261118         902,661
    Remaining contract charges            1,217,869            --      25,855,849
 2008  Lowest contract charges               25,129      1.597720          40,148
    Highest contract charges                 47,511     11.997433         570,005
    Remaining contract charges            1,186,370            --      14,883,870
 2007  Lowest contract charges               70,994      3.416340         242,540
    Highest contract charges                 53,870     25.990444       1,400,099
    Remaining contract charges            1,469,143            --      39,619,160
 2006  Lowest contract charges               47,574      2.681166         127,563
    Highest contract charges                 54,027     20.664228       1,116,428
    Remaining contract charges            1,689,525            --      35,891,095
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges               88,696      8.773263         778,151
    Highest contract charges                  4,343     14.184236          61,606
    Remaining contract charges            2,515,867            --      28,056,016
 2009  Lowest contract charges              102,732      8.257399         848,297
    Highest contract charges                  1,299     13.562075          17,623
    Remaining contract charges            3,090,539            --      33,314,738
 2008  Lowest contract charges               68,014      6.367763         433,098
    Highest contract charges                129,996      8.129257       1,056,767
    Remaining contract charges            3,331,835            --      28,093,096
 2007  Lowest contract charges               70,048      1.522683         106,661
    Highest contract charges                147,178     14.466570       2,129,154
    Remaining contract charges            3,966,069            --      60,452,174
 2006  Lowest contract charges               75,250      1.507218         113,413
    Highest contract charges                152,503     14.507161       2,212,392
    Remaining contract charges            4,549,684            --      69,066,710
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2010  Lowest contract charges               30,978     10.250605         317,543
    Highest contract charges                  4,984     10.163764          50,657
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges               34,344      9.254670         317,839
    Highest contract charges                 13,746      9.203811         126,512
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges                5,057      7.587776          38,375
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges             1.30%           1.76%           16.31%
    Highest contract charges               2.25%           1.75%           14.52%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.30%           4.68%           71.09%
    Highest contract charges               2.60%           4.75%           68.88%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.31%           2.88%          (53.23)%
    Highest contract charges               2.61%           3.05%          (53.84)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.29%           1.74%           27.42%
    Highest contract charges               2.59%           2.53%           25.78%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%           1.24%           26.77%
    Highest contract charges               2.60%           1.28%           25.14%
    Remaining contract charges               --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges             1.00%           1.19%            6.25%
    Highest contract charges               2.65%           1.56%            4.59%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           3.28%           29.68%
    Highest contract charges               2.62%             --            27.68%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.82%           0.10%          (38.49)%
    Highest contract charges               2.61%           1.76%          (43.81)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.30%           1.34%            1.03%
    Highest contract charges               2.59%           1.32%           (0.28)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%           1.23%           20.24%
    Highest contract charges               2.60%           1.37%           18.68%
    Remaining contract charges               --              --               --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2010  Lowest contract charges             1.00%           1.20%           10.76%
    Highest contract charges               1.30%           1.64%           10.43%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.99%           1.71%           21.97%
    Highest contract charges               1.29%           1.75%           21.60%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.83%           2.39%          (25.87)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2010  Lowest contract charges         69,033    $13.208123        $911,802
    Highest contract charges           39,938     13.096251         523,040
    Remaining contract charges             --            --              --
 2009  Lowest contract charges         56,525     11.673293         659,832
    Highest contract charges           27,069     11.609181         314,252
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         25,248      9.942749         251,042
    Highest contract charges           21,906      9.917849         217,256
    Remaining contract charges             --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges      1,605,332      1.252295       2,010,349
    Highest contract charges              335     14.348822           4,810
    Remaining contract charges     33,485,332            --      51,299,287
 2009  Lowest contract charges        891,554      1.125166       1,003,146
    Highest contract charges              329     13.139332           4,327
    Remaining contract charges     29,394,198            --      40,913,611
 2008  Lowest contract charges        921,978      0.870096         802,210
    Highest contract charges           36,480      0.810892          29,582
    Remaining contract charges     30,014,039            --      32,468,197
 2007  Lowest contract charges        709,812      1.282397         910,261
    Highest contract charges           33,093      1.215681          40,230
    Remaining contract charges     31,986,956            --      50,071,020
 2006  Lowest contract charges        467,737      1.211634         566,725
    Highest contract charges           48,030      1.168295          56,114
    Remaining contract charges     24,695,771            --      37,025,204
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges     19,589,302      1.781162      34,891,721
    Highest contract charges           10,690     12.024711         128,546
    Remaining contract charges    302,438,728            --     637,898,145
 2009  Lowest contract charges     21,432,785      1.669168      35,774,919
    Highest contract charges              697     11.484705           8,007
    Remaining contract charges    324,261,831            --     644,482,624
 2008  Lowest contract charges     21,883,138      1.462244      31,998,487
    Highest contract charges           83,860      1.369854         114,877
    Remaining contract charges    318,891,587            --     549,989,320
 2007  Lowest contract charges     16,311,614      1.594851      26,014,594
    Highest contract charges          146,741      1.519717         223,005
    Remaining contract charges    324,269,556            --     606,145,851
 2006  Lowest contract charges      7,356,213      1.535168      11,293,022
    Highest contract charges          156,245      1.487922         232,480
    Remaining contract charges    211,303,181            --     372,767,533

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2010  Lowest contract charges        1.00%             1.45%             13.15%
    Highest contract charges          1.30%             1.38%             12.81%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.00%            12.97%             17.41%
    Highest contract charges          1.30%            14.48%             17.05%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             0.28%              0.27%
    Highest contract charges          1.07%               --               0.06%
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        0.75%             1.57%             11.30%
    Highest contract charges          2.65%             1.48%              9.21%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.30%             29.32%
    Highest contract charges          2.62%             5.64%             26.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.37%            (32.15)%
    Highest contract charges          2.45%             3.26%            (33.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.58%              5.84%
    Highest contract charges          2.45%             2.37%              4.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%              9.88%
    Highest contract charges          2.45%             1.57%              8.02%
    Remaining contract charges          --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        0.75%             4.08%              6.71%
    Highest contract charges          2.65%            10.74%              4.70%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.95%             14.15%
    Highest contract charges          2.62%            10.57%             12.00%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.16%             (8.32)%
    Highest contract charges          2.46%             5.03%             (9.86)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.37%              3.89%
    Highest contract charges          2.44%             5.10%              2.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.01%              4.02%
    Highest contract charges          2.45%             6.30%              2.27%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges        473,023    $12.374494      $5,853,420
    Highest contract charges              603     16.801253          10,135
    Remaining contract charges      9,244,860            --     109,186,482
 2009  Lowest contract charges        388,802     10.701705       4,160,841
    Highest contract charges           11,580     10.476280         121,312
    Remaining contract charges      8,569,453            --      88,228,741
 2008  Lowest contract charges         64,054      7.401954         474,121
    Highest contract charges           23,634      7.371198         174,208
    Remaining contract charges      1,371,912            --       9,270,998
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges     23,466,607      1.662078      39,003,331
    Highest contract charges            5,555     13.838538          76,871
    Remaining contract charges    227,380,598            --     438,746,803
 2009  Lowest contract charges     25,303,244      1.479238      37,429,521
    Highest contract charges           97,727      1.280144         125,104
    Remaining contract charges    250,456,647            --     431,737,437
 2008  Lowest contract charges     27,089,789      1.195400      32,383,134
    Highest contract charges           80,708      1.052246          84,925
    Remaining contract charges    271,490,839            --     377,293,062
 2007  Lowest contract charges     20,730,363      1.782505      36,951,976
    Highest contract charges           95,014      1.596005         151,644
    Remaining contract charges    250,774,487            --     516,341,193
 2006  Lowest contract charges      9,400,152      1.658967      15,594,542
    Highest contract charges           28,548      1.510859          43,131
    Remaining contract charges    149,361,324            --     279,571,458
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges          3,809     10.061290          38,319
    Highest contract charges            5,911      9.601036          56,751
    Remaining contract charges        154,438            --       1,515,539
 2009  Lowest contract charges          3,492      8.737909          30,509
    Highest contract charges            8,872      8.476750          75,204
    Remaining contract charges        190,179            --       1,634,327
 2008  Lowest contract charges          1,097      6.173557           6,773
    Highest contract charges            5,676      6.109152          34,677
    Remaining contract charges         41,867            --         256,916

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges        0.75%             0.82%             15.63%
    Highest contract charges          0.23%             0.56%             13.46%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.38%             44.58%
    Highest contract charges          2.43%             2.64%             42.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.18%             5.82%             (1.63)%
    Highest contract charges          0.60%             5.03%             (1.85)%
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges        0.75%             1.93%             12.36%
    Highest contract charges          2.45%             7.65%             10.25%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.30%             23.74%
    Highest contract charges          2.45%             2.55%             21.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.46%            (32.94)%
    Highest contract charges          2.46%             1.78%            (34.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.32%              7.45%
    Highest contract charges          2.43%             2.28%              5.64%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%             19.46%
    Highest contract charges          2.45%             2.78%             17.45%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges        0.75%             0.98%             15.15%
    Highest contract charges          2.40%             1.04%             13.26%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.50%             41.06%
    Highest contract charges          2.40%             1.23%             38.76%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.90%             0.31%            (41.13)%
    Highest contract charges          1.99%             3.39%            (41.62)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges        778,511     $1.282407        $998,368
    Highest contract charges            1,024      8.309535           8,511
    Remaining contract charges      7,530,932            --      12,131,450
 2009  Lowest contract charges        898,993      1.130896       1,016,667
    Highest contract charges            5,517      7.453319          41,116
    Remaining contract charges      8,693,897            --      12,532,843
 2008  Lowest contract charges        943,898      0.840008         792,882
    Highest contract charges            6,449      5.631148          36,317
    Remaining contract charges      9,929,069            --      11,239,272
 2007  Lowest contract charges        715,029      1.780206       1,272,898
    Highest contract charges            5,255     12.139377          63,788
    Remaining contract charges     11,651,373            --      28,232,032
 2006  Lowest contract charges        391,521      1.434316         561,564
    Highest contract charges          378,871      1.391475         527,189
    Remaining contract charges      5,870,826            --      11,208,635
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges        635,809      1.125208         715,418
    Highest contract charges            2,411     14.163838          34,145
    Remaining contract charges    277,184,112            --     329,243,238
 2009  Lowest contract charges        607,132      0.994065         603,529
    Highest contract charges           12,827      1.078275          13,831
    Remaining contract charges    320,159,443            --     337,768,359
 2008  Lowest contract charges        628,890      0.797115         501,298
    Highest contract charges           11,262      0.879458           9,904
    Remaining contract charges    353,222,538            --     301,911,077
 2007  Lowest contract charges        611,853      1.280301         783,356
    Highest contract charges           30,329      1.436846          43,578
    Remaining contract charges    399,610,587            --     553,589,912
 2006  Lowest contract charges        481,740      1.190599         573,559
    Highest contract charges           19,067      1.359078          25,914
    Remaining contract charges    312,851,648            --     405,542,040
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges      1,744,217      1.437446       2,507,217
    Highest contract charges           40,665      1.266333          51,496
    Remaining contract charges     27,825,470            --      37,487,082
 2009  Lowest contract charges      1,872,011      1.213267       2,271,249
    Highest contract charges          251,883      1.091277         274,874
    Remaining contract charges     19,246,414            --      22,116,017
 2008  Lowest contract charges      2,075,548      0.910599       1,889,992
    Highest contract charges            4,349      0.829923           3,609
    Remaining contract charges     22,253,617            --      19,283,995
 2007  Lowest contract charges      2,143,926      1.576049       3,378,933
    Highest contract charges          280,323      1.465205         410,730
    Remaining contract charges     20,991,584            --      31,750,972
 2006  Lowest contract charges      2,079,466      1.359730       2,827,513
    Highest contract charges          191,195      1.285135         245,711
    Remaining contract charges     17,381,715            --      22,854,310

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges        0.75%             0.26%             13.40%
    Highest contract charges          2.45%             0.11%             11.49%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.76%             34.63%
    Highest contract charges          2.45%             0.72%             32.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.74%            (52.81)%
    Highest contract charges          2.46%             0.71%            (53.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.05%             24.12%
    Highest contract charges          1.81%               --              17.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.00%             13.29%
    Highest contract charges          2.39%             1.01%             11.44%
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges        0.75%             1.37%             13.19%
    Highest contract charges          2.45%             2.39%             11.07%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.62%             24.71%
    Highest contract charges          2.45%             1.64%             22.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.20%            (37.74)%
    Highest contract charges          2.46%             0.61%            (38.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.10%              7.53%
    Highest contract charges          2.44%             1.16%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.45%             11.61%
    Highest contract charges          2.45%             1.38%              9.73%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges        0.75%             0.03%             18.48%
    Highest contract charges          1.74%             0.03%             16.48%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.47%             33.24%
    Highest contract charges          2.40%             0.44%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.26%            (42.22)%
    Highest contract charges          2.44%             0.40%            (43.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.02%             15.91%
    Highest contract charges          2.39%             0.02%             14.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.06%              3.83%
    Highest contract charges          2.40%             0.07%              2.13%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges      3,728,640     $1.701546      $6,344,452
    Highest contract charges              443     15.232438           6,748
    Remaining contract charges     65,530,671            --     110,051,929
 2009  Lowest contract charges      4,290,068      1.458218       6,255,855
    Highest contract charges           93,827      1.306706         122,604
    Remaining contract charges     76,820,751            --     109,957,925
 2008  Lowest contract charges      4,609,446      1.133580       5,225,176
    Highest contract charges           96,360      1.033217          99,561
    Remaining contract charges     87,995,054            --      98,858,182
 2007  Lowest contract charges      2,923,914      2.102007       6,146,088
    Highest contract charges           88,530      1.948859         172,532
    Remaining contract charges     77,642,443            --     164,018,168
 2006  Lowest contract charges      1,039,509      1.633478       1,698,014
    Highest contract charges           41,823      1.540415          64,424
    Remaining contract charges     42,642,309            --      68,368,946
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges      1,079,802      1.811122       1,955,654
    Highest contract charges            3,596     17.208998          61,891
    Remaining contract charges     47,982,667            --      87,065,684
 2009  Lowest contract charges      1,127,125      1.571038       1,770,757
    Highest contract charges           46,620      1.456931          67,922
    Remaining contract charges     44,112,086            --      70,114,052
 2008  Lowest contract charges        855,451      1.052015         899,947
    Highest contract charges           32,628      0.992304          32,376
    Remaining contract charges     30,946,429            --      32,872,543
 2007  Lowest contract charges        834,252      1.417630       1,182,660
    Highest contract charges           32,628      1.360119          44,377
    Remaining contract charges     30,969,321            --      44,911,514
 2006  Lowest contract charges        501,317      1.389570         696,614
    Highest contract charges           31,418      1.356048          42,604
    Remaining contract charges     19,641,119            --      27,445,620
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        350,964      1.048831         368,102
    Highest contract charges           35,143      0.983891          34,577
    Remaining contract charges     15,423,655            --      21,680,001
 2009  Lowest contract charges        354,276      0.921031         326,299
    Highest contract charges           36,107      0.878793          31,731
    Remaining contract charges     17,533,152            --      20,950,517
 2008  Lowest contract charges        397,789      0.735613         292,619
    Highest contract charges           39,306      0.713911          28,061
    Remaining contract charges     14,810,933            --      14,071,255
 2007  Lowest contract charges        340,263      1.178530         401,010
    Highest contract charges          114,404      1.163428         133,100
    Remaining contract charges     17,434,286            --      27,931,663
 2006  Lowest contract charges        275,035      1.128688         310,429
    Highest contract charges           19,091      1.133323          21,636
    Remaining contract charges     13,877,968            --      20,250,064

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges        0.75%             0.02%             16.69%
    Highest contract charges          2.45%             0.02%             14.49%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.52%             28.64%
    Highest contract charges          2.45%             0.53%             26.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (46.07)%
    Highest contract charges          2.46%             0.35%            (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.20%             28.68%
    Highest contract charges          2.43%             0.21%             26.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.44%             11.22%
    Highest contract charges          2.48%             0.70%              9.34%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges        0.75%             0.68%             15.28%
    Highest contract charges          0.83%               --              13.11%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             9.79%             49.34%
    Highest contract charges          2.45%            10.92%             46.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%            10.06%            (25.79)%
    Highest contract charges          2.45%            10.27%            (27.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             9.20%              2.02%
    Highest contract charges          2.44%             7.93%              0.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%            18.00%             10.34%
    Highest contract charges          2.45%            15.94%              8.48%
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        0.75%             1.79%             13.88%
    Highest contract charges          2.45%             1.75%             11.96%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.98%             25.21%
    Highest contract charges          2.46%             2.29%             23.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.43%            (37.58)%
    Highest contract charges          2.46%             1.06%            (38.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.94%              4.42%
    Highest contract charges          2.43%             1.77%              2.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.96%             14.59%
    Highest contract charges          2.44%             1.18%             12.66%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges      7,942,496     $1.524253     $12,106,374
    Highest contract charges            1,160     15.496334          17,973
    Remaining contract charges    115,192,365            --     198,394,703
 2009  Lowest contract charges      1,872,425      1.341398       2,511,667
    Highest contract charges            8,664      8.952868          77,570
    Remaining contract charges     84,204,284            --     127,471,703
 2008  Lowest contract charges      1,954,574      1.012667       1,979,333
    Highest contract charges            8,264      6.874800          56,813
    Remaining contract charges     92,429,415            --     106,347,158
 2007  Lowest contract charges      1,634,445      1.766656       2,887,502
    Highest contract charges            8,267     12.199778         100,852
    Remaining contract charges     87,395,241            --     175,880,908
 2006  Lowest contract charges        956,669      1.396856       1,336,328
    Highest contract charges        2,515,912      1.374614       3,458,408
    Remaining contract charges     66,160,047            --     105,249,980
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges         90,833      9.484348         861,492
    Highest contract charges              555      8.969653           4,981
    Remaining contract charges      1,471,555            --      13,604,751
 2009  Lowest contract charges         86,938      7.594047         660,209
    Highest contract charges           18,773      7.313253         137,288
    Remaining contract charges      1,571,650            --      11,741,833
 2008  Lowest contract charges         30,239      5.174315         156,464
    Highest contract charges            4,737      5.065890          23,998
    Remaining contract charges        406,773            --       2,082,155
 2007  Lowest contract charges          1,539      9.808732          15,095
    Highest contract charges              108      9.771745           1,054
    Remaining contract charges         18,625            --         182,365
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges         38,317     12.335637         472,659
    Highest contract charges            6,482     12.227077          79,257
    Remaining contract charges        575,755            --       7,068,361

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        0.75%             1.57%             13.63%
    Highest contract charges          2.45%             3.10%             11.50%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.09%             32.46%
    Highest contract charges          2.45%             2.14%             30.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.41%            (42.68)%
    Highest contract charges          2.46%             2.30%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.38%             26.47%
    Highest contract charges          1.84%             3.57%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.14%             23.53%
    Highest contract charges          2.40%             3.15%             21.51%
    Remaining contract charges          --                --                 --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        0.75%             0.70%             24.89%
    Highest contract charges          0.15%             0.63%             22.79%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.45%             46.76%
    Highest contract charges          2.39%             0.40%             44.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.47%            (47.25)%
    Highest contract charges          2.42%             0.26%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.20%             2.36%              3.02%
    Highest contract charges          0.55%             0.80%              2.83%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges        0.32%             0.63%             23.36%
    Highest contract charges          1.03%             0.69%             22.27%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges      1,916,691     $1.208270      $2,315,881
    Highest contract charges            1,098      9.470696          10,395
    Remaining contract charges    129,887,896            --     170,730,977
 2009  Lowest contract charges      3,191,611      1.217394       3,885,448
    Highest contract charges          215,617      1.010955         217,979
    Remaining contract charges    181,015,736            --     242,802,746
 2008  Lowest contract charges      4,734,840      1.225735       5,803,659
    Highest contract charges          317,639      1.035301         328,852
    Remaining contract charges    296,680,169            --     403,029,464
 2007  Lowest contract charges      2,438,385      1.209133       2,948,332
    Highest contract charges           31,748      1.038826          32,981
    Remaining contract charges    110,676,370            --     144,127,445
 2006  Lowest contract charges      1,820,802      1.160839       2,113,655
    Highest contract charges           43,771      1.014418          44,402
    Remaining contract charges     56,099,570            --      70,981,637
HARTFORD SMALL COMPANY HLS
 FUND
 2010  Lowest contract charges        174,645      1.703225         297,459
    Highest contract charges            1,083     15.910332          17,236
    Remaining contract charges     31,677,939            --      61,956,707
 2009  Lowest contract charges        179,851      1.382440         248,634
    Highest contract charges            7,997      1.130532           9,041
    Remaining contract charges     33,945,677            --      53,490,574
 2008  Lowest contract charges        329,679      1.077311         355,167
    Highest contract charges            3,017      0.896115           2,704
    Remaining contract charges     36,184,664            --      44,285,654
 2007  Lowest contract charges        293,655      1.827464         536,644
    Highest contract charges            3,000      1.546238           4,639
    Remaining contract charges     23,422,005            --      48,599,456
 2006  Lowest contract charges        176,308      1.611899         284,190
    Highest contract charges          409,539      1.715602         702,606
    Remaining contract charges      3,216,245            --       5,793,529
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges        607,605      1.600207         972,294
    Highest contract charges              211     18.662145           3,942
    Remaining contract charges     27,378,968            --      44,151,159
 2009  Lowest contract charges        420,804      1.180637         496,817
    Highest contract charges           39,402      1.057909          41,683
    Remaining contract charges     27,674,384            --      31,629,699
 2008  Lowest contract charges        422,859      0.878590         371,520
    Highest contract charges           34,322      0.800757          27,484
    Remaining contract charges     29,834,487            --      25,641,859
 2007  Lowest contract charges        381,139      1.414586         539,154
    Highest contract charges           36,990      1.311438          48,510
    Remaining contract charges     30,718,537            --      42,760,149
 2006  Lowest contract charges        228,554      1.451976         331,859
    Highest contract charges           29,797      1.369188          40,797
    Remaining contract charges     31,135,583            --      44,326,740

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        0.75%               --              (0.75)%
    Highest contract charges          0.84%               --              (2.62)%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.06%             (0.68)%
    Highest contract charges          2.45%             0.07%             (2.35)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.94%              1.37%
    Highest contract charges          2.43%             1.75%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             4.75%              4.16%
    Highest contract charges          2.51%             4.99%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             4.72%              3.92%
    Highest contract charges          2.45%             4.66%              2.17%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2010  Lowest contract charges        0.75%               --              23.20%
    Highest contract charges          0.83%               --              20.89%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.01%             28.32%
    Highest contract charges          2.44%             0.01%             26.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.11%            (41.05)%
    Highest contract charges          2.46%             0.11%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.28%             13.37%
    Highest contract charges          2.41%             1.01%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.48%             0.43%              2.66%
    Highest contract charges          1.53%             0.30%              1.67%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges        0.75%               --              35.54%
    Highest contract charges          0.71%               --              32.99%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.08%             34.38%
    Highest contract charges          2.45%             0.09%             32.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.46%             0.44%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.39%             (2.58)%
    Highest contract charges          2.44%             0.34%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.35%              6.06%
    Highest contract charges          2.49%             0.28%              4.27%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        637,246     $1.037207        $660,956
    Highest contract charges           54,836      0.966224          52,984
    Remaining contract charges     28,879,003            --      36,230,160
 2009  Lowest contract charges        746,502      0.910292         679,535
    Highest contract charges           44,495      0.862513          38,378
    Remaining contract charges     33,086,475            --      36,903,869
 2008  Lowest contract charges        821,191      0.647997         532,129
    Highest contract charges           44,703      0.624503          27,917
    Remaining contract charges     36,563,329            --      29,747,638
 2007  Lowest contract charges        661,207      1.148022         759,080
    Highest contract charges          181,612      1.125449         204,396
    Remaining contract charges     40,486,180            --      57,760,835
 2006  Lowest contract charges        529,042      1.092190         577,813
    Highest contract charges          170,662      1.089081         185,865
    Remaining contract charges     37,440,539            --      49,165,248
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges      5,650,891      1.234656       6,976,906
    Highest contract charges            6,241     10.200692          63,659
    Remaining contract charges    228,816,613            --     264,779,021
 2009  Lowest contract charges      6,436,077      1.198495       7,713,607
    Highest contract charges          106,549      1.074005         114,434
    Remaining contract charges    249,220,559            --     281,937,319
 2008  Lowest contract charges      8,240,763      1.168037       9,625,517
    Highest contract charges          182,648      1.064651         194,456
    Remaining contract charges    279,813,503            --     310,718,915
 2007  Lowest contract charges      3,946,749      1.184437       4,674,675
    Highest contract charges           86,449      1.098120          94,932
    Remaining contract charges    264,015,313            --     299,752,419
 2006  Lowest contract charges      1,105,315      1.143295       1,263,697
    Highest contract charges           96,276      1.078142         103,799
    Remaining contract charges    150,695,098            --     166,233,930
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges      6,831,468      1.384725       9,459,704
    Highest contract charges            2,888     13.938601          40,260
    Remaining contract charges    107,938,137            --     139,937,906
 2009  Lowest contract charges        384,358      1.216669         467,636
    Highest contract charges           34,145      1.083181          36,985
    Remaining contract charges     64,817,950            --      74,400,671
 2008  Lowest contract charges        370,012      0.985619         364,691
    Highest contract charges           34,144      0.892530          30,475
    Remaining contract charges     71,230,942            --      66,596,123
 2007  Lowest contract charges        268,937      1.505403         404,859
    Highest contract charges           34,787      1.386664          48,237
    Remaining contract charges     42,938,794            --      61,691,870
 2006  Lowest contract charges        107,921      1.391771         150,200
    Highest contract charges            1,505      1.303971           1,962
    Remaining contract charges     13,781,058            --      18,353,162

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        0.75%             1.17%             13.94%
    Highest contract charges          2.45%             1.45%             12.02%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.58%             40.48%
    Highest contract charges          2.45%             1.64%             38.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.15%            (43.56)%
    Highest contract charges          2.47%             1.29%            (44.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.07%              5.11%
    Highest contract charges          2.44%             1.03%              3.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.77%             13.80%
    Highest contract charges          2.43%             2.36%             11.88%
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges        0.75%             4.51%              3.02%
    Highest contract charges          0.83%               --               1.08%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.03%              2.61%
    Highest contract charges          2.46%             0.02%              0.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             9.09%             (1.39)%
    Highest contract charges          2.45%             9.94%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             3.43%              3.60%
    Highest contract charges          2.44%             4.09%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.84%              3.24%
    Highest contract charges          2.45%             3.75%              1.50%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges        0.75%             1.49%             13.81%
    Highest contract charges          2.08%             4.39%             11.67%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             2.03%             23.44%
    Highest contract charges          2.45%             1.93%             21.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.21%            (34.53)%
    Highest contract charges          2.46%             1.88%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.68%              8.17%
    Highest contract charges          2.42%             1.45%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.89%             20.92%
    Highest contract charges          2.43%             0.98%             18.88%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges              432,658    $10.415366      $4,506,289
    Highest contract charges                161,721     10.332332       1,670,951
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges              342,677      9.910553       3,396,117
    Highest contract charges                 91,523      9.861068         902,517
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges              102,840      8.919032         917,239
    Highest contract charges                 11,303      8.901131         100,606
    Remaining contract charges                   --            --              --
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges               28,959      9.849449         285,229
    Highest contract charges                  6,965      9.770869          68,058
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges               32,264      8.929801         288,115
    Highest contract charges                  2,907      8.885138          25,826
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges               16,744      6.361685         106,523
    Highest contract charges                  4,401      6.348879          27,938
    Remaining contract charges                   --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges               80,993      9.737553         788,676
    Highest contract charges                 34,652      9.659874         334,733
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges               81,437      8.057530         656,178
    Highest contract charges                 36,713      8.017227         294,339
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges               27,168      5.062163         137,532
    Highest contract charges                  3,939      5.051966          19,897
    Remaining contract charges                   --            --              --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges              393,477      9.422493       3,707,534
    Highest contract charges                103,507      9.347299         967,513
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges              350,040      8.040827       2,814,607
    Highest contract charges                109,944      8.000594         879,621
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges              108,446      5.842125         633,559
    Highest contract charges                 11,906      5.830348          69,414
    Remaining contract charges                   --            --              --

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 2010  Lowest contract charges             1.00%           2.29%            5.09%
    Highest contract charges               1.30%           1.85%            4.78%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           2.75%           11.12%
    Highest contract charges               1.29%           2.84%           10.78%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.66%             --           (10.97)%
    Highest contract charges               0.86%             --           (11.14)%
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges             1.00%           0.88%           10.30%
    Highest contract charges               1.30%           0.96%            9.97%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           1.87%           40.37%
    Highest contract charges               1.30%           1.32%           39.95%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.65%             --           (36.75)%
    Highest contract charges               0.86%             --           (36.88)%
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2010  Lowest contract charges             1.00%           0.02%           20.85%
    Highest contract charges               1.30%           0.02%           20.49%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           0.07%           59.17%
    Highest contract charges               1.29%           0.07%           58.70%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.66%             --           (49.82)%
    Highest contract charges               0.87%             --           (49.92)%
    Remaining contract charges               --              --               --
AMERICAN FUNDS GROWTH HLS FUND
 2010  Lowest contract charges             1.00%           0.49%           17.18%
    Highest contract charges               1.30%           0.46%           16.83%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           0.57%           37.64%
    Highest contract charges               1.29%           0.76%           37.22%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.66%           3.06%          (42.01)%
    Highest contract charges               0.86%           3.33%          (42.13)%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2010  Lowest contract charges        198,698     $9.204009      $1,828,818
    Highest contract charges           82,527      9.130561         753,513
    Remaining contract charges             --            --              --
 2009  Lowest contract charges        183,763      8.366760       1,537,501
    Highest contract charges           84,956      8.324907         707,251
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         47,822      6.458185         308,843
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2010  Lowest contract charges        289,565      9.050211       2,620,627
    Highest contract charges           93,094      8.977990         835,801
    Remaining contract charges             --            --              --
 2009  Lowest contract charges        237,294      8.549477       2,028,738
    Highest contract charges           88,419      8.506707         752,157
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         69,184      6.049169         418,505
    Highest contract charges           23,628      6.036989         142,641
    Remaining contract charges             --            --              --
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges        571,843     13.376501       7,649,264
    Highest contract charges              158     12.112726           1,911
    Remaining contract charges      2,195,725            --      28,105,078
 2009  Lowest contract charges        638,979     11.322903       7,235,101
    Highest contract charges              611     10.428907           6,372
    Remaining contract charges      2,236,260            --      24,404,283
 2008  Lowest contract charges        686,315      9.055859       6,215,171
    Highest contract charges              623      8.483783           5,283
    Remaining contract charges      2,496,430            --      21,934,400
 2007  Lowest contract charges        683,646     12.791256       8,744,685
    Highest contract charges              623     12.188854           7,590
    Remaining contract charges      2,438,467            --      30,508,290
 2006  Lowest contract charges        460,454     12.075767       5,560,321
    Highest contract charges            1,109     11.704297          12,976
    Remaining contract charges      1,916,688            --      22,816,633

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2010  Lowest contract charges        1.00%             1.31%             10.01%
    Highest contract charges          1.30%             1.22%              9.68%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.00%             2.08%             29.55%
    Highest contract charges          1.29%             3.14%             29.17%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%             3.35%            (36.60)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2010  Lowest contract charges        1.00%             1.01%              5.86%
    Highest contract charges          1.30%             0.99%              5.54%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.00%             1.65%             41.33%
    Highest contract charges          1.30%             1.87%             40.91%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%               --             (39.86)%
    Highest contract charges          0.85%               --             (39.99)%
    Remaining contract charges          --                --                 --
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.30%             18.14%
    Highest contract charges          2.46%             0.19%             16.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.18%             25.03%
    Highest contract charges          2.45%             0.18%             22.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.53%            (29.20)%
    Highest contract charges          2.46%             0.54%            (30.40)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.59%              5.93%
    Highest contract charges          2.44%             0.35%              4.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             13.78%
    Highest contract charges          2.45%             0.70%             11.87%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges        835,332    $12.236863     $10,221,843
    Highest contract charges           20,536     11.113119         228,223
    Remaining contract charges      1,447,068            --      17,031,083
 2009  Lowest contract charges        959,062     10.742542      10,302,764
    Highest contract charges           21,268      9.918307         210,938
    Remaining contract charges      1,594,026            --      16,571,995
 2008  Lowest contract charges      1,020,677      8.770359       8,951,708
    Highest contract charges           27,778      8.232069         228,670
    Remaining contract charges      1,628,336            --      13,909,101
 2007  Lowest contract charges      1,005,977     11.971920      12,043,480
    Highest contract charges           25,199     11.424297         287,885
    Remaining contract charges      1,700,827            --      19,970,302
 2006  Lowest contract charges        529,829     11.692294       6,194,912
    Highest contract charges           22,116     11.343054         250,868
    Remaining contract charges      1,187,654            --      13,716,964
LORD ABBETT BOND DEBENTURE
 FUND
 2010  Lowest contract charges      1,030,656     13.934296      14,361,469
    Highest contract charges              802     15.024215          12,053
    Remaining contract charges      6,987,980            --      92,901,305
 2009  Lowest contract charges      1,127,201     12.499915      14,089,918
    Highest contract charges            3,890     11.513108          44,785
    Remaining contract charges      7,064,443            --      84,838,284
 2008  Lowest contract charges      1,078,807      9.376827      10,115,783
    Highest contract charges            3,534      8.784491          31,046
    Remaining contract charges      6,623,327            --      60,172,411
 2007  Lowest contract charges        939,593     11.456197      10,764,160
    Highest contract charges            7,725     10.916673          84,329
    Remaining contract charges      5,636,444            --      63,076,451
 2006  Lowest contract charges        523,359     10.870047       5,688,948
    Highest contract charges            8,353     10.535676          88,000
    Remaining contract charges      3,266,287            --      34,985,269
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges      2,839,763     10.651834      30,248,680
    Highest contract charges              933     13.689483          12,768
    Remaining contract charges     19,132,815            --     194,988,063
 2009  Lowest contract charges      3,188,942      9.140477      29,148,454
    Highest contract charges            1,024      8.418646           8,620
    Remaining contract charges     21,647,122            --     190,689,662
 2008  Lowest contract charges      3,443,983      7.745474      26,675,280
    Highest contract charges            1,134      7.256097           8,230
    Remaining contract charges     24,046,223            --     180,817,101
 2007  Lowest contract charges      2,618,502     12.274113      32,139,787
    Highest contract charges            4,251     11.696028          49,722
    Remaining contract charges     23,325,418            --     279,981,336
 2006  Lowest contract charges      1,154,086     11.955476      13,797,643
    Highest contract charges            3,691     11.587688          42,773
    Remaining contract charges     12,550,731            --     147,760,310

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             2.76%             13.91%
    Highest contract charges          2.40%             2.88%             12.05%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.54%             22.49%
    Highest contract charges          2.41%             3.35%             20.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.99%            (26.74)%
    Highest contract charges          2.40%             4.98%            (27.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.74%              2.39%
    Highest contract charges          2.39%             2.97%              0.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.38%             13.70%
    Highest contract charges          2.39%             3.53%             11.84%
    Remaining contract charges          --                --                 --
LORD ABBETT BOND DEBENTURE
 FUND
 2010  Lowest contract charges        0.75%             5.89%             11.48%
    Highest contract charges          2.45%            14.18%              9.38%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             6.82%             33.31%
    Highest contract charges          2.45%             7.04%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             6.70%            (18.15)%
    Highest contract charges          2.46%             4.95%            (19.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.70%              5.39%
    Highest contract charges          2.45%             5.79%              3.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             8.82%              8.51%
    Highest contract charges          2.44%            10.04%              6.68%
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges        0.75%             0.54%             16.54%
    Highest contract charges          0.09%             0.51%             14.34%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.01%             18.01%
    Highest contract charges          2.45%             1.04%             16.02%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.65%            (36.90)%
    Highest contract charges          2.47%             0.54%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.73%              2.67%
    Highest contract charges          2.44%             1.18%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.38%             16.40%
    Highest contract charges          2.44%             2.50%             14.44%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK
 PORTFOLIO+
 2010  Lowest contract charges        201,046    $12.606524      $2,534,488
    Highest contract charges              345     13.748208           4,747
    Remaining contract charges      1,415,210            --      17,061,417
 2009  Lowest contract charges        229,656     11.130070       2,556,089
    Highest contract charges              625     10.281352           6,428
    Remaining contract charges      1,487,942            --      15,951,561
 2008  Lowest contract charges        253,603      8.935018       2,265,948
    Highest contract charges              647      8.395121           5,433
    Remaining contract charges      1,417,165            --      12,296,207
 2007  Lowest contract charges        255,013     13.100410       3,340,775
    Highest contract charges              647     12.520156           8,102
    Remaining contract charges        977,123            --      12,524,025
 2006  Lowest contract charges        196,797     11.925730       2,346,959
    Highest contract charges           16,504     11.602501         191,485
    Remaining contract charges        725,596            --       8,532,161
MFS CORE EQUITY SERIES
 2010  Lowest contract charges          5,473      1.105123           6,048
    Highest contract charges            3,589     15.258011          54,758
    Remaining contract charges        673,766            --       5,005,690
 2009  Lowest contract charges          8,066      0.955152           7,705
    Highest contract charges            8,307      5.590037          46,438
    Remaining contract charges        777,034            --       4,974,094
 2008  Lowest contract charges         10,826      0.730666           7,910
    Highest contract charges            8,073      4.332204          34,973
    Remaining contract charges        833,379            --       4,087,444
 2007  Lowest contract charges         38,964      1.216627          47,405
    Highest contract charges           10,545      7.308216          77,068
    Remaining contract charges      1,100,576            --       8,965,301
 2006  Lowest contract charges         38,966      1.108918          43,209
    Highest contract charges           11,003      6.748313          74,249
    Remaining contract charges      1,250,462            --       9,266,228
MFS GROWTH SERIES
 2010  Lowest contract charges         15,859      1.303253          20,669
    Highest contract charges            1,047     15.142882          15,859
    Remaining contract charges        983,486            --       6,643,631
 2009  Lowest contract charges         16,271      1.144725          18,626
    Highest contract charges              753     13.538101          10,190
    Remaining contract charges      1,253,879            --       7,426,152
 2008  Lowest contract charges          2,150      0.842336           1,811
    Highest contract charges           56,773      3.905447         221,725
    Remaining contract charges      1,341,446            --       5,874,734
 2007  Lowest contract charges         28,797      1.363595          39,267
    Highest contract charges           60,924      6.405207         390,230
    Remaining contract charges      1,557,230            --      11,023,207
 2006  Lowest contract charges         28,800      1.140051          32,834
    Highest contract charges           62,045      5.425208         336,609
    Remaining contract charges      1,796,275            --      10,744,058

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT CLASSIC STOCK
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.40%             13.27%
    Highest contract charges          2.45%             0.42%             11.13%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.76%             24.57%
    Highest contract charges          2.45%             0.76%             22.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.91%            (31.80)%
    Highest contract charges          2.45%             0.91%            (32.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.70%              9.85%
    Highest contract charges          2.59%             2.94%              8.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.80%             12.07%
    Highest contract charges          2.39%             0.97%             10.24%
    Remaining contract charges          --                --                 --
MFS CORE EQUITY SERIES
 2010  Lowest contract charges        1.29%             1.26%             15.70%
    Highest contract charges          2.57%             1.08%             14.15%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             1.82%             30.72%
    Highest contract charges          2.60%             1.66%             29.03%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             1.35%            (39.94)%
    Highest contract charges          2.61%             0.76%            (40.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.34%              9.71%
    Highest contract charges          2.59%             0.34%              8.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.46%             12.33%
    Highest contract charges          2.60%             0.44%             10.88%
    Remaining contract charges          --                --                 --
MFS GROWTH SERIES
 2010  Lowest contract charges        1.30%             0.11%             13.85%
    Highest contract charges          2.25%             0.11%             12.10%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.29%             0.13%             35.90%
    Highest contract charges          0.51%               --              34.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.51%            (38.23)%
    Highest contract charges          2.61%             0.25%            (39.03)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              19.61%
    Highest contract charges          2.59%               --              18.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.50%
    Highest contract charges          2.60%               --               5.12%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2010  Lowest contract charges                    3,215       $1.104582            $3,551
    Highest contract charges                      1,780       15.060721            26,804
    Remaining contract charges                  628,469              --         4,504,269
 2009  Lowest contract charges                    3,841        0.994908             3,822
    Highest contract charges                     20,237        5.843542           118,256
    Remaining contract charges                  724,796              --         4,693,098
 2008  Lowest contract charges                    5,227        0.722254             3,775
    Highest contract charges                      4,201        4.297575            18,056
    Remaining contract charges                  789,763              --         3,735,737
 2007  Lowest contract charges                    5,404        1.159127             6,264
    Highest contract charges                     12,387        6.987543            86,554
    Remaining contract charges                1,011,035              --         7,667,402
 2006  Lowest contract charges                    5,430        1.054520             5,726
    Highest contract charges                     12,945        6.440092            83,365
    Remaining contract charges                1,244,343              --         8,688,201
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges                    4,125        1.207884             4,982
    Highest contract charges                        758       13.606091            10,317
    Remaining contract charges                1,426,552              --        13,222,201
 2009  Lowest contract charges                   15,041        1.101446            16,567
    Highest contract charges                      2,123       12.628415            26,813
    Remaining contract charges                1,797,189              --        15,232,801
 2008  Lowest contract charges                    5,307        0.879327             4,667
    Highest contract charges                     46,079        6.579279           303,165
    Remaining contract charges                1,869,059              --        12,732,487
 2007  Lowest contract charges                    5,831        1.331219             7,763
    Highest contract charges                     57,113       10.091082           576,328
    Remaining contract charges                2,170,566              --        22,551,785
 2006  Lowest contract charges                    6,525        1.222627             7,978
    Highest contract charges                     59,456        9.389215           558,248
    Remaining contract charges                2,434,128              --        23,393,700
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                   81,695       10.192680           832,690
    Highest contract charges                      2,583       12.615530            32,591
    Remaining contract charges                9,702,169              --       129,691,293
 2009  Lowest contract charges                   50,932        9.390499           478,281
    Highest contract charges                     13,753       11.833482           162,740
    Remaining contract charges               11,431,622              --       142,607,314
 2008  Lowest contract charges                    6,140        8.056854            49,472
    Highest contract charges                    264,849       10.566125         2,798,431
    Remaining contract charges               12,852,196              --       138,918,296
 2007  Lowest contract charges                  207,915        1.329842           276,494
    Highest contract charges                    309,231       13.927118         4,306,697
    Remaining contract charges               15,209,015              --       217,660,744
 2006  Lowest contract charges                  259,198        1.292758           335,079
    Highest contract charges                    324,746       13.715825         4,454,155
    Remaining contract charges               16,872,811              --       236,283,998

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2010  Lowest contract charges                1.30%              0.48%              11.02%
    Highest contract charges                  1.84%              0.44%               9.54%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                1.31%              0.82%              37.75%
    Highest contract charges                  2.59%              0.91%              35.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.30%              0.58%             (37.69)%
    Highest contract charges                  2.61%              0.68%             (38.50)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.29%              0.32%               9.92%
    Highest contract charges                  2.59%              0.33%               8.50%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.29%                --                6.19%
    Highest contract charges                  2.60%                --                4.81%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges                1.30%              2.01%               9.66%
    Highest contract charges                  2.16%              1.17%               7.98%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                1.30%              0.85%              25.26%
    Highest contract charges                  0.07%                --               23.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.31%              0.85%             (33.95)%
    Highest contract charges                  2.61%              0.87%             (34.80)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.29%              0.83%               8.88%
    Highest contract charges                  2.59%              0.81%               7.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.53%              11.54%
    Highest contract charges                  2.60%              0.52%              10.09%
    Remaining contract charges                  --                 --                  --
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                1.00%              2.37%               8.54%
    Highest contract charges                  2.15%              0.87%               6.84%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                0.99%              0.67%              16.55%
    Highest contract charges                  2.64%                --               14.94%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.82%                --              (21.52)%
    Highest contract charges                  2.61%              3.16%             (24.13)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.48%               2.87%
    Highest contract charges                  2.59%              2.56%               1.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.59%              10.45%
    Highest contract charges                  2.60%              2.31%               9.02%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS VALUE SERIES
 2010  Lowest contract charges              178,948     $9.734391      $1,741,954
    Highest contract charges                 20,264      9.652061         195,587
    Remaining contract charges                   --            --              --
 2009  Lowest contract charges              136,034      8.840590       1,202,620
    Highest contract charges                 20,933      8.792133         184,043
    Remaining contract charges                   --            --              --
 2008  Lowest contract charges               42,853      7.292241         312,492
    Highest contract charges                  5,324      7.274058          38,730
    Remaining contract charges                   --            --              --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges               99,374     15.448544       1,535,184
    Highest contract charges                 34,240     13.561609         464,352
    Remaining contract charges              965,195            --      14,257,657
 2009  Lowest contract charges              159,759     13.997917       2,236,297
    Highest contract charges                 12,010     13.021034         156,382
    Remaining contract charges            1,212,938            --      16,373,849
 2008  Lowest contract charges              188,955     11.600634       2,192,002
    Highest contract charges                 11,757     10.910358         128,268
    Remaining contract charges            1,308,232            --      14,726,806
 2007  Lowest contract charges              263,409     15.230246       4,011,786
    Highest contract charges                 23,255     14.482570         336,799
    Remaining contract charges            1,521,990            --      22,602,790
 2006  Lowest contract charges              278,722     14.957667       4,168,996
    Highest contract charges                 23,276     14.380670         334,726
    Remaining contract charges            1,669,102            --      24,466,318
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges              152,276      1.257984         191,560
    Highest contract charges                 17,248     11.425114         197,063
    Remaining contract charges            6,438,695            --      89,926,638
 2009  Lowest contract charges              393,930      1.189467         468,566
    Highest contract charges                    160     10.971449           1,751
    Remaining contract charges            7,650,518            --     101,791,293
 2008  Lowest contract charges              396,415      1.099033         435,673
    Highest contract charges                 85,520     11.834817       1,012,113
    Remaining contract charges            7,738,984            --      95,815,020
 2007  Lowest contract charges              524,392      1.239946         650,218
    Highest contract charges                118,745     13.527056       1,606,274
    Remaining contract charges            9,396,929            --     132,055,171
 2006  Lowest contract charges              891,362      1.191205       1,061,797
    Highest contract charges                118,644     13.165406       1,561,995
    Remaining contract charges           10,214,345            --     138,844,077

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
MFS VALUE SERIES
 2010  Lowest contract charges             1.00%           1.27%           10.11%
    Highest contract charges               1.30%           1.24%            9.78%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.00%           1.03%           21.23%
    Highest contract charges               1.29%           0.74%           20.87%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.82%             --           (30.80)%
    Highest contract charges               1.07%             --           (30.93)%
    Remaining contract charges               --              --               --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges             1.50%           2.10%           10.36%
    Highest contract charges               2.20%           2.12%            9.10%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.50%           2.88%           20.67%
    Highest contract charges               2.60%           2.72%           19.35%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.51%           2.38%          (23.83)%
    Highest contract charges               2.61%           2.34%          (24.67)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.50%           1.82%            1.82%
    Highest contract charges               2.59%           1.79%            0.71%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.50%           1.16%           10.90%
    Highest contract charges               2.60%           1.15%            9.69%
    Remaining contract charges               --              --               --
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges             1.30%           4.38%            5.76%
    Highest contract charges               2.85%           1.63%            4.14%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.30%           8.48%            8.23%
    Highest contract charges               2.84%             --             6.56%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.30%           4.67%          (11.36)%
    Highest contract charges               2.61%           4.91%          (12.51)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.30%           4.09%            4.09%
    Highest contract charges               2.59%           3.61%            2.75%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.30%           4.72%            2.39%
    Highest contract charges               2.60%           3.99%            1.07%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT
 PORTFOLIO+
 2010  Lowest contract charges         10,826     $2.085371         $22,575
    Highest contract charges            2,115     14.373716          30,399
    Remaining contract charges        465,080            --      11,001,988
 2009  Lowest contract charges         14,163      1.925064          27,265
    Highest contract charges               89     13.505418           1,196
    Remaining contract charges        463,463            --      10,372,366
 2008  Lowest contract charges          7,066      1.497766          10,583
    Highest contract charges            6,557     18.314140         120,078
    Remaining contract charges        433,576            --       7,606,152
 2007  Lowest contract charges         53,005      1.784655          94,597
    Highest contract charges            7,046     22.107798         155,773
    Remaining contract charges        529,221            --      11,175,592
 2006  Lowest contract charges         53,395      1.697139          90,623
    Highest contract charges            9,285     21.298708         197,757
    Remaining contract charges        620,021            --      12,411,423
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges         92,802     19.717369       1,829,803
    Highest contract charges            1,042     20.405019          21,257
    Remaining contract charges      5,251,027            --     102,142,765
 2009  Lowest contract charges         89,936     16.701612       1,502,068
    Highest contract charges              343     17.639096           6,051
    Remaining contract charges      5,513,314            --      91,734,203
 2008  Lowest contract charges         68,837      9.891401         680,895
    Highest contract charges           12,207     12.424182         151,662
    Remaining contract charges      4,879,797            --      48,763,600
 2007  Lowest contract charges        105,819     23.038258       2,437,894
    Highest contract charges           11,434     29.399461         336,150
    Remaining contract charges      4,943,228            --     117,176,890
 2006  Lowest contract charges         43,349     16.525505         716,343
    Highest contract charges           12,579     21.482782         270,229
    Remaining contract charges      3,352,293            --      59,869,961
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges         66,358      1.644456         109,122
    Highest contract charges            8,786     16.264175         142,895
    Remaining contract charges      1,421,063            --      18,802,651
 2009  Lowest contract charges         57,718      1.485964          85,767
    Highest contract charges              181     14.926190           2,699
    Remaining contract charges      1,678,451            --      20,090,448
 2008  Lowest contract charges         53,259      1.059525          56,430
    Highest contract charges           50,598      8.164682         413,114
    Remaining contract charges      1,567,352            --      13,479,375
 2007  Lowest contract charges         58,548      1.391435          81,465
    Highest contract charges           59,315     10.862917         644,339
    Remaining contract charges      1,983,364            --      22,532,621
 2006  Lowest contract charges         77,194      1.355279         104,619
    Highest contract charges           58,825     10.719109         630,546
    Remaining contract charges      2,393,088            --      26,643,846

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
UIF EMERGING MARKETS DEBT
 PORTFOLIO+
 2010  Lowest contract charges        1.30%             4.26%              8.33%
    Highest contract charges          1.83%             4.02%              6.66%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             8.59%             28.53%
    Highest contract charges          0.52%               --              26.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.32%             2.35%            (16.08)%
    Highest contract charges          2.60%             7.37%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             7.16%              5.16%
    Highest contract charges          2.60%             7.16%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%            10.04%              9.38%
    Highest contract charges          2.60%             8.89%              7.97%
    Remaining contract charges          --                --                 --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges        0.75%             0.60%             18.06%
    Highest contract charges          2.85%             0.72%             15.68%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              68.85%
    Highest contract charges          2.83%               --              65.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.61%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.35%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.76%             36.14%
    Highest contract charges          2.60%             0.79%             33.63%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges        1.30%             8.99%             10.67%
    Highest contract charges          2.85%             2.48%              8.96%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             7.51%             40.25%
    Highest contract charges          2.83%               --              38.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             9.12%            (23.85)%
    Highest contract charges          2.61%             9.30%            (24.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             9.49%              2.67%
    Highest contract charges          2.59%             9.41%              1.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             8.29%              7.22%
    Highest contract charges          2.60%             8.09%              5.84%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges        297,106    $16.859568      $5,009,080
    Highest contract charges            4,422     15.267108          67,509
    Remaining contract charges      2,673,120            --      42,900,988
 2009  Lowest contract charges        324,458     12.842311       4,166,793
    Highest contract charges            4,484     11.828510          53,036
    Remaining contract charges      2,737,174            --      33,658,862
 2008  Lowest contract charges        338,870      8.222129       2,786,231
    Highest contract charges            3,124      7.702651          24,065
    Remaining contract charges      2,712,186            --      21,522,207
 2007  Lowest contract charges        255,481     15.576117       3,979,396
    Highest contract charges              800     14.842715          11,877
    Remaining contract charges      2,038,347            --      30,934,410
 2006  Lowest contract charges        184,498     12.799102       2,361,411
    Highest contract charges              711     12.405408           8,823
    Remaining contract charges      1,006,632            --      12,676,944
INVESCO VAN KAMPEN V. I. MID
 CAP VALUE FUND+
 2010  Lowest contract charges        271,033     13.701193       3,713,478
    Highest contract charges           16,778     16.981931         284,920
    Remaining contract charges      3,751,534            --      58,191,520
 2009  Lowest contract charges        295,277     11.298285       3,336,123
    Highest contract charges              307     14.293727           4,391
    Remaining contract charges      4,328,875            --      55,925,526
 2008  Lowest contract charges        308,845      8.180000       2,526,354
    Highest contract charges           62,083     11.484152         712,974
    Remaining contract charges      5,042,149            --      47,528,899
 2007  Lowest contract charges        237,453     14.068913       3,340,712
    Highest contract charges           79,103     20.076072       1,588,068
    Remaining contract charges      5,897,336            --      97,646,483
 2006  Lowest contract charges         98,892     13.156067       1,301,016
    Highest contract charges           87,700     19.105897       1,675,578
    Remaining contract charges      6,088,556            --      94,783,859
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges      1,766,178      1.363789       2,408,695
    Highest contract charges              460     20.466135           9,412
    Remaining contract charges      4,049,108            --      80,778,011
 2009  Lowest contract charges      2,463,481      1.084382       2,671,354
    Highest contract charges               71     16.538207           1,168
    Remaining contract charges      5,002,402            --      77,448,850
 2008  Lowest contract charges      3,294,958      0.639343       2,106,608
    Highest contract charges           11,279      3.791872          42,768
    Remaining contract charges      5,816,906            --      54,221,748
 2007  Lowest contract charges      3,966,374      1.333634       5,289,691
    Highest contract charges            8,958      8.036551          71,989
    Remaining contract charges      7,434,350            --     142,432,719
 2006  Lowest contract charges      5,235,780      1.100382       5,761,358
    Highest contract charges            8,112      6.733865          54,623
    Remaining contract charges      9,217,191            --     151,778,398

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges        0.75%               --              31.28%
    Highest contract charges          2.45%               --              29.07%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              56.19%
    Highest contract charges          2.44%               --              53.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.72%            (47.21)%
    Highest contract charges          2.45%             0.72%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --              21.70%
    Highest contract charges          2.44%               --              19.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.43%               --               6.50%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V. I. MID
 CAP VALUE FUND+
 2010  Lowest contract charges        0.75%             0.84%             21.27%
    Highest contract charges          2.85%             0.88%             18.81%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.15%             38.12%
    Highest contract charges          2.83%               --              35.30%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.78%            (41.86)%
    Highest contract charges          2.61%             0.88%            (42.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.60%              6.94%
    Highest contract charges          2.59%             0.67%              5.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.19%             19.72%
    Highest contract charges          2.60%             0.28%             17.60%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges        1.30%             0.05%             25.77%
    Highest contract charges          2.65%               --              23.75%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.12%             69.61%
    Highest contract charges          0.51%               --              66.95%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.41%            (52.06)%
    Highest contract charges          2.61%             0.07%            (52.82)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              21.20%
    Highest contract charges          2.59%               --              19.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.60%               --              (2.45)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges      1,119,774     $1.332832      $1,492,471
    Highest contract charges            1,841     12.948202          23,834
    Remaining contract charges      1,706,584            --      32,012,799
 2009  Lowest contract charges      1,586,270      1.223342       1,940,551
    Highest contract charges            1,841     12.070955          22,220
    Remaining contract charges      2,053,546            --      35,351,365
 2008  Lowest contract charges      1,732,141      1.037274       1,796,704
    Highest contract charges           51,701     10.373048         536,294
    Remaining contract charges      2,418,192            --      34,802,165
 2007  Lowest contract charges      2,009,582      1.356218       2,725,431
    Highest contract charges           58,545     13.762785         805,748
    Remaining contract charges      3,037,961            --      57,987,061
 2006  Lowest contract charges      2,171,547      1.322920       2,872,785
    Highest contract charges           49,004     13.634590         668,155
    Remaining contract charges      3,704,180            --      70,645,313
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges        156,539      1.594314         249,572
    Highest contract charges            1,482     20.130957          29,838
    Remaining contract charges      2,093,425            --      16,855,880
 2009  Lowest contract charges        203,433      1.271828         258,732
    Highest contract charges               76     16.313656           1,242
    Remaining contract charges      2,490,860            --      15,978,666
 2008  Lowest contract charges        263,167      0.758844         199,703
    Highest contract charges           21,108      2.531990          53,445
    Remaining contract charges      2,769,401            --      10,803,171
 2007  Lowest contract charges        399,955      1.508588         603,368
    Highest contract charges           27,978      5.111479         143,009
    Remaining contract charges      3,238,039            --      25,986,320
 2006  Lowest contract charges        461,734      1.280881         591,423
    Highest contract charges           30,718      4.405475         135,328
    Remaining contract charges      4,067,193            --      28,291,147
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges        398,000      2.067430         822,838
    Highest contract charges            1,045     20.636027          21,571
    Remaining contract charges      1,333,624            --      30,597,245
 2009  Lowest contract charges        522,931      1.577208         824,771
    Highest contract charges               76     15.996019           1,220
    Remaining contract charges      1,377,544            --      25,429,545
 2008  Lowest contract charges        638,658      0.995874         636,023
    Highest contract charges            7,651      5.453858          41,726
    Remaining contract charges      1,519,356            --      18,473,286
 2007  Lowest contract charges        879,375      1.942474       1,708,164
    Highest contract charges            9,506     10.806114         102,719
    Remaining contract charges      1,855,953            --      43,878,117
 2006  Lowest contract charges      1,207,626      1.600730       1,933,080
    Highest contract charges            9,825      9.042643          88,843
    Remaining contract charges      2,093,762            --      44,333,527

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO V.I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges        1.30%             2.15%              8.95%
    Highest contract charges          2.65%             1.82%              7.27%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             3.02%             17.94%
    Highest contract charges          0.06%               --              15.96%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.81%            (23.52)%
    Highest contract charges          2.61%             0.77%            (24.63)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.57%              2.52%
    Highest contract charges          2.59%             2.42%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.60%             11.22%
    Highest contract charges          2.60%             2.34%              9.48%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2010  Lowest contract charges        1.30%               --              25.36%
    Highest contract charges          2.65%               --              23.40%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              67.60%
    Highest contract charges          0.51%               --              64.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (49.70)%
    Highest contract charges          2.61%               --             (50.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              17.78%
    Highest contract charges          2.59%               --              16.03%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.46%
    Highest contract charges          2.60%               --               4.77%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges        1.30%             0.14%             31.08%
    Highest contract charges          2.65%               --              29.01%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              58.37%
    Highest contract charges          0.51%               --              55.85%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.73%            (48.73)%
    Highest contract charges          2.61%             0.48%            (49.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.41%             21.35%
    Highest contract charges          2.59%             0.15%             19.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges        406,352     $1.376640        $559,401
    Highest contract charges            1,017     13.039439          13,261
    Remaining contract charges      1,886,268            --      23,495,575
 2009  Lowest contract charges        482,914      1.278577         617,443
    Highest contract charges            1,104     12.325953          13,605
    Remaining contract charges      2,229,435            --      25,902,639
 2008  Lowest contract charges        599,452      1.081452         648,278
    Highest contract charges           24,062      8.586317         206,605
    Remaining contract charges      2,646,685            --      26,099,174
 2007  Lowest contract charges        831,886      1.397865       1,162,864
    Highest contract charges           25,268     11.282737         285,091
    Remaining contract charges      3,268,660            --      42,126,286
 2006  Lowest contract charges        913,616      1.363163       1,245,403
    Highest contract charges           24,019     11.173114         268,368
    Remaining contract charges      3,708,222            --      47,365,201
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges      2,423,699      1.029640       2,495,538
    Highest contract charges              842     13.506767          11,369
    Remaining contract charges      4,121,534            --      77,144,568
 2009  Lowest contract charges      3,151,868      0.942550       2,970,794
    Highest contract charges               77     12.614620             974
    Remaining contract charges      4,979,422            --      85,014,561
 2008  Lowest contract charges      3,785,263      0.767650       2,905,757
    Highest contract charges           46,858      7.563094         354,390
    Remaining contract charges      6,390,035            --      87,339,205
 2007  Lowest contract charges      4,723,678      1.226769       5,794,862
    Highest contract charges           56,244     12.275072         690,404
    Remaining contract charges      7,932,355            --     174,098,555
 2006  Lowest contract charges      6,191,248      1.191924       7,379,498
    Highest contract charges           62,104     12.119250         752,655
    Remaining contract charges      9,930,693            --     219,462,327
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges        330,975      1.396243         462,121
    Highest contract charges            1,577     19.236563          30,331
    Remaining contract charges      2,420,405            --      26,738,378
 2009  Lowest contract charges        397,040      1.143469         454,003
    Highest contract charges               92     16.079902           1,474
    Remaining contract charges      3,003,755            --      27,025,182
 2008  Lowest contract charges        463,575      0.697147         323,180
    Highest contract charges           90,880      4.092333         371,911
    Remaining contract charges      3,463,897            --      19,341,712
 2007  Lowest contract charges        667,760      1.376764         919,348
    Highest contract charges          116,885      8.205665         959,119
    Remaining contract charges      3,808,451            --      43,882,413
 2006  Lowest contract charges        871,625      1.143977         997,120
    Highest contract charges          124,530      6.926968         862,617
    Remaining contract charges      4,573,711            --      45,388,744

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2010  Lowest contract charges        1.30%             6.22%              7.67%
    Highest contract charges          2.85%             5.91%              5.79%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             7.29%             18.23%
    Highest contract charges          0.49%               --              16.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.50%            (22.64)%
    Highest contract charges          2.60%             2.15%            (23.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             6.13%              2.55%
    Highest contract charges          2.59%             5.92%              0.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             6.44%              4.39%
    Highest contract charges          2.60%             6.17%              2.97%
    Remaining contract charges          --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH PORTFOLIO+
 2010  Lowest contract charges        1.30%             1.80%              9.24%
    Highest contract charges          2.25%             1.31%              7.31%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             2.02%             22.78%
    Highest contract charges          0.51%               --              20.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.45%            (37.43)%
    Highest contract charges          2.61%             0.38%            (38.39)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.16%              2.92%
    Highest contract charges          2.60%             0.92%              1.29%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.33%              9.81%
    Highest contract charges          2.60%             1.09%              8.13%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges        1.30%               --              22.11%
    Highest contract charges          2.16%               --              19.89%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%               --              64.02%
    Highest contract charges          0.50%               --              61.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.35%            (49.36)%
    Highest contract charges          2.61%               --             (50.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              20.35%
    Highest contract charges          2.59%               --              18.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges        701,982     $1.056265        $741,479
    Highest contract charges            6,789      9.424927          63,981
    Remaining contract charges      8,309,906            --      90,407,872
 2009  Lowest contract charges      1,183,561      1.069991       1,266,399
    Highest contract charges           17,954      9.696455         174,092
    Remaining contract charges     11,629,549            --     128,730,250
 2008  Lowest contract charges        814,432      1.083695         882,596
    Highest contract charges          439,819     10.165174       4,470,835
    Remaining contract charges     17,573,635            --     193,917,403
 2007  Lowest contract charges        569,155      1.072322         610,317
    Highest contract charges           74,895     10.215179         765,068
    Remaining contract charges      9,962,218            --     112,822,944
 2006  Lowest contract charges        891,930      1.035260         923,394
    Highest contract charges           46,293     10.017061         463,720
    Remaining contract charges      9,998,240            --     111,913,167
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2010  Lowest contract charges        412,326      1.550008         639,109
    Highest contract charges              719     12.797129           9,196
    Remaining contract charges      1,475,718            --      27,252,530
 2009  Lowest contract charges        528,382      1.465801         774,502
    Highest contract charges            1,610     12.353900          19,887
    Remaining contract charges      1,833,966            --      31,096,213
 2008  Lowest contract charges        622,256      1.253489         779,992
    Highest contract charges           12,811      7.453289          95,483
    Remaining contract charges      2,276,294            --      32,785,002
 2007  Lowest contract charges        826,001      1.895936       1,566,045
    Highest contract charges           14,385     11.449522         164,696
    Remaining contract charges      2,633,494            --      59,339,068
 2006  Lowest contract charges      1,216,657      1.602471       1,949,656
    Highest contract charges           14,837      9.826005         145,786
    Remaining contract charges      3,095,541            --      61,810,435
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO+
 2010  Lowest contract charges      1,424,805      1.529464       2,179,188
    Highest contract charges            1,586     17.190867          27,266
    Remaining contract charges      4,237,710            --      86,708,237
 2009  Lowest contract charges      1,738,595      1.275164       2,216,993
    Highest contract charges            3,021     14.626833          44,193
    Remaining contract charges      5,191,936            --      88,543,073
 2008  Lowest contract charges      1,757,401      0.890452       1,564,881
    Highest contract charges           92,635      8.893738         823,868
    Remaining contract charges      5,949,424            --      72,053,274
 2007  Lowest contract charges      2,269,373      1.504079       3,413,316
    Highest contract charges          121,169     15.263891       1,849,503
    Remaining contract charges      7,407,375            --     152,028,597
 2006  Lowest contract charges      2,757,833      1.501713       4,141,475
    Highest contract charges          132,180     15.474905       2,045,475
    Remaining contract charges      8,679,884            --     184,885,143

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges        1.30%             0.01%             (1.28)%
    Highest contract charges          2.85%             0.01%             (2.80)%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             0.02%             (1.27)%
    Highest contract charges          2.82%             0.01%             (2.80)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.31%              1.06%
    Highest contract charges          2.59%             1.66%             (0.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             4.84%              3.58%
    Highest contract charges          2.58%             4.52%              1.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             4.44%              3.24%
    Highest contract charges          2.59%             4.42%              1.67%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2010  Lowest contract charges        1.30%             2.39%              5.75%
    Highest contract charges          0.46%               --               3.82%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             3.49%             16.94%
    Highest contract charges          2.63%             3.22%             15.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.65%            (33.89)%
    Highest contract charges          2.60%             0.53%            (34.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.77%             18.31%
    Highest contract charges          2.59%             1.58%             16.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.11%             18.95%
    Highest contract charges          2.60%             1.84%             17.08%
    Remaining contract charges          --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO+
 2010  Lowest contract charges        1.30%             1.53%             19.94%
    Highest contract charges          2.16%             1.20%             17.79%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.30%             2.57%             43.20%
    Highest contract charges          0.51%               --              41.01%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.06%            (40.80)%
    Highest contract charges          2.61%             1.81%            (41.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.50%              0.16%
    Highest contract charges          2.59%             1.20%             (1.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.30%             14.20%
    Highest contract charges          2.60%             1.01%             12.38%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO+
 2010  Lowest contract charges         79,451    $14.762932      $1,172,935
    Highest contract charges              743     18.269444          13,579
    Remaining contract charges        783,799            --      11,157,995
 2009  Lowest contract charges         86,729     11.841244       1,026,974
    Highest contract charges              780     14.885238          11,610
    Remaining contract charges        919,962            --      10,526,065
 2008  Lowest contract charges        104,163      8.196631         853,785
    Highest contract charges           36,380      7.779124         283,002
    Remaining contract charges      1,033,313            --       8,235,142
 2007  Lowest contract charges        106,050     13.969089       1,481,427
    Highest contract charges           45,926     13.404473         615,617
    Remaining contract charges      1,069,893            --      14,618,811
 2006  Lowest contract charges        132,946     13.772179       1,830,946
    Highest contract charges           46,174     13.361686         616,966
    Remaining contract charges      1,159,866            --      15,715,755
UIF GLOBAL FRANCHISE
 PORTFOLIO+
 2010  Lowest contract charges         65,464     19.481149       1,275,320
    Highest contract charges            8,023     14.610833         117,217
    Remaining contract charges      1,132,032            --      20,921,824
 2009  Lowest contract charges         71,869     17.339968       1,246,199
    Highest contract charges            2,166     13.155359          28,497
    Remaining contract charges      1,304,096            --      21,755,532
 2008  Lowest contract charges         66,619     13.585555         905,052
    Highest contract charges           61,670     12.777273         787,977
    Remaining contract charges      1,493,199            --      19,656,530
 2007  Lowest contract charges        109,723     19.407659       2,129,476
    Highest contract charges           90,791     18.455152       1,675,556
    Remaining contract charges      1,873,920            --      35,429,095
 2006  Lowest contract charges        110,234     17.945559       1,978,215
    Highest contract charges           82,546     17.253444       1,424,197
    Remaining contract charges      1,901,413            --      33,426,027
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA+
 2010  Lowest contract charges         28,841      9.970725         287,562
    Highest contract charges              517      9.028582           4,664
    Remaining contract charges        692,482            --       6,602,325
 2009  Lowest contract charges         16,774      7.900012         132,515
    Highest contract charges              517      7.276105           3,759
    Remaining contract charges        483,317            --       3,664,952
 2008  Lowest contract charges         15,668      6.018009          94,288
    Highest contract charges              517      5.637671           2,913
    Remaining contract charges        494,319            --       2,877,778
 2007  Lowest contract charges         13,675     11.938399         163,259
    Highest contract charges              517     11.376060           5,877
    Remaining contract charges        489,745            --       5,704,321
 2006  Lowest contract charges          1,729     11.343436          19,602
    Highest contract charges            1,858     10.994400          20,425
    Remaining contract charges        311,478            --       3,474,115

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
UIF SMALL COMPANY GROWTH
 PORTFOLIO+
 2010  Lowest contract charges        1.50%               --              24.67%
    Highest contract charges          2.16%               --              23.00%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              44.47%
    Highest contract charges          0.07%               --              42.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%               --             (41.32)%
    Highest contract charges          2.61%               --             (41.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               1.43%
    Highest contract charges          2.60%               --               0.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --
UIF GLOBAL FRANCHISE
 PORTFOLIO+
 2010  Lowest contract charges        1.50%             0.57%             12.35%
    Highest contract charges          2.65%             0.62%             11.06%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%             7.91%             27.64%
    Highest contract charges          2.64%            13.19%             26.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             1.83%            (30.00)%
    Highest contract charges          2.61%             1.83%            (30.77)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               8.15%
    Highest contract charges          2.59%               --               6.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.34%             19.70%
    Highest contract charges          2.60%             1.36%             18.39%
    Remaining contract charges          --                --                 --
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA+
 2010  Lowest contract charges        0.75%               --              26.21%
    Highest contract charges          2.45%               --              24.09%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%               --              31.27%
    Highest contract charges          2.46%               --              29.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (49.59)%
    Highest contract charges          2.46%               --             (50.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%               --               5.25%
    Highest contract charges          2.47%               --               3.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               1.93%
    Highest contract charges          2.47%               --               0.21%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        150,770    $10.707143      $1,614,314
    Highest contract charges            3,481     15.312529          53,310
    Remaining contract charges      9,513,362            --      97,140,923
 2009  Lowest contract charges        166,185      9.884059       1,642,586
    Highest contract charges              781     14.406614          11,248
    Remaining contract charges     10,534,665            --     100,067,403
 2008  Lowest contract charges        182,835      6.908280       1,263,075
    Highest contract charges            3,919      6.471717          25,361
    Remaining contract charges     11,601,628            --      77,622,959
 2007  Lowest contract charges        131,777     12.809096       1,687,942
    Highest contract charges            3,128     12.205811          38,179
    Remaining contract charges      8,880,148            --     111,023,203
 2006  Lowest contract charges         61,339     11.334601         695,273
    Highest contract charges            2,879     10.985837          31,623
    Remaining contract charges      5,525,571            --      61,589,138
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges      1,621,911     13.299088      21,569,931
    Highest contract charges            5,854      9.211209          53,924
    Remaining contract charges     21,770,459            --     276,520,728
 2009  Lowest contract charges      1,803,648     11.580745      20,887,581
    Highest contract charges            5,977      8.158560          48,759
    Remaining contract charges     24,345,751            --     271,215,752
 2008  Lowest contract charges      2,043,940      8.372758      17,113,418
    Highest contract charges            4,694      5.999599          28,160
    Remaining contract charges     26,951,930            --     218,782,165
 2007  Lowest contract charges      1,656,358     14.137670      23,417,039
    Highest contract charges            1,387     10.304583          14,295
    Remaining contract charges     25,662,095            --     354,414,242
 2006  Lowest contract charges        723,831     13.427502       9,719,222
    Highest contract charges          206,802     13.026465       2,693,904
    Remaining contract charges     13,770,335            --     182,005,470
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges         50,942     10.982330         559,461
    Highest contract charges            2,511      9.944645          24,966
    Remaining contract charges      1,374,111            --      13,883,989
 2009  Lowest contract charges         56,318      9.553191         538,019
    Highest contract charges            2,511      8.798832          22,090
    Remaining contract charges      1,456,019            --      13,000,011
 2008  Lowest contract charges         51,049      7.519888         383,885
    Highest contract charges            2,519      7.044732          17,747
    Remaining contract charges      1,584,583            --      11,438,545
 2007  Lowest contract charges         56,859     12.344736         701,911
    Highest contract charges            2,943     11.763316          34,614
    Remaining contract charges      1,592,072            --      19,181,768
 2006  Lowest contract charges         33,525     11.941867         400,364
    Highest contract charges            8,311     11.574490          96,192
    Remaining contract charges        998,724            --      11,723,654

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        0.75%               --               8.33%
    Highest contract charges          2.65%               --               6.29%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             0.01%             43.08%
    Highest contract charges          2.62%               --              40.39%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (46.07)%
    Highest contract charges          2.45%               --             (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.01%             13.01%
    Highest contract charges          2.44%             0.01%             11.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.15%              6.88%
    Highest contract charges          2.45%             0.19%              5.08%
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges        0.75%             1.23%             14.84%
    Highest contract charges          2.45%             1.21%             12.90%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.98%             38.32%
    Highest contract charges          2.44%             1.67%             35.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.18%            (40.78)%
    Highest contract charges          2.45%             1.30%            (41.78)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.85%              5.29%
    Highest contract charges          1.80%               --              (1.60)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.35%             16.49%
    Highest contract charges          2.40%             0.69%             14.58%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges        0.75%             0.94%             14.96%
    Highest contract charges          2.45%             0.88%             13.02%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             1.48%             27.04%
    Highest contract charges          2.45%             1.60%             24.90%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.22%            (39.08)%
    Highest contract charges          2.46%             1.31%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.63%              3.37%
    Highest contract charges          2.45%             1.05%              1.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.09%             13.90%
    Highest contract charges          2.45%             0.97%             11.98%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND
 2010  Lowest contract charges               72,861    $12.477264        $909,107
    Highest contract charges                    969     17.245498          16,715
    Remaining contract charges           12,163,822            --     144,514,379
 2009  Lowest contract charges               84,092     10.215848         859,070
    Highest contract charges                  1,070      9.409166          10,071
    Remaining contract charges           14,014,943            --     137,382,382
 2008  Lowest contract charges               97,748      7.519269         734,996
    Highest contract charges                  1,083      7.044132           7,627
    Remaining contract charges           15,540,126            --     113,056,323
 2007  Lowest contract charges              112,489     12.219796       1,374,592
    Highest contract charges                  1,129     11.644211          13,151
    Remaining contract charges           14,978,099            --     178,577,475
 2006  Lowest contract charges               68,091     12.485517         850,137
    Highest contract charges                  6,248     12.101367          75,613
    Remaining contract charges           10,082,985            --     123,766,649
PUTNAM VT DIVERSIFIED INCOME
 2010  Lowest contract charges              307,120     22.337761       6,860,370
    Highest contract charges                  1,806     17.321812          31,286
    Remaining contract charges            4,748,639            --      91,533,726
 2009  Lowest contract charges              329,475     19.974918       6,581,244
    Highest contract charges                    705     15.786484          11,136
    Remaining contract charges            5,205,148            --      91,262,721
 2008  Lowest contract charges              415,676     12.954271       5,384,784
    Highest contract charges                 17,075      9.394683         160,417
    Remaining contract charges            3,869,327            --      45,119,497
 2007  Lowest contract charges              381,212     18.865269       7,191,676
    Highest contract charges                 16,940     13.916279         235,739
    Remaining contract charges            3,572,670            --      61,805,263
 2006  Lowest contract charges              103,180     18.253223       1,883,376
    Highest contract charges                  3,408     13.695602          46,676
    Remaining contract charges            1,699,537            --      28,308,569
PUTNAM VT GLOBAL ASSET ALLOCATION
 2010  Lowest contract charges               35,582     38.890290       1,383,779
    Highest contract charges                 24,966     10.811021         269,907
    Remaining contract charges              734,425            --      16,616,685
 2009  Lowest contract charges               43,012     34.164535       1,469,484
    Highest contract charges                 30,068      9.655170         290,315
    Remaining contract charges              698,641            --      14,225,094
 2008  Lowest contract charges               43,135     25.458789       1,098,169
    Highest contract charges                 46,631      7.314486         341,078
    Remaining contract charges              679,258            --      10,651,901
 2007  Lowest contract charges               47,948     38.469378       1,844,542
    Highest contract charges                 44,727     11.236730         502,580
    Remaining contract charges              646,439            --      15,829,489
 2006  Lowest contract charges               29,464     37.652345       1,109,417
    Highest contract charges                 54,797     11.181051         612,685
    Remaining contract charges              428,260            --       9,287,712

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND
 2010  Lowest contract charges             0.75%           0.43%           22.14%
    Highest contract charges               2.45%           0.27%           19.84%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           0.65%           35.86%
    Highest contract charges               2.45%           0.63%           33.58%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           0.29%          (38.47)%
    Highest contract charges               2.46%           0.28%          (39.51)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           0.14%           (2.13)%
    Highest contract charges               2.45%           0.22%           (3.78)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           0.01%           13.80%
    Highest contract charges               2.46%           0.02%           11.88%
    Remaining contract charges               --              --               --
PUTNAM VT DIVERSIFIED INCOME
 2010  Lowest contract charges             0.75%          14.31%           11.83%
    Highest contract charges               2.65%          14.46%            9.73%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           7.42%           54.20%
    Highest contract charges               2.62%             --            51.30%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           6.04%          (31.33)%
    Highest contract charges               2.45%           6.02%          (32.49)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.74%           3.32%            3.35%
    Highest contract charges               2.43%           2.78%            1.61%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           3.29%            5.50%
    Highest contract charges               2.45%           5.97%            3.72%
    Remaining contract charges               --              --               --
PUTNAM VT GLOBAL ASSET ALLOCATION
 2010  Lowest contract charges             0.75%           5.93%           13.83%
    Highest contract charges               2.40%           5.86%           11.97%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           6.10%           34.20%
    Highest contract charges               2.40%           5.48%           32.00%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           3.74%          (33.82)%
    Highest contract charges               2.40%           3.81%          (34.91)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           0.45%            2.17%
    Highest contract charges               2.40%           0.50%            0.50%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           2.41%           12.01%
    Highest contract charges               2.39%           2.71%           10.18%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2010  Lowest contract charges                9,417    $49.564167        $466,770
    Highest contract charges                 15,626      9.438735         147,489
    Remaining contract charges              270,360            --       6,675,006
 2009  Lowest contract charges               12,216     43.659846         533,357
    Highest contract charges                 15,961      8.452551         134,913
    Remaining contract charges              289,776            --       6,462,879
 2008  Lowest contract charges               16,433     33.886310         556,867
    Highest contract charges                 16,783      6.669551         111,932
    Remaining contract charges              309,665            --       5,430,085
 2007  Lowest contract charges               25,149     55.693138       1,400,633
    Highest contract charges                 20,908     11.144502         233,005
    Remaining contract charges              340,573            --       9,644,633
 2006  Lowest contract charges               14,976     59.718647         894,403
    Highest contract charges                 22,193     12.148945         269,616
    Remaining contract charges              240,346            --       6,943,688
PUTNAM VT INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges               20,816      6.971452         145,118
    Highest contract charges                  5,880      6.603881          38,831
    Remaining contract charges              140,450            --         962,085
 2009  Lowest contract charges               15,743      6.556827         103,224
    Highest contract charges                  6,383      6.314339          40,304
    Remaining contract charges              107,464            --         701,932
 2008  Lowest contract charges               46,343      5.235104         242,611
    Highest contract charges                  7,273      5.125422          37,275
    Remaining contract charges              118,274            --         613,319
 2007  Lowest contract charges                3,762      9.771491          36,756
    Highest contract charges                  1,190      9.734619          11,582
    Remaining contract charges               19,462            --         189,748
PUTNAM VT INTERNATIONAL EQUITY
 2010  Lowest contract charges               99,638     20.039777       1,996,733
    Highest contract charges                    563     13.894466           7,817
    Remaining contract charges            7,637,127            --     108,990,572
 2009  Lowest contract charges              106,577     18.350770       1,955,771
    Highest contract charges                  4,312      6.831196          29,454
    Remaining contract charges            8,482,486            --     111,244,125
 2008  Lowest contract charges              146,356     14.834573       2,171,135
    Highest contract charges                  4,316      5.617009          24,245
    Remaining contract charges            9,736,546            --     103,757,433
 2007  Lowest contract charges              153,023     26.666709       4,080,629
    Highest contract charges                  4,289     10.270794          44,051
    Remaining contract charges            9,141,993            --     176,142,686
 2006  Lowest contract charges               63,066     24.793041       1,563,620
    Highest contract charges                282,850     12.560151       3,552,633
    Remaining contract charges            6,914,868            --     122,230,683

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2010  Lowest contract charges             0.75%           1.71%           13.52%
    Highest contract charges               2.40%           1.53%           11.67%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           2.69%           28.84%
    Highest contract charges               2.40%           2.70%           26.73%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           2.31%          (39.16)%
    Highest contract charges               2.41%           2.16%          (40.15)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           1.12%           (6.74)%
    Highest contract charges               2.39%           1.11%           (8.27)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           1.31%           15.05%
    Highest contract charges               2.40%           1.35%           13.16%
    Remaining contract charges               --              --               --
PUTNAM VT INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges             0.75%           3.16%            6.32%
    Highest contract charges               2.40%           3.36%            4.59%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%             --            25.25%
    Highest contract charges               2.40%             --            23.20%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           1.98%          (46.43)%
    Highest contract charges               2.38%           0.39%          (47.30)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.20%             --            (1.06)%
    Highest contract charges               0.56%             --            (1.24)%
    Remaining contract charges               --              --               --
PUTNAM VT INTERNATIONAL EQUITY
 2010  Lowest contract charges             0.75%           3.55%            9.20%
    Highest contract charges               0.71%             --             7.15%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%             --            23.70%
    Highest contract charges               2.45%             --            21.62%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           2.16%          (44.37)%
    Highest contract charges               2.46%           2.12%          (45.31)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           2.18%            7.56%
    Highest contract charges               1.85%             --            (1.78)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           0.46%           26.77%
    Highest contract charges               2.40%           0.52%           24.69%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT INVESTORS
 2010  Lowest contract charges               66,102     $9.314562        $615,710
    Highest contract charges                  2,755     14.387846          39,638
    Remaining contract charges            8,607,283            --      69,842,234
 2009  Lowest contract charges               68,518      8.237992         564,451
    Highest contract charges                    803      5.489267           4,409
    Remaining contract charges            9,081,574            --      65,286,579
 2008  Lowest contract charges               97,311      6.344414         617,379
    Highest contract charges                    807      4.299982           3,469
    Remaining contract charges           10,041,026            --      55,823,970
 2007  Lowest contract charges              106,516     10.573923       1,126,293
    Highest contract charges                    753      7.289828           5,488
    Remaining contract charges            4,916,487            --      45,714,453
 2006  Lowest contract charges               66,801     11.233877         750,433
    Highest contract charges                 16,852      7.889516         132,952
    Remaining contract charges              718,428            --       6,978,839
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges               16,619     12.414350         206,317
    Highest contract charges                 11,509     12.343941         142,062
    Remaining contract charges              232,864            --       2,882,437
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges               77,254     23.032476       1,779,343
    Highest contract charges                    240     16.819413           4,029
    Remaining contract charges            3,827,212            --      80,764,591
 2009  Lowest contract charges               86,734     18.419681       1,597,607
    Highest contract charges                    404     14.612504           5,905
    Remaining contract charges            4,420,685            --      75,255,100
 2008  Lowest contract charges               99,828     14.109315       1,408,509
    Highest contract charges                    462     11.385034           5,256
    Remaining contract charges            4,829,138            --      63,475,722
 2007  Lowest contract charges              108,047     23.443202       2,532,960
    Highest contract charges                  1,062     19.242065          20,432
    Remaining contract charges            5,491,727            --     120,977,961
 2006  Lowest contract charges               82,053     27.061733       2,220,481
    Highest contract charges                  1,047     22.593352          23,660
    Remaining contract charges            4,143,332            --     105,687,390

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
PUTNAM VT INVESTORS
 2010  Lowest contract charges             0.75%           1.18%           13.07%
    Highest contract charges               0.83%             --            10.94%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           1.20%           29.85%
    Highest contract charges               2.45%           1.13%           27.66%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           0.26%          (40.00)%
    Highest contract charges               2.46%           0.25%          (41.01)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           0.30%           (5.88)%
    Highest contract charges               2.44%             --            (7.46)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           0.26%           13.08%
    Highest contract charges               2.40%           0.40%           11.23%
    Remaining contract charges               --              --               --
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges             0.20%             --            24.14%
    Highest contract charges               0.64%             --            23.44%
    Remaining contract charges               --              --               --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges             0.75%           0.31%           25.04%
    Highest contract charges               0.71%             --            22.69%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           1.74%           30.55%
    Highest contract charges               2.45%           1.70%           28.35%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           1.45%          (39.82)%
    Highest contract charges               2.46%           1.53%          (40.83)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           0.53%          (13.37)%
    Highest contract charges               2.45%           0.57%          (14.83)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           0.27%           16.42%
    Highest contract charges               2.45%           0.21%           14.46%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges              127,039    $11.162153      $1,418,024
    Highest contract charges                 22,312      9.451568         210,883
    Remaining contract charges            1,063,429            --      11,238,329
 2009  Lowest contract charges              145,761     10.147627       1,479,130
    Highest contract charges                 47,663      8.735376         416,351
    Remaining contract charges            1,151,360            --      11,147,066
 2008  Lowest contract charges              185,458      8.138466       1,509,347
    Highest contract charges                 15,509      7.104520         110,182
    Remaining contract charges            1,391,190            --      10,856,994
 2007  Lowest contract charges              208,248     13.832698       2,880,632
    Highest contract charges                 15,509     12.282903         190,492
    Remaining contract charges            1,918,474            --      25,573,445
 2006  Lowest contract charges              170,613     13.805165       2,355,313
    Highest contract charges                 73,393     12.487367         916,485
    Remaining contract charges            1,101,888            --      14,819,473
PUTNAM VT VOYAGER
 2010  Lowest contract charges                2,114     71.082910         150,253
    Highest contract charges                 36,721      7.881191         289,409
    Remaining contract charges              654,778            --      12,681,084
 2009  Lowest contract charges                  660     59.287204          39,120
    Highest contract charges                 76,547      6.682609         511,531
    Remaining contract charges              844,368            --      14,566,150
 2008  Lowest contract charges                  354     36.445963          12,914
    Highest contract charges                 11,583      4.176328          48,374
    Remaining contract charges              214,626            --       1,758,201
 2007  Lowest contract charges                  668     58.316205          38,939
    Highest contract charges                    779      6.780291           5,280
    Remaining contract charges              206,033            --       2,973,855
 2006  Lowest contract charges                  574     55.681359          32,063
    Highest contract charges                    779      6.584955           5,128
    Remaining contract charges              190,493            --       2,513,079
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges              533,595     14.769377       7,880,860
    Highest contract charges                  1,180     14.252552          16,814
    Remaining contract charges              799,494            --      11,615,521
 2009  Lowest contract charges              570,839     13.214639       7,543,430
    Highest contract charges                  1,215     12.970674          15,763
    Remaining contract charges              849,002            --      11,123,747

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges             0.75%           5.23%           10.00%
    Highest contract charges               2.40%           5.40%            8.20%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           4.72%           24.69%
    Highest contract charges               2.40%           4.73%           22.65%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%           4.73%          (41.17)%
    Highest contract charges               2.46%           4.60%          (42.16)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%           2.56%            0.20%
    Highest contract charges               2.42%             --            (1.49)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           1.93%           11.09%
    Highest contract charges               2.39%           0.39%            9.27%
    Remaining contract charges               --              --               --
PUTNAM VT VOYAGER
 2010  Lowest contract charges             0.75%           1.39%           19.90%
    Highest contract charges               2.40%           2.13%           17.94%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           0.60%           62.67%
    Highest contract charges               2.39%           0.19%           60.01%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.75%             --           (37.50)%
    Highest contract charges               2.41%             --           (38.53)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.75%             --             4.73%
    Highest contract charges               2.45%             --             2.97%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.75%           0.10%            4.65%
    Highest contract charges               2.46%           0.14%            2.88%
    Remaining contract charges               --              --               --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges             0.75%           1.91%           11.77%
    Highest contract charges               2.45%           1.94%            9.88%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.75%           1.26%           26.50%
    Highest contract charges               2.41%           0.64%           24.37%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges      1,565,877    $15.856481     $24,829,291
    Highest contract charges            4,130     13.614525          56,231
    Remaining contract charges      9,140,515            --     129,395,181
 2009  Lowest contract charges      1,715,066     14.239834      24,422,250
    Highest contract charges            4,510     12.513242          56,430
    Remaining contract charges     10,613,649            --     137,147,633
 2008  Lowest contract charges      1,832,525     11.559974      21,183,941
    Highest contract charges          170,721     10.728106       1,831,515
    Remaining contract charges     11,817,340            --     124,729,396
 2007  Lowest contract charges      1,536,034     17.180850      26,390,363
    Highest contract charges          224,766     16.242615       3,650,783
    Remaining contract charges     13,473,316            --     210,670,699
 2006  Lowest contract charges        709,821     16.884100      11,984,674
    Highest contract charges          240,737     16.260056       3,914,398
    Remaining contract charges     12,984,579            --     196,567,309
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND+
 2010  Lowest contract charges        916,609     15.326425      14,048,334
    Highest contract charges            2,306     14.731114          33,977
    Remaining contract charges     10,101,696            --     147,175,421
 2009  Lowest contract charges      1,038,874     13.346950      13,865,797
    Highest contract charges              281     13.100744           3,681
    Remaining contract charges     11,785,798            --     150,911,372
 2008  Lowest contract charges      1,168,736     10.472431      12,239,512
    Highest contract charges          289,610      9.718718       2,814,639
    Remaining contract charges     13,062,547            --     132,657,009
 2007  Lowest contract charges      1,156,424     16.435250      19,006,123
    Highest contract charges          392,284     15.537611       6,095,161
    Remaining contract charges     15,420,638            --     248,107,222
 2006  Lowest contract charges        741,739     16.953685      12,575,188
    Highest contract charges          417,001     16.327017       6,808,385
    Remaining contract charges     14,102,535            --     236,130,834
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2010  Lowest contract charges         28,754     14.783671         425,087
    Highest contract charges            1,370     18.792773          25,743
    Remaining contract charges        206,818            --       2,936,333
 2009  Lowest contract charges         26,817     12.551405         336,592
    Highest contract charges              825     16.207270          13,367
    Remaining contract charges        225,890            --       2,724,315
 2008  Lowest contract charges         15,971      7.691740         122,845
    Highest contract charges           15,774      7.233687         114,101
    Remaining contract charges        210,027            --       1,565,730
 2007  Lowest contract charges         19,361     15.344436         297,088
    Highest contract charges           22,244     14.590661         324,551
    Remaining contract charges        250,608            --       3,749,989
 2006  Lowest contract charges         21,397     13.353671         285,746
    Highest contract charges           24,631     12.838045         316,216
    Remaining contract charges        289,264            --       3,785,673

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND+
 2010  Lowest contract charges        0.75%             0.10%             11.35%
    Highest contract charges          2.17%               --               9.04%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             3.64%             23.18%
    Highest contract charges          2.61%             4.11%             20.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.74%            (32.72)%
    Highest contract charges          2.61%             1.96%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.05%              1.76%
    Highest contract charges          2.59%             1.38%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.67%             15.11%
    Highest contract charges          2.60%             0.93%             13.00%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND+
 2010  Lowest contract charges        0.75%             0.14%             14.83%
    Highest contract charges          2.85%             0.02%             12.45%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        0.75%             4.32%             27.45%
    Highest contract charges          2.83%             3.90%             24.80%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.25%            (36.28)%
    Highest contract charges          2.61%             2.39%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.36%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.95%             15.18%
    Highest contract charges          2.60%             1.25%             13.07%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2010  Lowest contract charges        1.50%               --              17.79%
    Highest contract charges          1.83%               --              16.21%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              63.18%
    Highest contract charges          2.64%               --              61.32%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             0.22%            (49.87)%
    Highest contract charges          2.61%             0.21%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.60%               --              (0.01)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2010  Lowest contract charges          9,814    $14.285671        $140,199
    Highest contract charges              387     19.319354           7,471
    Remaining contract charges        110,675            --       1,533,037
 2009  Lowest contract charges          9,132     11.393961         104,052
    Highest contract charges            1,070     10.695487          11,442
    Remaining contract charges        114,901            --       1,265,941
 2008  Lowest contract charges          5,039      7.396327          37,268
    Highest contract charges            1,422      7.019577           9,979
    Remaining contract charges         70,311            --         504,495
 2007  Lowest contract charges         18,596     14.122344         262,619
    Highest contract charges            1,224     13.551542          16,586
    Remaining contract charges         78,128            --       1,077,401
 2006  Lowest contract charges         19,592     12.190083         238,816
    Highest contract charges            1,615     11.826680          19,101
    Remaining contract charges         93,854            --       1,124,392
INVESCO VAN KAMPEN V.I.
 GOVERNMENT FUND+
 2010  Lowest contract charges        137,005     11.267324       1,543,676
    Highest contract charges            4,496     10.311323          46,363
    Remaining contract charges      2,236,785            --      24,161,451
 2009  Lowest contract charges        138,305     10.904925       1,508,201
    Highest contract charges            9,879     10.137420         100,150
    Remaining contract charges      2,563,149            --      26,965,471
 2008  Lowest contract charges        150,581     10.975385       1,652,686
    Highest contract charges          150,356     10.421719       1,566,970
    Remaining contract charges      2,590,610            --      27,642,811
 2007  Lowest contract charges        180,172     10.975127       1,977,413
    Highest contract charges          192,174     10.536728       2,024,888
    Remaining contract charges      2,942,945            --      31,607,914
 2006  Lowest contract charges        169,275     10.410536       1,762,237
    Highest contract charges          145,069     10.105234       1,465,956
    Remaining contract charges      2,445,602            --      25,062,661
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges         79,552      1.269817         101,016
    Highest contract charges          106,951      1.156949         123,737
    Remaining contract charges        235,450            --         277,652
 2009  Lowest contract charges         81,165      1.133830          92,028
    Highest contract charges           70,665      1.046026          73,918
    Remaining contract charges        311,805            --         330,550
 2008  Lowest contract charges         81,582      0.993419          81,046
    Highest contract charges           74,510      0.928005          69,146
    Remaining contract charges        314,856            --         295,012
 2007  Lowest contract charges         85,018      1.417654         120,526
    Highest contract charges          114,042      1.340980         152,929
    Remaining contract charges        281,851            --         379,448
 2006  Lowest contract charges         60,735      1.332802          80,950
    Highest contract charges          133,644      1.276570         170,606
    Remaining contract charges        275,761            --         352,240

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2010  Lowest contract charges        1.50%               --              25.38%
    Highest contract charges          1.45%               --              23.70%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%               --              54.05%
    Highest contract charges          2.60%               --              52.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.52%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.49%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
INVESCO VAN KAMPEN V.I.
 GOVERNMENT FUND+
 2010  Lowest contract charges        1.50%             0.21%              3.32%
    Highest contract charges          2.16%               --               1.94%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.50%             6.00%             (0.64)%
    Highest contract charges          2.63%             6.42%             (1.78)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%             4.50%                --
    Highest contract charges          2.60%             4.38%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.52%              5.42%
    Highest contract charges          2.59%             3.99%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             3.03%              1.57%
    Highest contract charges          2.60%             4.02%              0.46%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges        1.15%             1.78%             11.99%
    Highest contract charges          2.40%             1.93%             10.60%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             2.05%             14.13%
    Highest contract charges          2.40%             2.05%             12.72%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.45%            (29.93)%
    Highest contract charges          2.41%             2.35%            (30.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.42%              6.37%
    Highest contract charges          2.39%             2.20%              5.05%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.12%             3.07%             10.86%
    Highest contract charges          2.40%             2.29%              9.48%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges        356,306     $1.491631        $531,478
    Highest contract charges           97,554      1.359018         132,577
    Remaining contract charges        974,299            --       1,361,046
 2009  Lowest contract charges        308,179      1.409455         434,365
    Highest contract charges          102,880      1.300294         133,774
    Remaining contract charges        890,739            --       1,182,791
 2008  Lowest contract charges        227,229      1.272794         289,215
    Highest contract charges          107,530      1.188977         127,851
    Remaining contract charges      1,071,053            --       1,293,109
 2007  Lowest contract charges        120,474      1.257584         151,507
    Highest contract charges           56,300      1.189547          66,971
    Remaining contract charges        461,655            --         557,283
 2006  Lowest contract charges         74,881      1.197937          89,704
    Highest contract charges           90,943      1.147383         104,346
    Remaining contract charges        622,452            --         723,603
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges        867,685      1.176790       1,021,082
    Highest contract charges          134,697      1.072157         144,416
    Remaining contract charges        564,071            --         630,646
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges          2,038     12.205915          24,881
    Highest contract charges           11,489     12.145438         139,541
    Remaining contract charges          1,855            --          22,582
 2009  Lowest contract charges         21,770      1.016688          22,133
    Highest contract charges          166,135      0.945390         157,062
    Remaining contract charges         20,026            --          19,576
 2008  Lowest contract charges         19,725      0.912908          18,007
    Highest contract charges          171,800      0.856985         147,230
    Remaining contract charges         26,162            --          23,120
 2007  Lowest contract charges         16,523      1.631868          26,964
    Highest contract charges          112,146      1.546543         173,439
    Remaining contract charges         22,966            --          36,480
 2006  Lowest contract charges         19,540      1.433665          28,014
    Highest contract charges          103,796      1.401778         145,499
    Remaining contract charges          5,608            --           8,019

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges        1.15%             3.38%              5.83%
    Highest contract charges          2.40%             3.42%              4.52%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             4.48%             10.74%
    Highest contract charges          2.40%             4.52%              9.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             4.84%              1.21%
    Highest contract charges          2.38%             4.84%             (0.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             4.57%              4.98%
    Highest contract charges          2.41%             4.58%              3.68%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             4.34%              2.67%
    Highest contract charges          2.40%             4.38%              1.39%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND+
 2010  Lowest contract charges        0.52%               --              12.53%
    Highest contract charges          2.40%             0.93%             11.13%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges        0.52%               --              22.06%
    Highest contract charges          0.96%               --              21.45%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             3.08%             11.37%
    Highest contract charges          2.10%             3.05%             10.32%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.93%            (44.06)%
    Highest contract charges          2.10%             2.22%            (44.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.11%             0.01%             11.38%
    Highest contract charges          2.09%             0.01%             10.33%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.60%             1.71%             18.89%
    Highest contract charges          2.10%             1.68%             18.30%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges        569,064     $1.750561        $996,181
    Highest contract charges           22,215      1.594913          35,431
    Remaining contract charges      1,199,347            --       1,985,952
 2009  Lowest contract charges        630,431      1.396830         880,605
    Highest contract charges           25,040      1.288635          32,267
    Remaining contract charges      1,380,364            --       1,834,146
 2008  Lowest contract charges        730,671      0.925656         676,350
    Highest contract charges           30,740      0.864682          26,580
    Remaining contract charges      1,522,093            --       1,350,978
 2007  Lowest contract charges        560,681      1.598511         896,254
    Highest contract charges           29,179      1.512039          44,119
    Remaining contract charges      1,511,464            --       2,330,712
 2006  Lowest contract charges        167,784      1.420762         238,381
    Highest contract charges           40,178      1.360791          54,673
    Remaining contract charges      1,529,574            --       2,106,846
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges         10,567     15.788306         166,842
    Highest contract charges            1,791     14.723816          26,378
    Remaining contract charges         10,128            --         153,745
 2009  Lowest contract charges          6,620     11.782931          78,005
    Highest contract charges            2,176     11.126586          24,210
    Remaining contract charges          7,235            --          82,817
 2008  Lowest contract charges          6,842      8.495159          58,126
    Highest contract charges            2,491      8.122728          20,230
    Remaining contract charges         14,705            --         121,817
 2007  Lowest contract charges          6,871     15.443882         106,121
    Highest contract charges            3,895     14.952864          58,237
    Remaining contract charges          9,653            --         147,003
 2006  Lowest contract charges          4,530     12.771333          57,857
    Highest contract charges            1,077     12.580387          13,551
    Remaining contract charges          7,172            --          90,854
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges          2,190     13.689196          29,980
    Highest contract charges            2,779     12.981936          36,079
    Remaining contract charges          3,201            --          42,587
 2009  Lowest contract charges          2,203     11.810054          26,013
    Highest contract charges            3,210     11.306740          36,289
    Remaining contract charges          4,929            --          56,934
 2008  Lowest contract charges          2,266      7.458200          16,902
    Highest contract charges              408      7.131261           2,911
    Remaining contract charges         10,971            --          79,662
 2007  Lowest contract charges          6,090     13.605746          82,865
    Highest contract charges              364     13.173244           4,791
    Remaining contract charges         12,340            --         165,166
 2006  Lowest contract charges          4,855     13.859145          67,308
    Highest contract charges              206     13.587309           2,798
    Remaining contract charges          9,835            --         134,714

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges        1.15%               --              25.32%
    Highest contract charges          2.40%               --              23.77%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              50.90%
    Highest contract charges          2.40%               --              49.03%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (42.09)%
    Highest contract charges          2.41%               --             (42.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              12.51%
    Highest contract charges          2.40%               --              11.12%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.39%               --              19.84%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges        1.15%               --              33.99%
    Highest contract charges          2.40%               --              32.33%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%               --              38.70%
    Highest contract charges          2.40%               --              36.98%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (44.99)%
    Highest contract charges          2.41%               --             (45.68)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              20.93%
    Highest contract charges          2.33%               --              19.43%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              13.33%
    Highest contract charges          2.10%               --              12.26%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges        1.15%             1.50%             15.91%
    Highest contract charges          2.10%             1.50%             14.82%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.15%             1.21%             58.35%
    Highest contract charges          2.11%             1.18%             56.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.18%               --             (45.18)%
    Highest contract charges          2.40%               --             (45.87)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.02%             (1.83)%
    Highest contract charges          2.39%             0.02%             (3.05)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              14.40%
    Highest contract charges          2.37%               --              12.98%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges          6,819    $13.445072         $91,678
    Highest contract charges           32,049     13.074811         419,038
    Remaining contract charges          1,433            --          18,787
 2009  Lowest contract charges          7,185     10.989858          78,958
    Highest contract charges            3,489     10.521380          36,704
    Remaining contract charges         35,167            --         377,693
 2008  Lowest contract charges         30,815      7.524753         231,875
    Highest contract charges              573      7.325020           4,198
    Remaining contract charges         37,636            --         278,213
 2007  Lowest contract charges         31,397     12.707062         398,960
    Highest contract charges              573     12.463044           7,143
    Remaining contract charges         31,221            --         391,666
 2006  Lowest contract charges          5,142     12.054296          61,982
    Highest contract charges              573     11.911783           6,827
    Remaining contract charges          3,816            --          45,654
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges            943     12.277580          11,574
    Highest contract charges              470     12.224767           5,748
    Remaining contract charges         19,406            --         237,778

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges        1.15%             0.76%             22.34%
    Highest contract charges          1.65%             0.76%             21.73%
    Remaining contract charges          --                --                 --
 2009  Lowest contract charges        1.16%               --              46.05%
    Highest contract charges          2.09%               --              44.67%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.94%            (40.78)%
    Highest contract charges          1.90%             1.92%            (41.23)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.74%              5.42%
    Highest contract charges          1.90%             0.60%              4.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              10.94%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        0.52%               --              22.78%
    Highest contract charges          0.96%               --              22.25%
    Remaining contract charges          --                --                 --

   * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
 *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
   #  Rounded unit values
   +  See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75% of the Sub-Account's average daily net assets.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects, and The Hartford's Lifetime Income Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the Lifetime Income Selects and the Lifetime Income Portfolios to a maximum charge of 1.50%

    These charges are redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the Sub-Account's average daily net assets each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (2)
       (3)    (b) Form of Dealer Agreement. (3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract. (4)
       (5)    Form of Application. (4)
       (6)    (a) Certificates of Incorporation of Hartford. (5)
       (6)    (b) Bylaws of Hartford. (5)
       (7)    Form of Reinsurance Agreement. (2)
       (8)    (a) Form of Fund Participation Agreement. (6)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (7)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (7)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditors' Consent
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Post-Effective Amendment No. 2, to the Registration Statement File No. 333-80732, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101938, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed September 17, 2008.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 18,662 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Richard J. Wirth
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*     *By:   /s/ Richard J. Wirth
                                                      ------------------------------
David N. Levenson, Chief Executive Officer,           Richard J. Wirth
 President, Chairman of the Board, Director*          Attorney-in-Fact
Gregory McGreevey, Executive Vice President,   Date:  April 22, 2011
 Chief Investment Officer, Director*

333-119420

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Richard J. Wirth, Assistant General Counsel
(10) (a) Consent of Deloitte & Touche LLP.
(10) (b) Independent Auditors' Consent
(99)     Power of Attorney.